UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally

BNY Mellon Investment Servicing (US) Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	January 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS — 89.3%
Banks — 8.5%
576,500	BNP Paribas SA - ADR	$13,744,913
361,085	Citigroup, Inc.	15,374,999
333,380	DBS Group Holdings Ltd. - ADR	13,208,516
432,695	HSBC Holdings Plc - ADR	15,317,403
1,446,615	KeyCorp	16,144,223
381,475	Morgan Stanley	9,872,573
1,226,670	Siam Commercial Bank Public Co. Ltd.(d)	4,462,803
		88,125,430
Consumer Discretionary — 16.9%
184,380	Accor SA	7,002,399
451,330	Bridgestone Corp. - ADR	8,236,773
252,500	Comcast Corp. - Class A	14,066,775
338,030	Dollar General Corp.	25,372,532
2,250,410	Kingfisher Plc	10,531,096
164,765	Macy’s, Inc.	6,658,154
249,460	Nielsen Holdings Plc	12,013,994
325,760	NIKE, Inc. - Class B	20,200,378
1,306,070	Nissan Motor Co. Ltd.	12,989,807
320,715	Pandora A/S - ADR	10,715,088
227,200	PVH Corp.	16,671,936
115,515	Royal Caribbean Cruises Ltd.	9,467,609
235,000	Sky Plc - ADR	14,718,050
282,660	Tata Motors Ltd. - ADR(b)	7,060,847
		175,705,438
Consumer Staples — 9.7%
266,845	CVS Health Corp.	25,774,559
216,580	PepsiCo, Inc.	21,506,394
350,000	Svenska Cellulosa AB SCA - ADR	10,325,000
420,360	Unilever NV	18,445,021
199,000	Wal-Mart Stores, Inc.	13,205,640
589,395	Wilmar International Ltd. - ADR	11,929,355
		101,185,969
Diversified Financials — 5.2%
461,905	Discover Financial Services	21,150,630
855,280	ING Groep NV	9,743,548
838,550	Mediobanca SpA	6,720,440
1,183,790	ORIX Corp.	16,741,709
		54,356,327
Energy — 3.6%
129,245	China Petroleum & Chemical Corp. - ADR	7,277,786
441,990	ConocoPhillips	17,272,969
874,470	Encana Corp.	3,838,954
646,120	ENI SpA	9,376,529
		37,766,238
Health Care — 13.4%
133,505	Aetna, Inc.	13,596,149
Shares		Value
Health Care (continued)
287,445	AstraZeneca Plc	$18,508,835
189,500	DENTSPLY International, Inc.	11,159,655
251,150	Otsuka Holdings Co. Ltd.	8,449,076
774,880	Pfizer, Inc.	23,626,091
169,000	Shionogi & Co. Ltd.	7,375,063
203,280	St. Jude Medical, Inc.	10,745,381
185,640	Thermo Fisher Scientific, Inc.	24,515,618
220,915	Zimmer Holdings, Inc.	21,928,023
		139,903,891
Industrials — 5.2%
186,500	Itochu Corp. - ADR	4,345,449
227,615	Raytheon Co.	29,189,348
189,360	Union Pacific Corp.	13,633,920
139,195	United Rentals, Inc.(b)	6,668,832
		53,837,549
Information Technology — 14.1%
44,750	Alphabet, Inc. - Class C(b)	33,247,013
376,545	Apple, Inc.	36,652,890
116,040	Atos SE	9,173,329
102,785	Avago Technologies Ltd.	13,743,382
232,720	CDW Corp.	8,948,084
185,905	Hitachi Ltd. - ADR	9,163,257
2,030,750	Nokia Oyj	14,628,356
179,110	NXP Semiconductors NV(b)	13,393,846
857,890	Telefonaktiebolaget LM Ericsson - B Shares	7,620,194
		146,570,351
Insurance — 3.2%
158,710	American International Group, Inc.	8,963,941
101,560	CHUBB Ltd.	11,483,389
2,131,429	RSA Insurance Group Plc - ADR	12,937,774
		33,385,104
Materials — 0.8%
308,150	Rio Tinto Ltd.	8,702,070
Real Estate — 0.8%
878,090	Wharf Holdings Ltd. - ADR	8,104,771
Telecommunication Services — 1.7%
257,975	China Telecom Corp. Ltd. - ADR	12,083,549
485,500	KDDI Corp. - ADR	6,156,140
		18,239,689
Utilities — 6.2%
301,220	American Water Works Co., Inc.	19,552,190
272,280	Edison International	16,826,904
373,880	Electric Power Development Co. Ltd.	12,614,341
286,150	Enagas SA	8,322,963

1

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
Utilities (continued)
400,370	Tokyo Gas Co. Ltd. - ADR	$7,382,823
		64,699,221
Total Common Stocks (Cost $926,867,230)		930,582,048

Principal Amount
U.S. GOVERNMENT AGENCIES — 2.4%
Federal Home Loan Bank — 2.4%
$25,000,000	0.29%, 02/26/16(e)	24,995,052
Total U.S. Government Agencies (Cost $24,995,052)		24,995,052

Shares
INVESTMENT COMPANY — 8.0%
83,890,109	SEI Daily Income Trust Government II Fund, Class A, 0.01%,(c)	83,890,109
Total Investment Company (Cost $83,890,109)		83,890,109
TOTAL INVESTMENTS — 99.7% (Cost $1,035,752,391)(a)		1,039,467,209
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		3,043,710
NET ASSETS — 100.0%		$1,042,510,919

(a)	Cost for federal income tax purposes is $1,035,752,391 and net unrealized appreciation of investments is as follows:
	Unrealized appreciation	$109,598,737
	Unrealized depreciation	(105,883,919)
	Net unrealized appreciation	$3,714,818
(b)	Non-income producing security.
(c)	Rate shown represents current yield at January 31, 2016. (d) This security is considered either fully or partially illiquid.
These securities or portions thereof have a value of $4,271,506 or 0.41% of net assets.
(e)	The rate represents the annualized yield at time of purchase.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	8.5%
Consumer Discretionary	16.9%
Consumer Staples	9.7%
Diversified Financials	5.2%
Energy	3.6%
Health Care	13.4%
Industrials	5.2%
Information Technology	14.1%
Insurance	3.2%
Materials	0.8%
Real Estate	0.8%
Telecommunication Services	1.7%
Utilities	6.2%
Other*	10.7%
100%

*	Includes cash and equivalents, investment companies, U.S. Government Agencies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	January 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS — 86.5%
ARGENTINA — 0.0%
42,532	MercadoLibre, Inc.	$4,178,344
BELGIUM — 0.3%
387,000	UCB SA	33,088,697
BERMUDA — 0.2%
108,174	Axis Capital Holdings Ltd.	5,831,660
70,638	PartnerRe Ltd.	9,917,575
65,641	RenaissanceRe Holdings Ltd.	7,394,459
133,422	Validus Holdings Ltd.	5,902,589
		29,046,283
BRAZIL — 0.2%
854,500	AMBEV SA - ADR(b)	3,990,515
740,220	Banco Bradesco SA - ADR	3,382,805
1,015,500	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,604,888
302,600	Cia Brasileira de Distribuicao - ADR	2,889,830
795,440	Cielo SA	6,735,725
717,393	Itau Unibanco Holding SA - ADR	4,512,402
		24,116,165
CANADA — 1.2%
1,303,000	Canadian Pacific Railway Ltd.	156,631,594
CHILE — 0.0%
186,400	Banco Santander Chile - ADR	3,222,856
CHINA — 2.2%
158,200	51Job, Inc. - ADR(b)	4,402,706
995,000	AAC Technologies Holdings, Inc.	6,375,239
959,200	Alibaba Group Holding Ltd. - ADR(b)	64,295,175
399,400	Baidu, Inc. - ADR(b)	65,210,038
4,262,000	China Shenhua Energy Co. Ltd. - H Shares	6,435,232
66,762	CNOOC Ltd. - ADR	6,781,016
166,400	Ctrip.com International Ltd. - ADR(b)	7,101,952
644,000	ENN Energy Holdings Ltd.	2,903,824
8,644,000	Huaneng Power International, Inc. - Class H	7,111,869
1,860,000	Jiangsu Expressway Co. Ltd. - H Shares	2,237,999
131,590	Shenzhou International Group Holdings Ltd.	705,601
28,700,000	Sinopharm Group Co. Ltd. - H Shares(e)	101,945,417
513,900	Tencent Holdings Ltd.	9,654,485
860,000	Tingyi Cayman Islands Holding Corp.	982,557
1,587,000	Want Want China Holdings Ltd.	1,042,571
		287,185,681
Shares		Value
COLUMBIA — 0.0%
96,700	Bancolombia SA - ADR	$2,852,649
CZECH REPUBLIC — 0.0%
23,088	Komercni Banka AS	4,855,201
DENMARK — 1.3%
2,880,000	Novo Nordisk A/S - Class B	160,901,010
EGYPT — 0.0%
363,500	Commercial International Bank Egypt SAE - GDR	1,399,475
FINLAND — 2.4%
1,650,000	Kone Oyj - Class B	72,523,956
4,870,000	Sampo Oyj - A Shares(e)	235,825,011
		308,348,967
FRANCE — 1.5%
1,125,000	L’Oreal SA	192,289,318
GEORGIA — 0.0%
151,802	Bank of Georgia Holdings Plc	3,843,423
GERMANY — 0.9%
1,122,000	Bayerische Motoren Werke AG	93,445,371
267,800	K+S AG	5,661,408
73,400	Muenchener Rueckversicherungs- Gesellschaft AG	14,142,010
		113,248,789
GUERNSEY — 0.1%
199,775	Amdocs Ltd.	10,935,684
HONG KONG — 1.8%
1,761,600	AIA Group Ltd.	9,793,555
385,009	ASM Pacific Technology Ltd.	2,800,835
1,689,183	China Merchants Holdings International Co. Ltd.	4,662,354
3,179,000	China Mobile Ltd.	34,918,710
130,400	China Mobile Ltd. - ADR	7,110,712
8,680,000	China Unicom Hong Kong Ltd.	9,616,640
2,875,718	Jardine Matheson Holdings Ltd.(e)	150,975,195
699,000	Power Assets Holdings Ltd.	6,389,086
1,719,600	Sands China Ltd.	6,006,125
4,465,162	Sino Biopharmaceutical Ltd.	3,076,885
		235,350,097
HUNGARY — 0.0%
225,017	Richter Gedeon	4,391,357
INDIA — 2.0%
1,453,221	Ambuja Cements Ltd.	4,213,853
2,329,000	Asian Paints Ltd.	29,977,647
890,900	Axis Bank Ltd.	5,404,472
1,082,100	Bharti Airtel Ltd.(b)	4,643,617
443,600	Bharti Infratel Ltd.	2,375,649
1,414,453	Dabur India Ltd.	5,246,251
113,233	Eicher Motors Ltd.(e)	27,755,755
4,323,300	Housing Development Finance Corp.	75,680,467

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
INDIA (continued)
6,125,000	ITC Ltd.	$29,043,267
339,273	Maruti Suzuki India Ltd.	20,562,259
4,573,000	Motherson Sumi Systems Ltd.	18,058,461
4,846,000	Titan Co. Ltd.(e)	26,132,946
		249,094,644
INDONESIA — 0.1%
6,479,000	Astra International Tbk PT	3,080,423
7,452,262	Bank Rakyat Indonesia Persero Tbk PT	6,146,087
		9,226,510
JAPAN — 5.8%
785,400	Aeon Co. Ltd.	10,482,069
538,000	Ajinomoto Co, Inc.	12,795,848
3,718,000	ANA Holdings, Inc.	10,912,501
7,770,000	Astellas Pharma, Inc.	107,587,795
286,400	Bandai Namco Holdings, Inc.	6,515,485
669,200	Canon, Inc.	18,699,074
472,200	Daiwa House Industry Co. Ltd.	13,331,682
372,000	FANUC Corp.	49,806,961
100,000	Fast Retailing Co. Ltd.	32,334,637
137,400	Fujifilm Holdings Corp.	5,308,840
900,000	Hoshizaki Electric Co. Ltd.(e)	62,938,077
566,600	Japan Airlines Co. Ltd.	21,266,399
276,400	JS Group Corp.	5,833,468
258,400	Konami Holdings Corp.	5,983,670
343,800	Kyowa Hakko Kirin Co. Ltd.	4,984,079
79,600	Lawson, Inc.	6,284,931
1,300,000	Mitsui Chemicals, Inc.	5,691,056
302,000	NH Foods Ltd.	5,860,093
707,600	Nikon Corp.	10,409,842
1,079,600	Nippon Suisan Kaisha Ltd.	5,645,985
503,400	Nippon Telegraph & Telephone Corp.	21,431,058
4,224,000	Nomura Research Institute Ltd.(e)	153,280,672
198,400	NTT Data Corp.	9,559,745
106,800	Obic Co. Ltd.	5,532,229
339,000	Ono Pharmaceutical Co. Ltd.	54,634,259
1,914,000	Osaka Gas Co. Ltd.	7,259,479
319,200	Otsuka Holdings Co. Ltd.	10,738,383
440,200	Santen Pharmaceutical Co. Ltd.	7,032,158
84,400	Secom Co. Ltd.	5,881,138
57,200	Shimamura Co. Ltd.	6,398,437
132,600	Sohgo Security Services Co. Ltd.	6,477,929
184,000	Terumo Corp.	5,850,389
2,086,000	Tokyo Gas Co. Ltd.	9,611,554
1,406,000	Toray Industries, Inc.	11,918,401
2,832,000	Ube Industries Ltd.	5,515,853
204,800	West Japan Railway Co.	13,268,759
		737,062,935
KENYA — 0.0%
412,883	East African Breweries Ltd.	1,073,086
Shares		Value
LUXEMBOURG — 0.0%
184,000	Tenaris SA - ADR	$3,834,560
MEXICO — 0.2%
133,591	El Puerto de Liverpool SAB de CV	1,594,968
28,000	Fomento Economico Mexicano SAB de CV - ADR	2,654,959
36,100	Grupo Aeroportuario del Sureste SAB de CV - ADR	4,934,870
1,246,600	Grupo Financiero Banorte SAB de CV - Series O	6,494,946
223,500	Grupo Televisa SAB - ADR	5,918,280
		21,598,023
NETHERLANDS — 3.0%
623,000	ASML Holding NV	57,216,320
785,000	Core Laboratories NV.	77,244,000
414,169	Nostrum Oil & Gas Plc	1,617,217
14,678,255	Reed Elsevier NV(e)	244,926,951
		381,004,488
PERU — 0.0%
40,700	CrediCorp Ltd.	4,125,352
POLAND — 0.0%
111,286	Bank Pekao SA	3,744,235
RUSSIA — 0.1%
122,700	Lukoil PJSC - ADR	4,161,984
96,200	Magnit PJSC Sponsored - GDR	3,756,610
1,047,600	Sberbank of Russia - ADR	5,814,180
		13,732,774
SINGAPORE — 0.7%
3,224,444	Jardine Cycle & Carriage Ltd.(e)	85,195,471
SOUTH AFRICA — 0.6%
258,700	Aspen Pharmacare Holdings Ltd.	4,404,414
628,780	Discovery Ltd.	5,126,141
165,659	Massmart Holdings Ltd.	946,065
417,700	Naspers Ltd. - Class N	52,786,053
159,000	Sasol Ltd.	4,182,739
304,900	Standard Bank Group Ltd.	2,170,885
		69,616,297
SOUTH KOREA — 0.5%
132,273	Hankook Tire Co. Ltd.(b)	5,158,388
35,200	Hyundai Mobis(b)	7,647,238
209,000	Kia Motors Corp.	7,935,290
207,200	Korea Electric Power Corp(b)	9,095,720
392,600	LG Display Co. Ltd.	7,215,760
261,600	LG Electronics, Inc.	12,754,574
24,200	Samsung Electronics Co. Ltd. - GDR	11,606,472
69,000	Samsung Life Insurance Co. Ltd.	6,355,371
		67,768,813

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
SWEDEN — 2.2%
2,500,000	Atlas Copco AB - A Shares	$53,516,902
3,780,700	Investor AB - B Shares(e)	126,643,740
10,000,000	Nordea Bank AB	100,697,032
		280,857,674
SWITZERLAND — 3.0%
165,435	Allied World Assurance Co. Holdings AG	6,053,267
173,100	Coca-Cola HBC AG - CDI	3,544,701
2,693,000	Nestle SA	198,399,847
608,097	Roche Holding AG	157,511,906
180,800	Swiss Re AG	16,829,999
		382,339,720
TAIWAN — 0.3%
529,000	Advantech Co. Ltd.	3,177,466
234,150	Airtac International Group	1,115,795
168,000	Eclat Textile Co. Ltd.	2,393,866
423,330	Hiwin Technologies Corp.	1,563,309
2,294,250	Hon Hai Precision Industry Co., Ltd.	5,397,467
78,000	Largan Precision Co. Ltd.	5,598,318
214,000	MediaTek, Inc.	1,391,849
3,186,000	Taiwan Semiconductor Manufacturing Co. Ltd.	13,718,692
		34,356,762
THAILAND — 0.6%
2,786,000	Airports of Thailand Public Co. Ltd.	29,471,993
40,660,000	CP ALL Public Co. Ltd.(e)	46,369,412
1,293,600	Siam Commercial Bank Public Co. Ltd.	4,706,304
		80,547,709
TURKEY — 0.1%
1,036,069	Arcelik AS	5,412,438
1,441,700	Turkiye Garanti Bankasi AS	3,643,309
		9,055,747
UNITED ARAB EMIRATES — 0.0%
165,815	DP World Ltd.	2,876,890
185,700	MHP SA - GDR	1,485,599
		4,362,489
UNITED KINGDOM — 1.0%
3,131,000	ARM Holdings Plc	44,665,115
890,768	ASOS Plc(b)	39,635,716
119,000	Berkeley Group Holdings Plc	6,016,267
143,800	Hikma Pharmaceuticals Plc	4,150,628
3,700,000	Rolls-Royce Holdings Plc	29,431,987
67,100	SABMiller Plc	3,977,436
		127,877,149
UNITED STATES — 54.2%
13,003	Alleghany Corp.(b)	6,214,394
55,000	Alphabet, Inc. - Class A(b)	41,874,250
Shares		Value
UNITED STATES (continued)
239,000	Alphabet, Inc. - Class C(b)	$177,565,050
430,900	Altria Group, Inc.	26,332,299
64,000	Amazon.com, Inc.(b)	37,568,000
2,982,965	Apple, Inc.	290,361,813
2,435,000	Automatic Data Processing, Inc.	202,324,150
134,190	AutoZone, Inc.(b)	102,976,064
2,238,757	Bank of New York Mellon Corp. (The)	81,087,779
2,043,800	Baxalta, Inc.	81,772,438
2,247,931	Baxter International, Inc.	82,274,275
963,000	Becton Dickinson and Co.	139,991,310
831,000	Berkshire Hathaway, Inc. - Class B(b)	107,838,870
149,791	Big Lots, Inc.	5,808,895
169,000	Biogen Idec, Inc.(b)	46,147,140
509,000	BioMarin Pharmaceutical, Inc.(b)	37,676,180
2,010,000	Bristol-Myers Squibb Co.	124,941,600
667,438	Brocade Communications Systems, Inc.	5,326,155
178,644	Cablevision Systems Corp.	5,700,530
416,249	Cardinal Health, Inc.	33,870,181
483,000	Cerner Corp.(b)	28,018,830
2,110,000	Charles Schwab Corp. (The)	53,868,300
240,027	Clorox Co. (The)	30,975,484
4,409,200	Coca-Cola Co. (The)	189,242,864
2,244,400	Colgate-Palmolive Co.	151,564,332
1,092,000	Comcast Corp. - Class A	60,835,320
443,007	Darden Restaurants, Inc.	27,936,021
3,400,200	Discovery Communications, Inc. - Class A(b)	93,811,518
695,924	Edwards Lifesciences Corp.(b)	54,428,216
958,000	Facebook, Inc. - Class A(b)	107,497,180
78,407	Factset Research Systems, Inc.	11,815,935
1,426,250	Fluor Corp.	64,024,363
3,667,950	Gap, Inc. (The)	90,671,724
1,426,500	Gilead Sciences, Inc.	118,399,500
9,209,500	Hewlett Packard Enterprise Co.	126,722,720
248,000	Illumina, Inc.(b)	39,171,600
1,402,695	Ingersoll-Rand Plc	72,196,712
247,646	International Business Machines Corp.	30,903,744
100,782	Jack Henry & Associates, Inc.	8,181,483
338,209	Johnson & Johnson	35,322,548
1,757,298	JPMorgan Chase & Co.	104,559,231
434,000	Kansas City Southern	30,761,920
262,554	Kimberly-Clark Corp.	33,717,185
2,369,600	Kraft Heinz Co. (The)	184,970,976
856,000	Las Vegas Sands Corp.	38,605,600
229,000	Linkedin Corp.(b)	45,321,390
1,244,443	Lockheed Martin Corp.	262,577,473
214,000	Markel Corp.(b)(e)	179,858,440
2,116,500	Mastercard, Inc. - Class A	188,431,995
3,760,400	Mattel, Inc.	103,749,436
154,831	McCormick & Co., Inc. - Non Voting Shares	13,620,483

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
UNITED STATES (continued)
282,800	McDonald’s Corp.	$35,004,984
310,700	Mckesson Corp.	50,016,486
830,756	Medidata Solutions, Inc.(b)(e)	35,498,204
1,583,100	Medtronic Plc	120,188,952
2,465,100	Merck & Co., Inc.	124,906,617
566,000	Monsanto Co.	51,279,600
132,645	Myriad Genetics, Inc.(b)	5,169,176
209,435	National Oilwell Varco, Inc.	6,815,015
890,000	NIKE, Inc. - Class B	55,188,900
631,571	NiSource, Inc.	13,269,307
983,220	Occidental Petroleum Corp.	67,675,033
2,786,320	Oracle Corp.	101,171,279
123,217	Panera Bread Co. - Class A(b)	23,904,098
935,417	People’s United Financial, Inc.	13,441,942
1,627,700	PepsiCo, Inc.	161,630,610
1,487,000	Philip Morris International, Inc.	133,844,870
1,022,241	Plains All American Pipeline LP	21,579,508
1,225,883	PNC Financial Services Group, Inc. (The)	106,222,762
884,700	Praxair, Inc.	88,470,000
109,900	Priceline Group, Inc. (The)(b)	117,040,203
1,614,200	Quest Diagnostics, Inc.	106,004,514
1,292,800	Range Resources Corp.	38,215,168
175,608	Raytheon Co.	22,519,970
151,000	Regeneron Pharmaceuticals, Inc.(b)	63,433,590
393,554	Republic Services, Inc.	17,198,310
89,572	Sanderson Farms, Inc.	7,275,038
1,226,300	Schlumberger Ltd.	88,624,701
3,522,700	Texas Instruments, Inc.	186,456,511
166,429	Texas Roadhouse, Inc.	6,129,580
486,763	TJX Cos., Inc.	34,676,996
176,000	Under Armour, Inc. - Class A(b)	15,035,680
3,986,000	US Bancorp	159,679,160
1,608,900	Verizon Communications, Inc.	80,396,733
1,314,000	Visa, Inc. - Class A	97,879,860
800,000	Wabtec Corp.	51,160,000
513,829	Wal-Mart Stores, Inc.	34,097,692
1,195,000	Walt Disney Co. (The)	114,504,900
156,037	Waste Connections, Inc.	9,357,539
505,848	Waste Management, Inc.	26,784,652
3,269,000	Wells Fargo & Co.	164,201,870
1,176,000	Whole Foods Market, Inc.	34,468,560
847,000	Workday, Inc. - Class A(b)	53,369,470
		6,963,201,936
Total Common Stocks (Cost $10,209,358,258)		11,105,561,964
PREFERRED STOCKS — 0.0%
SOUTH KOREA — 0.0%
6,100	Samsung Electronics Co. Ltd. - GDR	2,541,455
Total Preferred Stocks (Cost $2,996,268)		2,541,455
PARTICIPATION NOTES — 0.0%
UNITED KINGDOM — 0.0%
72,500	HSBC Bank Plc (Jarir Marketing) due 1/22/18(f)	$2,537,638
76,100	HSBC Bank Plc (Qatar National Bank), due 9/12/16(f)	3,246,152
Total Participation Notes (Cost $8,686,742)		5,783,790
RIGHTS/WARRANTS — 0.0%
Taiwan — 0.0%
1,930	Eclat Textile Co. Ltd. - Rights	8,772
Total Rights/Warrants (Cost $0)		8,772

Principal Amount
U.S. GOVERNMENT AGENCIES — 1.6%
Federal Home Loan Bank — 1.6%
$17,000,000	0.30%, 03/16/12(c)	16,993,829
155,000,000	0.29%, 02/26/16(c)	154,971,945
10,000,000	0.29%, 03/10/16(c)	9,996,860
17,000,000	0.16%, 03/16/16(c)	16,999,507
3,000,000	0.38%, 04/18/16(c)	2,997,690
Total U.S. Government Agencies (Cost $201,957,349)		201,959,831

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

EXCHANGE TRADED FUNDS — 9.7%
12,100,000	iShares MSCI EMU	$401,720,000
31,973,000	iShares MSCI Japan Index Fund	367,689,500
7,370,000	WisdomTree Europe Hedged Equity Fund	383,166,300
1,843,000	WisdomTree Japan Hedged Equity Fund	87,653,080
Total Exchange Traded Funds (Cost $1,309,494,554)		1,240,228,880
INVESTMENT COMPANY — 1.4%
186,577,524	Federated Government Obligations Fund, 0.02%(d)	186,577,524
Total Investment Company (Cost $186,577,524)		186,577,524
TOTAL INVESTMENTS — 99.2% (Cost $11,919,070,695)(a)		12,742,662,216
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		97,866,552
NET ASSETS — 100.0%		$12,840,528,768

(a)	Cost for federal income tax purposes is $11,927,603,662 and net unrealized appreciation of investments is as follows:
	Unrealized appreciation	$1,464,969,788
	Unrealized depreciation	(649,911,234)
	Net unrealized appreciation	$815,058,554
(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at January 31, 2016.
(e)	This security is considered either fully or partially illiquid. These securities or portions thereof have a value of $923,389,603 or 7.19% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $5,783,790 which is 0.05% of net assets.

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

GDR-Global Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	5.2%
Consumer Discretionary	12.4%
Consumer Staples	12.0%
Diversified Financials	3.8%
Energy	2.5%
Financials	0.1%
Health Care	15.5%
Industrials	9.7%
Information Technology	18.0%
Insurance	3.9%
Materials	1.6%
Real Estate	0.1%
Telecommunication Services	1.3%
Utilities	0.4%
Other*	13.5%
100.0%

*	Includes cash and equivalents, participation notes, rights/warrants, exchange traded funds, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

7

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments	January 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS — 89.0%
AUSTRALIA — 1.8%
29,208	Acrux Ltd.	$14,615
99,433	Adelaide Brighton Ltd.	335,935
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	54,179
119,863	Alcyone Resources Ltd.(b)(c)(d)	0
105,636	ALS Ltd.	250,476
13,518	Altium Ltd.	47,561
620,028	Alumina Ltd.	464,101
32,227	Ansell Ltd.	463,157
14,818	AP Eagers Ltd.	124,786
298,227	APN News & Media Ltd.(d)	110,345
48,666	Aquarius Platinum Ltd.(d)	8,476
4,250	Arb Corp Ltd.	46,356
109,795	Aristocrat Leisure Ltd.	806,835
1,547,765	Arrium Ltd.(d)	73,295
455,767	Asciano Ltd.	2,889,405
76,846	ASG Group Ltd.(d)	62,936
14,463	Atlas Iron Ltd.(d)	166
82,510	Ausdrill Ltd.	13,772
173,833	Ausnet Services	182,043
28,194	Austal Ltd.	26,394
9,691	Austbrokers Holdings Ltd.	58,839
188,262	Australian Agricultural Co. Ltd.(d)	179,662
141,784	Australian Pharmaceutical Industries Ltd.	211,507
97,516	Automotive Holdings Group Ltd.	302,311
110,374	Bank of Queensland Ltd.	1,033,906
358,424	Beach Energy Ltd.	97,501
11,095	Bega Cheese Ltd.	55,987
132,313	Bendigo & Adelaide Bank Ltd.	1,017,805
32,618	Billabong International Ltd.(d)	37,662
2,067	Blackmores Ltd.	281,824
183,375	BlueScope Steel Ltd.	613,564
209,780	Boral Ltd.	841,782
15,029	Breville Group Ltd.	65,233
17,433	Brickworks Ltd.	188,213
171,833	Broadspectrum Ltd.(d)	148,472
17,980	BT Investment Management Ltd.	137,514
53,909	Cabcharge Australia Ltd.	120,188
279,117	Carnarvon Petroleum Ltd.(d)	16,548
16,047	carsales.com Ltd.	135,608
96,536	Cash Converters International Ltd.	35,978
9,912	Cedar Woods Properties Ltd.	31,003
80,706	Challenger Ltd.	459,329
3,919,941	Charter Hall Retail REIT	11,523,277
84,396	Coal of Africa Ltd.(d)	3,011
108,165	Coca-Cola Amatil Ltd.	647,560
11,666	Cochlear Ltd.	781,911
119,759	Coffey International Ltd.(d)	35,753
19,968	Collins Foods Ltd.	73,982
Shares		Value
AUSTRALIA (continued)
85,798	Computershare Ltd.	$640,555
6,689	Corporate Travel Management Ltd.	57,026
3,197,824	Costa Group Holdings Ltd.(d)	5,591,321
8,836	Credit Corp. Group Ltd.	70,836
30,098	CSG Ltd.	37,165
302,614	CSR Ltd.	552,667
23,943	Dick Smith Holdings Ltd.(b)(c)	6,016
15,520	Domino’s Pizza Enterprises Ltd.	666,419
258,769	Downer EDI Ltd.	579,347
46,652	Drillsearch Energy Ltd.(d)	16,479
132,240	DUET Group	217,622
51,932	DuluxGroup Ltd.	240,678
13,853	Elders Ltd.(d)	46,256
307,875	Emeco Holdings Ltd.(d)	8,536
37,250	Energy Resources of Australia Ltd.(d)	9,134
48,647	Energy World Corp. Ltd.(d)	7,423
17	EQT Holdings Ltd.	229
6,453	ERM Power Ltd.	6,688
32,208	Event Hospitality and Entertainment Ltd.	347,322
517,354	Evolution Mining Ltd.	534,302
715,392	Fairfax Media Ltd.	453,906
43,260	FAR Ltd.(d)	2,283
16,777	Finbar Group Ltd.	11,910
1,598	Fleetwood Corp. Ltd.(d)	1,337
9,044	Flight Centre Travel Group Ltd.	252,745
12,231	Folkestone Education Trust REIT	19,481
655,232	Fortescue Metals Group Ltd.	823,444
11,536	G.U.D. Holdings Ltd.	53,696
6,608	G8 Education Ltd.	17,007
50,395	GrainCorp Ltd. - Class A	307,371
16,663	Greencross Ltd.	85,497
22,206	GWA Group Ltd.	32,046
28,670	Hansen Technologies Ltd.	75,038
164,992	Harvey Norman Holdings Ltd.	526,119
1,000	HFA Holdings Ltd.	1,905
28,596	Hills Ltd.	4,349
22,913	Iluka Resources Ltd.	89,898
12,050	IMF Bentham Ltd.	9,808
463,090	Incitec Pivot Ltd.	1,032,217
105,134	Independence Group NL	166,640
72,251	Infigen Energy(d)	24,354
40,796	Infomedia Ltd.	21,611
1,105,328	Invocare Ltd.	9,383,709
53,982	IOOF Holdings Ltd.	316,845
21,147	Iress Ltd.	145,628
21,267	JB Hi-Fi Ltd.	356,551
35,487	Kingsgate Consolidated Ltd.(d)	5,662
34,527	M2 Group Ltd.	311,612
39,514	MACA Ltd.	19,668
328,362	Macmahon Holdings Ltd.(d)	20,852
24,272	Macquarie Atlas Roads Group	74,312
16,274	Magellan Financial Group Ltd.	266,762

8

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
AUSTRALIA (continued)
34,583	Mayne Pharma Group Ltd.(d)	$32,415
18,709	McMillan Shakespeare Ltd.	170,282
223,406	Medibank Pvt Ltd.	400,411
10,438	Melbourne IT Ltd.	15,888
17,031	Mesoblast Ltd.(d)	18,559
51,147	Metals X Ltd.	36,177
96,581	Metcash Ltd.	121,277
52,702	Mincor Resources NL	5,253
25,354	Mineral Resources Ltd.	67,760
732,000	MMG Ltd.(d)	134,758
26,875	Monadelphous Group Ltd.	120,232
34,487	Mortgage Choice Ltd.	43,635
45,677	Mount Gibson Iron Ltd.(d)	6,023
185,269	Myer Holdings Ltd.	137,556
1,050	MyState Ltd.	3,398
24,976	Navitas Ltd.	83,288
128,661	New Hope Corp. Ltd.	151,688
52,364	Newsat Ltd.(b)(c)(d)	801
127,143	NIB Holdings Ltd.	324,224
25,509	Nine Entertainment Co. Holdings Ltd.	30,213
1,394	Noble Mineral Resources Ltd.(b)(c)(d)	0
150,444	Northern Star Resources Ltd.	317,202
33,366	Nufarm Ltd.	163,660
170,332	OceanaGold Corp.	351,388
60,135	Orica Ltd.	612,829
6,370	Orocobre Ltd.(d)	11,344
130,800	Orora Ltd.	204,244
124,310	OZ Minerals Ltd.	340,035
23,610	OzForex Group Ltd.	52,485
238,215	Pacific Brands Ltd.(d)	137,209
3,507	Pacific Current Group Ltd.	17,026
2,152,619	Pact Group Holdings Ltd.	7,661,475
94,113	Paladin Energy Ltd.(d)	14,118
143,129	Panoramic Resources Ltd.	8,418
19,902	Peet Ltd.	14,841
4,770	Perpetual Ltd.	140,808
80,915	Perseus Mining Ltd.(d)	15,857
48,159	Platinum Asset Mangement Ltd.	222,935
67,411	Platinum Australia Ltd.(b)(c)(d)	0
85,726	PMP Ltd.	27,850
11,475	Premier Investments Ltd.	107,896
134,354	Primary Health Care Ltd.	236,783
54,609	Prime Media Group Ltd.	18,875
68,763	Programmed Maintenance Services Ltd.	98,751
118,656	Qube Holdings Ltd.	193,727
31,502	RCG Corp Ltd.	35,593
47,987	RCR Tomlinson Ltd.	61,752
6,531	REA Group Ltd.	247,898
30,974	Reckon Ltd.	45,870
8,332	Reece Australia Ltd.	190,716
99,706	Regis Resources Ltd.	167,188
570	Reject Shop Ltd. (The)	4,254
51,024	Resolute Mining Ltd.(d)	11,772
Shares		Value
AUSTRALIA (continued)
15,224	Retail Food Group Ltd.	$49,118
101,020	Ridley Corp. Ltd.	106,106
4,191	Ruralco Holdings Ltd.	9,794
34,014	SAI Global Ltd.	98,470
10,681	Sandfire Resources NL	38,678
455,836	Santos Ltd.	1,045,411
222,211	Saracen Mineral Holdings Ltd.(d)	112,829
55,405	Seek Ltd.	576,804
11,618	Select Harvests Ltd.	44,276
74,750	Senex Energy Ltd.(d)	8,117
16,377	Servcorp Ltd.	86,063
19,063	Seven Group Holdings Ltd.	64,598
260,645	Seven West Media Ltd.	155,236
7,288,570	Shopping Centres Australasia Property Group REIT	11,128,783
212,165	Sigma Pharmaceuticals Ltd.	124,845
9,054	Sirtex Medical Ltd.	244,329
14,279	Slater & Gordon Ltd.	6,195
12,014	SMS Management & Technology Ltd.	20,599
400,577	South32 Ltd.(d)	281,158
171,101	Southern Cross Media Group Ltd.	138,036
112,599	Spark Infrastructure Group	159,185
129,024	Spotless Group Holdings Ltd.	96,393
62,936	St Barbara Ltd.(d)	65,831
237,816	Star Entertainment Group Ltd.	917,953
74,283	Steadfast Group Ltd.	77,290
65,654	STW Communications Group Ltd.	35,466
46,637	Sunland Group Ltd.	52,820
22,520	Super Retail Group Ltd.	164,608
191,884	Tabcorp Holdings Ltd.	630,810
53,076	Tassal Group Ltd.	181,931
341,492	Tatts Group Ltd.	1,015,842
42,660	Technology One Ltd.	144,046
62,289	Ten Network Holdings Ltd.(d)	53,445
69,352	TFS Corp. Ltd.	63,769
60,571	Thorn Group Ltd.	86,044
4,364	Tiger Resources Ltd.(d)	159
66,000	Tox Free Solutions Ltd.	123,858
456,872	Transpacific Industries Group Ltd.	239,991
155,842	Treasury Wine Estates Ltd.	1,014,299
157,780	Troy Resources Ltd.(d)	25,172
33,081	UGL Ltd.(d)	52,085
144,020	UXC Ltd.	123,675
28,287	Village Roadshow Ltd.	140,525
492,324	Virgin Australia Holdings Ltd.(d)	171,898
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	0
21,545	Virtus Health Ltd.	97,636
34,479	Vocus Communications Ltd.	193,605
38,160	Washington H. Soul Pattinson & Co. Ltd.	455,163

9

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
AUSTRALIA (continued)
7,324	Webjet Ltd.	$28,010
49,138	Western Areas NL	66,863
19,953	Whitehaven Coal Ltd.(d)	5,933
		84,123,434
AUSTRIA — 0.2%
1,036	Agrana Beteiligungs AG	95,215
401	AMAG Austria Metall AG	12,811
16,739	ams AG	462,234
10,618	Andritz AG	493,717
5,900	Austria Technologie & Systemtechnik AG	76,615
6,441	BUWOG AG	132,400
19,561	CA Immobilien Anlagen AG	335,462
827	DO & CO AG	84,239
3,052	EVN AG	33,729
589	Flughafen Wien AG	51,781
1,397	Lenzing AG	93,391
1,068	Mayr Melnhof Karton AG	121,195
8,170	Oesterreichische Post AG	289,958
101,173	OMV AG	2,604,213
1,990	Palfinger AG	56,796
44,807	POLYTEC Holding AG	350,100
6,198	RHI AG	116,459
516	Rosenbauer International AG	30,270
43,288	S IMMO AG	359,844
6,891	Schoeller-Bleckmann Oilfield Equipment AG	359,701
2,386	Semperit AG Holding	71,323
19,252	Strabag SE	469,942
2,205	UNIQA Insurance Group AG	13,949
4,874	Verbund AG	58,924
6,198	Vienna Insurance Group AG Wiener Versicherung Gruppe	153,122
38,117	Voestalpine AG	1,002,437
23,351	Wienerberger AG	357,332
1,597	Wolford AG	43,291
4,663	Zumtobel Group AG	96,775
		8,427,225
BAHAMAS — 0.0%
555	United International Enterprises	79,918
BELGIUM — 0.4%
14,280	Ackermans & van Haaren NV	1,850,197
383	Aedifica SA REIT	23,958
38,172	Ageas	1,550,192
38,236	AGFA - Gevaert NV(d)	163,182
120	Banque Nationale de Belgique	400,086
1,108	Barco NV	69,581
10,243	Bekaert SA	330,013
19,241	BHF Kleinwort Benson Group(d)	119,544
20,731	Bpost SA	491,798
6,094	Cie d’Entreprises CFE	624,424
1,352	Cie Immobiliere de Belgique SA	61,749
Shares		Value
BELGIUM (continued)
1,148	Cofinimmo SA REIT	$125,029
27,394	Colruyt SA	1,464,727
18,761	Deceuninck NV	44,033
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
50,793	Delhaize Group	5,331,208
5,755	D’ieteren SA NV	188,366
9,725	Econocom Group SA	91,181
2,295	Elia System Operator SA NV	110,680
10,018	Euronav NV	116,824
5,314	Exmar NV	51,909
7,223	Fagron NV	53,887
2,849	Galapagos NV(d)	141,968
972	Intervest Offices & Warehouses NV REIT	24,478
151	Jensen-Group NV	3,901
2,543	Kinepolis Group NV	107,725
297	Lotus Bakeries	561,615
9,771	Melexis NV	491,044
22,148	Mobistar SA(d)	460,269
15,645	Nyrstar - VVPR Strip(b)(c)(d)	0
31,275	Nyrstar NV(d)	45,890
29,109	Proximus SADP	1,006,213
704	RealDolmen	13,372
8,109	Recticel SA	46,618
118	Resilux	16,353
30	Retail Estates NV REIT	2,525
3,766	Sioen Industries NV	67,984
1,917	Sipef NV	100,742
16,221	Solvay SA	1,343,790
17,016	Telenet Group Holding NV(d)	885,746
20,843	Tessenderlo Chemie NV(d)	551,974
29,962	Umicore SA	1,101,559
1,138	Van de Velde NV	69,481
6,098	Viohalco SA(d)	8,675
881	Warehouses De Pauw CVA REIT	71,450
		20,385,940
BERMUDA — 0.9%
225,000	Argo Group International Holdings Ltd.(c)(d)	12,786,750
400,000	Endurance Specialty Holdings Ltd.	24,772,000
14,312	Frontline Ltd.(d)	31,544
102,290	Hiscox Ltd.	1,452,846
100,100	James River Group Holdings Ltd.	3,395,392
54,709	Seadrill Ltd.(d)(e)	117,976
33,651	Seadrill Ltd.(d)(e)	69,658
197,400	Wilson Sons Ltd. - BDR(c)	1,408,026
		44,034,192
BRAZIL — 0.4%
2,300	Aliansce Shopping Centers SA	6,032
283,400	Alupar Investimento SA - Units	877,167

10

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
BRAZIL (continued)
7,261	Banco ABC Brasil SA - Preference Shares	$14,613
1,770	Banco ABC Brazil SA(d)	3,562
15,800	Banco Daycoval SA - Preference Shares	34,564
13,600	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	15,131
16,000	Banco Industrial e Comercial SA - Preference Shares(b)(d)	33,002
20,647	Banco Pine SA - Preference Shares	18,686
16,200	Banco Sofisa SA - Preference Shares	10,531
140,783	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	361,126
18,392	BR Malls Participacoes SA	54,581
25,718	Braskem SA - Class A, Preference Shares	154,316
15,300	Centrais Eletricas Brasileiras SA(d)	22,263
13,800	Centrais Eletricas Brasileiras SA - Preference B Shares	34,674
3,200	Centrais Eletricas Santa Catarina - Preference Shares	7,328
36,400	CETIP SA - Mercados Organizados	348,001
12,086	Cia Brasileira de Distribuicao - Preference Shares	115,518
1,900	Cia de Gas de Sao Paulo - Class A, Preference Shares	19,205
11,500	Cia de Saneamento Basico do Estado de Sao Paulo	61,298
4,000	Cia de Saneamento do Parana - Preference Shares	2,630
1,857	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	21,203
10,800	Cia Energetica de Sao Paulo - Class B, Preference Shares	35,615
2,075	Cia Energetica do Ceara - Class A, Preference Shares	16,964
29,106	Cia Hering	94,163
5,800	Cia Paranaense de Energia - Class B, Preference Shares	31,974
7,300	Cosan SA Industria e Comercio	45,883
9,600	CPFL Energia SA(d)	38,906
10,453	Cyrela Brazil Realty SA Empreendimentos e Participacoes	18,686
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	905
62,179	Duratex SA	82,391
15,500	EDP - Energias do Brasil SA	46,967
216,620	Embraer SA	1,557,576
10,069	Equatorial Energia SA	91,053
Shares		Value
BRAZIL (continued)
29,000	Estacio Participacoes SA	$84,902
44,700	Even Construtora e Incorporadora SA	46,155
22,869	Ez Tec Empreendimentos e Participacoes SA	70,612
38,678	Fibria Celulose SA	426,059
451,000	Fleury SA	1,646,232
11,700	Gerdau SA	7,605
115,300	Gerdau SA - Preference Shares	100,893
8,500	Grendene SA	32,429
15,700	Hypermarcas SA(d)	87,728
316,400	Iguatemi Empresa de Shopping Centers SA	1,596,318
5,272	Iochpe-Maxion SA	14,090
4,434	JHSF Participacoes SA(d)	1,386
366,200	JSL SA(c)	630,811
34,900	Klabin SA - Units	183,234
214,184	Kroton Educacional SA	455,164
105,700	Linx SA	1,324,751
14,075	Localiza Rent a Car SA	77,170
22,050	Lojas Americanas SA	63,342
57,300	Lojas Americanas SA - Preference Shares	267,031
75,100	Lojas Renner SA	333,085
3,300	M Dias Branco SA	47,861
249,500	Mahle-Metal Leve SA	1,513,917
82,243	Marcopolo SA - Preference Shares	41,740
62,584	Marfrig Global Foods SA(d)	95,445
4,950	Marisa Lojas SA	5,470
9,300	Minerva SA(d)	28,552
8,600	MRV Engenharia e Participacoes SA	19,673
4,650	Multiplan Empreendimentos Imobiliarios SA	48,130
5,300	Multiplus SA	42,005
11,500	Natura Cosmeticos SA	64,432
554,000	Odontoprev SA	1,398,920
131,200	Ouro Fino Saude Animal Participacoes SA(c)	1,180,859
9,700	Parana Banco SA - Preference Shares	17,097
38,355	Porto Seguro SA	250,950
4,900	Qualicorp SA	16,526
21,309	Raia Drogasil SA	220,985
6,200	Rodobens Negocios Imobiliarios SA	6,727
1,250	Santos Brasil Participacoes SA - Units	3,725
9,400	Sao Martinho SA	112,336
10,100	SLC Agricola SA	41,311
121,173	Sul America SA - Units	547,426
61,653	Suzano Papel e Celulose SA - Class A, Preference Shares	245,854
31,700	Tim Participacoes SA	50,485
11,821	Totvs SA	95,755

11

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
BRAZIL (continued)
4,500	Transmissora Alianca de Energia Eletrica SA - Units	$19,565
61,300	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference shares	13,027
8,958	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	89,316
		17,943,600
CAMBODIA — 0.0%
416,000	NagaCorp Ltd.	254,045
CANADA — 1.6%
8,517	5N Plus, Inc.(d)	8,512
2,275	Absolute Software Corp.	10,832
908	Acadian Timber Corp.	11,660
74,184	Advantage Oil & Gas Ltd.(d)	405,102
27,538	Aecon Group, Inc.	285,228
1,900	AG Growth International, Inc.	38,681
19,184	AGF Management Ltd. - Class B	64,499
3,110	AGT Food & Ingredients, Inc.	77,966
14,900	Aimia, Inc.	99,553
2,500	Air Canada(d)	14,009
1,100	Akita Drilling Ltd. - Class A	5,104
40,968	Alamos Gold, Inc.	133,645
3,300	Alaris Royalty Corp.	55,993
2,681	Algoma Central Corp.	25,281
44,100	Algonquin Power & Utilities Corp.	362,017
22,944	AltaGas Ltd.	536,872
4,000	Altus Group Ltd.	50,939
11,915	Amaya, Inc.(d)	127,494
20,500	Amerigo Resources Ltd.(d)	1,683
7,300	Atco Ltd. - Class I	202,341
21,880	Athabasca Oil Corp.(d)	23,115
11,000	ATS Automation Tooling Systems, Inc.(d)	83,546
18,016	AuRico Metals, Inc.(d)	7,459
1,900	AutoCanada, Inc.	26,963
5,900	Avigilon Corp.(d)	55,172
267,386	B2Gold Corp.(d)	204,228
4,279	Badger Daylighting Ltd.	73,643
46,920	Bankers Petroleum Ltd.(d)	29,809
36,000	Banro Corp.(d)	6,167
839	Baytex Energy Corp.	1,779
37,600	Bellatrix Exploration Ltd.(d)	46,165
67,000	Birchcliff Energy Ltd.(d)	240,567
6,842	Bird Construction, Inc.	56,459
9,550	Black Diamond Group Ltd.	39,062
57,600	BlackBerry Ltd.(d)	410,753
91,800	BlackPearl Resources, Inc.(d)	38,662
1,600	Boardwalk Real Estate Investment Trust, REIT	50,299
5,500	Boralex, Inc. - Class A	59,989
17,348	Boulder Energy Ltd.(d)	19,442
Shares		Value
CANADA (continued)
3,200	BRP, Inc.(d)	$35,451
1,471,119	CAE, Inc.	15,363,317
25,425	Canaccord Genuity Group, Inc.	89,838
46,850	Canacol Energy Ltd.(d)	87,620
6,800	Canadian Apartment Properties REIT	145,184
45,555	Canadian Energy Services & Technology Corp.	127,147
150,680	Canadian Oil Sands Ltd.	1,009,983
3,400	Canadian Real Estate Investment Trust	99,629
54,100	Canadian Western Bank	886,670
10,832	Canam Group, Inc. - Class A	101,523
26,643	Canfor Corp.(d)	298,020
13,488	Canfor Pulp Products, Inc.	96,088
8,000	CanWel Building Materials Group Ltd.	24,499
44,088	Canyon Services Group, Inc.	135,011
6,900	Capital Power Corp.	92,795
58,401	Capstone Infrastructure Corp.	200,937
43,552	Cascades, Inc.	327,052
8,807	CCL Industries, Inc. - Class B	1,241,618
27,957	Celestica, Inc.(d)	253,447
88,526	Centerra Gold, Inc.	403,166
2,955	Cervus Equipment Corp.	27,422
4,700	Chartwell Retirement Residences - Units	42,776
28,569	Chinook Energy, Inc.(d)	9,075
6,000	Cineplex, Inc.	209,437
1,200	Clarke, Inc.	8,001
139,701	Claude Resources, Inc.(d)	97,728
3,297	Clearwater Seafoods, Inc. - Units	26,877
5,900	Cogeco Communications Inc.	266,382
3,464	Cogeco, Inc.	132,413
9,700	Colliers International Group, Inc.	421,540
28,271	COM DEV International Ltd.	123,909
6,500	Cominar Real Estate Investment Trust	69,134
10,252	Computer Modelling Group Ltd.	68,059
1,912	Corby Spirit and Wine Ltd.	25,113
28,574	Corus Entertainment, Inc. - Class B	198,462
50,217	Cott Corp.	515,110
54,055	Crew Energy, Inc.(d)	148,942
46,438	Delphi Energy Corp.(d)	25,856
6,900	Descartes Systems Group, Inc. (The)(d)	122,840
35,700	Detour Gold Corp.(d)	434,241
17,469	DH Corp.	392,426
1,071	DHX Media Ltd. - Variable Voting	6,024
1,759	DirectCash Payments, Inc.	13,623
26,062	Dollarama, Inc.	1,398,444
38,640	Dominion Diamond Corp.	412,355

12

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
CANADA (continued)
11,696	Dominion Diamond Corp.	$124,562
8,900	Dorel Industries, Inc. - Class B	175,027
2,900	Dream Office Real Estate Investment Trust	33,329
27,489	Dundee Precious Metals, Inc.(d)	20,996
683	E-L Financial Corp. Ltd.	319,341
183,999	Eldorado Gold Corp.	417,672
21,487	Enbridge Income Fund Holdings, Inc.	448,943
8,100	Endeavour Silver Corp.(d)	10,061
12,473	EnerCare, Inc.	141,745
43,875	Enerflex Ltd.	402,451
4,736	Energy Fuels, Inc.(d)	11,156
2,342	Enghouse Systems Ltd.	100,491
34,600	Ensign Energy Services, Inc.	163,750
7,766	Entertainment One Ltd.	16,640
14,642	Epsilon Energy Ltd.(d)	28,219
3,442	Equitable Group, Inc.	127,739
20,491	Essential Energy Services Trust	7,899
1,900	Evertz Technologies Ltd.	24,006
3,224	Exchange Income Corp.	54,957
5,600	Exco Technologies Ltd.	58,323
38	EXFO, Inc.(d)	115
10,800	Extendicare, Inc.	70,926
3,100	Fiera Capital Corp.	23,545
76,082	Finning International, Inc.	968,879
7,834	First Capital Realty Inc.	104,684
26,208	First Majestic Silver Corp.(d)	78,573
9,700	FirstService Corp. - Subord Voting Shares	370,371
35,000	Fortuna Silver Mines, Inc.(d)	88,943
1,088	Gamehost, Inc.	6,291
23,321	Genworth MI Canada, Inc.	403,361
36,082	Gibson Energy, Inc.	399,995
5,865	Gluskin Sheff + Associates, Inc.	82,183
2,537	GMP Capital, Inc.	7,353
61,130	Golden Star Resources Ltd.(d)	11,782
37,045	Gran Tierra Energy, Inc.(d)	84,620
18,096	Granite Oil Corp.	102,306
1,295	Granite Real Estate Investment Trust	34,804
10,752	Great Canadian Gaming Corp.(d)	137,000
5,535	Guardian Capital Group Ltd. - Class A	68,234
5,100	Guyana Goldfields, Inc.(d)	13,361
8,500	H&R Real Estate Investment Trust	114,373
6,200	Heroux-Devtek, Inc.(d)	56,207
3,040	High Liner Foods, Inc.	33,353
2,065	HNZ Group, Inc.	16,274
21,000	Home Capital Group, Inc.	431,123
26,227	Horizon North Logistics, Inc.	34,260
40,000	HudBay Minerals, Inc.	78,806
43,300	Hudson’s Bay Co.	534,721
Shares		Value
CANADA (continued)
10,968	IAMGOLD Corp.(d)	$15,972
9,300	IMAX Corp.(d)	288,858
18,778	Imperial Metals Corp.(d)	60,855
23,900	Industrial Alliance Insurance and Financial Services, Inc.	709,545
19,579	Innergex Renewable Energy, Inc.	163,799
11,529	Interfor Corp.(d)	89,292
15,926	Intertape Polymer Group, Inc.	184,168
18,416	Jean Coutu Group PJC, Inc. (The) Class A	258,841
10,100	Just Energy Group, Inc.	67,122
95,796	Katanga Mining Ltd.(d)	11,625
1,300	K-Bro Linen, Inc.	46,603
2,900	Killam Apartment Real Estate Investment Trust	22,523
1,953	Kingsway Financial Services, Inc.(d)	8,128
66,700	Kinross Gold Corp.(d)	109,984
36,600	Kirkland Lake Gold, Inc.(d)	130,369
16,100	Klondex Mines Ltd.(d)	33,444
6,230	Knight Therapeutics, Inc.(d)	30,107
209,444	Lake Shore Gold Corp.(d)	189,874
10,745	Laurentian Bank of Canada	365,862
8,626	Leon’s Furniture Ltd.	85,527
17,910	Linamar Corp.	698,425
6,511	Liquor Stores N.A. Ltd.	34,579
70,300	Lucara Dianmond Corp.	115,419
314,728	Lundin Mining Corp.(d)	779,575
7,862	MacDonald Dettwiler & Associates Ltd.	488,534
7,130	Magellan Aerospace Corp.	72,781
500	Mainstreet Equity Corp.(d)	10,814
24,900	Major Drilling Group International, Inc.	94,915
152,729	Mandalay Resources Corp.	85,037
10,028	Manitoba Telecom Services, Inc.	216,036
17,500	Maple Leaf Foods, Inc.	285,067
36,498	Martinrea International, Inc.	246,203
6,800	Medical Facilities Corp.	67,714
44,700	MEG Energy Corp.(d)	185,386
3,348	Melcor Developments Ltd.	33,435
13,200	Methanex Corp.(e)	350,064
503	Methanex Corp.(e)	13,407
11,507	Mitel Networks Corp.(d)	83,947
10,302	Morneau Shepell, Inc.	107,660
2,186	MTY Food Group, Inc.	48,217
20,500	Mullen Group Ltd.	219,794
127,236	Nevsun Resources Ltd.	346,041
7,829	New Flyer Industries, Inc.	149,103
39,800	New Gold, Inc.(d)	98,016
20,348	Newalta Corp.	40,960
4,802	Norbord, Inc.	83,844
498	North American Energy Partners, Inc.	839
10,846	North West Co. Inc., (The)	236,368

13

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
CANADA (continued)
13,829	Northland Power, Inc.	$191,902
327,700	Northview Apartment Real Estate Investment Trust	4,018,764
17,600	NuVista Energy Ltd.(d)	56,535
9,240	Osisko Gold Royalties Ltd.	93,924
1,900	Ovivo, Inc.(d)	2,821
9,400	Painted Pony Petroleum Ltd.(d)	28,182
26,536	Pan American Silver Corp.	176,162
12,837	Pan American Silver Corp.	84,981
54,424	Parex Resources, Inc.(d)	358,579
18,488	Parkland Fuel Corp.	292,979
14,000	Pason Systems, Inc.	179,185
19,173	Penn West Petroleum Ltd.	13,823
21,800	Peyto Exploration & Development Corp.	468,866
5,653	Pizza Pizza Royalty Corp.	51,086
2,100	Points International Ltd.(d)	16,265
53,100	Precision Drilling Corp.	180,803
6,936	Premium Brands Holdings Corp.	207,946
26,929	Primero Mining Corp.(d)	67,087
37,060	Progressive Waste Solutions Ltd.	1,042,040
816	Progressive Waste Solutions Ltd.	22,987
9,335	Pulse Seismic, Inc.	15,193
6,200	Pure Industrial Real Estate Trust REIT	19,739
5,060	QLT, Inc.(d)	12,570
26,700	Quebecor, Inc. - Class B	676,601
14,785	Questerre Energy Corp. - Class A(d)	1,847
10,943	RB Energy, Inc.(c)(d)	12
13,400	Redknee Solutions, Inc.(d)	26,209
10,717	Reitmans (Canada) Ltd. - Class A	30,600
4,400	Richelieu Hardware Ltd.	212,446
20,367	Richmont Mines, Inc.(d)	73,274
360,000	Ritchie Bros Auctioneers, Inc.(e)	8,236,800
237,356	Ritchie Bros. Auctioneers, Inc.(e)	5,418,406
59,932	RMP Energy, Inc.(d)	65,027
2,900	Rocky Mountain Dealerships, Inc.	13,414
26,754	Rogers Sugar, Inc.	79,828
41,707	RONA, Inc.	366,190
15,500	Russel Metals, Inc.	173,931
33,588	Sandstorm Gold Ltd.(d)	76,483
125,000	Sandvine Corp.	310,515
2,551	Sears Canada, Inc.(d)	11,224
13,945	Secure Energy Services, Inc.	74,558
118,801	SEMAFO, Inc.(d)	296,812
11,300	ShawCor Ltd.	244,004
2,282	Sienna Senior Living, Inc.	26,063
12,100	Sierra Wireless, Inc.(d)	180,433
Shares		Value
CANADA (continued)
22,699	Silver Standard Resources, Inc.(d)	$98,839
3,400	Smart Real Estate Investment Trust	75,140
19,231	Sprott, Inc.	26,357
4,087	Stantec, Inc.	99,478
3,200	Stantec, Inc.	77,984
7,060	Stella-Jones, Inc.	213,327
500	Strad Energy Services Ltd.	632
18,500	Street Capital Group, Inc.(d)	16,375
2,100	Stuart Olson, Inc.	8,200
22,548	Student Transportation, Inc.	79,672
19,026	SunOpta, Inc.(d)	112,725
21,000	Superior Plus Corp.	156,349
21,013	Taseko Mines Ltd.(d)	7,950
29,951	Tembec, Inc.(d)	19,883
175,990	Teranga Gold Corp.(d)	50,251
42,529	Teranga Gold Corp. - CDI(d)	12,416
8,624	TMX Group Ltd.	250,305
26,912	TORC Oil & Gas Ltd.	104,121
20,645	Toromont Industries Ltd.	419,414
10,300	Torstar Corp. - Class B	17,205
21,650	Total Energy Services, Inc.	221,770
27,846	Tourmaline Oil Corp.(d)	555,171
13,378	Transalta Corp.	46,689
30,590	Transcontinental, Inc. - Class A	402,655
18,100	TransForce, Inc.	271,326
13,500	TransGlobe Energy Corp.	19,273
25,788	Trinidad Drilling Ltd.	36,079
6,156	Uni-Select, Inc.	266,296
3,080	Valener, Inc.	42,213
32,400	Veresen, Inc.	184,561
9,795	Vermilion Energy, Inc.	262,212
536	Vermilion Energy, Inc.	14,333
8,202	Wajax Corp.	91,276
15,700	West Fraser Timber Co. Ltd.	539,621
14,897	Western Energy Services Corp.	39,558
130,438	Western Forest Products, Inc.	194,600
6,800	Westjet Airlines Ltd.	91,838
1,400	Westshore Terminals Investment Corp.	13,102
7,900	Whistler Blackcomb Holdings, Inc.	126,262
103,511	Whitecap Resources, Inc.	565,989
91,300	Wi-Lan, Inc.	100,365
4,348	Winpak Ltd.	139,016
7,231	WSP Global, Inc.	207,809
416	Xtreme Drilling & Coil Services Corp.(d)	496
252,826	Yamana Gold, Inc.	434,942
19,314	Yellow Pages Ltd.(d)	219,211
6,007	ZCL Composites, Inc.	30,530
		76,475,214
CAYMAN ISLANDS — 0.0%
12,500	Endeavour Mining Corp.(d)	76,379

14

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
CHILE — 0.0%
79,358	AES Gener SA	$35,051
208,255	Aguas Andinas SA - Class A	104,443
109,821	Banmedica SA	152,399
28,820,129	CorpBanca SA	218,353
45,839	E.Cl SA	63,053
9,007	Embotelladora Andina SA - Class B, Preference Shares	25,532
34,238	Empresa Nacional de Telecomunicaciones SA	329,782
11,402	Forus SA	25,332
11,230	Gasco SA	80,109
282,124	Inversiones Aguas Metropolitanas SA	383,604
3,187	Latam Airlines Group SA - BDR(c)(d)	18,326
43,624	Multiexport Foods SA	5,321
33,652	Parque Arauco SA	52,407
22,204	PAZ Corp. SA	11,672
154,380	Sigdo Koppers SA	177,448
1,023	Sociedad Matriz SAAM SA	64
34,456	Sonda SA	54,983
29,577	Vina Concha y Toro SA	46,878
		1,784,757
CHINA — 0.9%
81,000	361 Degrees International Ltd.	26,437
1,182,000	AAC Technologies Holdings, Inc.	7,573,400
597,250	Agile Property Holdings Ltd.	286,944
182,000	Angang Steel Co. Ltd. - H Shares	79,641
2,000	Anhui Expressway Co. Ltd. - H Shares	1,586
104,000	ANTA Sports Products Ltd.	251,409
174,000	Anton Oilfield Services Group(d)	15,006
415,500	Asia Cement China Holdings Corp.	85,548
96,000	Aupu Group Holding Co. Ltd.	25,626
140,000	AVIC International Holdings Ltd.	63,195
280,000	AviChina Industry & Technology Co. - H Shares	196,736
14,000	Bank of Chongqing Co. Ltd. - H Shares	10,947
104,000	Baoye Group Co. Ltd. - H Shares	60,341
245,000	BBMG Corp. - H Shares	137,678
614,000	Beijing Capital International Airport Co. Ltd. - H Shares	557,810
434,000	Beijing Capital Land Ltd. - H Shares	162,735
184,000	Beijing North Star Co. Ltd. - H Shares	52,002
544,000	Belle International Holdings Ltd.	366,527
47,000	Boer Power Holdings Ltd.	82,040
Shares		Value
CHINA (continued)
452,000	BYD Electronic International Co. Ltd.(d)	$191,075
358,656	Central China Real Estate Ltd.	65,479
32,000	Changshouhua Food Co. Ltd.	14,467
118,000	Chaowei Power Holdings Ltd.(d)	70,028
908,000	Chigo Holding Ltd.(d)	11,408
70,000	China Animal Healthcare Ltd.(b)(c)(d)	8,772
715,000	China Aoyuan Property Group Ltd.	132,010
21,000	China Child Care Corp. Ltd.	1,681
562,000	China Communications Services Corp. Ltd. - H Shares	221,323
10,500	China Conch Venture Holdings Ltd.	16,983
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares(d)	13,793
65,000	China Dredging Environment Protection Holdings Ltd.(d)	11,132
505,000	China Galaxy Securities Co. Ltd. - H Shares	373,581
36,800	China Gold International Resources Corp. Ltd.(d)	51,487
23,308	China Great Star International Ltd.(d)	39,656
216,500	China Hongqiao Group Ltd.	118,630
140,000	China Huishan Dairy Holdings Co. Ltd.	52,858
151,500	China Huiyuan Juice Group Ltd.(d)	55,272
30,700	China International Marine Containers Group Co. Ltd. - H Shares	48,067
32,000	China ITS Holdings Co. Ltd.(d)	2,449
466,000	China Lesso Group Holdings. Ltd.	253,613
66,000	China Lilang Ltd.	37,906
111,000	China Longyuan Power Group Corp. - H Shares	66,324
156,000	China Machinery Engineering Corp. - H Shares	107,815
135,000	China Medical System Holdings Ltd.	158,707
132,000	China Mengniu Dairy Co. Ltd.	184,153
638,084	China National Building Material Co. Ltd. - H Shares	266,113
544,000	China National Materials Co. Ltd. - H Shares	94,725
648,400	China SCE Property Holdings Ltd.	139,537
309,488	China Shanshui Cement Group Ltd.(b)(c)(d)	82,335
49,000	China Shineway Pharmaceutical Group Ltd.	56,247
961,093	China Shipping Container Lines Co. Ltd. - H Shares(d)	186,969

15

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
CHINA (continued)
600,000	China Shipping Development Co. Ltd., H Shares	$378,403
85,000	China Suntien Green Energy Corp. Ltd. - H Shares	9,580
164,000	China Taifeng Beddings Holdings Ltd.(b)(c)(d)	4,268
101,500	China ZhengTong Auto Services Holdings Ltd.	37,656
330,000	China Zhongwang Holdings Ltd.	149,454
144,000	Chinasoft International Ltd.(d)	50,690
30,000	Chongqing Iron & Steel Co. Ltd. - H Shares(d)	3,807
270,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	28,788
367,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	187,848
58,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.(d)	7,673
584,000	Coolpad Group Ltd.(d)	89,338
375,443	Country Garden Holdings Co. Ltd.	145,518
4,949,000	CPMC Holdings Ltd.(c)	2,516,692
200,000	CSPC Pharmaceutical Group Ltd.	169,144
9,994,000	CT Environmental Group Ltd.	2,901,681
104,000	Da Ming International Holdings, Ltd.	25,112
310,000	Dalian Port PDA Co. Ltd. - H Shares	125,723
192,000	Daphne International Holdings Ltd.(d)	26,098
37,200	Dongfang Electric Corp. Ltd. - H Shares	30,188
459,000	Dongyue Group Ltd.	88,445
44,000	ENN Energy Holdings Ltd.	198,398
61,000	Evergrande Real Estate Group Ltd.	40,428
774,000	Fantasia Holdings Group Co. Ltd.	83,638
651,000	FIH Mobile Ltd.	232,961
4,259,000	Fu Shou Yuan International Group Ltd.	3,064,602
497,600	Fufeng Group Ltd.	159,304
2,020,000	Geely Automobile Holdings Ltd.	869,624
86,000	Golden Eagle Retail Group Ltd.	94,765
1,180,600	GOME Electrical Appliances Holdings Ltd.	165,487
144,000	Goodbaby International Holdings Ltd.(d)	61,404
201,000	Greatview Aseptic Packaging Co. Ltd.	84,345
41,000	Greenland Hong Kong Holdings Ltd.(d)	11,653
225,500	Greentown China Holdings Ltd.(d)	171,236
Shares		Value
CHINA (continued)
238,000	Guangshen Railway Co. Ltd. - H Shares	$101,275
18,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	39,994
155,600	Guangzhou R&F Properties Co. Ltd. - H Shares	168,157
2,287,000	Haitian International Holdings Ltd.	2,781,503
152,000	Harbin Electric Co. Ltd. - H Shares	55,052
5,418,000	Hilong Holding Ltd.	671,939
38,000	Hisense Kelon Electrical Holdings Co. Ltd. - H Shares(d)	14,906
32,000	HNA Infrastructure Company Ltd.	37,232
82,000	HOSA International Ltd.	27,089
82,000	Huadian Fuxin Energy Corp. Ltd.	16,089
74,000	Huadian Power International Corp. Ltd. - H Shares	44,237
1,622,000	Huaneng Renewables Corp. Ltd. - H Shares	352,640
23,000	Huishang Bank Corp. Ltd. - H Shares	10,316
77,000	Intime Retail Group Co. Ltd.	58,711
50,000	Jiangsu Expressway Co. Ltd. - H Shares	60,161
236,000	Jiangxi Copper Co. Ltd. - H Shares	239,429
1,235,000	Kaisa Group Holdings Ltd.(b)(c)(d)	46,426
164,000	Kingdee International Software Group Co. Ltd.	57,384
465,000	KWG Property Holding Ltd.	294,758
15,200	Li Heng Chemical Fibre Technologies Ltd.(d)	10,704
91,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares(d)	29,744
128,000	Lifetech Scientific Corp.(d)	21,844
7,800	Livzon Pharmaceutical Group, Inc.	35,196
528,500	Longfor Properties Co. Ltd.	675,186
652,000	Lonking Holdings Ltd.	84,436
130,000	Maanshan Iron & Steel Co. Ltd. - H Shares(d)	24,054
512,000	Maoye International Holdings Ltd.	55,638
3,617,000	Microport Scientific Corp.(c)(d)	1,713,460
132,000	Minth Group Ltd.	241,639
80,000	NVC Lighting Holdings Ltd.(d)	8,579
54,000	O-Net Communications Group Ltd.(d)	13,442
49,800	Pacific Online Ltd.	13,145
197,000	Powerlong Real Estate Holdings Ltd.	35,292

16

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
CHINA (continued)
58,000	Qingling Motors Co. Ltd. - H Shares	$16,007
261,000	Qunxing Paper Holdings Co. Ltd.(b)(c)(d)	12,680
67,000	Real Gold Mining Ltd.(b)(c)(d)	2,265
3,828,145	Renhe Commercial Holdings Co. Ltd.(d)	161,385
214,000	Sany Heavy Equipment International Holdings Co. Ltd.(d)	43,342
10,766,806	Semiconductor Manufacturing International Corp.(d)	934,918
70,000	Shandong Chenming Paper Holdings Ltd. - H Shares	44,712
28,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	18,055
229,235	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	84,772
123,700	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	239,643
32,000	Shenzhen Expressway Co. Ltd. - H Shares	25,569
66,000	Shenzhou International Group Holdings Ltd.	353,900
706,381	Shui On Land Ltd.	172,257
64,000	Sichuan Expressway Co. Ltd. - H Shares	18,924
212,000	Sihuan Pharmaceutical Holdings Group Ltd.(b)(c)	22,462
73,000	SinoMedia Holding Ltd.	18,743
1,436,062	Sino-Ocean Land Holdings Ltd.	728,104
12,500	Sinopec Engineering Group Co. Ltd.	10,528
224,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares(d)	90,829
405,000	Sinotrans Ltd. - H Shares	185,251
334,000	Sinotruk Hong Kong Ltd.	111,770
364,000	SOHO China Ltd.	169,835
6,000	Springland International Holdings Ltd.	1,164
352,000	Sunac China Holdings Ltd.	219,276
60,000	Sunny Optical Technology Group Co. Ltd.	128,773
76,000	TCL Communication Technology Holdings Ltd.	56,611
36,000	Tian Shan Development Holdings Ltd.	14,595
340,000	Tiangong International Co. Ltd.	22,872
164,000	Tianneng Power International Ltd.(d)	122,627
1,689,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	2,602,106
22,800	Tonly Electronics Holdings Ltd.	11,951
898,500	Travelsky Technology Ltd. - H Shares	1,372,230
210,000	Trigiant Group Ltd.	37,316
Shares		Value
CHINA (continued)
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	$3,048
20,000	Tsingtao Brewery Co. Ltd. - H Shares	71,415
63,400	Uni-President China Holdings Ltd.	41,137
124,000	Universal Health International Group Holding Ltd.	15,558
439,200	V1 Group Ltd.	22,514
177,000	Weiqiao Textile Co. - H Shares	78,861
1,066,000	West China Cement Ltd.	219,797
582,000	Wuzhou International Holdings Ltd.(d)	60,647
626,000	Xiamen International Port Co. Ltd. - H Shares	110,832
138,000	Xingye Copper International Group Ltd.(d)	15,582
62,200	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	81,423
217,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(d)	18,286
212,000	Xinyi Solar Holdings Ltd.	68,131
283,000	Xiwang Special Steel Co. Ltd.	36,913
149,000	XTEP International Holdings Ltd.	66,776
52,000	Yanzhou Coal Mining Co. Ltd. - H Shares	21,035
4,457,500	Yestar International Holdings Co. Ltd.	1,710,197
49,500	Youyuan International Holdings Ltd.	15,040
370,000	Yuanda China Holdings Ltd.	14,647
531,760	Yuzhou Properties Co. Ltd.	123,427
159,000	Zall Development Group Ltd.	31,593
97,500	Zhaojin Mining Industry Co. Ltd. - H Shares	55,578
96,000	Zhejiang Expressway Co. Ltd. - H Shares	84,192
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
166,000	Zhong An Real Estate Ltd.(d)	15,707
24,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	123,835
		44,585,454
DENMARK — 0.7%
742	ALK-Abello A/S	102,660
26,508	Alm Brand A/S	177,564
8,231	Amagerbanken A/S(b)(c)(d)	0
1,801	Ambu A/S - B Shares	55,891
1,663	Bang & Olufsen A/S(d)	17,542
2,210	Bavarian Nordic A/S(d)	92,688
1,079	Brodrene Hartmann A/S	41,814
344,930	Chr. Hansen Holding A/S	21,119,062
5,133	D/S Norden A/S(d)	68,435
10,570	Dfds A/S	375,099
23,297	DSV A/S	906,636

17

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
DENMARK (continued)
9,621	FLSmidth & Co. A/S	$337,426
3,180	Genmab A/S(d)	399,334
66,435	GN Store Nord A/S	1,243,747
8,562	H. Lundbeck A/S(d)	278,099
1,804	H+H International A/S - Class B(d)	21,808
825	Harboes Bryggeri A/S - Class B	13,788
2,037	IC Group A/S	65,685
19,986	ISS A/S	706,570
17,993	Jyske Bank A/S(d)	790,094
6,510	NKT Holding A/S	361,890
1,470	Nordjyske Bank A/S	22,279
1,015	PER Aarsleff A/S - Class B(d)	311,205
1,300	Ringkjoebing Landbobank A/S	270,353
1,648	Rockwool International A/S - Class B	249,670
9,265	Royal Unibrew A/S	388,468
7,654	Santa Fe Group A/S(d)	72,535
7,068	Schouw & Co.	417,579
8,811	SimCorp A/S	432,300
1,324	Solar A/S - Class B	74,801
21,891	Spar Nord Bank A/S	180,151
19,282	Sydbank A/S	563,030
219,403	TDC A/S	942,215
21,852	TK Development A/S(d)	22,866
16,542	Topdanmark AS(d)	420,379
18,025	Tryg A/S	344,658
3,200	William Demant Holding A/S(d)	282,083
		32,170,404
FAEROE ISLANDS — 0.0%
7,482	Bakkafrost	249,200
486	BankNordik	8,513
		257,713
FINLAND — 0.4%
3,779	Ahlstrom Oyj	30,771
29,532	Aktia Bank Oyj	322,495
17,970	Amer Sports Oyj	491,862
1,322	Atria Oyj	12,773
4,574	Cargotec Oyj - Class B	145,806
54,402	Caverion Corp.	518,354
32,219	Citycon Oyj	76,890
2,317	Comptel Oyj	3,645
6,254	Cramo Oyj	120,283
29,832	Elisa Oyj	1,080,484
16,218	Finnair Oyj(d)	86,934
7,981	Fiskars Oyj Abp	154,542
8,344	F-Secure Oyj	22,805
7,348	HKScan Oyj - A Shares	28,040
40,848	Huhtamaki Oyj	1,443,951
17,769	Kemira Oyj	201,308
9,291	Kesko OYJ - B Shares	372,756
2,280	Kesko Oyj - Class A	86,195
12,022	Konecranes Oyj	266,795
Shares		Value
FINLAND (continued)
23,628	Lassila & Tikanoja OYJ	$443,677
74	Lemminkainen Oyj(d)	1,042
75,818	Metsa Board Oyj	507,024
27,237	Metso Oyj	562,006
51,836	Neste Oyj	1,623,977
31,653	Nokian Renkaat Oyj	1,076,203
2,393	Olvi Oyj - Class A	57,733
27,474	Oriola-KD Oyj - Class B(d)	124,867
6,792	Orion Oyj - Class A	219,338
21,898	Orion Oyj - Class B	722,459
14,520	Outokumpu Oyj(d)	35,696
6,272	PKC Group Oyj	97,394
1,919	Poyry Oyj(d)	7,278
38,176	Raisio Oyj - V Shares	170,469
75,089	Ramirent Oyj	501,935
267	Saga Furs Oyj	4,319
80,880	Sponda Oyj	330,817
6,761	Stockmann Oyj Abp - Class B(d)	51,941
293,089	Stora Enso Oyj - Class R	2,388,588
163,338	Talvivaara Mining Co. Plc(b)(c)(d)	1,009
4,690	Technopolis Oyj	18,527
32,065	Tieto Oyj	863,278
21,224	Tikkurila Oyj	359,964
150,989	UPM-Kymmene Oyj	2,460,628
15,354	Uponor Oyj	236,227
3,684	Vaisala Oyj - Class A	95,286
14,981	Valmet Oyj	148,937
15,103	Wartsila Oyj Abp	678,384
32,499	YIT OYJ	173,140
		19,428,832
FRANCE — 2.6%
31,967	Accor SA	1,214,045
6,551	Actia Group	40,576
5,380	Aeroports de Paris	609,444
57,332	Air France-KLM(d)	460,362
6,123	Akka Technologies SA	176,144
8,319	Albioma SA	117,044
9,921	Alstom SA(d)	266,216
136	Altarea SCA REIT	26,021
13,714	Alten SA	771,927
25,305	Altran Technologies SA	319,563
24,749	APRIL SA(c)	328,757
42,415	Arkema SA	2,649,266
3,122	Assystem	75,779
51,892	Atos SE	4,102,226
560	Axway Software SA	14,138
4,971	Beneteau SA	60,392
6,711	BioMerieux	843,953
79,755	Boiron SA(c)	6,012,737
106,370	Bollore SA	429,300
8,998	Bonduelle SCA	233,897
19,160	Bourbon SA	249,578
20,290	Bouygues SA	794,230

18

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
FRANCE (continued)
73,197	Bureau Veritas SA	$1,394,438
158	Burelle SA	135,987
26,120	Cap Gemini SA	2,386,853
92,370	Carrefour SA	2,628,911
15,993	Casino Guichard Perrachon SA	724,942
10,154	Cegedim SA(d)	303,260
2,386	Cegid Group SA	129,505
4,490	CGG SA(d)	3,768
13,470	CGG SA -2016 Shares	11,236
6,528	Chargeurs SA	60,025
3,649	Cie des Alpes	55,612
27,190	Cie Generale des Etablissements Michelin - Class B	2,480,621
23,540	CNP Assurances	314,787
30,050	Coface SA(d)	246,450
21,920	Dassault Systemes SA	1,694,265
58,242	Derichebourg SA(d)	184,531
1,675	Devoteam SA	62,067
15,013	Edenred	282,465
30,573	Eiffage SA	2,099,644
446	Electricite de Strasbourg SA	48,279
779	Esso SA Francaise(d)	37,171
4,816	Euler Hermes Group	411,827
73,264	Eutelsat Communications SA	2,367,843
1,226	Exel Industries SA - Class A	93,221
1,633	Faiveley Transport SA	162,820
19,271	Faurecia	699,997
2,670	FFP	172,947
1,000	Fimalac	83,482
4,430	Fonciere Des Regions REIT	376,400
11,234	GameLoft SA(d)	61,657
210,096	Gaztransport Et Technigaz SA	7,855,931
6,915	Gecina SA REIT	888,900
4,254	GL Events	74,269
1,072	Groupe Crit	58,282
129,094	Groupe Eurotunnel SE	1,483,451
7,871	Groupe Fnac SA(d)	451,466
1,572	Guerbet	128,946
2,418	Haulotte Group SA	36,265
7,408	Havas SA	59,028
418	HiPay Group SA(d)	3,856
1,746	ICADE REIT	124,083
3,690	Iliad SA	925,293
14,001	Imerys SA	866,456
40,579	Ingenico Group SA	4,790,126
1,341	Interparfums SA	32,345
16,110	Ipsen SA	928,570
9,410	IPSOS	192,968
3,503	Jacquet Metal Service	47,441
7,047	JCDecaux SA	277,482
31,020	Klepierre REIT	1,344,462
260,691	Korian SA	8,821,882
31,108	Lagardere SCA	884,017
936	Laurent-Perrier	82,879
1,830	Le Noble Age(d)	47,452
2,183	Lectra	27,945
Shares		Value
FRANCE (continued)
37,840	Legrand SA	$2,084,237
896	Linedata Services	31,493
245,816	LISI	6,022,283
438	Maisons France Confort SA	18,748
3,615	Manitou BF SA	64,559
4,121	Mersen	59,817
30,873	Metropole Television SA	492,195
5,327	MGI Coutier	97,073
6,144	Montupet	476,487
1,975	Mr Bricolage	26,853
104,090	Natixis SA	509,267
1,247	Naturex(d)	97,166
806	Neopost SA	19,290
8,744	Nexans SA(d)	334,841
6,068	Nexity SA	274,637
1,540	Norbert Dentressangle SA	344,340
15,700	Numericable-SFR SAS	623,355
5,485	Oeneo SA	42,150
3,092	Onxeo SA(d)	11,671
8,604	Orpea	681,082
1,719	Parrot SA(d)	38,515
79,170	Peugeot SA(d)	1,177,232
1,273	Pierre & Vacances SA(d)	39,859
25,703	Plastic Omnium SA	839,245
506	Plastivaloire	35,684
431	PSB Industries SA	22,931
30,930	Publicis Groupe	1,855,337
4,837	Rallye SA	74,028
28,970	Renault SA	2,458,177
79,155	Rexel SA	937,405
523	Rothschild & Co.	12,092
146,502	Rubis SCA	10,960,748
8,556	Saft Groupe SA	223,643
1,023	Sartorius Stedim Biotech	373,081
2,288	Savencia SA	145,026
71,698	SCOR SE	2,499,253
6,771	SEB SA	661,060
14,950	Sequana SA(d)	51,309
7,304	Societe BIC SA	1,189,570
320	Societe Internationale de Plantations d’Heveas SA(d)	9,029
11,804	Societe Television Francaise 1	132,750
13,730	Sodexo SA	1,344,688
2,401	Solocal Group(d)	16,252
517	Somfy SA	176,310
2,996	Sopra Steria Group	324,762
12,209	Ste Industrielle d’Aviation Latecoere SA(d)	48,120
1,615	Stef SA	107,360
72,593	Suez Environnement Co.	1,345,686
1,087	Sword Group	29,257
20,120	Synergie SA	526,736
15,150	Tarkett SA	402,590
128,112	Technicolor SA	910,401
50,221	Technip SA	2,340,014
22,898	Teleperformance SA	1,907,745
19

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
FRANCE (continued)
318	Tessi SA	$46,215
17,890	Thales SA	1,361,686
40,245	Theolia SA(d)	22,301
260	Thermador Groupe	24,402
1,951	Trigano SA	123,199
74,100	UBISOFT Entertainment(d)	2,035,350
11,500	Valeo SA	1,494,282
1,621	Valneva SE(d)	5,729
70,410	Veolia Environnement SA	1,697,513
602	Vetoquinol SA	23,998
2,449	Vicat	132,298
3,159	Vilmorin & Cie SA	223,316
596	Virbac SA	109,490
449	Vranken - Pommery Monopole SA	11,522
4,010	Wendel SA	401,563
49,450	Zodiac Aerospace	1,031,176
		124,215,880
GEORGIA — 0.0%
3,670	Bank of Georgia Holdings Plc	92,919
GERMANY — 2.8%
15,926	Aareal Bank AG	435,824
7,530	Aareal Bank AG	206,063
27,620	Adidas AG	2,844,089
2,898	Adler Modemaerkte AG	28,790
95,808	ADVA Optical Networking SE(d)	904,523
2,793	Air Berlin Plc(d)	2,744
20,551	Aixtron SE(d)	74,355
4,617	Allgeier SE	78,356
6,126	Alstria Office REIT AG	76,491
5,182	Amadeus Fire AG	373,032
9,471	Aurubis AG	386,134
17,022	Axel Springer SE	886,373
310	Basler AG	17,142
3,784	Bauer AG	57,984
7,518	BayWa AG	220,171
2,465	Bechtle AG	217,619
15,880	Beiersdorf AG	1,465,620
1,027	Bertrandt AG	113,678
884	Bijou Brigitte AG	53,589
24,171	Bilfinger SE	1,066,931
2,505	Biotest AG	41,056
2,694	Biotest AG - Preference Shares	35,678
20,442	Borussia Dortmund GmbH & Co. KGaA	87,358
43,875	Brenntag AG	2,152,834
2,756	CANCOM SE	121,718
6,532	Carl Zeiss Meditec AG	193,089
2,761	CENIT AG	57,140
4,110	CENTROTEC Sustainable AG	56,509
8,870	Cewe Stiftung & Co. KGaA	471,350
7,896	Comdirect Bank AG	86,750
158,420	Commerzbank AG(d)	1,287,391
4,097	CompuGroup Medical AG	164,772
Shares		Value
GERMANY (continued)
5,206	Constantin Medien AG(d)	$10,788
23,721	CTS Eventim AG & Co KGaA	872,595
1,776	Deag Deutsche Entertainment AG(d)	6,196
1,268	Deutsche Beteiligungs AG	37,766
31,530	Deutsche Boerse AG	2,690,522
154,753	Deutsche Lufthansa AG(d)	2,269,233
81,478	Deutsche Wohnen AG	2,148,083
30,691	Deutz AG	99,906
24,115	DMG Mori AG	964,085
2,100	Dr Hoenle AG	53,912
1,053	Draegerwerk AG & Co. KGaA	64,278
6,958	Drillisch AG	286,287
92,023	Duerr AG	6,231,258
1,537	Eckert & Ziegler AG	30,445
6,212	Elmos Semiconductor AG	94,650
370,688	ElringKlinger AG	9,375,836
908	Euromicron AG(d)	6,833
10,490	Evonik Industries AG	323,848
130,571	Fielmann AG	9,851,784
1,910	First Sensor AG(d)	22,656
19,763	Fraport AG Frankfurt Airport Services Worldwide	1,198,653
44,878	Freenet AG	1,395,604
31,670	Fresenius Medical Care AG & Co. KGaA	2,812,621
18,964	Fuchs Petrolub SE	671,206
23,177	Fuchs Petrolub SE - Preference Shares	950,549
50,234	GEA Group AG	2,107,462
17,874	Gerresheimer AG	1,269,936
869	Gerry Weber International AG	11,618
2,114	Gesco AG	156,193
17,123	GFK SE	520,101
2,873	GFT Technologies SE	86,039
5,876	Grammer AG	172,667
1,925	Grenkeleasing AG	370,425
1,190	H&R AG(d)	11,435
3,687	Hamborner AG REIT	35,550
5,599	Hamburger Hafen und Logistik AG	77,809
9,830	Hannover Rueck SE	1,034,578
18,000	HeidelbergCement AG	1,325,931
71,944	Heidelberger Druckmaschinen AG(d)	142,812
3,483	Hochtief AG	319,903
1,489	Homag Group AG	57,810
648	Hornbach Baumarkt AG	18,022
12,811	HUGO BOSS AG	1,020,297
9,402	Indus Holding AG	429,398
154,130	Infineon Technologies AG	2,062,471
502	Init Innovation In Traffic Systems AG	7,573
1,165	Isra Vision AG	76,282
11,957	Jenoptik AG	161,168
3,178	Jungheinrich AG	253,609

20

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
GERMANY (continued)
75,757	K+S AG	$1,601,536
2,490	Kabel Deutschland Holding AG	319,030
17,523	KION Group AG	865,044
19,662	Kloeckner & Co. SE	170,405
1,427	Koenig & Bauer AG(d)	43,403
5,079	Kontron AG(d)	18,301
6,859	Krones AG	739,484
740	Ksb AG	279,997
210	KSB AG	81,657
10,885	KUKA AG	836,844
425	KWS Saat SE	118,309
67,359	Lanxess AG	2,781,047
7,228	Leg Immobilien AG	586,710
798	Leifheit AG	40,449
6,072	Leoni AG	212,017
2,628	LPKF Laser & Electronics AG	19,310
4,700	MAN SE	474,901
1,101	Manz AG(d)	35,668
85,116	Metro AG	2,411,767
17,521	MLP AG	57,733
175,208	MTU Aero Engines AG	16,085,990
2,623	MVV Energie AG	62,391
5,477	Nemetschek AG	251,393
2,244	Nexus AG	42,511
21,300	Nordex SE(d)	690,364
161,803	NORMA Group SE	8,105,202
1,516	OHB SE	32,731
37,382	OSRAM Licht AG	1,668,966
10,870	Patrizia Immobilien AG(d)	277,912
1,780	Pfeiffer Vacuum Technology AG	163,997
17,767	PNE Wind AG	35,964
386	Progress-Werk Oberkirch AG	13,316
35,080	ProSiebenSat.1 Media SE	1,752,724
484	Puma SE	97,856
29,897	QSC AG	48,354
870	R Stahl AG	28,474
13,568	Rational AG	6,084,604
19,717	Rheinmetall AG	1,408,770
13,293	RHOEN-KLINIKUM AG	386,036
16,332	SAF-Holland SA	189,105
9,704	Salzgitter AG	207,277
1,934	Sartorius AG - Preference Shares	497,450
1,579	Schaltbau Holding AG	87,367
6,126	SGL Carbon SE(d)	62,561
7,152	Sixt SE	332,076
3,115	Sixt SE - Preference Shares	115,930
977	Softing AG	11,471
16,990	Software AG	574,792
49,185	Stada Arzneimittel AG	1,703,989
2,480	Sto Se & CO KGAA	272,376
7,599	STRATEC Biomedical AG	446,205
7,241	Stroeer SE	426,127
22,636	Suedzucker AG	342,400
1,278	Surteco SE	27,625
Shares		Value
GERMANY (continued)
4,961	Suss Microtec AG(d)	$48,022
35,971	Symrise AG	2,332,680
7,410	TAG Immobilien AG	87,232
32,248	Takkt AG	598,824
38,835	Talanx AG	1,122,088
423	Technotrans AG	8,191
22,110	Tlg Immobilien AG	421,898
4,964	Tomorrow Focus AG(d)	16,506
95,599	TUI AG(c)	1,623,546
24,028	United Internet AG	1,243,525
19,170	Vib Vermoegen AG	346,287
11,635	Villeroy & Boch AG	153,576
41,110	Vonovia SE	1,252,975
1,213	Vossloh AG(d)	69,543
8,065	VTG AG	230,126
9,072	Wacker Chemie AG	664,031
8,248	Wacker Neuson SE	116,764
822	Washtec AG	24,380
15,110	Wincor Nixdorf AG(d)	766,165
13,310	Wirecard AG	673,094
1,653	XING AG	316,604
		134,807,811
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	58,466
GREECE — 0.0%
45,756	Aegean Airlines SA(c)	370,697
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	0
2,153	Athens Water Supply & Sewage Co. SA (The)	10,906
32,394	Ellaktor SA(d)	41,800
10,168	Frigoglass SAIC(d)	17,879
14,537	GEK Terna Holding Real Estate Construction SA(d)	21,634
5,827	Hellenic Exchanges - Athens Stock Exchange SA	28,560
142,649	Intralot SA-Integrated Lottery Systems & Services(c)(d)	184,728
7,101	JUMBO SA(d)	75,422
1,715	Lamda Development SA(d)	7,058
132,453	Marfin Investment Group Holdings SA(d)	10,261
3,653	Metka SA	27,660
3,640	Motor Oil (Hellas) Corinth Refineries SA	39,219
61,455	Mytilineos Holdings SA(c)	213,832
22,848	Proton Bank SA(b)(c)(d)	0
3,988	Sarantis SA	31,341
12,534	T Bank SA(b)(c)(d)	0
6,226	Terna Energy SA	14,583
647	Thessaloniki Port Authority SA	16,242

21

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
GREECE (continued)
31,091	TT Hellenic Postbank SA(b)(c)(d)	$0
		1,111,822
GUERNSEY — 0.0%
5,739	Raven Russia Ltd.(d)	2,752
HONG KONG — 1.0%
375,000	Agritrade Resources Ltd.	72,466
26,000	Allied Group Ltd.	112,191
1,415,693	Allied Properties HK Ltd.	239,828
138,000	AMVIG Holdings Ltd.	51,686
520,000	Anxin-China Holdings Ltd.(b)(c)(d)	4,825
570,000	APAC Resources Ltd.(d)	4,726
182,250	APT Satellite Holdings Ltd.	132,683
144,000	Asia Financial Holdings Ltd.	52,180
34,500	Asia Satellite Telecommunications Holdings Ltd.	44,021
297,877	Asia Standard International Group Ltd.	47,102
364,100	ASM Pacific Technology Ltd.	2,648,728
74,000	Associated International Hotels Ltd.	190,119
275,000	Auto Italia Holdings Ltd.(d)	7,140
52,000	Beijing Enterprises Holdings Ltd.	259,631
432,000	Beijing Enterprises Water Group Ltd.	215,570
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
70,400	Bonjour Holdings Ltd.	3,285
426,000	Bosideng International Holdings Ltd.	32,987
218,000	Bossini International Holdings Ltd.	11,386
25,000	Bracell Ltd.	2,376
92,000	Bright Smart Securities & Commodities Group Ltd.	24,456
393,000	Brightoil Petroleum Holdings Ltd.	116,309
72,000	Brilliance China Automotive Holdings Ltd.	69,419
56,897	Brilliant Circle Holdings International Ltd.	11,458
1,644,354	Brockman Mining Ltd.(d)	23,472
608,000	Burwill Holdings Ltd.(d)	20,470
496,791	C C Land Holdings Ltd.	154,917
44,000	Cafe de Coral Holdings Ltd.	120,567
92,000	Carrianna Group Holdings Co. Ltd.	8,829
554,800	Century City International Holdings Ltd.	33,037
1,604,275	Champion Technology Holdings Ltd.(d)	21,704
127,187	Cheuk Nang Holdings Ltd.	78,545
85,873	Chevalier International Holdings Ltd.	125,852
Shares		Value
HONG KONG (continued)
14,020	Chia Tai Enterprises International Ltd.(d)	$3,502
398,000	China Aerospace International Holdings Ltd.	44,979
168,137	China Agri-Industries Holdings Ltd.(d)	45,429
136,000	China All Access Holdings Ltd.	46,715
2,392,000	China Billion Resources Ltd.(b)(c)(d)	0
15,900	China Culiangwang Beverages Holdings Ltd.(d)	282
2,520,000	China Daye Non-Ferrous Metals Mining Ltd.(d)	39,367
1,478,000	China Energy Development Holdings Ltd.(d)	20,179
46,000	China Everbright International Ltd.	48,918
525,600	China Fiber Optic Network System Group Ltd.(d)	33,076
62,000	China Foods Ltd.(d)	19,950
224,000	China Gas Holdings Ltd.	286,169
130,000	China Glass Holdings Ltd.(d)	13,698
6,603,000	China High Precision Automation Group Ltd.(b)(c)(d)	194,122
287,000	China High Speed Transmission Equipment Group Co. Ltd.(d)	221,395
1,816,000	China Jinmao Holdings Group Ltd.	475,298
10,378,000	China Lumena New Materials Corp.(b)(c)(d)	0
1,858,000	China Lumena New Materials Corp.	0
143,703	China Merchants Holdings International Co. Ltd.	396,638
630,000	China Merchants Land Ltd.	87,693
216,000	China Metal International Holdings, Inc.	59,484
193,200	China Metal Recycling Holdings Ltd.(b)(c)(d)	43,900
492,557	China New Town Development Co. Ltd.(d)	14,970
1,110,000	China Oil and Gas Group Ltd.(d)	63,981
24,500	China Overseas Grand Oceans Group Ltd.	8,368
136,000	China Power International Development Ltd.	60,742
220,000	China Power New Energy Development Co. Ltd.	16,868
251,000	China Properties Group Ltd.(d)	44,782
101,327	China Resources Beer Holdings Co. Ltd.	161,588
286,440	China Resources Cement Holdings Ltd.	69,394
70,800	China Resources Gas Group Ltd.	176,675

22

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
HONG KONG (continued)
3,668,600	China Singyes Solar Technologies Holdings Ltd.	$1,752,570
270,000	China Smarter Energy Group Holdings Ltd.(d)	31,202
1,104,000	China South City Holdings Ltd.	208,154
170,000	China Star Entertainment Ltd.(d)	13,752
249,440	China State Construction International Holdings Ltd.	402,817
727,500	China Strategic Holdings Ltd.(d)	16,042
220,000	China Ting Group Holdings Ltd.(d)	9,224
226,000	China Travel International Investment Hong Kong Ltd.	76,942
50,000	China Water Affairs Group Ltd.	21,312
27,000	Chinese Estates Holdings Ltd.	61,701
119,000	Chow Sang Sang Holdings International Ltd.	178,421
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	29,177
237,500	Chuang’s Consortium International Ltd.	27,388
90,000	CIMC Enric Holdings Ltd.	45,596
647,000	CITIC Resources Holdings Ltd.(d)	49,572
649,000	CITIC Telecom International Holdings Ltd.	224,919
320,000	Citychamp Watch & Jewellery Group Ltd.(d)	46,855
1,052,000	CK Life Sciences International Holdings, Inc.	83,298
47,000	Clear Media Ltd.	40,945
142,000	CNT Group Ltd.	4,848
177,000	Coastal Greenland Ltd.(d)	4,239
185,130	Comba Telecom Systems Holdings Ltd.	28,217
520,000	Concord New Energy Group Ltd.	22,919
124,000	Cosco International Holdings Ltd.	64,556
511,420	COSCO Pacific Ltd.	580,484
1,402,000	CP Pokphand Co. Ltd.	118,251
15,000	Cross-Harbour Holdings Ltd. (The)	18,347
1,449,335	CSI Properties Ltd.	39,358
3,656,000	CST Mining Group Ltd.(d)	36,283
84,924	Dah Sing Banking Group Ltd.	133,721
60,678	Dah Sing Financial Holdings Ltd.	285,222
101,000	Dan Form Holdings Co. Ltd.	14,943
80,000	Dawnrays Pharmaceutical Holdings Ltd.	54,363
244,000	DBA Telecommunication Asia Holdings Ltd.(b)(c)(d)	2,057
160,550	Dickson Concepts International Ltd.	47,209
188,000	Digital China Holdings Ltd.	194,900
Shares		Value
HONG KONG (continued)
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	$3,748
92,000	Eagle Nice International Holdings Ltd.	22,611
206,200	EcoGreen International Group Ltd.	39,988
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
621,000	Emperor Capital Group Ltd.	49,740
325,000	Emperor Entertainment Hotel Ltd.	58,044
386,416	Emperor International Holdings Ltd.	61,978
130,000	Emperor Watch & Jewellery Ltd.	2,637
347,000	Esprit Holdings Ltd.	358,807
220,000	EVA Precision Industrial Holdings Ltd.	31,581
9,500	Fairwood Holdings Ltd.	27,702
560,287	Far East Consortium International Ltd.	179,354
88,000	Far East Horizon Ltd.	67,804
1,198,000	First Pacific Co. Ltd.	826,066
168,000	First Shanghai Investments Ltd.	24,059
276,000	Fountain SET Holdings Ltd.	29,298
114,000	Future Bright Holdings Ltd.	8,873
522,000	GCL New Energy Holdings Ltd.(d)	25,739
1,591,000	GCL-Poly Energy Holdings Ltd.	205,179
116,000	Genting Hong Kong Ltd.	39,660
2,406,000	Get Nice Holdings Ltd.	87,496
266,000	Giordano International Ltd.	106,342
875,200	Global Bio-Chem Technology Group Co. Ltd.(d)	19,319
2,382,000	Global Brands Group Holding Ltd.(d)	365,741
1,325,000	Glorious Property Holdings Ltd.(d)	138,613
70,000	Glorious Sun Enterprises Ltd.	9,054
220,000	Gold Peak Industries Holding Ltd.	22,731
180,000	Goldbond Group Holdings Ltd.	6,030
365,382	Golden Meditech Holdings Ltd.	49,208
150,000	Golden Resources Development International Ltd.	8,333
130,000	Goldin Properties Holdings Ltd.(d)	88,977
118,000	Goldlion Holdings Ltd.	43,778
16,000	Good Friend International Holdings, Inc.	3,749
105,685	Great Eagle Holdings Ltd.	296,847
12,162,000	G-Resources Group Ltd.	280,284
174,000	Guangdong Investment Ltd.	222,623
150,666	Guangdong Land Holdings Ltd.(d)	36,363
64,000	Guangnan Holdings Ltd.	7,312
14,000	Guoco Group Ltd.	141,649

23

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
HONG KONG (continued)
129,600	Guotai Junan International Holdings Ltd.	$34,561
26,000	Haier Electronics Group Co. Ltd.	45,900
406,246	Haitong International Securities Group Ltd.	202,774
303,000	Hang Lung Group Ltd.	837,104
88,845	Hanison Construction Holdings Ltd.	12,486
407,000	Hao Tian Development Group Ltd.(d)	15,978
114,000	Harbour Centre Development Ltd.	190,251
245,400	Hengdeli Holdings Ltd.	26,329
8,352	Hi-Level Technology Holdings Ltd(c)(d)	381
5,337,065	HKBN Ltd.	6,824,564
1,211,035	HKC Holdings Ltd.(d)	20,098
365,200	HKR International Ltd.	154,582
90,000	Hon Kwok Land Investment Co. Ltd.	30,453
6,000	Hong Kong Aircraft Engineering Co. Ltd.	38,144
57,000	Hong Kong Ferry (Holdings) Co. Ltd.	63,265
271,151	Hongkong & Shanghai Hotels Ltd. (The)	272,417
669,700	Hongkong Chinese Ltd.	103,030
12,650	Hopewell Highway Infrastructure Ltd.	5,825
135,500	Hopewell Holdings Ltd.	411,203
150,000	Hopson Development Holdings Ltd.(d)	139,540
522,000	Hsin Chong Construction Group Ltd.	47,362
24,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	2,437
439,000	Huabao International Holdings Ltd.	163,663
239,631	Hung Hing Printing Group Ltd.	29,357
651,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	205,281
44,000	Hysan Development Co. Ltd.	170,486
335,000	I-CABLE Communications Ltd.(d)	18,316
1,160,000	Imagi International Holdings Ltd.(d)	15,978
646,250	International Standard Resources Holdings Ltd.(d)	10,464
235,000	IPE Group Ltd.	46,667
28,266	IRC Ltd.(d)	496
398,000	IT Ltd.	96,753
126,000	ITC Corp. Ltd.	10,728
95,905	ITC Properties Group Ltd.	39,770
65,000	Jinhui Holdings Co. Ltd.(d)	7,923
141,125	Johnson Electric Holdings Ltd.	417,479
434,000	Ju Teng International Holdings Ltd.	171,182
Shares		Value
HONG KONG (continued)
311,099	K Wah International Holdings Ltd.	$111,178
84,000	Kader Holdings Co. Ltd.(d)	7,348
1,940,000	Kai Yuan Holdings Ltd.(d)	15,328
42,000	Keck Seng Investments	29,077
113,500	Kerry Logistics Network Ltd.	156,810
366,000	Kerry Properties Ltd.	847,076
150,200	Kingboard Chemical Holdings Ltd.	230,968
430,500	Kingboard Laminates Holdings Ltd.	174,325
74,000	Kingmaker Footwear Holdings Ltd.	17,919
1,428,000	Kingston Financial Group Ltd.(d)	440,486
344,000	Ko Yo Chemical Group Ltd.(d)	17,936
328,000	Kowloon Development Co. Ltd.	267,452
1,070,000	Kunlun Energy Co. Ltd.	807,323
2,159,000	Lai Fung Holdings Ltd.	32,725
3,727,125	Lai Sun Development Co. Ltd.	46,338
603,200	Lai Sun Garment International Ltd.	62,794
9,000	Lam Soon Hong Kong Ltd.(c)	6,150
68,000	Landsea Green Properties Co. Ltd.	5,812
127,600	Le Saunda Holdings Ltd.	24,861
24,000	Lee & Man Chemical Co. Ltd.	5,776
549,200	Lee & Man Paper Manufacturing Ltd.	311,241
15,000	Lee’s Pharmaceutical Holdings Ltd.	13,871
364,000	Li & Fung Ltd.	209,389
131,000	Lifestyle International Holdings Ltd.	162,172
1,314,000	Lippo China Resources Ltd.	38,883
78,000	Lippo Ltd.	42,475
82,000	Liu Chong Hing Investment Ltd.	88,890
399,600	Loudong General Nice Resources China Holdings Ltd.(d)	34,127
170,000	Luen Thai Holdings Ltd.	21,332
156,000	Luk Fook Holdings International Ltd.	289,030
1,384,000	Magnificent Estates	31,322
130,000	Man Wah Holdings Ltd.	141,260
7,700	Mandarin Oriental International Ltd.	10,395
2,400,000	Mason Financial Holdings Ltd.(d)	85,523
97,000	Melco International Development Ltd.	117,998
162,000	Midland Holdings Ltd.(d)	53,996
84,000	MIN XIN Holdings Ltd.	74,894
429,000	Mingfa Group International Co. Ltd.(d)	105,059
344,000	Minmetals Land Ltd.	32,169

24

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
HONG KONG (continued)
39,000	Miramar Hotel & Investment Co. Ltd.	$64,459
361,500	Neo-Neon Holdings Ltd.(d)	49,115
1,440,000	Neptune Group Ltd.(d)	12,305
872,000	New Century Group Hong Kong Ltd.	14,480
1,369,100	New World China Land Ltd.	1,329,298
516,000	Newocean Energy Holdings Ltd.	174,871
362,000	Next Digital Ltd.	19,727
312,000	Nine Dragons Paper Holdings Ltd.	196,749
925,700	Noble Group Ltd.	204,604
329,492	NWS Holdings Ltd.	491,258
400,500	O Luxe Holdings Ltd.(d)	10,679
315,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(d)	22,203
72,500	Orient Overseas International Ltd.	270,074
111,200	Oriental Watch Holdings	13,416
118,000	Overseas Chinese Town Asia Holdings Ltd.	43,619
1,340,246	Pacific Andes International Holdings Ltd.(b)(c)(d)	25,148
4,505,000	Pacific Basin Shipping Ltd.	822,531
105,000	Pacific Textile Holdings Ltd.	153,092
227,240	Paliburg Holdings Ltd.	68,056
20,000	Pan Asia Environmental Protection Group Ltd.	1,995
667,394	PCCW Ltd.	400,338
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
154,000	Phoenix Satellite Television Holdings Ltd.	30,831
368,000	Pico Far East Holdings Ltd.	89,842
54,000	Playmates Holdings Ltd.	59,832
156,000	Playmates Toys Ltd.	36,062
950,000	PME Group Ltd.(d)	17,381
318,000	Poly Property Group Co. Ltd.	86,546
460,000	Polytec Asset Holdings Ltd.	40,252
132,000	Pou Sheng International Holdings Ltd.(d)	23,222
78,000	Public Financial Holdings Ltd.	35,037
692,000	PYI Corp. Ltd.	10,625
118,000	Real Nutriceutical Group Ltd.	10,839
314,200	Regal Hotels International Holdings Ltd.	158,094
5,581,033	REXLot Holdings Ltd.(b)(c)	118,351
248,888	SA SA International Holdings Ltd.	67,960
139,000	Samson Holding Ltd.	16,112
116,000	SAS Dragon Holdings Ltd.	21,081
30,000	SEA Holdings Ltd.	58,859
143,516	Shanghai Industrial Holdings Ltd.	314,898
Shares		Value
HONG KONG (continued)
669,000	Shanghai Industrial Urban Development Group Ltd.	$117,447
1,190,000	Shanghai Zendai Property Ltd.(d)	28,267
376,000	Shangri-La Asia Ltd.	350,277
120,000	Shenwan Hongyuan HK Ltd.	47,376
222,520	Shenzhen International Holdings Ltd.	349,619
330,638	Shenzhen Investment Ltd.	127,811
339,129	Shimao Property Holdings Ltd.	478,120
2,408,000	Shougang Concord International Enterprises Co. Ltd.(d)	62,553
23,826	Shun Ho Tech Holdings Ltd.(d)	7,520
657,750	Shun Tak Holdings Ltd.	221,529
278,000	Silver Grant International Industries Ltd.	35,198
92,000	Sing Tao News Corp. Ltd.	14,162
652,000	Singamas Container Holdings Ltd.	59,880
360,000	Sino Biopharmaceutical Ltd.	248,071
2,225,000	Sino Oil And Gas Holdings Ltd.(d)	54,856
486,000	Sinofert Holdings Ltd.	65,563
38,000	SIS International Holdings	17,589
61,000	SITC International Holdings Co. Ltd.	28,313
60,000	Sitoy Group Holdings Ltd.	20,263
781,000	SJM Holdings Ltd.	515,423
608,252	Skyworth Digital Holdings Ltd.	316,071
67,643	SmarTone Telecommunications Holding Ltd.	104,930
291,934	SMI Holdings Group Ltd.	30,327
76,843	SOCAM Development Ltd.(d)	42,417
6,500	Soundwill Holdings Ltd.	7,383
1,392,000	South China Holdings Co. Ltd.(d)	104,480
144,000	Sparkle Roll Group Ltd.(d)	8,280
1,073,428	SRE Group Ltd.(d)	41,197
4,102,010	SSY Group Ltd.	1,068,444
132,000	Stella International Holdings Ltd.	316,720
60,500	Stelux Holdings International Ltd.	4,099
204,000	Success Universe Group Ltd.(d)	4,246
251,000	Sun Art Retail Group Ltd.	141,602
16,000	Sun Hing Vision Group Holdings Ltd.	5,358
271,801	Sun Hung Kai & Co. Ltd.	158,752
263,000	TAI Cheung Holdings Ltd.	195,303
6,000	Tan Chong International Ltd.	1,854
6,000	Tao Heung Holdings Ltd.	1,540
456,000	TCC International Holdings Ltd.	66,677
56,000	TCL Multimedia Technology Holdings Ltd.	30,090
63,500	Techtronic Industries Co. Ltd.	240,932
70,900	Television Broadcasts Ltd.	248,295
125,000	Texhong Textile Group Ltd.	81,378

25

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
HONG KONG (continued)
256,000	Texwinca Holdings Ltd.	$247,718
185,800	Tian An China Investment Co. Ltd.	91,433
1,116,000	Tianjin Port Development Holdings Ltd.	155,259
130,000	Tibet 5100 Water Resources Holdings Ltd.	42,943
2,380,000	Titan Petrochemicals Group Ltd.(b)(c)(d)	153
124,252	Tomson Group Ltd.	27,860
590,000	Tongda Group Holdings Ltd.	94,529
62,000	Top Spring International Holdings Ltd.	28,654
44,000	Towngas China Co. Ltd.	21,243
406,000	TPV Technology Ltd.	45,292
58,000	Tradelink Electronic Commerce Ltd.	12,069
80,800	Transport International Holdings Ltd.	215,516
162,000	Trinity Ltd.	19,314
394,000	Truly International Holdings Ltd.	89,536
233,000	TSC Group Holdings Ltd.(d)	36,249
1,082,000	United Energy Group Ltd.(d)	55,469
288,500	United Laboratories International Holdings Ltd. (The)(d)	109,712
44,000	Up Energy Development Group Ltd.(d)	2,137
100,000	Value Partners Group Ltd.	90,972
188,000	Varitronix International Ltd.	133,463
687,683	Victory City International Holdings Ltd.	63,910
152,000	Vitasoy International Holdings Ltd.	287,410
483,600	VST Holdings Ltd.	87,607
27,400	VTech Holdings Ltd.	275,063
90,622	Wasion Group Holdings Ltd.	56,235
496,000	Welling Holding Ltd.	81,367
68,000	Wing On Co. International Ltd.	196,638
220,000	Wing Tai Properties Ltd.	119,595
450,000	Xinyi Glass Holdings Ltd.	229,165
30,000	YGM Trading Ltd.	16,228
3,293,000	Yingde Gases Group Co. Ltd.	1,250,158
84,000	Yip’s Chemical Holdings Ltd.	23,395
155,500	Yue Yuen Industrial Holdings Ltd.	537,050
480,946	Yuexiu Property Co. Ltd.	69,946
34,191	Yuexiu Transport Infrastructure Ltd.	19,969
306,000	Zhuhai Holdings Investment Group Ltd.	49,592
		49,199,085
HUNGARY — 0.0%
9,919	Magyar Telekom Telecommunications Plc(d)	13,693
Shares		Value
HUNGARY (continued)
103	OTP Bank Plc	$2,191
		15,884
INDIA — 1.3%
293	3M India Ltd.(d)	42,850
4,102	Aarti Industries	29,950
8,628	ACC Ltd.	158,399
47,479	Adani Power Ltd.(d)	20,241
6,435	Aditya Birla Nuvo Ltd.	83,201
33,300	Aegis Logistics Ltd.	51,292
101,072	AIA Engineering Ltd.	1,227,741
3,985	Ajanta Pharma Ltd.	75,200
19,534	Alembic Ltd.	11,445
16,192	Alembic Pharmaceuticals Ltd.	148,311
20,161	Allahabad Bank	16,064
1,620	Allcargo Logistics Ltd.	4,505
241,287	Alok Industries Ltd.(d)	18,276
1,082	Alstom India Ltd.	10,255
209,196	Amara Raja Batteries Ltd.	2,597,836
17,157	Ambuja Cements Ltd.	49,750
11,406	Amtek Auto Ltd.(d)	6,373
28,807	Anant Raj Ltd.	16,229
16,348	Andhra Bank	12,652
145,053	Apollo Hospitals Enterprise Ltd.	3,161,592
9,461	Apollo Tyres Ltd.	20,709
4,919	Arvind Infrastructure Ltd.(d)	7,505
49,192	Arvind Ltd.	238,421
136,311	Ashok Leyland Ltd.	181,173
1,523	Atul Ltd.	32,808
17,706	Aurobindo Pharma Ltd.	219,037
3,198	Bajaj Corp. Ltd.	18,122
202,798	Bajaj Electricals Ltd.	545,818
3,238	Bajaj Finance Ltd.	283,794
12,411	Bajaj Finserv Ltd.	341,361
18,091	Bajaj Holdings & Investment Ltd.	394,829
15,043	Balkrishna Industries Ltd.	135,347
45,240	Ballarpur Industries Ltd.	10,619
3,642	Balmer Lawrie & Co. Ltd.	30,987
9,730	Balrampur Chini Mills Ltd.(d)	12,855
84,289	Bank of Baroda	157,160
9,497	Bank of India	14,175
17,071	Bank of Maharashtra	7,497
811	BASF India Ltd.	9,515
5,028	Bata India Ltd.	35,496
1,167	BEML Ltd. - Partly Paid Shares	18,138
839,945	Berger Paints India Ltd.	3,310,747
6,287	Bharat Electronics Ltd.	114,770
2,296	Bharat Forge Ltd.	28,355
10,128	Biocon Ltd.	73,416
5,808	Birla Corp. Ltd.	33,245
22,287	Blue Dart Express Ltd.	2,071,129
1,437	Britannia Industries Ltd.	57,187
16,510	Cadila Healthcare Ltd.	74,362
14,495	Cairn India Ltd.	26,350
19,327	Canara Bank	55,720

26

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
INDIA (continued)
7,476	Carborundum Universal Ltd.	$19,068
5,310	Ceat Ltd.	74,048
7,081	Century Plyboards India Ltd.	15,699
9,871	Century Textiles & Industries Ltd.	77,044
3,805	CESC Ltd.	25,467
58,225	Chambal Fertilizers and Chemicals Ltd.	49,723
56,756	Chennai Super Kings Cricket Ltd.(b)(c)	1,881
36,243	City Union Bank Ltd.	42,808
7,502	Colgate-Palmolive India Ltd.	95,110
2,821	Container Corp. of India Ltd.	49,547
10,814	Coromandel International Ltd.	26,975
41,645	Corp. Bank	23,954
21,138	Cox & Kings Ltd.	71,303
84,163	Crisil Ltd.(c)	2,289,578
23,809	Crompton Greaves Ltd.	60,442
11,310	Cummins India Ltd.	154,410
13,663	Cyient Ltd.	88,520
4,199	Dalmia Bharat Ltd.	45,501
6,484	DB Corp. Ltd.	30,456
18,464	DB Realty Ltd.(d)	13,888
27,921	DCB Bank Ltd.(d)	32,469
17,752	Deepak Fertilizers & Petrochemicals Corp. Ltd.	38,990
12,047	Delta Corp Ltd.	13,343
43,420	Dena Bank	23,205
15,060	Divi’s Laboratories Ltd.	254,296
4,597	DLF Ltd.	6,604
5,324	eClerx Services Ltd.	111,037
22,258	EID Parry India Ltd.	60,597
178,333	Emami Ltd.	2,658,401
4,970	Engineers India Ltd.	14,187
8,345	Eros International Media Ltd.(d)	20,995
9,996	Escorts Ltd.	20,041
20,879	Essel Propack Ltd.	49,869
72,861	Exide Industries Ltd.	129,635
247	FAG Bearings India Ltd.	14,461
14,742	FDC Ltd.	42,731
294,564	Federal Bank Ltd.	201,579
4,296	Federal-Mogul Goetze India Ltd.(d)	19,372
14,606	Finolex Cables Ltd.	50,122
14,293	Finolex Industries Ltd.	67,070
900,302	Fortis Healthcare Ltd.(d)	2,385,584
21,658	Future Retail Ltd.	45,253
7,516	Gateway Distriparks Ltd.	33,604
810	GlaxoSmithKline Consumer Healthcare Ltd.	69,774
18,031	Glenmark Pharmaceuticals Ltd.	206,377
24,402	GMR Infrastructure Ltd.(d)	4,706
3,837	Godfrey Phillips India, Ltd.	69,483
6,533	Godrej Industries Ltd.	33,943
5,642	Godrej Properties Ltd.	25,074
Shares		Value
INDIA (continued)
8,033	Great Eastern Shipping Co. Ltd. (The)	$39,999
7,420	Greaves Cotton Ltd.	14,170
770	Greenlam Industries Ltd.	6,384
3,850	Greenply Industries Ltd.	10,040
2,596	Grindwell Norton Ltd.	27,843
10,264	Gujarat Alkalies & Chemicals	27,904
3,890	Gujarat Flourochemicals Ltd.	27,505
349,878	Gujarat Pipavav Port Ltd.(d)	836,969
27,992	Gujarat State Fertilizers & Chemicals Ltd.	28,973
26,093	Gujarat State Petronet Ltd.	53,776
27,765	Hathway Cable & Datacom Ltd.(d)	15,673
25,011	Havells India Ltd.	109,873
11,965	HCL Infosystems Ltd.(d)	8,107
849	HEG Ltd.	1,717
16,680	Hexa Tradex Ltd.(d)	4,049
21,668	Hexaware Technologies Ltd.	74,041
9,679	Hindalco Industries Ltd.	10,173
1,987	Hindustan Petroleum Corp. Ltd.	23,983
207	Honeywell Automation India Ltd.	26,303
28,793	Housing Development & Infrastructure Ltd.(d)	31,452
426,273	HSIL Ltd.	1,731,957
4,443	Huhtamaki PPL Ltd.	14,433
23,341	ICRA Ltd.(c)	1,338,970
46,836	IDBI Bank Ltd.	40,804
73,673	IDFC Bank Ltd.(d)	57,037
73,673	IDFC Ltd.	44,214
77,633	IIFL Holdings Ltd.	240,457
34,426	India Cements Ltd. (The)(d)	48,214
14,343	Indian Bank	19,407
9,700	Intellect Design Arena Ltd.(d)	33,346
117,097	Ipca Laboratories Ltd.	1,159,570
8,799	IRB Infrastructure Developers Ltd.	31,891
8,006	Jagran Prakashan Pvt Ltd.	19,189
66,242	Jain Irrigation Systems Ltd. - DVR	62,882
57,737	Jammu & Kashmir Bank Ltd. (The)	61,052
6,226	Jindal Poly Films Ltd.	47,673
29,253	Jindal Saw Ltd.	21,739
7,796	JK Lakshmi Cement Ltd.	34,830
13,845	JK Tyre & Industries Ltd.	18,697
21,254	JSW Energy Ltd.	24,177
14,416	JSW Steel Ltd.	225,996
97,015	Jubilant Foodworks Ltd.	1,829,361
23,442	Jubilant Organosys Ltd.	121,346
2,239	Kajaria Ceramics Ltd.	32,267
90,563	Kakinada Fertilizers Ltd.(b)(c)	2,805
5,420	Kalpataru Power Transmission Ltd.	15,841
207,730	Kansai Nerolac Paints Ltd.	808,177
22,504	Karnataka Bank Ltd. (The)	32,973

27

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
INDIA (continued)
3,825	Karur Vysya Bank Ltd. (The)	$25,341
942	Kaya Ltd.(d)	13,953
8,595	KEC International Ltd.	15,738
141	Kesoram Industries Ltd.(d)	195
1,197	Kirloskar Oil Engines Ltd.	4,262
34,008	Kotak Mahindra Bank Ltd.	344,158
24,476	KPIT Technologies Ltd.	51,978
657	Lakshmi Machine Works Ltd.	34,494
2,866	LIC Housing Finance Ltd.	20,309
8,542	Maharashtra Seamless Ltd.	18,704
237	Mahindra Lifespace Developers Ltd.	1,619
13,414	Marico Ltd.	44,002
1,453,417	Marksans Pharma Ltd.	1,388,370
11,396	Max India Ltd(b)(c)	21,056
11,396	MAX India Ltd.	61,719
2,279	Max Ventures & Industries(b)(c)(d)	2,381
10,504	MindTree Ltd.	228,405
339	Monsanto India Ltd.	11,192
11,049	Mphasis Ltd.	74,549
374	MRF Ltd.	197,026
48,388	NCC Ltd.	46,587
91,063	NHPC Ltd.	28,220
7,886	NIIT Technologies Ltd.	64,491
1,671	Nirvikara Paper Mills Ltd.(d)	1,434
419,646	NRB Bearings Ltd.(c)	735,448
6,838	Oil India Ltd.	35,631
19,289	OMAXE Ltd.	38,565
1,647	Oracle Financial Sevices Software Ltd.	88,374
9,573	Oriental Bank of Commerce	15,964
14,972	Page Industries Ltd.	2,678,106
33,462	Pantaloons Fashions and Retail Ltd(d)	110,269
8,697	Parsvnath Developers Ltd.(d)	2,456
6,026	PC Jeweller Ltd.	37,182
1,578	Persistent Systems Ltd.	15,487
51,330	Petronet LNG Ltd.	186,702
1,475	Pfizer Ltd.	48,800
267,807	Phoenix Mills Ltd. (The)(c)	1,182,493
232,487	PI Industries Ltd.	2,242,200
219,436	Pidilite Industries Ltd.	1,837,588
14,082	Polaris Consulting & Services Ltd.	44,730
13,598	Prestige Estates Projects Ltd.	37,325
1,310	Procter & Gamble Hygiene & Health Care Ltd.	107,461
81,828	PTC India Financial Services Ltd.	42,119
66,948	PTC India Ltd.	63,851
36,362	Rain Industries Ltd.	19,298
8,005	Rallis India Ltd.	19,567
16,737	Ramco Cements Ltd. (The)	96,218
4,423	Ratnamani Metals & Tubes Ltd.	32,535
12,772	Raymond Ltd.	77,547
Shares		Value
INDIA (continued)
57,342	Redington India Ltd.	$87,962
79,906	Reliance Communications Ltd.(d)	73,856
7,440	Reliance Infrastructure Ltd.	52,109
40,214	Reliance Power Ltd.	30,251
38,166	Rolta India Ltd.	47,614
5,407	Rural Electrification Corp. Ltd.	15,451
816	Sanofi India Ltd.	51,385
461,443	SH Kelkar & Co. Ltd.(d)	1,755,288
2,527	Shoppers Stop Ltd.	14,850
1,373	Shriram Transport Finance Co. Ltd.	17,163
13,529	Shyam Century Ferrous Ltd.(c)(d)	1,208
77,746	Sintex Industries Ltd.	91,483
15,463	SJVN Ltd.	6,586
1,095	SKF India Ltd.	18,863
7,092	Sobha Ltd.	30,363
401,240	South Indian Bank Ltd. (The)	109,494
5,376	SRF Ltd.	92,920
13,529	Star Ferro and Cement Ltd.	24,708
5,304	State Bank of Bikaner & Jaipur	41,723
2,126	State Bank of Travancore	12,496
2,418	Sterlite Technologies Ltd.	3,140
113,112	Strides Arcolab Ltd.	1,958,729
15,536	Sun Pharmaceutical Industries Ltd.	201,096
14,358	Sun TV Network Ltd.	80,646
6,937	Sundram Fasteners Ltd.	16,001
6,405	Supreme Industries Ltd.	70,188
43,231	Symphony Ltd.	1,416,693
30,834	Syndicate Bank	30,802
13,597	Tata Chemicals Ltd.	71,229
2,779	Tata Communications Ltd.	16,485
1,202	Tata Consultancy Services, Ltd.	42,517
75,981	Tata Power Co. Ltd.	67,624
14,209	Tata Tea Ltd.	26,626
2,619	Thermax Ltd.	32,435
24,582	Titan Co. Ltd.	132,563
133,974	Torrent Pharmaceuticals Ltd.	2,771,234
8,427	Transport Corp. of India Ltd.	31,173
274,616	Tree House Education and Accessories Ltd.	574,712
104	Trent Ltd.	2,394
5,808	Triveni Turbine Ltd.	8,586
344	TTK Prestige Ltd.	22,677
23,147	Tube Investments of India Ltd.	142,054
44,084	TV18 Broadcast Ltd.(d)	28,580
8,017	TVS Motor Co. Ltd.	34,774
5,706	UCO Bank	3,128
2,441	Unichem Laboratories Ltd.	8,655
13,827	Union Bank of India	26,880
6,122	United Breweries Ltd.	69,995
114,212	United Phosphorus Ltd.	740,639
1,544	VA Tech Wabag Ltd.	13,466
1,130	Vakrangee Ltd.	3,046

28

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
INDIA (continued)
6,257	Vardhman Textiles Ltd.	$72,845
10,665	Videocon Industries Ltd.	17,848
36,860	Vijaya Bank	16,999
10,224	Voltas Ltd.	43,462
629	VST Industries Ltd.	15,786
368	WABCO India Ltd.	30,719
35,139	Welspun Corp. Ltd.	52,214
1,076	Wockhardt Ltd.(d)	20,334
35,865	Yes Bank Ltd.	397,338
51,033	Zee Entertainment Enterprises Ltd.	317,640
3,524	Zensar Technologies Ltd.	47,173
		60,512,269
INDONESIA — 0.4%
242,553	Adhi Karya Persero Tbk PT	45,382
660,600	Agung Podomoro Land Tbk PT(d)	14,923
4,569,100	AKR Corporindo Tbk PT	2,452,906
1,513,429	Aneka Tambang Persero Tbk PT(d)	36,466
55,891,500	Arwana Citramulia Tbk PT(c)	1,978,700
28,100	Asahimas Flat Glass Tbk PT	12,944
31,750,200	Bakrie & Brothers Tbk PT(d)	115,246
5,078,900	Bakrie Sumatera Plantations Tbk PT(d)	18,435
9,876,000	Bakrie Telecom Tbk PT(d)	35,848
1,518,266	Bank Bukopin Tbk PT	69,656
629,616	Bank Danamon Indonesia Tbk PT	186,469
2,753,950	Bank Pan Indonesia Tbk PT(d)	137,626
556,300	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	35,289
1,685,800	Bank Tabungan Negara Persero Tbk PT	168,630
141,100	Bank Tabungan Pensiunan Nasional Tbk PT(d)	22,097
54,000	Bayan Resources Tbk PT(d)	31,486
560,000	Budi Starch & Sweetener Tbk PT(d)	2,570
583,600	Bumi Serpong Damai Tbk PT	74,298
4,441,690	Ciputra Development Tbk PT	413,908
63,310	Ciputra Property Tbk PT	1,655
188,820	Ciputra Surya Tbk PT	29,559
542,500	Citra Marga Nusaphala Persada Tbk PT(d)	88,070
6,654,200	Darma Henwa Tbk PT(c)(d)	24,153
393,500	Elnusa Tbk PT	6,641
16,286,700	Express Transindo Utama Tbk PT(d)	105,199
947,000	Gajah Tunggal Tbk PT	34,993
2,161,000	Global Mediacom Tbk PT	126,427
1,043,600	Holcim Indonesia Tbk PT	68,745
487,300	Indika Energy Tbk PT(d)	4,051
29,200	Indo Tambangraya Megah Tbk PT	10,307
Shares		Value
INDONESIA (continued)
113,400	Indosat Tbk PT(d)	$45,186
158,000	Intiland Development Tbk PT	5,425
449,100	Japfa Comfeed Indonesia Tbk PT(d)	24,132
8,140,236	Kawasan Industri Jababeka Tbk PT	139,645
60,600	Lippo Cikarang Tbk PT(d)	26,849
8,121,650	Lippo Karawaci Tbk PT	624,797
14,336,700	Malindo Feedmill Tbk PT(c)(d)	1,394,305
658,300	Matahari Putra Prima Tbk PT	80,694
1,040,367	Mayora Indah Tbk PT	2,044,365
810,300	Medco Energi Internasional Tbk PT	41,844
515,000	Media Nusantara Citra Tbk PT	45,053
106,200	Mitra Adiperkasa Tbk PT(d)	29,047
5,385,600	MNC Investama Tbk PT	51,064
651,200	Multipolar Tbk PT	10,243
26,286,500	Nippon Indosari Corpindo Tbk PT(c)	2,584,993
1,292,700	Pakuwon Jati Tbk PT	42,588
2,432,900	Panin Financial Tbk PT(d)	27,550
139,100	Pembangunan Perumahan Persero Tbk PT	39,622
840,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	87,926
398,800	Ramayana Lestari Sentosa Tbk PT	17,588
11,432,500	Sawit Sumbermas Sarana Tbk PT	1,651,963
4,107,500	Selamat Sempurna Tbk PT(c)	1,278,278
3,065,800	Sentul City Tbk PT	12,579
3,389,800	Siloam International Hospitals Tbk PT	2,228,943
117,500	Sinar Mas Agro Resources & Technology Tbk PT	33,903
1,533,300	Summarecon Agung Tbk PT	163,474
1,475,000	Surya Semesta Internusa Tbk PT	70,057
458,600	Tiga Pilar Sejahtera Food Tbk(d)	34,704
166,600	Tower Bersama Infrastructure Tbk PT(d)	76,928
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	3,539
1,152,000	Tunas Baru Lampung Tbk PT	43,310
539,500	Tunas Ridean Tbk PT	29,379
1,938,200	Visi Media Asia Tbk PT(d)	37,502
439,785	Waskita Karya Persero Tbk PT	55,847
219,852	Wijaya Karya Persero Tbk PT	45,089
		19,481,090
IRELAND — 0.6%
90,764	C&C Group Plc	353,141
8,890	DCC Plc	686,338
6,992	FBD Holdings Plc	48,919
139,100	FleetMatics Group Plc(d)	6,038,331
276,610	Fyffes Plc	431,863

29

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
IRELAND (continued)
551,777	Glanbia Plc	$10,475,643
87,971	Grafton Group Plc - Units(c)	884,210
241,450	Green REIT plc	392,053
128,605	Greencore Group Plc	714,401
10,120	Icon Plc(d)	668,628
16,165	IFG Group Plc	26,665
1,691,770	Independent News & Media Plc(d)	289,238
102,090	Irish Continental Group Plc - Units	580,557
129,714	Irish Residential Properties REIT Plc	155,305
34,335	James Hardie Industries Plc - CDI	397,865
86,101	Kenmare Resources Plc(d)	654
15,294	Kingspan Group Plc(e)	393,826
11,844	Kingspan Group Plc(e)	304,365
18,814	Paddy Power Plc	2,810,093
107,448	Smurfit Kappa Group Plc	2,331,251
74,382	Tarsus Group Plc(c)	235,166
286,210	Total Produce Plc	426,902
139,031	United Drug Plc	1,039,274
		29,684,688
ISLE OF MAN (U.K.) — 0.0%
15,866	Gvc Holdings PLC(d)	98,554
ISRAEL — 1.7%
0	Africa Israel Investments Ltd.(d)	0
5,950	Airport City Ltd.(d)	52,884
931	Alrov Properties and Lodging	18,551
8,652	AudioCodes Ltd.(d)	37,380
28	Bayside Land Corp.	8,538
7,207	Cellcom Israel Ltd.(d)	46,748
892,500	Check Point Software Technologies Ltd.(d)	70,337,925
0	Clal Biotechnology Industries Ltd.(d)	0
12,818	Clal Insurance Enterprise Holdings Ltd.(d)	141,879
4,759	Compugen Ltd.(d)	21,666
9,651	Delek Automotive Systems Ltd.	85,537
1,595	Delek Group Ltd.	275,171
3,947	Delta-Galil Industries Ltd.	102,957
9,680	Direct Insurance Financial Investments Ltd.	61,540
56,421	El Al Israel Airlines	38,200
7,683	Elbit Systems Ltd.	657,408
905	Electra Ltd.	114,608
1	Electra Real Estate Ltd.(d)	1
1,009	Equital Ltd.(d)	16,549
0	Evogene Ltd.(d)	3
3,272	EZchip Semiconductor Ltd.(d)	83,223
14,334	First International Bank of Israel Ltd.	169,338
3,036	Formula Systems 1985 Ltd.	77,290
9,837	Frutarom Industries Ltd.	498,097
Shares		Value
ISRAEL (continued)
1,135	Hadera Paper Ltd.(d)	$30,436
66,902	Harel Insurance Investments & Financial Services Ltd.	250,725
850	Hilan Ltd.	10,585
270	Industrial Buildings Corp. Ltd.	204
274,008	Israel Discount Bank Ltd. - Class A(d)	450,658
2,874	Ituran Location & Control Ltd.	51,444
4,804	Jerusalem Oil Exploration(d)	182,544
4,100	Magic Software Enterprises Ltd.	23,294
16,429	Matrix IT Ltd.	93,390
1,459	Melisron Ltd.	46,286
17,166	Menorah Mivtachim Holdings Ltd.(d)	131,367
140,788	Migdal Insurance & Financial Holding Ltd.	92,248
1,190	Mivtach Shamir Holdings Ltd.	21,556
76,835	Mizrahi Tefahot Bank Ltd.	862,542
7,596	Naphtha Israel Petroleum Corp. Ltd.(d)	34,419
736	Neto ME Holdings Ltd.	43,286
12,080	NICE-Systems Ltd.	724,841
7,762	Nova Measuring Instruments Ltd.(d)	71,267
391,918	Oil Refineries Ltd.(d)	162,194
7,203	Osem Investments Ltd.	120,523
12,789	Partner Communications Co. Ltd.(d)	57,963
2,872	Paz Oil Co. Ltd.	446,247
32,659	Phoenix Holdings Ltd. (The)(d)	67,607
1,121	Plasson Industries Ltd.	28,017
1	Protalix Biotherapeutics, Inc.(d)	1
715	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	31,112
1,316	Sapiens International Corp NV	13,129
2,898,000	Sarine Technologies Ltd.(c)	3,158,530
68,879	Shikun & Binui Ltd.	107,268
35,913	Shufersal Ltd.(d)	113,797
6,039	Strauss Group Ltd.	83,531
3,075	Summit Real Estate Holdings Ltd.(d)	13,625
3,108	Tower Semiconductor Ltd.(d)	39,433
8,078	Union Bank of Israel(d)	24,623
		80,434,185
ITALY — 0.7%
374,596	A2A SpA	449,174
3,408	ACEA SpA	50,655
7,099	Alerion Cleanpower SpA	16,558
63,945	Amplifon SpA	536,067
22,692	Ansaldo STS SpA	242,530
35,619	Arnoldo Mondadori Editore SpA(d)	32,450
5,010	Ascopiave SpA	11,988
18,124	Astaldi SpA	91,317
24,730	ASTM SpA	269,549

30

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
ITALY (continued)
14,058	Autogrill SpA(d)	$119,479
22,498	Azimut Holding SpA	473,728
16,468	Banca Generali SpA	449,155
4,248	Banca IFIS SpA	133,244
30,322	Banca Mediolanum SpA	202,342
391,750	Banca Monte Dei Paschi di Siena SpA(d)	284,353
198,635	Banca Popolare dell’Emilia Romagna Scarl	1,190,950
1,824,615	Banca Popolare di Milano Scarl	1,498,000
197,161	Banca Popolare di Sondrio SCARL	756,309
111,681	Banco di Desio e della Brianza SpA	283,673
143,795	Banco Popolare SC(d)	1,339,364
7,660	BasicNet SpA	34,050
2,317	Biesse SpA	31,466
11,109	Brembo SpA	455,795
21,385	Buzzi Unicem SpA	324,068
3,861	Cairo Communication SpA	16,703
62,771	Cementir Holding SpA	336,790
196,531	CIR-Compagnie Industriali Riunite SpA(d)	189,609
56,572	Credito Emiliano SpA	378,605
216,734	Credito Valtellinese SC(d)	201,758
4,557	Danieli & C Officine Meccaniche SpA	88,406
4,885	Datalogic SpA	82,288
36,080	Davide Campari-Milano SpA	316,503
167,031	DeA Capital SpA	236,022
23,657	Delclima	115,847
20,785	De’Longhi SpA	497,238
13,421	DiaSorin SpA	706,376
2,953	Ei Towers SpA	171,821
534	El.En. SpA	22,025
244,139	Enel Green Power SpA	478,497
1,233	Engineering SpA	78,503
18,234	ERG SpA	228,784
5,852	Esprinet SpA	47,634
9,629	Eurotech SpA(d)	14,219
224,045	Falck Renewables SpA	229,195
240,557	Finmeccanica SpA(d)	2,865,713
34,243	FNM SpA	15,385
58,626	Gruppo Editoriale L’Espresso SpA(d)	53,870
51,774	Hera SpA	145,323
365,573	Immobiliare Grande Distribuzione SIIQ SpA REIT	288,830
57,566	IMMSI SpA(d)	21,412
3,035	Industria Macchine Automatiche SpA	148,374
128,806	Intek Group SpA(d)	42,918
7,391	Interpump Group SpA	94,061
61,258	Iren SpA	90,491
84,914	Italcementi SpA	951,888
4,398	Italmobiliare SpA	166,171
1,509	La Doria SpA	19,837
Shares		Value
ITALY (continued)
23,268	Maire Tecnimont SpA(d)	$55,828
1,779	Mariella Burani SpA(b)(c)(d)	0
6,331	MARR SpA	121,369
341,913	Mediaset SpA	1,147,771
226,106	Mediobanca SpA	1,812,095
143,220	Moleskine SpA	251,735
19,054	Moncler SpA	282,502
123,440	Parmalat SpA	320,718
50,326	Piaggio & C SpA	105,796
62,149	Prysmian SpA	1,278,717
43,940	Recordati SpA	1,089,054
98,937	Reno de Medici SpA(d)	34,893
831	Reply SpA	109,158
29,208	Retelit SpA(d)	16,400
1,204	Sabaf SpA	13,523
10,617	Safilo Group SpA(d)	114,888
10,214	Saipem SpA(d)	6,331
36,907	Salini Impregilo SpA	143,699
16,278	Salvatore Ferragamo SpA	368,179
56,253	Saras SpA(d)	118,077
3,891	SAVE SpA	53,037
58,300	Societa Cattolica di Assicurazioni SCRL	415,176
34,431	Societa Iniziative Autostradali e Servizi SpA	326,654
125,769	Sogefi SpA(d)	235,215
23,063	SOL SpA	183,157
106,594	Terna Rete Elettrica Nazionale SpA	571,233
4,631,702	Tiscali SpA(d)	233,182
848	Tod’s SpA	67,112
6,610	Uni Land SpA(b)(c)(d)	0
393,215	Unione di Banche Italiane SpA	1,842,576
254,003	Unipol Gruppo Finanziario SpA	1,040,724
459,272	UnipolSai SpA	975,886
41,106	Vittoria Assicurazioni SpA	408,358
7,438	Yoox Net-A-Porter Group SpA(d)	255,920
3,856	Zignago Vetro SpA	22,829
		32,639,152
JAPAN — 7.7%
124,000	77 Bank Ltd. (The)	575,591
2,900	A&D Co. Ltd.	9,649
6,900	Accordia Golf Co. Ltd.	63,841
46,000	Achilles Corp.	55,661
2,000	Adastria Co. Ltd.	120,253
23,800	ADEKA Corp.	324,270
5,800	Aderans Co. Ltd.	29,066
2,500	Advan Co. Ltd.	23,920
166	Advance Residence Investment Corp. REIT	359,402
2,200	Advanex, Inc.	30,767
20,400	Advantest Corp.	189,839
1,200	Aeon Delight Co. Ltd.	39,565
18,100	Aeon Fantasy Co. Ltd.	346,044

31

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
13,700	Aeon Financial Service Co. Ltd.	$315,169
6,800	Aeon Mall Co. Ltd.	103,927
3,100	Agro-Kanesho Co. Ltd.	23,982
72,800	Ahresty Corp.	452,333
3,900	Ai Holdings Corp.	95,267
16,000	Aica Kogyo Co. Ltd.	305,136
2,700	Aichi Bank Ltd. (The)	129,488
3,800	Aichi Corp.	25,413
55,000	Aichi Steel Corp.	212,638
16,000	Aichi Tokei Denki Co. Ltd.	41,766
11,400	Aida Engineering Ltd.	103,880
13,300	Ain Pharmaciez, Inc.	604,331
1,400	Aiphone Co. Ltd.	22,853
72,000	Air Water, Inc.	1,144,799
4,700	Airport Facilities Co. Ltd.	22,774
44,900	Aisan Industry Co. Ltd.	428,003
44,600	Aizawa Securities Co. Ltd.	254,209
29,900	Akebono Brake Industry Co. Ltd.	61,479
44,000	Akita Bank Ltd. (The)	130,424
3,400	Alconix Corp.	40,959
41,700	Alfresa Holdings Corp.	776,919
11,800	Alinco, Inc.	105,595
49,700	Allied Telesis Holdings KK(d)	18,619
3,100	Alpen Co. Ltd.	50,396
2,800	Alpha Corp.	29,704
10,600	Alpine Electronics, Inc.	120,808
28,400	Alps Electric Co. Ltd.	563,073
3,300	Alps Logistics Co. Ltd.	35,414
66,400	Amada Holdings Co. Ltd.	627,128
10,100	Amano Corp.	133,252
10,200	Amiyaki Tei Co. Ltd.	399,652
31,900	Anest Iwata Corp.	251,323
18,800	Anritsu Corp.	116,497
12,100	AOI Electronics Co. Ltd.	281,794
3,300	AOI Pro, Inc.	28,433
39,900	AOKI Holdings, Inc.	496,283
118,000	Aomori Bank Ltd. (The)	349,792
6,700	Aoyama Trading Co. Ltd.	266,697
148,000	Aozora Bank Ltd.	495,728
7,000	Arakawa Chemical Industries Ltd.	65,892
2,500	Arata Corp.	48,372
16,000	Araya Industrial Co. Ltd.	17,967
17,200	Arcland Sakamoto Co. Ltd.	363,289
9,738	Arcs Co. Ltd.	197,306
238,800	Arealink Co. Ltd.	253,835
900	Argo Graphics, Inc.	13,335
130,900	Ariake Japan Co. Ltd.	7,338,558
10,200	Arisawa Manufacturing Co. Ltd.	58,962
2,200	Artnature, Inc.	16,669
2,090	As One Corp.	72,964
13,800	Asahi Diamond Industrial Co. Ltd.	136,782
38,050	Asahi Holdings, Inc.	553,556
9,400	Asahi Intecc Co. Ltd.	433,209
Shares		Value
JAPAN (continued)
9,000	Asahi Kogyosha Co. Ltd.	$32,774
27,000	Asahi Organic Chemicals Industry Co. Ltd.	47,606
13,000	Asanuma Corp.	32,023
4,500	Asatsu-DK, Inc.	97,859
2,300	Asax Co. Ltd.	26,924
79,200	Ashikaga Holdings Co. Ltd.	267,412
33,000	Ashimori Industry Co. Ltd.	48,432
38,100	Asia Pile Holdings Corp.	157,070
24,500	Asics Corp.	454,849
2,400	ASKA Pharmaceutical Co. Ltd.	23,898
1,600	ASKUL Corp.	51,596
6,700	Asunaro Aoki Construction Co. Ltd.	41,312
10,200	Atom Corp.	57,859
41,000	Atsugi Co. Ltd.	38,078
19,300	Autobacs Seven Co. Ltd.	337,447
34,500	Avex Group Holdings, Inc.	388,648
57,000	Awa Bank Ltd. (The)	314,265
3,800	Axial Retailing, Inc.	122,261
9,300	Azbil Corp.	215,746
29,800	Bandai Namco Holdings, Inc.	677,938
96,000	Bando Chemical Industries Ltd.	380,622
4,400	Bank of Iwate Ltd. (The)	171,892
450,000	Bank of Kochi Ltd. (The)(c)	465,374
132,000	Bank of Kyoto Ltd. (The)	1,023,976
37,000	Bank of Nagoya Ltd. (The)	128,223
17,200	Bank of Okinawa Ltd. (The)	614,994
41,000	Bank of Saga Ltd. (The)	84,814
22,800	Bank of the Ryukyus Ltd.	293,991
10,300	Belc Co. Ltd.	385,683
29,400	Belluna Co. Ltd.	150,609
8,100	Benesse Holdings, Inc.	226,513
8,700	Bic Camera, Inc.	78,278
21,900	BML, Inc.	671,326
1,400	Bookoff Corp.	11,224
2,100	Broadleaf Co. Ltd.	19,426
54,800	Brother Industries Ltd.	553,790
77,800	Bunka Shutter Co. Ltd.	639,926
800	C Uyemura & Co. Ltd.	31,707
79,000	Calsonic Kansei Corp.	693,897
900	Can Do Co. Ltd.	11,439
16,600	Canon Electronics, Inc.	241,233
12,000	Canon Marketing Japan, Inc.	216,737
5,300	Capcom Co. Ltd.	117,455
3,400	Carlit Holdings Co. Ltd.	14,789
31,400	Casio Computer Co. Ltd.	609,258
3,700	Cawachi Ltd.	62,296
109,000	Central Glass Co. Ltd.	585,111
900	Central Security Patrols Co. Ltd.	13,682
1,300	Central Sports Co. Ltd.	25,421
21,650	Century Tokyo Leasing Corp.	801,648
93,600	Chiba Kogyo Bank Ltd. (The)	468,641
1,500	Chino Corp.	13,078
4,000	Chiyoda Co. Ltd.	111,338
19,200	Chiyoda Integre Co. Ltd.	484,890

32

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
3,800	Chori Co. Ltd.	$48,808
40,300	Chubu Shiryo Co. Ltd.	303,820
60,000	Chuetsu Pulp & Paper Co. Ltd.	97,821
150,500	Chugai Mining Co. Ltd.(d)	27,429
6,000	Chugai Ro Co. Ltd.	11,363
66,500	Chugoku Bank Ltd. (The)	791,637
23,000	Chugoku Marine Paints Ltd.	160,186
32,000	Chukyo Bank Ltd. (The)	57,601
139,700	Citizen Holdings Co. Ltd.	852,378
38,400	CKD Corp.	359,854
94,000	Clarion Co. Ltd.	326,412
7,000	Cleanup Corp.	41,741
1,900	CMIC Holdings Co. Ltd.	22,557
4,800	CMK Corp.	12,780
18,023	Coca-Cola East Japan Co. Ltd.	290,839
17,800	Coca-Cola West Co. Ltd.	392,711
2,290	Cocokara Fine, Inc.	95,190
6,700	COLOPL Inc.	129,468
6,400	Colowide Co. Ltd.	89,503
6,100	Computer Engineering & Consulting Ltd.	63,680
16,300	COMSYS Holdings Corp.	237,922
26,700	CONEXIO Corp.	237,950
7,500	COOKPAD, Inc.	98,183
5,200	Corona Corp.	46,072
25,200	Cosmo Energy Holdings Co. Ltd.(d)	277,852
3,200	Cosmos Pharmaceutical Corp.	483,296
14,700	Create Restaurants Holdings, Inc.	371,722
23,400	Create SD Holdings Co. Ltd.	505,707
47,100	Credit Saison Co. Ltd.	885,561
4,700	CTI Engineering Co. Ltd.	42,597
12,200	CyberAgent, Inc.	575,684
191,000	Dai Nippon Toryo Co. Ltd.	367,499
9,100	Daibiru Corp.	73,163
48,900	Daicel Corp.	719,372
6,000	Dai-Dan Co. Ltd.	37,423
17,000	Daido Kogyo Co. Ltd.	29,346
6,600	Daido Metal Co. Ltd.	53,677
148,000	Daido Steel Co. Ltd.	615,297
4,300	Daidoh Ltd.	17,944
11,200	Daifuku Co. Ltd.	187,012
51,000	Daihatsu Diesel Manufacturing Co. Ltd.	295,429
74,000	Daihen Corp.	390,090
85,000	Daiho Corp.	401,858
13,000	Daiichi Jitsugyo Co. Ltd.	57,516
6,100	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	214,762
39,500	Dai-ichi Seiko Co. Ltd.	477,429
15,000	Daiichikosho Co. Ltd.	604,669
23,000	Daiken Corp.	55,549
24,600	Daiken Medical Co. Ltd.	193,562
19,000	Daiki Aluminium Industry Co. Ltd.	47,371
Shares		Value
JAPAN (continued)
2,300	Daikoku Denki Co. Ltd.	$30,483
7,400	Daikokutenbussan Co. Ltd.	263,906
214,000	Daikyo, Inc.	345,728
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	162,232
37,000	Daio Paper Corp.	329,747
38,000	Daisan Bank Ltd. (The)	51,900
4,910	Daiseki Co. Ltd.	76,171
129,000	Daishi Bank Ltd. (The)	490,583
6,000	Daishinku Corp.(d)	10,025
227,000	Daito Bank Ltd. (The)	372,429
15,560	Daito Pharmaceutical Co. Ltd.	376,673
60	Daiwa House Residential Investment Corp. REIT	123,043
8,800	Daiwa Industries Ltd.	64,622
228,000	Daiwabo Holdings Co. Ltd.	427,314
10,400	DC Co. Ltd.	26,778
43,860	DCM Holdings Co. Ltd.	316,812
15,000	Dena Co. Ltd.	217,097
272,000	Denka Co. Ltd.	1,205,463
11,000	Denki Kogyo Co. Ltd.	44,415
5,700	Denyo Co. Ltd.	72,901
8,200	Descente Ltd.	124,774
508,000	DIC Corp.	1,309,064
1,400	Digital Arts, Inc.	25,323
5,600	Disco Corp.	532,655
23,000	DKS Co. Ltd.	68,880
23,900	DMG Mori Co. Ltd.	232,214
13,400	Don Quijote Co. Ltd.	453,791
4,000	Doshisha Co. Ltd.	79,549
5,674	Doutor Nichires Holdings Co. Ltd.	86,447
102,000	Dowa Holdings Co. Ltd.	691,769
17,800	Dr Ci Labo Co. Ltd.	301,255
400	DSB Co. Ltd.	3,190
11,400	DTS Corp.	236,969
2,300	Dunlop Sports Co. Ltd.	15,530
4,900	Duskin Co. Ltd.	87,304
2,500	Dydo Drinco, Inc.	112,890
2,000	Dynic Corp.	2,677
14,700	Eagle Industry Co. Ltd.	248,996
242,000	Ebara Corp.	1,071,899
800	Ebara Jitsugyo Co. Ltd.	8,559
48,400	EDION Corp.	363,197
52,000	Ehime Bank Ltd. (The)	105,297
8,000	Eidai Co. Ltd.	27,632
116,000	Eighteenth Bank Ltd. (The)	313,049
1,900	Eiken Chemical Co. Ltd.	40,043
3,400	Eizo Corp.	81,061
2,800	Elecom Co. Ltd.	34,344
700	Elematec Corp.	13,993
3,500	Endo Lighting Corp.	31,649
1,500	en-japan, Inc.	50,688
13,300	Enplas Corp.	466,375
39,600	EPS Holdings Inc.	431,532

33

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
4,200	ESPEC Corp.	$51,046
2,300	Excel Co. Ltd.	27,923
23,500	Exedy Corp.	548,952
12,000	Ezaki Glico Co. Ltd.	655,914
6,700	F@N Communications, Inc.	42,445
3,000	FALCO HOLDINGS Co. Ltd.	32,871
10,400	FamilyMart Co. Ltd.	486,683
265,100	FCC Co. Ltd.	5,882,462
217,580	Feed One Co. Ltd.	229,763
8,300	Ferrotec Corp.	89,656
145,100	FIDEA Holdings Co. Ltd.	291,007
2,900	Fields Corp.	51,467
9,300	Financial Products Group Co. Ltd.	74,061
3,000	Findex, Inc.	22,311
8,500	FJ Next Co. Ltd.	36,690
25,900	Foster Electric Co. Ltd.	560,228
2,200	FP Corp.	80,246
5,400	France Bed Holdings Co. Ltd.	43,135
53,500	F-Tech, Inc.	486,435
37,300	Fudo Tetra Corp.	40,905
3,700	Fuji Co. Ltd.	69,600
10,600	Fuji Corp. Ltd.	63,110
227,000	Fuji Electric Co. Ltd.	789,147
110,600	Fuji Kiko Co. Ltd.	398,141
12,000	Fuji Kyuko Co. Ltd.	123,276
13,700	Fuji Media Holdings, Inc.	154,170
13,800	Fuji Oil Co. Ltd.	33,821
9,600	Fuji Oil Holdings, Inc.	157,259
14,300	Fuji Pharma Co. Ltd.	268,936
2,900	Fuji Seal International, Inc.	87,627
2,600	Fuji Soft, Inc.	58,566
213,000	Fujibo Holdings, Inc.	363,522
2,700	Fujicco Co. Ltd.	50,213
66,800	Fujikura Kasei Co. Ltd.	300,688
218,000	Fujikura Ltd.	1,067,855
1,200	Fujikura Rubber Ltd.	5,271
2,200	Fujimi, Inc.	28,109
24,300	Fujimori Kogyo Co. Ltd.	583,795
20,000	Fujio Food System Co. Ltd.(c)	364,397
25,300	Fujisash Co. Ltd.(d)	20,011
2,200	Fujishoji Co. Ltd.	19,137
6,000	Fujita Kanko, Inc.	27,984
19,100	Fujitec Co. Ltd.	180,112
32,900	Fujitsu Frontech Ltd.	362,587
24,000	Fujitsu General Ltd.	322,722
7,700	FuKoKu Co. Ltd.	62,325
42,000	Fukuda Corp.	365,344
8,100	Fukuda Denshi Co. Ltd.	403,029
65,000	Fukui Bank Ltd. (The)	121,810
103,000	Fukuoka Financial Group, Inc.	437,129
343,000	Fukushima Bank Ltd. (The)	253,968
14,400	Fukushima Industries Corp.	312,761
28,000	Fukuyama Transporting Co. Ltd.	137,890
6,300	FULLCAST Holdings Co. Ltd.	34,895
Shares		Value
JAPAN (continued)
3,600	Funai Soken Holdings, Inc.	$45,654
58,000	Furukawa Battery Co. Ltd. (The)	336,899
44,000	Furukawa Co. Ltd.	78,105
313,000	Furukawa Electric Co. Ltd.	644,004
12,800	Furuno Electric Co. Ltd.	84,978
4,000	Furusato Industries Ltd.	59,831
3,500	Fuso Chemical Co. Ltd.	48,417
11,000	Fuso Pharmaceutical Industries Ltd.	24,926
156,800	Futaba Industrial Co. Ltd.	650,691
39,500	Future Architect, Inc.	259,522
14,200	Fuyo General Lease Co. Ltd.	698,077
20,000	Gakken Holdings Co. Ltd.	41,247
30,200	Gecoss Corp.	234,656
14,800	Genki Sushi Co. Ltd.	253,976
1,000	Genky Stores, Inc.	23,631
34,900	Geo Holdings Corp.	539,352
28,200	GLOBERIDE, Inc.	361,881
40,900	Glory Ltd.	1,307,928
235	GLP J - REIT	228,851
18,800	GMO Click Holdings, Inc.	106,705
30,400	GMO Internet, Inc.	376,680
1,600	GMO Payment Gateway, Inc.	83,184
34,000	Godo Steel Ltd.	64,260
4,880	Goldcrest Co. Ltd.	82,079
16,300	Gree, Inc.	71,874
199,000	GS Yuasa Corp.	695,709
24,000	GSI Creos Corp.	28,729
30,100	G-Tekt Corp.	381,966
7,200	Gulliver International Co. Ltd.	78,402
16,000	Gun-Ei Chemical Industry Co. Ltd.	41,162
153,600	GungHo Online Entertainment, Inc.	408,397
151,000	Gunma Bank Ltd. (The)	836,084
48,000	Gunze Ltd.	135,020
23,000	Gurunavi, Inc.	463,951
7,200	H.I.S. Co. Ltd.	213,710
23,735	H2O Retailing Corp.	404,593
164,000	Hachijuni Bank Ltd. (The)	917,073
1,600	Hagihara Industries, Inc.	29,776
3,500	Hakudo Co. Ltd.	35,336
35,200	Hakuhodo DY Holdings, Inc.	375,118
4,800	Hakuto Co. Ltd.	45,806
19,000	Hamakyorex Co. Ltd.	326,924
17,100	Hamamatsu Photonics KK	424,907
186,300	Haneda Zenith Holdings Co. Ltd.	300,593
108,000	Hanwa Co. Ltd.	453,437
28,000	Happinet Corp.	248,332
5,000	Hard Off Corp. Co. Ltd.	63,345
2,400	Harmonic Drive Systems, Inc.	48,677
90,200	Haseko Corp.	944,712
20,860	Hazama Ando Corp.	101,656
17,600	Heiwa Corp.	342,811

34

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
4,000	Heiwa Real Estate Co. Ltd.	$41,432
31,000	Heiwado Co. Ltd.	635,161
15,800	Hibiya Engineering Ltd.	201,465
12,288	Hiday Hidaka Corp.	406,830
133,000	Higashi-Nippon Bank Ltd. (The)	378,765
1,600	Hikari Tsushin, Inc.	105,618
10,900	HI-LEX Corp.	301,017
3,200	Hiramatsu, Inc.	18,213
2,925	Hirose Electric Co. Ltd.	332,390
191,000	Hiroshima Bank Ltd. (The)	956,217
17,400	Hisamitsu Pharmaceutical Co., Inc.	782,898
33,800	Hitachi Capital Corp.	832,892
39,800	Hitachi Chemical Co. Ltd.	699,718
51,000	Hitachi Construction Machinery Co. Ltd.	743,676
9,200	Hitachi High-Technologies Corp.	261,060
8,700	Hitachi Koki Co. Ltd.	55,124
54,000	Hitachi Kokusai Electric, Inc.	650,186
36,300	Hitachi Transport System Ltd.	591,485
51,500	Hitachi Zosen Corp.	262,203
32,500	Hochiki Corp.	275,880
10,000	Hodogaya Chemical Co. Ltd.	17,510
121,000	Hogy Medical Co. Ltd.	5,978,767
32,400	Hokkaido Electric Power Co., Inc.(d)	301,877
25,000	Hokkan Holdings Ltd.	63,135
12,000	Hokko Chemical Industry Co. Ltd.	36,786
61,000	Hokkoku Bank Ltd. (The)	171,012
289,000	Hokuetsu Bank Ltd. (The)	568,548
35,100	Hokuetsu Industries Co. Ltd.	223,249
43,500	Hokuetsu Kishu Paper Co. Ltd.	263,948
502,000	Hokuhoku Financial Group, Inc.	931,161
25,000	Hokuriku Electric Industry Co. Ltd.	30,539
37,600	Hokuriku Electric Power Co.	532,101
45,900	Hokuriku Electrical Construction Co. Ltd.	354,833
44,900	Hokuto Corp.	860,768
3,320	Honeys Co. Ltd.	35,688
9,600	Hoosiers Holdings	41,955
7,700	Horiba Ltd.	274,098
7,500	Hoshizaki Electric Co. Ltd.	524,484
9,000	Hosokawa Micron Corp.	41,991
7,600	House Foods Group, Inc.	150,923
3,300	Howa Machinery Ltd.	16,005
96,000	Hyakugo Bank Ltd. (The)	404,955
61,000	Hyakujushi Bank Ltd. (The)	197,355
118,200	Ibiden Co. Ltd.	1,665,031
32,100	IBJ Leasing Co. Ltd.	615,278
200	Ichibanya Co. Ltd.	9,971
19,000	Ichikoh Industries Ltd.	33,665
7,300	ICHINEN Holdings Co. Ltd.	64,465
Shares		Value
JAPAN (continued)
5,000	Ichiyoshi Securities Co. Ltd.	$46,532
1,500	Icom, Inc.	26,515
4,300	Idec Corp.	38,917
22,800	Idemitsu Kosan Co. Ltd.	341,973
3,100	Ihara Chemical Industry Co. Ltd.	37,887
23,800	Iida Group Holdings Co. Ltd.	424,281
39,100	Iino Kaiun Kaisha Ltd.	144,565
5,680	IJT Technology Holdings Co. Ltd.	14,973
14,000	Ikegami Tsushinki Co. Ltd.	17,487
7,100	Imasen Electric Industrial	69,001
3,500	Inaba Denki Sangyo Co. Ltd.	109,162
300	Inaba Seisakusho Co. Ltd.	3,020
13,200	Inabata & Co. Ltd.	126,726
5,600	Inageya Co. Ltd.	58,776
3,300	Ines Corp.	31,810
1,800	I-Net Corp.	16,965
36,200	Infocom Corp.	482,497
31,600	Information Services International-Dentsu Ltd.	633,212
2,400	Innotech Corp.	9,960
18,300	Intage Holdings, Inc.	218,983
4,500	Internet Initiative Japan, Inc.	85,118
1,100	Inui Warehouse Co. Ltd.	8,729
1,500	Iriso Electronics Co. Ltd.	72,044
5,000	Ise Chemicals Corp.	22,717
39,000	Iseki & Co. Ltd.	53,393
570,000	Ishihara Sangyo Kaisha Ltd.(d)	430,096
29,266	IT Holdings Corp.	645,811
11,000	Ito En Ltd.	296,557
82,400	Itochu Enex Co. Ltd.	631,222
9,200	Itochu Techno-Solutions Corp.	149,393
1,300	Itochu-Shokuhin Co. Ltd.	45,053
14,000	Itoham Foods, Inc.	80,455
10,400	Itoki Corp.	70,400
28,700	IwaiCosmo Holdings, Inc.	309,575
35,000	Iwasaki Electric Co. Ltd.	61,780
32,000	Iwatani Corp.	164,689
11,000	Iwatsu Electric Co. Ltd.(d)	6,600
93,800	Iyo Bank Ltd. (The)	795,147
7,500	Izumi Co. Ltd.	291,626
46,000	Izutsuya Co. Ltd.(d)	20,761
13,900	J Trust Co. Ltd.	98,024
28,700	J. Front Retailing Co. Ltd.	395,838
102,000	Jaccs Co. Ltd.	344,009
5,800	Jafco Co. Ltd.	188,151
900	Jalux, Inc.	17,071
1,900	Jamco Corp.	43,670
8,300	Janome Sewing Machine Co. Ltd.(d)	45,907
12,500	Japan Airport Terminal Co. Ltd.	501,442
19,000	Japan Aviation Electronics Industry Ltd.	192,321
4,700	Japan Digital Laboratory Co. Ltd.	62,549

35

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
37,000	Japan Display, Inc.(d)	$85,605
600	Japan Drilling Co. Ltd.	12,401
340	Japan Hotel REIT Investment Corp.	258,208
3,900	Japan Medical Dynamic Marketing, Inc.	23,525
7,600	Japan Petroleum Exploration Co. Ltd.	197,415
84	Japan Prime Realty Investment Corp. REIT	302,459
42,000	Japan Pulp & Paper Co. Ltd.	115,995
88,000	Japan Radio Co. Ltd.	240,828
247	Japan Retail Fund Investment Corp. REIT	523,212
89,000	Japan Steel Works Ltd. (The)	284,131
24,000	Japan Transcity Corp.	77,604
20,000	Japan Wool Textile Co. Ltd. (The)	140,121
1,000	Jastec Co. Ltd.	8,128
6,000	JBCC Holdings, Inc.	34,385
12,400	JCU Corp.	400,934
55,000	Jeol Ltd.	311,185
77,000	JGC Corp.	1,221,448
37,800	Jimoto Holdings, Inc.	56,856
1,500	Jin Co. Ltd.	64,424
5,000	JK Holdings Co. Ltd.	20,210
9,000	JMS Co. Ltd.	21,484
28,000	Joban Kosan Co. Ltd.	35,543
24,000	J-Oil Mills, Inc.	69,116
20,000	Joshin Denki Co. Ltd.	160,898
106,000	Joyo Bank Ltd. (The)	430,486
12,600	Jp-Holdings, Inc.	32,751
5,400	JSP Corp.	104,707
55,700	JSR Corp.	808,893
35,700	JTEKT Corp.	576,003
22,400	Juki Corp.	180,052
155,000	Juroku Bank Ltd. (The)	556,181
64,900	JVC Kenwood Corp.	152,139
5,200	K&O Energy Group, Inc.	66,632
34,400	kabu.com Securities Co. Ltd.	104,096
1,000	Kabuki-Za Co. Ltd.	41,556
10,500	Kaga Electronics Co. Ltd.	131,403
106,000	Kajima Corp.	599,612
13,300	Kakaku.com, Inc.	258,034
4,500	Kaken Pharmaceutical Co. Ltd.	297,236
1,000	Kameda Seika Co. Ltd.	41,646
43,400	Kamei Corp.	405,153
54,000	Kamigumi Co. Ltd.	486,649
10,400	Kanaden Corp.	77,612
3,000	Kanagawa Chuo Kotsu Co. Ltd.	18,112
6,000	Kanamoto Co. Ltd.	146,820
18,000	Kandenko Co. Ltd.	109,700
105,000	Kaneka Corp.	1,004,882
1,300	Kaneko Seeds Co. Ltd.	11,733
220,000	Kanematsu Corp.	350,435
1,800	Kanematsu Electronics Ltd.	30,525
Shares		Value
JAPAN (continued)
27,000	Kansai Paint Co. Ltd.	$377,229
1,600	Kansai Super Market Ltd.	10,681
20,700	Kansai Urban Banking Corp.	216,401
5,000	Kanto Denka Kogyo Co. Ltd.	38,556
4,400	Kappa Create Co. Ltd.(d)	44,659
29,100	Kasai Kogyo Co. Ltd.	380,551
5,300	Katakura Industries Co. Ltd.	51,634
2,600	Kato Sangyo Co. Ltd.	64,560
120,000	Kato Works Co. Ltd.	448,808
2,400	KAWADA Technologies, Inc.	70,913
2,300	Kawai Musical Instruments Manufacturing Co. Ltd.	39,251
775,000	Kawasaki Kisen Kaisha Ltd.	1,391,309
3,400	Kawasumi Laboratories, Inc.	29,082
113,000	Keihan Electric Railway Co. Ltd.	708,776
55,000	Keihanshin Building Co. Ltd.	295,394
15,000	Keihin Co. Ltd. (The)	21,131
30,200	Keihin Corp.	475,632
100,000	Keikyu Corp.	828,735
58,000	Keisei Electric Railway Co. Ltd.	771,060
101,000	Keiyo Bank Ltd. (The)	437,793
7,800	Keiyo Co. Ltd.	32,903
27,100	Kenedix, Inc.	110,108
27,200	Kenko Mayonnaise Co. Ltd.	530,444
18,600	Kewpie Corp.	406,895
1,825	KEY Coffee, Inc.	29,353
2,000	KFC Holdings Japan Ltd.	32,779
8,200	Kimoto Co. Ltd.	15,731
82,200	Kimura Chemical Plants Co. Ltd.	272,577
10,200	Kinden Corp.	126,491
14,000	Kintetsu Department Store Co. Ltd.(d)	37,301
9,000	Kintetsu World Express, Inc.	147,343
17,000	Kinugawa Rubber Industrial Co. Ltd.	89,086
2,600	Kissei Pharmaceutical Co. Ltd.	59,419
185,000	Kitagawa Iron Works Co. Ltd.	345,429
10,700	Kita-Nippon Bank Ltd. (The)	282,079
114,000	Kitano Construction Corp.	281,921
7,900	Kito Corp.	64,245
34,300	Kitz Corp.	153,501
38,900	Kiyo Bank Ltd. (The)	501,249
4,200	KLab, Inc.(d)	26,071
8,000	KNT-CT Holdings Co. Ltd.(d)	13,785
7,300	Koa Corp.	56,790
22,000	Koatsu Gas Kogyo Co. Ltd.	108,467
7,100	Kobayashi Pharmaceutical Co. Ltd.	604,966
9,600	Kohnan Shoji Co. Ltd.	138,158
1,300	Kohsoku Corp.	10,688
3,000	Koike Sanso Kogyo Co. Ltd.	7,625
16,400	Koito Manufacturing Co. Ltd.	759,868
1,400	Kokusai Co. Ltd.	17,653
13,800	Kokuyo Co. Ltd.	148,117

36

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
12,000	KOMAIHALTEC, Inc.	$23,191
23,100	Komatsu Wall Industry Co. Ltd.	358,544
12,800	Komeri Co. Ltd.	254,194
4,600	Konaka Co. Ltd.	23,624
23,300	Konami Holdings Corp.	539,549
6,300	Kondotec, Inc.	39,432
67,600	Konica Minolta, Inc.	569,799
3,700	Konishi Co.Ltd.	74,628
31,700	Konoike Transport Co. Ltd.	394,555
5,500	Kose Corp.	511,224
11,100	Koshidaka Holdings Co. Ltd.	202,297
6,100	Kotobuki Spirits Co. Ltd.	279,559
2,000	Kourakuen Holdings Corp.	25,427
253,000	Krosaki Harima Corp.	536,101
4,200	KRS Corp.	90,245
8,428	K’s Holdings Corp.	287,065
2,000	KU Holdings Co. Ltd.	13,355
49,000	Kumagai Gumi Co. Ltd.	144,871
9,500	Kura Corp.	400,429
73,000	Kurabo Industries Ltd.	124,692
43,000	Kuraray Co. Ltd.	518,676
66,000	Kureha Corp.	233,176
21,000	Kurimoto Ltd.	37,678
20,800	Kurita Water Industries Ltd.	442,399
24,800	Kuroda Electric Co. Ltd.	400,721
12,400	Kusuri No Aoki Co. Ltd.	535,549
111,000	KYB Corp.	320,124
38,000	Kyodo Printing Co. Ltd.	100,203
2,000	Kyoei Sangyo Co. Ltd.	2,465
6,700	Kyoei Steel Ltd.	116,701
10,800	Kyokuto Kaihatsu Kogyo Co. Ltd.	106,583
47,900	Kyokuto Securities Co. Ltd.	549,203
16,000	Kyokuyo Co. Ltd.	36,310
4,500	KYORIN Holdings, Inc.	83,316
1,420	Kyoritsu Maintenance Co. Ltd.	106,987
400	Kyoritsu Printing Co. Ltd.	998
18,000	Kyosan Electric Manufacturing Co. Ltd.	50,994
900	Kyoto Kimono Yuzen Co. Ltd.	6,454
67,400	Kyowa Electronic Instruments Co. Ltd.	206,901
22,700	Kyowa Exeo Corp.	233,629
26,000	Kyudenko Corp.	518,349
125,940	Kyushu Financial Group, Inc.(d)	785,569
3,500	Lasertec Corp.	33,365
600	LEC, Inc.	6,577
126,200	Leopalace21 Corp.(d)	698,971
17,300	Life Corp.	382,454
8,000	Lintec Corp.	162,252
54,000	Lion Corp.	501,939
6,000	Look, Inc.	7,683
6,200	Mabuchi Motor Co. Ltd.	334,731
10,450	Macnica Fuji Electronics Holdings, Inc.(d)	128,855
Shares		Value
JAPAN (continued)
10,000	Maeda Corp.	$61,775
27,300	Maeda Kosen Co. Ltd.	261,233
49,000	Maeda Road Construction Co. Ltd.	766,374
3,900	Maezawa Kasei Industries Co. Ltd.	33,626
45,000	Makino Milling Machine Co. Ltd.	296,058
2,300	Mandom Corp.	94,512
900	Mani, Inc.	14,372
1,400	Mars Engineering Corp.	24,017
7,700	Marubun Corp.	52,644
31,000	Marudai Food Co. Ltd.	115,986
4,000	Marufuji Sheet Piling Co. Ltd.	8,136
11,700	Maruha Nichiro Corp.	222,615
26,600	Marui Group Co. Ltd.	422,022
4,800	Maruichi Steel Tube Ltd.	135,922
7,800	Marusan Securities Co. Ltd.	79,081
2,900	Maruwa Co. Ltd.	63,099
20,000	Maruyama Manufacturing Co., Inc.	31,223
20,000	Maruzen Showa Unyu Co. Ltd.	69,842
6,400	Marvelous, Inc.	46,326
4,200	Matsuda Sangyo Co. Ltd.	49,251
83,400	Matsui Construction Co. Ltd.(c)	466,203
16,400	Matsui Securities Co. Ltd.	141,931
14,800	Matsumotokiyoshi Holdings Co. Ltd.	692,616
3,800	Matsuya Co. Ltd.	30,198
700	Matsuya Foods Co. Ltd.	16,659
6,000	Max Co. Ltd.	60,176
2,400	Maxvalu Nishinihon Co. Ltd.	33,331
3,700	Maxvalu Tokai Co. Ltd.	56,946
2,900	MEC Co. Ltd.	18,470
44,100	Medipal Holdings Corp.	715,288
5,200	Megachips Corp.	45,218
7,800	Megmilk Snow Brand Co. Ltd.	203,660
203,000	Meidensha Corp.	787,150
2,600	Meiko Network Japan Co. Ltd.	24,312
85,000	Meisei Industrial Co. Ltd.	317,236
6,000	Meitec Corp.	202,247
13,200	Meiwa Corp.	42,976
1,000	Melco Holdings, Inc.	17,511
1,500	Message Co. Ltd.	43,496
95,000	Michinoku Bank Ltd. (The)	156,078
4,400	Micronics Japan Co. Ltd.	41,380
115,000	Mie Bank Ltd. (The)	225,488
4,100	Mikuni Corp.	13,310
1,237	Milbon Co. Ltd.	44,923
3,500	Mimasu Semiconductor Industry Co. Ltd.	30,456
63,000	Minato Bank Ltd. (The)	103,725
4,000	Minebea Co. Ltd.	31,347
2,900	Ministop Co. Ltd.	51,387
149,300	Miraca Holdings, Inc.	6,161,520
16,940	Mirait Holdings Corp.	131,963

37

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
13,700	Misawa Homes Co. Ltd.	$94,973
559,800	MISUMI Group, Inc.	6,845,890
14,900	Mitani Corp.	378,083
69,000	Mito Securities Co. Ltd.	234,079
7,200	Mitsuba Corp.	99,870
138,000	Mitsubishi Gas Chemical Co., Inc.	659,593
14,000	Mitsubishi Logistics Corp.	191,968
138,000	Mitsubishi Materials Corp.	425,674
11,800	Mitsubishi Nichiyu Forklift Co. Ltd.	47,024
124,000	Mitsubishi Paper Mills Ltd.(d)	85,607
2,100	Mitsubishi Pencil Co. Ltd.	96,621
9,400	Mitsubishi Research Institute, Inc.	280,741
12,300	Mitsubishi Shokuhin Co. Ltd.	289,881
51,000	Mitsubishi Steel Manufacturing Co. Ltd.	89,690
46,000	Mitsuboshi Belting Ltd.	339,951
102,000	Mitsui Chemicals, Inc.	446,529
196,000	Mitsui Engineering & Shipbuilding Co. Ltd.	273,066
37,800	Mitsui High-Tec, Inc.	193,467
14,000	Mitsui Home Co. Ltd.	63,898
41,000	Mitsui Matsushima Co. Ltd.	42,699
368,000	Mitsui Mining & Smelting Co. Ltd.	583,270
378,000	Mitsui Osk Lines Ltd.	748,983
10,000	Mitsui Sugar Co. Ltd.	45,747
44,000	Mitsui-Soko Holdings Co. Ltd.	120,709
20,800	Mitsumi Electric Co. Ltd.	98,941
2,000	Miura Co. Ltd.	26,715
10,000	Mixi, Inc.	320,404
18,000	Miyaji Engineering Group, Inc.	26,585
131,000	Miyazaki Bank Ltd. (The)	363,894
18,000	Miyoshi Oil & Fat Co. Ltd.	18,503
25,000	Mizuno Corp.	120,068
1,500	Mochida Pharmaceutical Co. Ltd.	116,006
1,800	Modec, Inc.	21,362
124,700	Monex Group, Inc.	316,443
124,100	Money Partners Group Co. Ltd.	426,473
23,200	Money Square Holdings, Inc.	253,224
6,600	Monogatari Corp. (The)	281,758
4,700	Monotaro Co. Ltd.	108,651
26,000	Morinaga & Co. Ltd.	143,214
162,000	Morinaga Milk Industry Co. Ltd.	739,213
8,400	Morita Holdings Corp.	85,184
12,000	Mory Industries, Inc.	31,046
6,200	MTI Ltd.	37,951
2,000	Murakami Corp.	30,240
282,700	Musashi Seimitsu Industry Co. Ltd.	5,693,013
22,400	Musashino Bank Ltd. (The)	708,448
54,400	Nabtesco Corp.	941,234
5,100	NAC Co. Ltd.	38,311
Shares		Value
JAPAN (continued)
18,000	Nachi-Fujikoshi Corp.	$69,094
800	Nafco Co. Ltd.	12,391
1,800	Nagaileben Co. Ltd.	28,746
35,000	NaganoBank Ltd. (The)	54,706
36,300	Nagase & Co. Ltd.	434,797
5,000	Nagatanien Holdings Co. Ltd.	43,412
138,000	Nagoya Railroad Co. Ltd.	629,377
22,000	Nakabayashi Co. Ltd.	49,696
17,700	Nakanishi, Inc.	691,521
6,400	Nakano Corp.	35,438
12,800	Nakano Refrigerators Co. Ltd.(c)	320,060
27,000	Nakayama Steel Works Ltd.(d)	14,881
45,700	Namura Shipbuilding Co. Ltd.	333,831
109,000	Nankai Electric Railway Co. Ltd.	643,395
55,000	Nanto Bank Ltd. (The)	159,901
1,100	Natori Co. Ltd.	15,919
21,700	ND Software Co. Ltd.	187,436
9,000	NDS Co. Ltd.	22,625
3,300	NEC Capital Solutions Ltd.	46,965
10,300	NEC Networks & System Integration Corp.	170,443
11,000	NET One Systems Co. Ltd.	61,903
9,900	Neturen Co. Ltd.	74,337
28,300	Nexon Co. Ltd.	459,345
5,600	Next Co. Ltd.	58,580
113,800	NHK Spring Co. Ltd.	1,121,577
24,000	Nice Holdings, Inc.	31,534
6,000	Nichia Steel Works Ltd.	13,665
38,000	Nichias Corp.	232,913
6,000	Nichiban Co. Ltd.	30,023
7,600	Nichicon Corp.	52,126
28,300	Nichiha Corp.	409,311
14,000	Nichii Gakkan Co.	99,995
5,150	Nichi-Iko Pharmaceutical Co. Ltd.	118,782
101,000	Nichirei Corp.	752,192
67,000	Nichireki Co. Ltd.	507,538
375,300	Nifco, Inc.	18,194,300
3,900	NIFTY Corp.	35,998
5,500	Nihon Dempa Kogyo Co. Ltd.	33,306
1,400	Nihon Eslead Corp.	12,640
86,300	Nihon House Holdings Co. Ltd.	304,268
8,700	Nihon Kohden Corp.	195,639
3,400	Nihon M&A Center, Inc.	160,982
20,200	Nihon Nohyaku Co. Ltd.	123,692
12,000	Nihon Parkerizing Co. Ltd.	113,846
2,800	Nihon Plast Co. Ltd.	21,912
1,100	Nihon Tokushu Toryo Co. Ltd.	9,089
600	Nihon Trim Co. Ltd.	20,710
15,300	Nihon Unisys Ltd.	163,244
15,000	Nihon Yamamura Glass Co. Ltd.	21,319
14,800	Nikkiso Co. Ltd.	98,092
7,000	Nikko Co. Ltd.	21,438

38

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
17,900	Nikkon Holdings Co. Ltd.	$323,197
42,000	Nippo Corp.	623,863
2,000	Nippon Air Conditioning Services Co. Ltd.	20,583
8,000	Nippon Beet Sugar
	Manufacturing Co. Ltd.	13,354
22,000	Nippon Carbide Industries Co. Inc.	24,657
15,000	Nippon Carbon Co. Ltd.	29,661
31,000	Nippon Chemical Industrial Co. Ltd.	61,591
251,000	Nippon Chemi-Con Corp.	389,109
44,000	Nippon Chemiphar Co. Ltd.	207,839
577,900	Nippon Coke & Engineering Co. Ltd.	405,255
7,500	Nippon Concrete Industries Co. Ltd.	20,469
19,205	Nippon Denko Co. Ltd.	30,976
8,000	Nippon Densetsu Kogyo Co. Ltd.	155,504
201,000	Nippon Electric Glass Co. Ltd.	1,040,311
132,000	Nippon Express Co. Ltd.	618,322
2,300	Nippon Fine Chemical Co. Ltd.	15,131
31,000	Nippon Flour Mills Co. Ltd.	225,666
11,400	Nippon Gas Co. Ltd.	254,383
7,500	Nippon Hume Corp.	41,277
2,400	Nippon Kanzai Co. Ltd.	36,868
24,000	Nippon Kayaku Co. Ltd.	257,128
16,000	Nippon Kinzoku Co. Ltd.(d)	15,048
47,000	Nippon Koei Co. Ltd.	166,466
7,000	Nippon Koshuha Steel Co. Ltd.	4,741
744,100	Nippon Light Metal Holdings Co. Ltd.	1,288,485
70,400	Nippon Paper Industries Co. Ltd.	1,130,921
230,000	Nippon Parking Development Co. Ltd.	232,949
13,300	Nippon Pillar Packing Co. Ltd.	102,791
6,100	Nippon Piston Ring Co. Ltd.	95,049
4,000	Nippon Rietec Co. Ltd.	28,879
67,000	Nippon Road Co. Ltd. (The)	312,557
14,000	Nippon Seiki Co. Ltd.	307,444
4,000	Nippon Seisen Co. Ltd.	16,367
9,000	Nippon Sharyo Ltd.(d)	17,964
349,000	Nippon Sheet Glass Co. Ltd.(d)	257,402
15,000	Nippon Shokubai Co. Ltd.	980,458
13,200	Nippon Signal Co. Ltd.	126,743
32,000	Nippon Soda Co. Ltd.	172,388
97,480	Nippon Steel & Sumikin Bussan Corp.	316,736
51,100	Nippon Suisan Kaisha Ltd.	267,238
81,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	564,997
22,000	Nippon Thompson Co. Ltd.	88,133
18,000	Nippon Valqua Industries Ltd.	44,096
24,700	Nippon Yakin Kogyo Co. Ltd.(d)	25,459
Shares		Value
JAPAN (continued)
409,000	Nippon Yusen KK	$877,442
64,900	Nipro Corp.	645,314
1,000	Nishikawa Rubber Co. Ltd.	15,409
73,000	Nishimatsu Construction Co. Ltd.	264,255
301,000	Nishi-Nippon City Bank Ltd. (The)	674,982
28,000	Nishi-Nippon Railroad Co. Ltd.	175,078
6,200	Nishio Rent All Co. Ltd.	161,039
27,200	Nissan Chemical Industries Ltd.	629,713
24,300	Nissan Shatai Co. Ltd.	236,142
89,100	Nissan Tokyo Sales Holdings Co. Ltd.	224,551
12,600	Nissei ASB Machine Co. Ltd.	211,487
11,000	Nissei Build Kogyo Co. Ltd.	33,967
2,600	Nissei Plastic Industrial Co. Ltd.	19,039
15,700	Nissha Printing Co. Ltd.	283,271
60,800	Nisshin Fudosan Co. Ltd.	200,655
29,000	Nisshin Oillio Group Ltd. (The)	121,220
31,430	Nisshin Seifun Group, Inc.	508,797
51,324	Nisshin Steel Co. Ltd.	488,176
86,000	Nisshinbo Holdings, Inc.	865,890
23,000	Nissin Corp.	66,464
7,000	Nissin Electric Co. Ltd.	63,108
58,600	Nissin Kogyo Co. Ltd.	819,672
700	Nissin Sugar Co. Ltd.	26,209
2,100	Nissui Pharmaceutical Co. Ltd.	23,472
3,200	Nitta Corp.	81,491
77,000	Nittetsu Mining Co. Ltd.	297,598
80,000	Nitto Boseki Co. Ltd.	241,103
21,500	Nitto Kogyo Corp.	356,039
2,600	Nitto Kohki Co. Ltd.	49,480
12,000	Nitto Seiko Co. Ltd.	29,186
57,400	Nittoc Construction Co. Ltd.	217,878
1,000	NJS Co. Ltd.	10,956
1,200	Noevir Holdings Co. Ltd.	33,153
68,000	NOF Corp.	483,245
2,700	Nohmi Bosai Ltd.	31,397
3,600	Nojima Corp.	43,256
5,000	Nomura Co. Ltd.	65,480
70,600	Nomura Real Estate Holdings, Inc.	1,239,816
1	Nomura Real Estate Master Fund, Inc. REIT(d)	1,230
33,000	Noritake Co. Ltd.	70,838
6,600	Noritz Corp.	102,169
155,900	North Pacific Bank Ltd.	478,607
4,100	NS Solutions Corp.	92,954
175,000	NS United Kaiun Kaisha Ltd.	266,569
3,100	NSD Co. Ltd.	45,068
231,000	NTN Corp.	878,959
8,400	NTT Urban Development Corp.	82,470
8,300	Nuflare Technology, Inc.	403,469
2,600	Obara Group, Inc.	89,889
79,000	Obayashi Corp.	712,695
61,900	Obayashi Road Corp.	391,008

39

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
7,200	Obic Co. Ltd.	$372,959
10,100	Odelic Co. Ltd.	315,582
211,000	Oenon Holdings, Inc.	366,531
132,000	Ogaki Kyoritsu Bank Ltd. (The)	462,546
23,300	Ohashi Technica, Inc.	245,777
900	Ohsho Food Service Corp.	31,185
7,245	Oiles Corp.	107,386
102,000	Oita Bank Ltd. (The)	353,287
142,000	Oji Holdings Corp.	573,478
11,100	Okabe Co. Ltd.	80,269
8,000	Okamoto Industries, Inc.	65,687
11,900	Okamura Corp.	108,154
165,000	Okasan Securities Group, Inc.	919,247
194,000	Oki Electric Industry Co. Ltd.	216,342
3,200	Okinawa Cellular Telephone Co.	81,673
16,950	Okinawa Electric Power Co., Inc. (The)	413,613
18,000	OKK Corp.	19,022
169,000	OKUMA Corp.	1,286,836
24,000	Okumura Corp.	126,259
168,000	Okura Industrial Co. Ltd.(c)	435,452
11,000	Okuwa Co. Ltd.	98,743
2,600	ONO Sokki Co. Ltd.	16,221
2,400	Onoken Co. Ltd.	21,736
26,000	Onward Holdings Co. Ltd.	163,022
4,800	Open House Co. Ltd.	90,566
3,400	OPT Holding, Inc.	17,893
1,800	Optex Co. Ltd.	45,313
9,000	Organo Corp.	33,819
12,000	Origin Electric Co. Ltd.	29,094
185	Orix JREIT, Inc. REIT	257,914
2,400	Osaka Organic Chemical Industry Ltd.	13,252
24,000	Osaka Soda Co. Ltd.	92,126
7,000	Osaka Steel Co. Ltd.	123,490
2,100	OSAKA Titanium Technologies Co. Ltd.	34,332
5,000	Osaki Electric Co. Ltd.	25,239
20,200	OSG Corp.	335,711
12,200	OSJB Holdings Corp.	22,576
7,900	Otsuka Corp.	391,911
3,500	Otsuka Kagu Ltd.	39,638
2,700	Oyo Corp.	26,485
52,600	Pacific Industrial Co. Ltd.	539,961
31,000	Pacific Metals Co. Ltd.(d)	76,324
2,950	Pack Corp. (The)	59,843
1,400	Pal Co. Ltd.	29,008
5,850	PALTAC Corp.	101,297
8,000	PanaHome Corp.	58,274
5,300	Panasonic Industrial Devices SUNX Co. Ltd.	27,526
2,700	Paramount Bed Holdings Co. Ltd.	93,109
4,500	Parco Co. Ltd.	38,176
28,200	Park24 Co. Ltd.	785,582
Shares		Value
JAPAN (continued)
3,000	Pasco Corp.	$12,253
39,700	Pasona Group, Inc.	257,839
2,500	PC Depot Corp.	21,026
57,100	Penta-Ocean Construction Co. Ltd.	228,693
700	PIA Corp.	13,618
34,900	Pigeon Corp.	749,400
13,500	Pilot Corp.	511,198
6,500	Piolax, Inc.	338,002
271,200	Pioneer Corp.(d)	633,804
3,500	Plenus Co. Ltd.	54,031
2,600	Pocket Card Co. Ltd.	11,265
2,100	Pola Orbis Holdings, Inc.	144,397
24,000	Poletowin Pitcrew Holdings, Inc.	211,243
112,200	Press Kogyo Co. Ltd.	456,026
600	Pressance Corp.	19,486
3,000	Prestige International, Inc.	29,294
106,000	Prima Meat Packers Ltd.	284,909
1,900	Pronexus, Inc.	15,704
2,000	Proto Corp.	28,514
3,400	PS Mitsubishi Construction Co. Ltd.	10,472
42,300	Qol Co. Ltd.	619,793
30,900	Raito Kogyo Co. Ltd.	270,266
23,300	Raysum Co. Ltd.	201,912
1,900	Relo Holdings, Inc.	227,496
41,100	Renaissance, Inc.	427,623
158,840	Rengo Co. Ltd.	681,861
20,500	Resorttrust, Inc.	516,490
3,000	Rheon Automatic Machinery Co. Ltd.	19,051
22,000	Rhythm Watch Co. Ltd.	27,037
17,600	Ricoh Leasing Co. Ltd.	549,273
1,400	Right On Co. Ltd.	17,650
147,000	Riken Corp.	499,820
6,500	Riken Keiki Co. Ltd.	65,266
19,000	Riken Technos Corp.	60,149
900	Riken Vitamin Co. Ltd.	28,934
3,000	Ringer Hut Co. Ltd.	61,686
3,000	Rinnai Corp.	275,500
900	Rion Co. Ltd.	14,397
17,500	Riso Kagaku Corp.	241,755
900	Rock Field Co. Ltd.	23,138
24,900	Rohto Pharmaceutical Co. Ltd.	464,857
18,200	Roland DG Corp.	360,975
43,000	Round One Corp.	210,114
6,300	Royal Holdings Co. Ltd.	116,474
117,000	Royal Hotel Ltd. (The)(d)	287,209
59,000	Ryobi Ltd.	243,068
6,000	Ryoden Trading Co. Ltd.	37,328
3,300	Ryohin Keikaku Co. Ltd.	699,932
8,400	Ryosan Co. Ltd.	227,512
5,100	Ryoyo Electro Corp.	50,544
1,800	S Foods, Inc.	36,606
1,700	Sac’s Bar Holdings, Inc.	25,208

40

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
22,000	Saibu Gas Co. Ltd.	$48,490
4,700	Saizeriya Co. Ltd.	98,983
28,000	Sakai Chemical Industry Co. Ltd.	86,537
18,000	Sakai Heavy Industries Ltd.	29,653
1,800	Sakai Moving Service Co. Ltd.	43,057
18,000	Sakai Ovex Co. Ltd.	31,686
9,300	Sakata INX Corp.	88,655
2,900	Sakata Seed Corp.	70,825
39,500	SAMTY Co. Ltd.	387,672
2,300	San-A Co. Ltd.	106,149
69,000	San-Ai Oil Co. Ltd.	535,077
28,000	Sanden Holdings Corp.	76,583
1,100	Sanei Architecture Planning Co. Ltd.	10,908
21,750	Sangetsu Co. Ltd.	373,260
40,800	San-In Godo Bank Ltd. (The)	294,593
146,000	Sanken Electric Co. Ltd.	462,137
8,900	Sanki Engineering Co. Ltd.	72,531
8,000	Sanko Metal Industrial Co. Ltd.	16,195
3,400	Sankyo Co. Ltd.	130,029
8,600	Sankyo Seiko Co. Ltd.	30,451
27,400	Sankyo Tateyama, Inc.	328,895
103,000	Sankyu, Inc.	507,281
14,600	Sanoh Industrial Co. Ltd.	84,598
3,800	Sanrio Co. Ltd.	87,995
6,800	Sanshin Electronics Co. Ltd.	65,820
64,000	Sanwa Holdings Corp.	453,728
19,000	Sanyo Chemical Industries Ltd.	147,518
18,000	Sanyo Denki Co. Ltd.	93,442
2,000	Sanyo Electric Railway Co. Ltd.	7,684
2,400	Sanyo Housing Nagoya Co. Ltd.	20,867
10,000	Sanyo Industries Ltd.	13,891
101,000	Sanyo Shokai Ltd.	255,130
204,000	Sanyo Special Steel Co. Ltd.	992,830
3,300	Sanyo Trading Co. Ltd.	36,111
65,000	Sapporo Holdings Ltd.	289,872
1,500	SATO Holdings Corp.	31,051
2,700	Sato Shoji Corp.	15,914
4,100	Satori Electric Co. Ltd.	24,391
38,100	Sawada Holdings Co. Ltd.	363,516
10,400	Sawai Pharmaceutical Co. Ltd.	721,222
35,000	SAXA Holdings, Inc.	56,739
148,180	SBI Holdings, Inc.	1,482,145
8,500	SBS Holdings, Inc.	59,365
12,000	SCREEN Holdings Co. Ltd.	93,388
5,800	Scroll Corp.	20,146
10,300	SCSK Corp.	452,596
18,800	Sega Sammy Holdings, Inc.	177,164
4,000	Seibu Electric Industry Co. Ltd.	14,132
18,000	Seika Corp.	42,333
81,000	Seikitokyu Kogyo Co. Ltd.	376,459
31,000	Seiko Holdings Corp.	147,448
38,300	Seino Holdings Co. Ltd.	417,207
13,400	Seiren Co. Ltd.	139,529
19,500	Sekisui Jushi Corp.	234,889
Shares		Value
JAPAN (continued)
10,000	Sekisui Plastics Co. Ltd.	$32,539
24,000	Senko Co. Ltd.	153,837
2,000	Senshu Electric Co. Ltd.	26,777
167,220	Senshu Ikeda Holdings, Inc.	683,601
8,800	Senshukai Co. Ltd.	55,217
2,600	Septeni Holdings Co. Ltd.	58,779
2,000	Seria Co. Ltd.	96,744
95,200	Seven Bank Ltd.	405,455
187,000	Sharp Corp.(d)	216,694
24,800	Shibaura Electronics Co. Ltd.	343,611
1,000	Shibaura Mechatronics Corp.	1,824
17,000	Shibusawa Warehouse Co. Ltd. (The)	42,354
5,100	Shibuya Kogyo Co. Ltd.	63,647
1,400	Shidax Corp.	6,141
146,000	Shiga Bank Ltd. (The)	651,920
44,000	Shikibo Ltd.	40,294
36,000	Shikoku Bank Ltd. (The)	74,170
14,000	Shikoku Chemicals Corp.	120,277
37,100	Shikoku Electric Power Co., Inc.	539,040
6,900	Shima Seiki Manufacturing Ltd.	106,895
12,749	Shimachu Co. Ltd.	289,427
30,000	Shimadzu Corp.	464,514
4,500	Shimamura Co. Ltd.	503,374
2,700	Shimizu Bank Ltd. (The)	63,555
3,100	Shin Nippon Air Technologies Co. Ltd.	25,825
269,000	Shinagawa Refractories Co. Ltd.(c)	547,209
17,000	Shindengen Electric Manufacturing Co. Ltd.	61,336
2,000	Shin-Keisei Electric Railway Co. Ltd.	7,070
25,500	Shinko Electric Industries Co. Ltd.	156,099
5,300	Shinko Plantech Co. Ltd.	41,645
4,900	Shinko Shoji Co. Ltd.	49,829
8,000	Shinmaywa Industries Ltd.	64,619
8,400	Shinnihon Corp.	40,642
254,000	Shinsei Bank Ltd.	396,994
30,000	Shinsho Corp.	55,364
900	Shinwa Co. Ltd.	11,127
19,300	Ship Healthcare Holdings, Inc.	461,080
112,000	Shiroki Corp.	347,900
3,000	Shizuki Electric Co., Inc.	14,085
60,000	Shizuoka Gas Co. Ltd.	395,393
7,000	Shochiku Co. Ltd.	61,177
23,100	Shoei Co. Ltd.	417,735
3,000	Shoei Foods Corp.	36,959
11,000	Shoko Co. Ltd.(d)	7,240
1,000	Showa Aircraft Industry Co. Ltd.	9,565
92,800	Showa Corp.	817,539
1,372,620	Showa Denko KK	1,504,049
89,000	Showa Sangyo Co. Ltd.	349,103

41

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
118,900	Showa Shell Sekiyu KK	$970,434
15,400	Siix Corp.	445,614
16,000	Sinanen Holdings Co. Ltd.	60,806
31,000	Sinfonia Technology Co. Ltd.	44,658
2,600	Sinko Industries Ltd.	33,872
13,000	Sintokogio Ltd.	97,779
107,200	SKY Perfect JSAT Holdings, Inc.	608,277
8,000	SMK Corp.	39,399
2,800	SMS Co. Ltd.	54,647
3,700	SNT Corp.	18,484
17,500	Sodick Co. Ltd.	115,017
3,600	Soft99 Corp.	22,830
11,700	Sogo Medical Co. Ltd.	423,820
9,400	Sohgo Security Services Co. Ltd.	459,220
608,800	Sojitz Corp.	1,314,972
79,000	Sotetsu Holdings, Inc.	459,298
18,500	Sparx Group Co. Ltd.	38,044
700	SPK Corp.	12,120
5,000	Square Enix Holdings Co. Ltd.	120,153
15,600	SRA Holdings, Inc.	365,916
300	ST Corp.	2,782
11,500	St. Marc Holdings Co. Ltd.	309,085
33,200	Stanley Electric Co. Ltd.	730,663
6,500	Star Micronics Co. Ltd.	71,125
11,900	Start Today Co. Ltd.	379,009
4,900	Starts Corp., Inc.	95,690
2,200	Starzen Co. Ltd.	59,283
25,200	Stella Chemifa Corp.	436,013
17,800	Studio Alice Co. Ltd.	307,734
2,700	Sugi Holdings Co. Ltd.	139,994
2,700	Sugimoto & Co. Ltd.	29,070
35,400	Sumco Corp.	239,069
4,800	Sumida Corp.	26,099
22,000	Suminoe Textile Co. Ltd.	57,784
104,000	Sumitomo Bakelite Co. Ltd.	396,167
35,600	Sumitomo Densetsu Co. Ltd.	429,369
92,300	Sumitomo Forestry Co. Ltd.	1,171,908
144,000	Sumitomo Heavy Industries Ltd.	570,093
139,400	Sumitomo Mitsui Construction Co. Ltd.	115,026
293,000	Sumitomo Osaka Cement Co. Ltd.	1,194,293
7,000	Sumitomo Precision Products Co. Ltd.	22,890
1,980	Sumitomo Real Estate Sales Co. Ltd.	41,744
42,700	Sumitomo Riko Co. Ltd.	389,215
68,300	Sumitomo Rubber Industries Ltd.	866,850
89,000	Sumitomo Seika Chemicals Co. Ltd.	515,564
21,000	Sumitomo Warehouse Co. Ltd. (The)	108,225
33,300	Sun Frontier Fudousan Co. Ltd.	282,738
5,100	Sundrug Co. Ltd.	337,870
Shares		Value
JAPAN (continued)
3,600	Sun-Wa Technos Corp.	$25,548
20,070	Suzuken Co. Ltd.	694,221
76,000	SWCC Showa Holdings Co. Ltd.(d)	39,347
1,700	Systena Corp.	22,091
21,400	T&K Toka Co. Ltd.	182,839
3,200	T. Hasegawa Co. Ltd.	41,978
24,000	T. RAD Co. Ltd.	37,745
1,600	Tabuchi Electric Co. Ltd.	9,087
3,240	Tachibana Eletech Co. Ltd.	32,070
6,700	Tachi-S Co. Ltd.	102,770
40,000	Tadano Ltd.	401,948
27,500	Taiho Kogyo Co. Ltd.	297,695
6,000	Taikisha Ltd.	128,494
3,000	Taiko Bank Ltd. (The)	5,708
13,200	Taiko Pharmaceutical Co. Ltd.	159,438
3,000	Taiyo Holdings Co. Ltd.	101,212
21,000	Taiyo Nippon Sanso Corp.	190,033
54,500	Taiyo Yuden Co. Ltd.	630,894
10,000	Takagi Securities Co. Ltd.	13,914
1,400	Takamatsu Construction Group Co. Ltd.	26,716
17,700	Takara Holdings, Inc.	132,606
8,000	Takara Leben Co. Ltd.	41,129
22,000	Takara Standard Co. Ltd.	155,693
5,200	Takasago International Corp.	115,307
6,800	Takasago Thermal Engineering Co. Ltd.	90,860
18,000	Takashima & Co. Ltd.	29,103
104,000	Takashimaya Co. Ltd.	890,733
16,100	Takata Corp.(d)	88,877
3,530	Take And Give Needs Co. Ltd.	18,684
6,200	Takeei Corp.	47,154
25,100	Takeuchi Manufacturing Co. Ltd.	392,129
10,000	Takihyo Co. Ltd.	38,994
14,000	Takiron Co. Ltd.	68,319
33,000	Takisawa Machine Tool Co. Ltd.	37,517
9,000	Takuma Co. Ltd.	69,726
6,800	Tama Home Co. Ltd.	23,654
4,000	Tamron Co. Ltd.	57,174
34,000	Tamura Corp.	89,587
1,950	Tanseisha Co. Ltd.	12,442
500	TASAKI & Co. Ltd.	6,424
118,200	Tatsuta Electric Wire and Cable Co. Ltd.	399,499
68,000	Tayca Corp.	312,153
10,700	TBK Co. Ltd.	39,667
600	Techno Medica Co. Ltd.	12,898
1,200	Techno Ryowa Ltd.	6,820
408,000	Teijin Ltd.	1,494,882
3,400	Teikoku Sen-I Co. Ltd.	36,544
12,000	Tekken Corp.	28,992
33,900	Temp Holdings Co. Ltd.	501,558
23,700	T-Gaia Corp.	257,211

42

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
16,300	THK Co. Ltd.	$260,453
2,500	TKC Corp.	60,942
59,000	Toa Corp.	153,392
6,000	Toa Corp.	60,215
58,000	Toa Oil Co. Ltd.	64,116
77,000	Toa Road Corp.	260,968
2,400	Toabo Corp.	10,602
42,250	Toagosei Co. Ltd.	353,084
10,100	Tobishima Corp.(d)	15,228
5,000	Tobu Store Co. Ltd.	12,578
17,100	TOC Co. Ltd.	136,027
12,100	Tocalo Co. Ltd.	231,418
94,000	Tochigi Bank Ltd. (The)	447,040
29,000	Toda Corp.	139,986
3,000	Toda Kogyo Corp.	6,995
600	Toei Animation Co. Ltd.	28,773
20,000	Toei Co. Ltd.	188,255
23,000	Toenec Corp.	146,678
115,000	Toho Bank Ltd. (The)	389,121
12,300	Toho Co. Ltd.	321,602
4,000	Toho Co. Ltd.	72,900
104,000	Toho Gas Co. Ltd.	683,985
6,300	Toho Holdings Co. Ltd.	146,264
3,300	Toho Titanium Co. Ltd.(d)	25,454
150,000	Toho Zinc Co. Ltd.	303,893
26,000	Tohoku Bank Ltd. (The)	32,160
21,000	Tokai Carbon Co. Ltd.	57,022
9,200	Tokai Corp.	249,569
67,900	TOKAI Holdings Corp.	317,900
12,000	Tokai Lease Co. Ltd.	21,799
42,600	Tokai Rika Co. Ltd.	1,047,945
31,800	Tokai Tokyo Financial Holdings, Inc.	178,544
1,590	Token Corp.	119,575
30,840	Tokushu Tokai Paper Co. Ltd.	88,271
54,000	Tokuyama Corp.(d)	106,755
36,000	Tokyo Dome Corp.	172,477
1,100	Tokyo Electron Device Ltd.	14,418
5,000	Tokyo Energy & Systems, Inc.	41,127
40,000	Tokyo Keiki, Inc.	68,325
11,300	Tokyo Ohka Kogyo Co. Ltd.	353,114
4,000	Tokyo Rakutenchi Co. Ltd.	16,237
146,000	Tokyo Rope Manufacturing Co. Ltd.(d)	200,994
2,500	Tokyo Sangyo Co. Ltd.	9,658
19,300	Tokyo Seimitsu Co. Ltd.	414,023
27,500	Tokyo Steel Manufacturing Co. Ltd.	194,371
50,500	Tokyo Tatemono Co. Ltd.	543,297
149,000	Tokyo Tekko Co. Ltd.	626,005
20,000	Tokyo Theaters Co., Inc.	20,925
6,275	Tokyo Ty Financial Group, Inc.	192,378
7,000	Tokyotokeiba Co. Ltd.	15,422
4,800	Tokyu Construction Co. Ltd.	32,379
62,300	Tokyu Fudosan Holdings Corp.	408,579
27,000	Toli Corp.	70,728
Shares		Value
JAPAN (continued)
28,000	Tomato Bank Ltd.	$38,666
1,100	Tomen Devices Corp.	17,294
7,300	Tomoe Corp.	19,817
1,300	Tomoe Engineering Co. Ltd.	16,039
41,000	Tomoku Co. Ltd.	86,286
78,100	TOMONY Holdings, Inc.	268,553
11,800	Tomy Co. Ltd.	73,666
15,000	Tonami Holdings Co. Ltd.	41,694
50	Top REIT, Inc.	180,246
7,000	Topcon Corp.	99,317
15,700	Toppan Forms Co. Ltd.	188,622
23,100	Topre Corp.	509,013
82,000	Topy Industries Ltd.	163,469
22,600	Toridoll.Corp.	412,994
2,300	Torigoe Co. Ltd. (The)	13,443
1,000	Torii Pharmaceutical Co. Ltd.	22,673
5,000	Torishima Pump Manufacturing Co. Ltd.	38,058
43,000	Tosei Corp.	265,145
32,000	Toshiba Machine Co. Ltd.	97,881
11,000	Toshiba Plant Systems & Services Corp.	128,524
46,000	Toshiba TEC Corp.	148,054
1,000	Tosho Co. Ltd.	29,201
14,000	Tosho Printing Co. Ltd.	58,876
182,000	Tosoh Corp.	880,737
5,900	Totetsu Kogyo Co. Ltd.	142,889
23,500	TOTO Ltd.	762,692
8,000	Tottori Bank Ltd. (The)	13,326
333,000	Towa Bank Ltd. (The)	261,083
5,500	Towa Corp.	31,608
6,900	Towa Pharmaceutical Co. Ltd.	384,302
70,600	Toyo Construction Co. Ltd.	314,927
3,000	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	8,708
16,000	Toyo Engineering Corp.(d)	39,678
89,000	Toyo Ink SC Holdings Co. Ltd.	335,320
28,000	Toyo Kohan Co. Ltd.	90,734
2,500	Toyo Machinery & Metal Co. Ltd.	8,192
140,000	Toyo Securities Co. Ltd.	427,102
22,400	Toyo Seikan Group Holdings Ltd.	406,459
18,400	Toyo Suisan Kaisha Ltd.	637,206
1,400	Toyo Tanso Co. Ltd.	19,535
44,500	Toyo Tire & Rubber Co. Ltd.	952,047
20,000	Toyo Wharf & Warehouse Co. Ltd.	28,871
544,000	Toyobo Co. Ltd.	715,145
48,900	Toyoda Gosei Co. Ltd.	1,059,440
29,100	Toyota Boshoku Corp.	590,670
13,900	TPR Co. Ltd.	370,162
1,200	Trancom Co. Ltd.	71,681
3,000	Transcosmos, Inc.	74,199
15,600	Trend Micro, Inc.(d)	656,270

43

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
JAPAN (continued)
2,600	Trusco Nakayama Corp.	$92,611
32,900	TS Tech Co. Ltd.	816,152
19,900	TSI Holdings Co. Ltd.	142,958
74,000	Tsubakimoto Chain Co.	525,790
8,000	Tsubakimoto Kogyo Co. Ltd.	20,177
7,000	Tsudakoma Corp.(d)	6,621
118,000	Tsugami Corp.	433,986
50,100	Tsukada Global Holdings, Inc.(c)	306,442
6,800	Tsukishima Kikai Co. Ltd.	62,950
94,733	Tsukuba Bank Ltd.	294,287
2,500	Tsukui Corp.	27,220
8,800	Tsumura & Co.	239,709
5,000	Tsuruha Holdings, Inc.	414,924
1,200	Tsurumi Manufacturing Co. Ltd.	18,135
600	Tsutsumi Jewelry Co. Ltd.	12,073
7,000	TTK Co. Ltd.	26,774
2,400	Tv Tokyo Holdings Corp.	44,039
505,840	UACJ Corp.	1,102,821
691,800	Ube Industries Ltd.	1,347,411
23,000	Uchida Yoko Co. Ltd.	83,955
6,000	Ueki Corp.	12,330
2,500	UKC Holdings Corp.	52,254
7,200	Ulvac, Inc.	183,421
14,000	Uniden Holdings Corp.	14,275
28,400	Unipres Corp.	598,719
2,600	United Arrows Ltd.	125,757
9,300	United Super Markets Holdings, Inc.	85,494
35,000	Unitika Ltd.(d)	14,675
4,700	Universal Entertainment Corp.	82,345
1,600	Unizo Holdings Co. Ltd.	58,934
164,200	UNY Group Holdings Co. Ltd.	1,051,981
95,280	Usen Corp.(d)	280,292
68,600	U-Shin Ltd.	379,378
7,900	Ushio, Inc.	102,704
19,400	USS Co. Ltd.	298,016
46,000	UT Group Co. Ltd.(d)	206,611
8,800	Utoc Corp.	28,413
9,500	Valor Holdings Co. Ltd.	205,675
1,400	Village Vanguard Co. Ltd.	17,684
8,000	Vital KSK Holdings, Inc.	60,535
74,700	VT Holdings Co. Ltd.	438,094
15,000	Wacoal Holdings Corp.	175,374
21,700	Wacom Co. Ltd.	82,561
33,000	Wakachiku Construction Co. Ltd.	36,213
44,500	Wakita & Co. Ltd.	333,042
7,600	Warabeya Nichiyo Co. Ltd.	159,134
2,700	WATAMI Co. Ltd.(d)	18,890
8,200	Weathernews, Inc.	273,262
3,340	Welcia Holdings Co. Ltd.	180,336
13,600	WIN-Partners Co. Ltd.	174,611
10,600	WirelessGate, Inc.	150,246
12,000	Wowow, Inc.	287,699
6,500	Xebio Holdings Co. Ltd.	114,625
Shares		Value
JAPAN (continued)
4,000	Yachiyo Industry Co. Ltd.	$32,439
4,500	Yahagi Construction Co. Ltd.	28,166
11,200	YAMABIKO Corp.	79,605
101,900	Yamada Denki Co. Ltd.	493,468
42,000	Yamagata Bank Ltd. (The)	162,102
92,000	Yamaguchi Financial Group, Inc.	996,246
23,800	Yamaha Corp.	568,068
40,100	Yamaichi Electronics Co. Ltd.	253,261
92,000	Yamanashi Chuo Bank Ltd. (The)	432,062
51,000	Yamatane Corp.	74,532
8,400	Yamato Kogyo Co. Ltd.	198,878
800	Yamaya Corp.	13,666
28,000	Yamazaki Baking Co. Ltd.	610,762
100	Yamazawa Co. Ltd.	1,408
12,300	Yamazen Corp.	102,550
8,100	Yaoko Co. Ltd.	339,270
700	Yashima Denki Co. Ltd.	3,215
61,800	Yaskawa Electric Corp.	685,806
4,100	Yasuda Logistics Corp.	27,224
13,600	Yellow Hat Ltd.	262,573
3,200	Yodogawa Steel Works Ltd.	59,275
6,500	Yokogawa Bridge Holdings Corp.	58,632
85,500	Yokogawa Electric Corp.	957,351
22,300	Yokohama Reito Co. Ltd.	196,258
77,400	Yokohama Rubber Co. Ltd. (The)	1,160,362
1,500	Yomeishu Seizo Co. Ltd.	24,726
500	Yondoshi Holdings, Inc.	11,316
12,200	Yonekyu Corp.	255,178
2,100	Yonex Co. Ltd.	58,179
30,500	Yorozu Corp.	652,696
3,900	Yoshinoya Holdings Co. Ltd.	47,319
17,700	Yuasa Trading Co. Ltd.	398,504
27,000	Yuken Kogyo Co. Ltd.	53,279
2,700	Yumeshin Holdings Co. Ltd.	13,043
51,000	Yurtec Corp.	389,973
8,000	Yusen Logistics Co. Ltd.	94,851
900	Yushiro Chemical Industry Co. Ltd.	9,955
2,700	Zenkoku Hosho Co. Ltd.	84,619
2,400	Zenrin Co. Ltd.	49,587
14,300	Zensho Holdings Co. Ltd.	173,958
111,000	Zeon Corp.	748,686
1,500	ZERIA Pharmaceutical Co. Ltd.	17,597
4,000	Zojirushi Corp.	57,295
2,400	Zuken, Inc.	22,667
		365,783,748
JERSEY CHANNEL ISLANDS — 0.0%
400,611	Centamin Plc	388,562
51,777	Phoenix Group Holdings	641,896
5,901	Randgold Resources Ltd.	418,798
		1,449,256

44

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
LUXEMBOURG — 0.3%
22,999	APERAM SA(d)	$718,483
53,621	d’Amico International Shipping SA(d)	28,189
3,069	Eurofins Scientific SE(c)	1,006,824
18,670	Grand City Properties SA	386,810
49,500	L’Occitane International SA	86,592
10,810	Millicom International Cellular SA - SDR	477,559
71,060	Mouwasat Medical Services Co.(d)	2,085,841
18,520	Orion Engineered Carbons SA	223,907
100,579	Regus Plc	425,180
207,034	Stabilus SA(c)(d)	8,980,782
		14,420,167
MALAYSIA — 0.5%
75,100	Aeon Co. (M) Berhad	45,332
314,490	Affin Holdings Berhad	163,946
96,700	AirAsia Berhad	33,239
320,200	Alliance Financial Group Berhad	263,224
41,300	Ammb Holdings BHD	43,492
20,100	Amway Malaysia Holdings Berhad	44,506
1,127,600	APM Automotive Holdings Berhad(c)	1,046,936
32,700	Batu Kawan Berhad	139,267
95,933	Berjaya Assets Berhad	18,157
327,300	Berjaya Corp. Berhad	28,883
19,519	Berjaya Sports Toto Berhad	14,712
57,200	BIMB Holdings Berhad	47,980
486,500	Bintulu Port Holdings Berhad(c)	820,535
320,004	Boustead Holdings Berhad	300,171
46,400	Bursa Malaysia Berhad	93,491
60,400	Cahya Mata Sarawak Berhad	75,244
20,200	Carlsberg Brewery-Malaysia Berhad	56,886
98,060	CB Industrial Product Holding Berhad	47,536
3,350	Dayang Enterprise Holdings Berhad	917
6,413,886	Dialog Group Berhad	2,450,191
234,500	DRB-Hicom Berhad	58,937
264,574	Eastern & Oriental Berhad(d)	93,001
148,050	Evergreen Fibreboard Berhad(d)	44,052
5,400	Fraser & Neave Holdings Berhad	23,808
26,200	Genting Plantations Berhad	72,133
23,300	Globetronics Technology Berhad	30,717
75,000	Glomac Berhad	15,054
31,600	Guinness Anchor Berhad	101,500
41,100	GuocoLand Malaysia Berhad	10,906
389,180	HAP Seng Consolidated Berhad	675,227
Shares		Value
MALAYSIA (continued)
93,500	Hap Seng Plantations Holdings Berhad	$52,655
2,712,360	Hartalega Holdings Berhad	3,528,303
19,992	Hock Seng LEE Berhad	9,407
50,200	Hong Leong Industries Berhad	65,098
34,033	Hua Yang Berhad	14,794
21,720	Hume Industries Berhad	15,272
550,980	IJM Corp. Berhad	458,836
36,700	IJM Plantations Berhad	31,837
73,827	Inari Amertron Berhad	57,622
9,300	Jaya Tiasa Holdings Berhad	3,263
134,000	JCY International Berhad	22,725
59,079	K&N Kenanga Holdings Berhad	6,842
61,700	Keck Seng (Malaysia) Berhad	78,189
45,100	Kian JOO CAN Factory Berhad(d)	35,132
1,976,800	KKB Engineering Berhad(c)	818,662
141,000	KLCCP Stapled Group	238,380
310,080	KNM Group Berhad(d)	37,036
21,600	Kossan Rubber Industries	37,003
1,888,888	KPJ Healthcare Berhad	1,968,992
181,574	KSL Holdings Berhad	55,566
122,700	Kulim Malaysia Berhad	112,065
35,950	Kumpulan Fima Berhad	15,532
102,500	Kumpulan Perangsang Selangor Berhad	25,497
15,000	Lafarge Malaysia Berhad	33,172
187,300	Land & General Berhad	15,844
157,800	Landmarks Berhad(d)	36,876
34,400	LBS Bina Group Berhad	11,273
79,000	Lingkaran Trans Kota Holdings Berhad	95,420
17,100	LPI Capital Berhad	64,252
62,600	Magnum Berhad	37,245
542,073	Mah Sing Group Berhad	167,363
73,050	Malayan Flour Mills Berhad	22,369
71,823	Malaysia Airports Holdings Berhad	100,525
111,780	Malaysia Building Society Berhad	39,046
58,700	Malaysian Bulk Carriers Berhad	10,136
27,400	Malaysian Pacific Industries Berhad	53,641
291,250	Malaysian Resources Corp. Berhad	82,303
37,180	MBM Resources Berhad	20,116
12,100	Media Prima Berhad	3,732
18,700	Mega First Corp. Berhad	10,258
81,000	MKH Berhad	41,824
355,200	MMC Corp. Berhad	158,807
45,500	MNRB Holdings Berhad(d)	33,342
22,700	Muhibbah Engineering M Berhad	12,464
579,100	Mulpha International Berhad(d)	35,021
71,200	My EG Services Berhad	39,350
31,800	Naim Holdings Berhad	18,667
376,400	Nam Cheong Ltd.	27,040

45

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
MALAYSIA (continued)
3,100	Nestle Malaysia Berhad	$55,228
87,100	Oriental Holdings Berhad	138,425
291,690	OSK Holdings Berhad	108,202
30,500	Padini Holdings Berhad	14,829
71,912	Pantech Group Holdings Berhad	9,825
107,600	POS Malaysia Berhad	58,592
111,200	Press Metal Berhad	50,062
48,600	Protasco Berhad	16,982
2,848,900	QL Resources Berhad	3,127,285
249,900	SapuraKencana Petroleum Berhad	114,445
19,800	Sarawak Oil Palms Berhad	19,508
7,600	Scientex Berhad	19,240
2,300	Selangor Properties Berhad	2,994
51,400	Shangri-La Hotels (Malaysia) Berhad	70,620
6,100	Shell Refining Co. Federation of Malaya Berhad(d)	7,275
149,660	Sunway Berhad	106,383
14,966	Sunway Construction Group Berhad(d)	4,913
21,100	Supermax Corp. Berhad	15,134
27,000	Syarikat Takaful Malaysia Berhad	24,604
25,364	Ta Ann Holdings Berhad	30,724
269,700	TA Enterprise Berhad	33,842
195,360	TA Global Berhad	10,833
126,800	TAN Chong Motor Holdings Berhad	80,738
211,200	TDM Berhad	34,302
54,040	TH Plantations Berhad	16,003
20,860	Time dotCom Berhad	38,374
17,800	Tiong NAM Logistics Holdings	5,106
105,720	Top Glove Corp. Berhad	138,293
157,116	Tropicana Corp. Berhad	37,555
43,600	TSH Resources Berhad	21,349
41,800	UEM Edgenta Berhad	31,581
120,408	UEM Sunrise Berhad	28,752
12,100	UMW Holdings Berhad	20,498
167,600	Unisem M Berhad	79,310
15,000	United Malacca Berhad	21,460
31,900	United Plantations Berhad	191,234
142,300	VS Industry Berhad	46,126
95,155	Wah Seong Corp. Berhad	19,417
117,038	WCT Holdings Berhad	46,667
3,401,950	Wellcall Holdings Berhad(c)	2,041,588
36,900	WTK Holdings Berhad	12,384
47,600	Yinson Holdings Berhad	31,285
33,142	YNH Property Berhad(d)	14,455
25,600	Zhulian Corp. Berhad	8,691
		22,723,887
MALTA — 0.0%
4,778	Tiso Blackstar Group SE	2,708
Shares		Value
MALTA (continued)
34,973	Unibet Group Plc - SDR	$395,845
		398,553
MARTINIQUE — 0.0%
100,000	MGM China Holdings Ltd.	120,386
MEXICO — 0.4%
10,100	Alpek SAB de CV	13,030
35,265	Alsea SAB de CV	125,290
30,492	Arca Continental SAB de CV	183,176
2,313,700	Asesor de Activos Prisma SAPI de CV REIT(c)	1,753,987
203,861	Axtel SAB de CV - CPO Units(d)	90,254
27,586	Banregio Grupo Financiero SAB de CV	129,917
2,584	Bio Pappel SAB de CV(d)	2,450
1,166,800	Bolsa Mexicana de Valores SAB de CV	1,585,733
1,800	Cia Minera Autlan SAB de CV - Series B(d)	625
155,625	Consorcio ARA SAB de CV	45,904
1,887,370	Corp Inmobiliaria Vesta SAB de CV	2,705,497
800	Corp. Actinver SAB de CV(d)	626
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(d)	39,271
27,300	Corp. Moctezuma SAB de CV	78,320
2,674,900	Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT(c)	2,529,230
43,027	Fibra Uno Administracion SA de CV REIT	86,207
5,418	Fresnillo Plc	56,082
121,017	Genomma Lab Internacional SAB de CV - Class B(d)	81,600
36,469	Gruma SAB de CV - Series B	549,717
29,269	Grupo Aeromexico SAB de CV(d)	64,064
47,113	Grupo Aeroportuario del Centro Norte SAB de CV	218,918
248,952	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,096,590
92,763	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,269,384
120,492	Grupo Cementos de Chihuahua SAB de CV	290,040
45,878	Grupo Comercial Chedraui SA de CV	119,895
53,661	Grupo Famsa SAB de CV - Class A(d)	38,342
12,100	Grupo Financiero Interacciones SA de CV	65,044
46,057	Grupo Herdez SAB de CV	110,408
57,500	Grupo Industrial Maseca SAB de CV - Series B	73,992

46

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
MEXICO (continued)
12,400	Grupo Industrial Saltillo SAB de CV	$20,175
17,079	Grupo KUO SAB de CV - Series B	29,661
15,920	Grupo Simec SAB de CV - Series B(d)	33,661
19,508	Grupo Sports World SAB de CV(d)	21,005
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(d)	314,804
49,176	Industrias Bachoco SAB de CV - Series B	177,451
158,336	Industrias CH SAB de CV - Series B(d)	464,853
9,200	Infraestructura Energetica Nova SAB de CV	36,120
110,913	Kimberly-Clark de Mexico SAB de CV - Class A	264,720
140,111	La Comer Sab de CV(d)	125,142
1,788,000	Macquarie Mexico Real Estate Management SA de CV REIT	2,114,518
100	Medica Sur SAB de CV - Series B	220
33,400	Megacable Holdings SAB de CV - CPO Shares	122,089
349,076	Mexichem SAB de CV	719,794
83,226	OHL Mexico SAB de CV(d)	77,959
53,106	Organizacion Cultiba SAB de CV	72,876
130,899	Organizacion Soriana SAB de CV - Series B(d)	280,739
26,195	Promotora y Operadora de Infraestructura SAB de CV	301,078
23,143	Qualitas Controladora SAB de CV - Class I(d)	25,519
67,123	Urbi Desarrollos Urbanos SAB de CV(c)(d)	40
4,415	Vitro SAB de CV - Series A	12,828

		19,618,845
MONGOLIA — 0.0%
317,500	Mongolian Mining Corp.(d)	1,523
NETHERLANDS — 0.7%
40,727	Aalberts Industries NV	1,286,350
7,272	Accell Group NV	147,667
17,270	Aercap Holdings NV(d)	530,362
42,895	AMG Advanced Metallurgical Group NV	390,919
16,115	Amsterdam Commodities NV	394,319
25,264	Arcadis NV	338,790
11,197	ASM International NV	445,982
16,840	Avg Technologies NV(d)	317,771
4,808	BE Semiconductor Industries NV	97,436
12,481	Beter Bed Holding NV	291,136
39,064	BinckBank NV	311,515
Shares		Value
NETHERLANDS (continued)
159,127	Boskalis Westminster	$6,268,500
15,616	Brunel International NV	261,962
6,490	Cimpress NV(d)	509,595
4,038	Corbion NV	89,768
1,638	Delta Lloyd NV	9,690
8,680	Euronext NV(c)	420,773
8,757	Fugro NV(d)	129,022
19,789	Gemalto NV	1,189,140
9,850	GrandVision NV	274,583
3,874	Heijmans NV - CVA(d)	29,872
654	Hunter Douglas NV	26,253
3,654	KAS Bank NV - CVA	38,973
14,457	Kendrion NV	339,281
35,275	Koninklijke BAM Groep NV(d)	189,541
19,016	Koninklijke DSM NV	921,739
4,501	Koninklijke Ten Cate NV	127,235
12,374	Koninklijke Vopak NV	538,209
431	Nederland Apparatenfabriek	13,978
32,930	Nn Group NV	1,115,629
13,255	Ordina NV(d)	14,018
101,030	PostNL NV	367,655
27,537	PostNL NV(d)	100,209
278,449	QIAGEN NV(c)(d)	6,361,005
22,710	Randstad Holding NV	1,237,207
99,492	SBM Offshore NV(d)	1,313,395
10,543	Sligro Food Group NV	386,439
86,230	SNS REAAL NV(b)(c)(d)	0
18,447	TKH Group NV	685,567
26,513	TNT Express NV	226,180
11,780	TomTom NV(d)	122,236
25,705	USG People NV	479,731
12,798	Wessanen	108,654
79,979	Wolters Kluwer NV	2,723,546
		31,171,832
NEW ZEALAND — 0.5%
7,184	a2 Milk Co. Ltd.(d)	8,770
328,864	Air New Zealand Ltd.	630,911
3,329,297	Auckland International Airport Ltd.	12,011,312
37,567	Chorus Ltd.(d)	91,590
165,250	Contact Energy Ltd.	493,954
19,426	Ebos Group Ltd.	169,791
94,067	Fisher & Paykel Healthcare Corp. Ltd.	528,801
105,114	Fletcher Building Ltd.	471,230
23,408	Freightways Ltd.	96,516
34,123	Genesis Energy Ltd.	42,103
53,576	Heartland New Zealand Ltd.	43,088
36,913	Infratil Ltd.	74,232
52,582	Kathmandu Holdings Ltd.	51,994
70,342	Kiwi Property Group Ltd. REIT	62,633
22,834	Mainfreight Ltd.	220,617
28,706	Metlifecare Ltd.	82,325
23,445	Mighty River Power Ltd.	40,400
39,566	New Zealand Oil & Gas Ltd.	10,691

47

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
NEW ZEALAND (continued)
8,819	New Zealand Refining Co. Ltd. (The)	$21,213
121,885	Nuplex Industries Ltd.	328,614
45,243	NZX Ltd.	30,572
73,491	PGG Wrightson Ltd.	19,568
80,140	Pike River Coal Ltd.(b)(c)(d)	0
45,304	Port of Tauranga Ltd.	549,040
19,670	Restaurant Brands New Zealand Ltd.	53,909
29,633	Ryman Healthcare Ltd.	154,694
15,128	Sanford Ltd.	55,962
74,844	Skellerup Holdings Ltd.	70,066
182,421	SKY Network Television Ltd.	541,830
1,618,624	SKYCITY Entertainment Group Ltd.	4,912,787
415,362	Spark New Zealand Ltd.	908,548
55,636	Summerset Group Holdings Ltd.	143,521
47,121	Tower Ltd.	55,778
82,337	Trade Me Group Ltd.	214,617
29,035	TrustPower Ltd.	142,081
25,065	Vector Ltd.	52,513
43,509	Warehouse Group Ltd. (The)	75,631
		23,461,902
NORWAY — 0.1%
57,584	ABG Sundal Collier Holding ASA	39,876
1,087	AF Gruppen ASA	15,730
9,669	Aker ASA - Class A	172,169
25,444	Aker Solutions ASA(d)	25,587
458	American Shipping ASA	1,343
18,135	Atea ASA	147,613
41,175	Austevoll Seafood ASA	264,200
3,350	Bonheur ASA	19,429
68,000	BW Offshore Ltd.	16,726
13,163	Det Norske Oljeselskap ASA(d)	80,415
77,998	DNO ASA(d)	52,259
5,301	Ekornes ASA	57,339
733	Farstad Shipping ASA	1,299
7,368	Fred Olsen Energy ASA(d)	29,407
2,000	Ganger Rolf ASA	10,123
7,433	Grieg Seafood ASA	24,790
14,061	Hexagon Composites ASA	33,532
4,846	Hoegh LNG Holdings Ltd.	50,527
194,372	Kongsberg Automotive ASA(d)	132,018
5,470	Kongsberg Gruppen ASA	87,230
4,182	Leroy Seafood Group ASA	160,387
12,242	Marine Harvest ASA	166,850
10,381	Nordic Semiconductor ASA(d)	48,525
23,394	Opera Software ASA	119,756
42,479	ProSafe SE	69,215
12,159	Salmar ASA	239,741
5,087	Sevan Marine ASA(d)	10,618
6,632	Solstad Offshore ASA	13,208
29,923	SpareBank 1 SMN	162,239
Shares		Value
NORWAY (continued)
12,056	SpareBank 1 SR-Bank ASA	$49,900
129,366	Storebrand ASA(d)	526,941
37,647	TGS Nopec Geophysical Co. ASA	545,591
26,311	Tomra Systems ASA	255,436
23,900	Vard Holdings Ltd.(d)	2,555
12,901	Veidekke ASA	161,613
3,880	Wilh Wilhelmsen Holding ASA	56,609
		3,850,796
PERU — 0.1%
1,162,608	Alicorp SA(c)(d)	1,708,289
2,502,418	Ferreycorp SAA	879,585
		2,587,874
PHILIPPINES — 0.2%
23,966	Belle Corp.	1,198
19,250	Cebu Air, Inc.	31,218
114,843	China Banking Corp.	83,536
1,776,466	Concepcion Industrial Corp.(c)	1,489,671
14,442,100	D&L Industries, Inc.	2,465,143
72,800	EEI Corp.	8,568
726,600	Energy Development Corp.	84,101
2,062,375	Filinvest Land, Inc.	64,264
86,000	First Gen Corp.	33,329
123,070	First Philippine Holdings Corp.	144,470
14,287,500	GMA Holdings, Inc. - PDR(c)	1,902,886
1,274,700	Lopez Holdings Corp.	139,193
3,768,800	Manila Water Co., Inc.	1,926,038
4,702,696	Megaworld Corp.	354,783
443,500	Metro Pacific Investments Corp.	51,456
623,000	Pepsi-Cola Products Philippines, Inc.	38,767
39,900	Puregold Price Club, Inc.	27,637
75,400	Rizal Commercial Banking Corp.	51,999
420,000	Robinsons Land Corp.	221,295
19,800	San Miguel Corp.	30,368
64,281	Security Bank Corp.	192,130
34,010	Semirara Mining and Power Corp.	85,096
6	Top Frontier Investment Holdings, Inc.(d)	13
161,290	Union Bank of Philippines, Inc.	192,542
729,800	Vista Land & Lifescapes, Inc.	57,599
		9,677,300
POLAND — 0.1%
1,192	Alior Bank SA(d)	17,641
1,432	AmRest Holdings SE(d)	65,111
25,202	Asseco Poland SA	347,670
6,541	Bank Handlowy w Warszawie SA	120,240
41,005	Bank Millennium SA(d)	54,335
37,571	Boryszew SA	39,589
2,395	Budimex SA	112,860
683	CCC SA	20,028

48

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
POLAND (continued)
2,131	CD Projekt Red SA(d)	$12,084
10,830	Ciech SA(d)	207,640
6,773	Cyfrowy Polsat SA(d)	35,763
1,000	Dom Development SA	12,107
40,455	Enea SA	116,699
13,280	Eurocash SA	179,782
5,542	Farmacol SA(d)	74,901
125,804	Getin Holding SA(d)	41,259
230,777	Getin Noble Bank SA(d)	25,565
10,371	Grupa Azoty SA(d)	262,995
119	Grupa Azoty Zaklady Chemiczne Police SA	721
2,931	Grupa Kety SA	199,593
21,247	Grupa Lotos SA(d)	133,567
4,256	Impexmetal SA(d)	2,121
2,075	Inter Cars SA	118,134
635	KRUK SA	25,478
155	LPP SA	204,194
1,171	Lubelski Wegiel Bogdanka SA	8,845
146,043	Netia SA	199,823
32,745	Orange Polska SA	52,103
9,643	Orbis SA	150,655
1,623	Pelion SA	21,406
46,907	Synthos SA	44,528
884	Warsaw Stock Exchange	7,499
		2,914,936
PORTUGAL — 0.1%
16,720	Altri SGPS SA	67,934
31,522	Banco BPI SA(d)	34,496
4,464,593	Banco Comercial Portugues SA(d)	188,866
1,231,589	Banco Espirito Santo SA(b)(c)(d)	0
2,336	Corticeira Amorim SGPS SA	14,335
21,040	Ctt-Correios de Portugal SA	182,765
58,922	Galp Energia SGPS SA	699,084
31,264	Jeronimo Martins SGPS SA	436,015
22,362	Mota-Engil SGPS SA	35,274
109,899	NOS SGPS SA	797,525
65,648	Portucel SA	219,762
119,269	REN - Redes Energeticas Nacionais SGPS SA	358,516
291,274	Sonae SGPS SA	326,640
11,475	Teixeira Duarte SA	3,654
		3,364,866
QATAR — 0.0%
18,031	Gulf International Services QSC	211,877
SINGAPORE — 1.4%
23,000	Abterra Ltd.(d)	7,055
2,373,000	Ascendas India Trust - Unit	1,336,511
7,657,800	Ascendas Real Estate Investment Trust(c)	12,556,401
155,400	ASL Marine Holdings Ltd.	36,182
Shares		Value
SINGAPORE (continued)
30,300	Biosensors International Group Ltd.(d)	$16,429
7,400	Bonvests Holdings Ltd.	6,167
25,598	Boustead Projects Ltd.(d)	12,136
48,229	Boustead Singapore Ltd.	26,882
16,000	Breadtalk Group Ltd.	11,840
43,000	Bukit Sembawang Estates Ltd.	132,494
50,961	Cape Plc	164,238
11,569,700	CapitaLand Mall Trust REIT	16,255,166
42,000	China Aviation Oil Singapore Corp. Ltd.	19,219
203,700	China Merchants Holdings Pacific Ltd.	112,662
161,400	Chip Eng Seng Corp. Ltd.	73,401
161,000	Cosco Corp. Singapore Ltd.	38,361
56,000	CSE Global Ltd.	17,320
156,000	CW Group Holdings Ltd.	47,254
65,300	CWT Ltd.	84,399
15,600	Eu Yan Sang International Ltd.	4,643
405,720	Ezion Holdings Ltd.	148,973
4,071,902	Ezra Holdings Ltd.(d)	165,115
130,121	Far East Orchard Ltd.	134,242
73,900	First Resources Ltd.	91,029
183,000	FJ Benjamin Holdings Ltd.(d)	10,118
164,000	Fragrance Group Ltd.	21,314
15,000	Frasers Centrepoint Ltd.	17,400
111,000	Gallant Venture Ltd.(d)	17,197
2,000	GK Goh Holdings Ltd.	1,093
59,100	GL Ltd.	35,814
52,560	Global Premium Hotels Ltd.	10,756
12,000	GMG Global Ltd.(d)	2,615
58,000	GP Industries Ltd.(c)	25,446
48,960	GSH Corp. Ltd.	8,005
118,666	Guocoland Ltd.	141,431
21,000	Hanwell Holdings Ltd.(d)	3,750
32,000	Hiap Hoe Ltd.	15,393
66,600	Ho Bee Land Ltd.	88,010
259,400	Hong Fok Corp. Ltd.	126,059
131,000	Hong Leong Asia Ltd.	70,646
9,000	Hour Glass Ltd. (The)	4,666
271,000	Hutchison Port Holdings Trust - Units	128,725
5,422,500	Hyflux Ltd.(c)	1,859,342
186,000	Indofood Agri Resources Ltd.	56,504
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
60,800	K1 Ventures Ltd.	40,816
27,378	Keppel Infrastructure Trust	8,861
10,000	Keppel Telecommunications & Transportation Ltd.	9,993
166,600	Lian Beng Group Ltd.	49,760
42,000	Low Keng Huat Singapore Ltd.	17,180
75,000	Lum Chang Holdings Ltd.	17,918
39,000	M1 Ltd.	63,422
289,800	Metro Holdings Ltd.	170,497
101,000	Mewah International, Inc.	20,716

49

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
SINGAPORE (continued)
308,000	Midas Holdings Ltd.	$55,449
308,700	Neptune Orient Lines Ltd.(d)	268,663
214,300	Olam International Ltd.	244,982
32,238	OM Holdings Ltd.(d)	2,101
59,000	OSIM International Ltd.	42,228
33,750	Otto Marine Ltd.(d)	6,178
79,300	OUE Ltd.	91,977
66,000	Oxley Holdings Ltd.	19,574
21,000	Pan-United Corp. Ltd.	8,738
340,200	Penguin International Ltd.	32,044
63,500	Petra Foods Ltd.	103,054
100,770	QAF Ltd.	73,383
176,250	Raffles Education Corp. Ltd.	29,655
31,629	Raffles Medical Group Ltd.	90,325
20,100	Religare Health Trust - Units	13,303
199,000	Rickmers Maritime - Units	7,560
93,000	Rotary Engineering Ltd.	19,972
217,500	Roxy-Pacific Holdings Ltd.	73,141
3,985	S I2I Ltd.(d)	2,155
4,467,000	SATS Ltd.	12,221,007
96,700	Sembcorp Industries Ltd.	172,318
158,600	Sembcorp Marine Ltd.	175,368
97,000	Sheng Siong Group Ltd.	56,984
44,500	SHS Holdings Ltd.	8,632
4,430,500	SIA Engineering Co. Ltd.(c)	10,783,610
100,500	Sim Lian Group Ltd.	56,600
592,000	Sinarmas Land Ltd.	175,412
148,400	Singapore Post Ltd.	139,679
135,800	Singapore Press Holdings Ltd.	340,876
174,000	Singapore Reinsurance Corp. Ltd.	39,144
63,000	SMRT Corp. Ltd.	67,681
458,000	Stamford Land Corp. Ltd.	157,102
2,582,300	StarHub Ltd.	6,156,325
36,600	Sunningdale Tech Ltd.	20,770
136,000	SunVic Chemical Holdings Ltd.(d)	13,533
82,000	Super Group Ltd.(e)	43,736
7,000	Tat Hong Holdings Ltd.	2,298
54,000	Technovator International Ltd.(d)	24,402
133,000	Tiong Woon Corp. Holding Ltd.	13,061
378,314	Tuan Sing Holdings Ltd.	82,714
42,550	UMS Holdings Ltd.	15,137
220,554	United Engineers Ltd.	276,710
401,116	United Industrial Corp. Ltd.	847,390
219,657	UOB-Kay Hian Holdings Ltd.	213,943
87,611	UOL Group Ltd.	347,088
26,900	Venture Corp. Ltd.	147,378
156,229	Vibrant Group Ltd.	34,206
190,612	Wheelock Properties (Singapore) Ltd.	183,021
73,220	Wing Tai Holdings Ltd.	79,093
1,436	XP Power Ltd.	31,233
97,000	Yongnam Holdings Ltd.(d)	22,773
		68,675,272
Shares		Value
SOUTH AFRICA — 0.4%
11,472	Adcock Ingram Holdings Ltd.	$28,326
111,347	Advtech Ltd.	98,074
54,174	Aeci Ltd.	283,388
109,566	African Bank Investments Ltd.(b)(c)(d)	401
76,288	AngloGold Ashanti Ltd.(d)	658,668
6,924	Astral Foods Ltd.	42,658
25,834	AVI Ltd.	129,622
38,884	Barloworld Ltd.	174,218
28,795	Blue Label Telecoms Ltd.	22,314
3,151	Cashbuild Ltd.	54,419
16,438	Caxton and CTP Publishers and Printers Ltd.	16,115
4,704	City Lodge Hotels Ltd.	43,212
326,090	Clicks Group Ltd.	1,786,229
1,776	Consolidated Infrastructure Group Ltd.(d)	3,016
28,204	Coronation Fund Managers Ltd.	108,732
40,384	DataTec Ltd.	107,229
4,599	Distell Group Ltd.	45,924
165,998	EOH Holdings Ltd.	1,407,676
1,244	Famous Brands Ltd.	9,122
19,905	Foschini Group Ltd. (The)	155,341
293,909	Gold Fields Ltd.	1,008,568
7,837	Grand Parade Investments Ltd.	1,855
63,300	Grindrod Ltd.	39,551
71,271	Harmony Gold Mining Co. Ltd.(d)	130,931
7,349	Hudaco Industries Ltd.	46,393
14,135	Hyprop Investments Ltd.	90,253
67,405	Imperial Holdings Ltd.	517,660
131,664	Investec Plc	837,664
164	Invicta Holdings Ltd.	419
8,718	JSE Ltd.	71,037
33,715	KAP Industrial Holdings Ltd.	12,526
13,417	Lewis Group Ltd.	36,955
25,495	Liberty Holdings Ltd.	179,660
67,214	Life Healthcare Group Holdings Ltd.	148,469
20,504	Metair Investments Ltd.	30,394
271,218	MMI Holdings Ltd.	388,519
69,886	Mondi Plc	1,139,358
24,133	Mpact Ltd.	64,897
30,760	Mr Price Group Ltd.	317,455
42,526	Nampak Ltd.	52,581
67,640	Netcare Ltd.	143,923
45,409	Northam Platinum Ltd.(d)	90,393
196,458	Oceana Group Ltd.	1,385,143
87,024	Omnia Holdings Ltd.	644,997
42,192	Peregrine Holdings Ltd.	72,670
17,069	Pick’n Pay Stores Ltd.	63,164
120,570	Pioneer Foods Group Ltd.	1,006,200
4,870	PPC Ltd.	4,038
10,839	PSG Group Ltd.	124,767
22,032	Redefine Properties Ltd. REIT	13,229
18,485	Resilient REIT Ltd.	138,070

50

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
SOUTH AFRICA (continued)
12,269	Reunert Ltd.	$49,631
5,166	Santam Ltd.	58,110
155,870	Sappi Ltd.(d)	710,007
300,480	Sibanye Gold Ltd.	668,827
23,216	Spar Group Ltd. (The)	268,470
4,194	Sun International Ltd.	20,664
159,288	Super Group Ltd.(d)(e)	391,517
104,458	Telkom SA SOC Ltd.	423,086
4,245	Tiger Brands Ltd.	77,998
7,382	Tongaat Hulett Ltd.	41,479
24,146	Trencor Ltd.	57,654
55,212	Truworths International Ltd.	342,910
48,096	Tsogo Sun Holdings Ltd.	68,742
3,138	Wilson Bayly Holmes-Ovcon Ltd.	21,252
		17,176,770
SOUTH KOREA — 0.8%
416	Aekyung Petrochemical Co. Ltd.(d)	17,941
1,398	AfreecaTV Co. Ltd.(d)	27,488
821	AJ Rent A Car Co. Ltd.(d)	7,736
1,228	AK Holdings, Inc.	48,456
1,619	Anapass, Inc.(d)	23,427
61	Asia Cement Co. Ltd.(d)	4,717
299	ASIA Holdings Co. Ltd.(d)	24,743
612	Asia Paper Manufacturing Co. Ltd.(d)	8,325
5,278	Asiana Airlines, Inc.(d)	20,232
2,778	AtlasBX Co. Ltd.(d)	91,322
2,934	Baiksan Co. Ltd.(d)	12,261
772	Basic House Co. Ltd. (The)(d)	5,595
1,005	Binggrae Co. Ltd.(d)	60,207
642	Bioland Ltd.	15,172
104,993	BNK Financial Group, Inc.	793,596
1,746	Bukwang Pharmaceutical Co. Ltd.	47,151
2,010	Byucksan Corp.(d)	14,073
7,205	Cheil Worldwide, Inc.	137,031
190	Chongkundang Holdings Corp.(d)	18,522
73	Chosun Refractories Co. Ltd.(d)	4,929
624	CJ CGV Co. Ltd.	70,757
1,614	CJ CheilJedang Corp.	555,622
4,840	CJ E&M Corp.	374,273
725	CJ Korea Express Co. Ltd.(d)	133,365
930	CKD Bio Corp.(d)	20,453
1,263	Com2uSCorp(d)	144,115
270	Cosmax BTI, Inc.(d)	16,673
75	Crown Confectionery Co. Ltd.(d)	37,029
2,180	Dae Dong Industrial Co. Ltd.(d)	16,413
16,020	Dae Won Kang Up Co. Ltd.	61,791
8,001	Daeduck Electronics Co.(d)	52,835
3,310	Daeduck GDS Co. Ltd.(d)	26,520
1,201	Daehan Steel Co. Ltd.(d)	7,859
Shares		Value
SOUTH KOREA (continued)
3,830	Dae-Il Corp.(d)	$26,380
9,113	Daelim Industrial Co. Ltd.(d)	600,029
2,161	Daesang Corp.(d)	68,847
3,927	Daesang Holdings Co. Ltd.(d)	56,659
2,180	Daesung Holdings Co. Ltd.(d)	17,089
3,074	Daewon San Up Co. Ltd.(d)	15,682
9,448	Daewoo International Corp.	122,609
33,769	Daewoo Securities Co. Ltd.(d)	224,716
496	Daewoong Co. Ltd.(d)	26,703
513	Daewoong Pharmaceutical Co. Ltd.(d)	36,876
7,916	Daishin Securities Co. Ltd.(d)	80,168
1,845	Dasan Networks, Inc.(d)	10,438
3,650	Dayou Automotive Seat Technology Co. Ltd.	6,112
1,102	DCM Corp.(d)	8,860
39,722	DGB Financial Group, Inc.	297,152
1,360	Dong Ah Tire & Rubber Co. Ltd.(d)	26,042
151	Dong-A Socio Holdings Co. Ltd.(d)	27,136
1,950	Dong-Ah Geological Engineering Co. Ltd.(d)	12,271
13,634	Dongbu Insurance Co. Ltd.(d)	774,405
905	Dongbu Securities Co. Ltd.(d)	2,660
791	Dong-IL Corp.(d)	39,807
288	Dongil Industries Co. Ltd.(d)	13,043
10,139	Dongjin Semichem Co. Ltd.(d)	38,813
665	DongKook Pharmaceutical Co. Ltd.	36,243
2,076	Dongkuk Industries Co. Ltd.(d)	6,013
10,327	Dongkuk Steel Mill Co. Ltd.(d)	44,442
694	Dongkuk Structures & Construction Co. Ltd.(d)	2,696
3,480	Dongsuh Cos., Inc.	91,519
9,440	DONGSUNG Corp.(d)	52,917
1,969	Dongwha Pharmaceutical Co. Ltd.	15,070
210	Dongwon F&B Co. Ltd.	67,253
267	Dongwon Industries Co. Ltd.	58,647
221	Dongyang E&P, Inc.(d)	2,320
1,630	Doosan Corp.	104,354
2,533	DRB Holding Co. Ltd.	25,854
2,090	DY Corp.	10,023
156	e Tec E&C Ltd.	12,617
153	E1 Corp.	7,087
1,441	Eagon Industries Co. Ltd.(d)	12,557
17,017	Easy Bio, Inc.(d)	82,897
5,009	e-LITECOM Co. Ltd.(d)	60,021
305	Eo Technics Co. Ltd.(d)	32,099
7,062	Eugene Corp.(d)	24,046
13,874	Eugene Investment & Securities Co. Ltd.(d)	28,019
3,243	Eugene Technology Co. Ltd.	38,114
4,964	Eusu Holdings Co. Ltd.	28,806
3,297	EVERDIGM Corp.	23,912
656	Fila Korea Ltd.(d)	53,309

51

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,079	Fursys, Inc.	$61,426
520	Gaon Cable Co. Ltd.(d)	8,068
2,530	Global & Yuasa Battery Co. Ltd.(d)	82,354
2,787	Global Display Co. Ltd.(d)	8,129
237	Golfzon Co. Ltd.	15,462
3,423	Grand Korea Leisure Co. Ltd.	65,847
289	Green Cross Corp.(d)	52,313
2,348	Green Cross Holdings Corp.(d)	95,094
9,764	GS Engineering & Construction Corp.(d)	208,485
2,304	GS Global Corp.(d)	9,308
17,541	GS Holdings Corp.	742,487
4,367	GS Retail Co. Ltd.	239,518
2,130	Halla Corp.(d)	7,139
194,726	Han Kuk Carbon Co. Ltd.(d)	1,096,306
3,827	Hana Micron, Inc.(d)	16,170
717	Hana Tour Service, Inc.	58,853
2,251	Hancom, Inc.(d)	42,180
174	Handok, Inc.	5,296
990	Handsome Co. Ltd.	33,715
1,474	Hanil Cement Co. Ltd.(d)	121,410
2,710	Hanjin Heavy Industries & Construction Holdings Co. Ltd.(d)	10,065
1,969	Hanjin Kal Corp.(d)	25,917
1,870	Hanjin Transportation Co. Ltd.(d)	81,425
90	Hankook Shell Oil Co. Ltd.	36,377
680	Hankuk Paper Manufacturing Co. Ltd.(d)	17,057
1,523	Hanmi Semiconductor Co. Ltd.(d)	16,032
7,029	Hanon Systems(d)	314,343
956	Hansae Co. Ltd.(d)	48,047
1,879	Hansae Yes24 Holdings Co. Ltd.(d)	41,264
1,840	Hansol Chemical Co. Ltd.	92,341
520	Hansol Holdings Co. Ltd.(d)	3,220
6,958	Hansol HomeDeco Co. Ltd.(d)	8,926
744	Hansol Logistics Co. Ltd.(d)	2,074
3,623	Hansol Paper Co. Ltd.(d)	64,446
13,078	Hanwha Chemical Corp.(d)	287,731
18,918	Hanwha Corp.(d)	583,564
195	Hanwha Galleria Timeworld Co. Ltd.(d)	11,512
4,700	Hanwha General Insurance Co. Ltd.(d)	29,095
9,373	Hanwha Investment & Securities Co. Ltd.(d)	27,403
3,343	Hanyang Eng Co. Ltd.	31,984
1,616	Hanyang Securities Co. Ltd.(d)	9,394
4,708	Harim Holdings Co. Ltd.(d)	16,191
4,910	Heung-A Shipping Co. Ltd.(d)	6,409
2,406	Hite Jinro Co. Ltd.(d)	60,066
2,043	Hite Jinro Holdings Co. Ltd.(d)	27,248
Shares		Value
SOUTH KOREA (continued)
3,259	HMC Investment Securities Co. Ltd.(d)	$25,733
3,323	Hotel Shilla Co. Ltd.	182,029
700	HS R&A Co. Ltd.(d)	21,257
4,768	Huchems Fine Chemical Corp.	67,005
2,950	Humax Co. Ltd.(d)	37,153
1,193	Huons Co. Ltd.(d)	81,999
6,850	Huvis Corp.(d)	40,616
62,741	Huvitz Co. Ltd.(d)	825,504
37,641	Hy-Lok Corp.(d)	841,302
7,624	Hyosung Corp.(d)	698,243
3,447	Hyundai BNG Steel Co. Ltd.(d)	26,321
1,266	Hyundai C&F, Inc.(d)	30,635
1,840	Hyundai Corp.(d)	37,849
3,354	Hyundai Department Store Co. Ltd.	359,383
11,399	Hyundai Development Co-Engineering & Construction(d)	433,201
1,811	Hyundai Elevator Co. Ltd.(d)	74,269
26,096	Hyundai Engineering & Construction Co. Ltd.(d)	805,023
4,090	Hyundai Engineering Plastics Co. Ltd.(d)	32,497
3,301	Hyundai Greenfood Co. Ltd.(d)	62,530
704	Hyundai Home Shopping Network Corp.(d)	65,853
12,260	Hyundai Hy Communications & Network Co. Ltd.(d)	32,070
755	Hyundai Livart Furniture Co. Ltd.(d)	24,566
27,209	Hyundai Marine & Fire Insurance Co. Ltd.	736,676
22,357	Hyundai Securities Co. Ltd.(d)	101,186
4,070	Hyundai Wia Corp.(d)	361,122
878	Il Dong Pharmaceutical Co. Ltd.(d)	21,172
2,212	Iljin Electric Co. Ltd.(d)	8,454
2,696	Iljin Holdings Co. Ltd.(d)	26,396
403	Ilshin Spinning Co. Ltd.(d)	49,496
2,000	iMarketKorea, Inc.(d)	36,902
1,599	InBody Co. Ltd.	72,993
4,561	Innox Corp.(d)	47,423
680	Intelligent Digital Integrated Security Co. Ltd.	10,155
1,997	Interflex Co. Ltd.(d)	17,830
13,496	Interpark Holdings Corp.(d)	122,340
1,419	INTOPS Co. Ltd.	23,314
1,551	IS Dongseo Co. Ltd.	48,285
15,507	IsuPetasys Co. Ltd.(d)	58,659
2,800	Jahwa Electronics Co. Ltd.(d)	37,047
17,236	JB Financial Group Co. Ltd.	74,485
666	Jeil Pharmaceutical Co.(d)	21,455
5,374	KB Capital Co. Ltd.	85,366
11,141	KB Insurance Co. Ltd.	277,395
1,853	KC Green Holdings Co. Ltd.(d)	12,231
2,112	KC Tech Co. Ltd.(d)	20,831

52

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
253	KCC Corp.	$93,129
1,316	KCP Co. Ltd.(d)	23,985
2,519	KEPCO Plant Service & Engineering Co. Ltd.(d)	210,059
1,633	Keyang Electric Machinery Co. Ltd.(d)	6,464
2,369	KH Vatec Co. Ltd.(d)	38,376
585	KISCO Corp.(d)	18,189
2,233	Kishin Corp.	11,610
2,418	KISWIRE Ltd.(d)	72,265
3,098	KIWOOM Securities Co. Ltd.(d)	143,263
9,767	Koentec Co. Ltd.(d)	19,322
1,319	Koh Young Technology, Inc.(d)	40,408
143,658	Kolao Holdings	1,195,766
725	Kolon Corp.(d)	45,128
2,983	Kolon Industries, Inc.(d)	148,301
461	Kolon Life Science, Inc.	85,216
1,632	KONA I Co. Ltd.(d)	38,425
2,126	Kook Soon Dang Brewery Co. Ltd.(d)	13,214
3,069	Korea Circuit Co. Ltd.(d)	28,532
809	Korea Electric Terminal Co. Ltd.	67,726
820	Korea Export Packaging Industrial Co. Ltd.(d)	12,960
1,060	Korea Flange Co. Ltd.(d)	11,203
1,290	Korea Gas Corp.(d)	40,477
15,405	Korea Investment Holdings Co. Ltd.(d)	602,718
1,694	Korea Kolmar Co. Ltd.(d)	144,382
602	Korea Kolmar Holdings Co. Ltd.(d)	29,782
668	Korea PetroChemical Ind Co. Ltd.(d)	112,139
1,632	Korea United Pharm, Inc.(d)	26,897
7,494	Korean Air Lines Co. Ltd.(d)	155,899
19,281	Korean Reinsurance Co.	214,141
2,714	Kortek Corp.	26,442
787	KPX Chemical Co. Ltd.	29,623
1,913	Kukdo Chemical Co. Ltd.	96,705
2,220	Kumho Petrochemical Co. Ltd.	94,555
865	Kumkang Kind Co. Ltd.(d)	24,960
1,030	Kunsul Chemical Industrial Co. Ltd.(d)	30,151
5,317	Kwang Dong Pharmaceutical Co. Ltd.(d)	55,342
4,902	Kyobo Securities Co. Ltd.	36,480
597	Kyung Dong Navien Co. Ltd.(d)	14,672
101	Kyungbang Ltd.(d)	16,846
5,351	Kyungchang Industrial Co. Ltd.(d)	24,437
1,746	Kyungdong Pharm Co. Ltd.	27,294
2,833	Kyung-In Synthetic Corp.(d)	8,097
1,856	LEENO Industrial, Inc.	60,228
2,220	LF Corp.	48,180
491	LG Hausys Ltd.	48,777
3,281	LG Innotek Co. Ltd.	227,837
Shares		Value
SOUTH KOREA (continued)
6,921	LG International Corp.	$179,925
71,227	LG Uplus Corp.	577,667
2,359	Lock & Lock Co. Ltd.	25,481
319	Lotte Chilsung Beverage Co. Ltd.(d)	580,882
97	Lotte Food Co. Ltd.(d)	76,863
480	LOTTE Himart Co. Ltd.(d)	22,671
5,839	Lotte Non-Life Insurance Co. Ltd.(d)	13,413
2,471	LS Industrial Systems Co. Ltd.	84,345
16,340	Macquarie Korea Infrastructure Fund	111,373
48	Maeil Dairy Industry Co. Ltd.(d)	1,643
5,678	Medy-Tox, Inc.	2,465,881
450	MegaStudyEdu Co. Ltd.(d)	21,893
4,961	Meritz Financial Group, Inc.	51,248
20,522	Meritz Fire & Marine Insurance Co. Ltd.	256,882
135,059	Meritz Securities Co. Ltd.	417,619
44	Mi Chang Oil Industrial Co. Ltd.(d)	2,876
19,450	Mirae Asset Securities Co. Ltd.(d)	308,801
1,450	MK Electron Co. Ltd.(d)	7,448
9,910	Moorim P&P Co. Ltd.(d)	35,117
8,590	Motonic Corp.	71,828
1,053	Muhak Co. Ltd.(d)	26,891
2,496	Namhae Chemical Corp.(d)	19,635
1,118	NCSoft Corp.	220,095
1,538	Neowiz Games Corp.(d)	20,926
3,444	NEPES Corp.(d)	16,126
2,303	Nexen Corp.(d)	136,867
2,396	Nexen Tire Corp.	23,041
18,756	NH Investment & Securities Co. Ltd.(d)	151,214
2,105	NICE Holdings Co. Ltd.(d)	36,554
5,313	NICE Information Service Co. Ltd.(d)	43,104
3,081	NK Co. Ltd.(d)	17,445
199	Nong Shim Holdings Co. Ltd.	27,278
280	NongShim Co. Ltd.	109,461
454	Noroo Holdings Co. Ltd.(d)	8,884
2,740	NPC(d)	17,100
3,432	OCI Co. Ltd.(d)	191,992
537	OCI Materials Co. Ltd.(d)	50,174
1,723	Osstem Implant Co. Ltd.(d)	119,458
131	Ottogi Corp.(d)	154,957
2,944	Pan-Pacific Co. Ltd.(d)	10,469
1,530	PaperCorea, Inc.(d)	927
1,581	Paradise Co. Ltd.(d)	19,756
4,829	Partron Co. Ltd.	43,894
9,216	Poongsan Corp.	187,762
2,204	Poongsan Holdings Corp.	70,853
3,440	POSCO Chemtech Co. Ltd.	34,226
9,753	Posco ICT Co. Ltd.(d)	37,398
601	Posco M-Tech Co. Ltd.	1,196

53

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
180	Pulmuone Co. Ltd.(d)	$29,395
131,567	Pyeong Hwa Automotive Co. Ltd.(d)	1,418,988
3,651	S&T Dynamics Co. Ltd.(d)	38,345
3,341	S&T Holdings Co. Ltd.	84,832
1,402	S&T Motiv Co. Ltd.(d)	99,170
2,112	S-1 Corp.	180,145
481	Sajo Industries Co. Ltd.(d)	25,060
422	Sam Yung Trading Co. Ltd.(d)	7,857
163	Samchully Co. Ltd.(d)	12,599
1,716	SAMHWA Paints Industrial Co. Ltd.	16,666
5,492	Samick Musical Instruments Co. Ltd.	14,110
4,310	Samick THK Co. Ltd.	32,322
2,001	Samjin Pharmaceutical Co. Ltd.	45,342
250	Samkwang Glass Co. Ltd.	18,035
217	Samlip General Foods Co. Ltd.(d)	58,438
5,104	Samsung Card Co. Ltd.	162,644
10,812	Samsung Electro-Mechanics Co. Ltd.	501,986
1,316	Samsung Fine Chemicals Co. Ltd.	41,653
2,960	Samsung Securities Co. Ltd.(d)	94,168
318	Samyang Holdings Corp.(d)	47,210
10,570	Savezone I&C Corp.(d)	46,258
5,185	SBS Media Holdings Co. Ltd.(d)	15,323
7,130	Seah Besteel Corp.(d)	151,090
485	SeAH Holdings Corp.(d)	57,107
1,408	SeAH Steel Corp.(d)	59,357
2,045	Sebang Co. Ltd.(d)	25,972
59,370	Seegene, Inc.(d)	1,921,228
5,490	Sejong Industrial Co. Ltd.(d)	43,794
877	Seobu T&D(d)	14,764
23,722	Seohee Construction Co. Ltd.(d)	19,840
5,420	Seoul Semiconductor Co. Ltd.	70,888
3,879	Seoyon Co. Ltd.(d)	38,003
3,253	Sewon Cellontech Co. Ltd.(d)	9,962
520	Sewon Precision Industry Co. Ltd.	8,702
1,290	SFA Engineering Corp.(d)	57,355
3,125	Shin Poong Pharmaceutical Co. Ltd.(d)	13,539
2,335	Shinsegae Co. Ltd.	415,990
201	Shinsegae Information & Communication Co. Ltd.	17,534
176	Shinsegae International Co. Ltd.	13,425
4,011	Shinsung Solar Energy Co. Ltd.(d)	6,097
22,990	Shinsung Tongsang Co. Ltd.(d)	25,599
15,480	Shinwon Corp.(d)	22,796
1,305	Silicon Works Co. Ltd.	30,694
1,338	Silla Co. Ltd.(d)	16,385
1,760	SIMPAC, Inc.(d)	7,937
1,888	SJM Co. Ltd.(d)	9,376
Shares		Value
SOUTH KOREA (continued)
1,334	SK Chemicals Co. Ltd.	$89,921
1,907	SK Gas Ltd.	115,919
9,924	SK Networks Co. Ltd.	45,424
39,972	SK Securities Co. Ltd.(d)	35,595
10,160	SKC Co. Ltd.	264,609
2,927	SL Corp.(d)	42,985
3,825	Songwon Industrial Co. Ltd.(d)	48,020
2,204	Soulbrain Co. Ltd.(d)	70,034
3,036	Ssangyong Cement Industrial Co. Ltd.(d)	43,257
7,407	STS Semiconductor & Telecommunications(d)	14,088
1,402	Suheung Co. Ltd.	43,958
379	Sungchang Enterprise Holdings Ltd.(d)	12,681
5,826	Sungshin Cement Co. Ltd.(d)	39,748
214	Sunjin Co. Ltd.(d)	5,034
141	Suprema, Inc.(b)(c)(d)	1,917
6,520	Tae Kyung Industrial Co. Ltd.(d)	28,079
182	Taekwang Industrial Co. Ltd.(d)	151,026
10,606	Taeyoung Engineering & Construction Co. Ltd.(d)	42,676
10,109	Tailim Packaging Industrial Co. Ltd.(d)	24,938
16,250	TK Chemical Corp.(d)	31,497
3,460	TK Corp.	24,490
16,256	Tongyang Life Insurance Co. Ltd.	138,928
3,450	Tovis Co. Ltd.	22,043
1,049	TS Corp.(d)	19,889
1,935	Unid Co. Ltd.(d)	68,206
740	Value Added Technologies Co. Ltd.(d)	29,906
719	Vieworks Co. Ltd.(d)	30,121
2,705	Wonik IPS Co. Ltd.(d)	24,088
3,529	Woongjin Thinkbig Co. Ltd.(d)	35,384
4,055	Y G-1 Co. Ltd.(d)	35,441
1,080	YESCO Co. Ltd.	31,911
1,004	YG Entertainment, Inc.(d)	36,863
9,270	Yoosung Enterprise Co. Ltd.(d)	28,275
2,084	Youlchon Chemical Co. Ltd.	19,823
191	Young Poong Corp.(d)	152,198
2,354	Young Poong Precision Corp.(d)	16,005
3,086	Youngone Corp.(d)	132,044
1,498	Youngone Holdings Co. Ltd.(d)	86,615
454	Yuhan Corp.(d)	126,963
		38,142,623
SPAIN — 0.7%
60,180	Abertis Infraestructuras SA	896,580
11,710	Acciona SA	899,589
19,655	Acerinox SA	177,262
983	Acs Actividades de Cons I-2016 Shares	24,813

54

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
SPAIN (continued)
55,027	ACS Actividades de Construccion y Servicios SA	$1,397,981
12,110	Aena SA(d)	1,348,369
19,684	Almirall SA	380,031
7,200	Atresmedia Corp. de Medios de Comunicaion SA	68,326
1,834,512	Banco de Sabadell SA	3,320,333
607,402	Banco Popular Espanol SA	1,641,158
757,400	Bankia SA	753,719
178,993	Bankinter SA	1,249,071
895	Baron de Ley(d)	92,973
17,990	Bolsas y Mercados Espanoles SHMSF SA	540,477
20,024	Caja de Ahorros del Mediterraneo(b)(c)(d)	0
4,948	Cementos Portland Valderrivas SA(d)	27,439
11,410	Cia de Distribucion Integral Logista Holdings SA	237,861
14,653	Cie Automotive SA	213,685
452	Construcciones y Auxiliar de Ferrocarriles SA	119,976
7,750	Corp. Financiera Alba SA	306,518
197,780	Distribuidora Internacional de Alimentacion SA	1,066,117
8,393	Duro Felguera SA	10,889
25,642	Ebro Foods SA	502,552
88,525	EDP Renovaveis SA	687,802
8,592	Elecnor SA	61,576
84,071	Enagas SA	2,445,290
34,719	Ence Energia y Celulosa SA	110,717
18,452	Ercros SA(d)	9,947
15,889	Faes Farma SA	46,573
481	Faes Farma SA - New Issue Shares 2015(d)	1,400
62,797	Ferrovial SA	1,376,053
9,353	Fluidra SA	31,379
5,505	Fomento de Construcciones y Contratas SA(d)	41,523
76,952	Gamesa Corp. Tecnologica SA	1,438,117
49,160	Grifols SA	724,920
37,860	Grifols SA	790,181
16,692	Grupo Catalana Occidente SA	512,368
1,413	Iberpapel Gestion SA	25,827
9,566	Indra Sistemas SA(d)	94,575
67,738	Inmobiliaria Colonial SA(d)	45,377
1,502	Laboratorios Farmaceuticos Rovi SA	22,800
198,527	Liberbank SA(d)	274,937
435,492	Mapfre SA	978,219
62,845	Mediaset Espana Comunicacion SA	611,157
11,410	Melia Hotels International SA	124,600
9,143	Miquel y Costas & Miquel SA	344,205
14,127	NH Hotel Group SA(d)	58,693
20,424	Obrascon Huarte Lain SA	109,279
Shares		Value
SPAIN (continued)
59,916	Papeles y Cartones de Europa SA	$316,570
9,252	Pescanova SA(b)(c)(d)	0
19,936	Pharma Mar SA(d)	50,630
1,765	Prim SA	16,373
889,006	Prosegur Cia de Seguridad SA	3,987,888
30,225	Red Electrica Corp. SA	2,447,124
114,480	Sacyr SA	193,081
12,977	Tecnicas Reunidas SA	432,409
41,405	Tubacex SA	74,824
4,430	Vidrala SA	216,397
10,607	Viscofan SA	635,760
6,359	Vocento SA(d)	8,514
69,264	Zardoya Otis SA	729,679
		35,352,483
SWEDEN — 0.8%
4,908	AAK AB	319,485
10,741	Acando AB	21,331
3,083	AddNode Group AB	20,227
12,158	AddTech AB - Class B	166,335
719,971	AF AB - B Shares(c)	11,352,844
2,072	Atrium Ljungberg AB - Class B	29,965
2,441	Avanza Bank Holding AB	92,077
13,583	Axfood AB	237,655
6,689	B&B Tools AB - Class B	85,610
4,948	Beijer Alma AB	110,909
2,816	Beijer Ref AB	61,531
14,448	Betsson AB	230,947
11,179	Bilia AB	209,666
79,471	BillerudKorsnas AB	1,266,366
2,484	BioGaia AB - Class B	74,524
8,156	Biotage AB	22,079
140,078	Boliden AB	1,948,853
2,022	Bulten AB	18,320
19,231	Bure Equity AB	143,429
11,054	Byggmax Group AB	91,950
8,237	Castellum AB	122,802
1,272	Catena AB	16,997
7,218	Clas Ohlson AB - Class B	119,673
56,029	Cloetta AB - B Shares(d)	180,139
11,559	Doro AB(d)	78,252
12,044	Duni AB	180,299
52,670	Elekta AB - Class B	392,791
580,373	Eltel AB(c)(d)	5,791,578
1,207	Enea AB	12,803
7,041	Fabege AB	109,160
2,223	Fagerhult AB	37,058
4,295	Getinge AB - Class B	94,603
22,187	Gunnebo AB	110,550
3,932	Haldex AB	34,000
49,658	Hexpol AB	440,654
5,834	Hiq International AB	33,921
440	HMS Networks AB	11,789
12,960	Holmen AB - Class B	371,438
16,852	Husqvarna AB - Class A	107,529

55

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
SWEDEN (continued)
123,031	Husqvarna AB - Class B	$781,462
5,489	Indutrade AB	292,222
14,684	Intrum Justitia AB	486,576
13,671	JM AB	376,495
17,550	KappAhl AB	69,878
3,685	KNOW IT AB	24,386
13,464	Kungsleden AB	90,038
8,118	Lagercrantz Group AB - B Shares	63,605
18,526	Lindab International AB	133,785
22,722	Loomis AB - Class B	676,687
14,653	Lundin Petroleum AB(d)	210,675
128,471	Meda AB - Class A	1,382,579
310	Medivir AB - Class B(d)	2,429
9,858	Mekonomen AB	201,282
6,717	Modern Times Group MTG AB - Class B	178,154
4,122	MQ Holding AB	20,571
3,624	Munksjo Oyj	31,137
5,655	Mycronic AB	50,716
1,799	NCC AB - Class A	60,823
40,560	NCC AB - Class B	1,376,985
2,159	Nederman Holding AB	56,145
66,395	Net Insight AB - Class B(d)	48,188
4,881	Netent AB	244,108
10,064	New Wave Group AB - Class B	36,167
10,411	Nibe Industrier AB - Class B	300,845
31,265	Nobia AB	349,272
8,614	Nolato AB - B Shares	227,511
16,154	Nordnet AB - Class B	64,391
53,368	Opus Group AB	35,658
117,641	Peab AB	893,302
12,951	Pricer AB - B Shares(d)	12,338
5,327	Proffice AB - Class B	15,469
33,581	Ratos AB - Class B	180,049
32,557	Rezidor Hotel Group AB	111,320
10,568	Saab AB - Class B	319,007
166	Sagax AB - Class B	1,215
48,567	SAS AB(d)	139,743
3,644	Sectra AB - B Shares	44,876
60,029	Securitas AB - Class B	884,834
3,842	Semcon AB	18,374
7,282	SkiStar AB	98,604
31,885	SSAB - A Shares(d)	76,742
63,742	SSAB AB - B Shares(d)	133,469
13,628	Sweco AB - Class B	200,415
2,770	Systemair AB	35,973
160,843	Tele2 AB - B Shares	1,337,477
3,356	Transcom Worldwide AB(d)	32,923
54,462	Trelleborg AB - Class B	940,056
2,479	Vitrolife AB	78,092
12,698	Wallenstam AB	90,454
		38,267,641
Shares		Value
SWITZERLAND — 1.6%
7,763	AFG Arbonia-Forster Holding AG(d)	$75,057
555,000	Allied World Assurance Co. Holdings AG	20,307,450
4,067	Allreal Holding AG	536,383
553	Alpiq Holding AG	56,847
934	ALSO Holding AG	57,953
276	APG SGA SA	107,326
25,085	Aryzta AG	1,147,717
11,931	Ascom Holding AG	190,450
827	Autoneum Holding AG	180,426
83	Bachem Holding AG - Class B	4,218
30,200	Baloise Holding AG	3,702,063
640	Bank Coop AG	25,893
277	Banque Cantonale de Geneve	71,705
935	Banque Cantonale Vaudoise	564,495
486	Barry Callebaut AG	556,372
942	Basler Kantonalbank	63,086
1,342	Belimo Holding AG	3,043,262
61	Bell AG	214,175
1,144	Berner Kantonalbank AG	216,051
528	BKW AG	19,296
2,740	Bobst Group SA	112,492
1,166	Bossard Holding AG	107,374
2,624	Bucher Industries AG	538,025
31,558	Burckhardt Compression Holding AG(c)	9,852,273
232	Burkhalter Holding AG	23,951
1,012	Calida Holding AG	30,360
36	Carlo Gavazzi Holding AG	7,460
1,410	Cembra Money Bank AG	84,836
178	Cham Paper Holding AG	43,152
230	Cicor Technologies	5,612
40	Cie Financiere Tradition SA	2,380
117,388	Clariant AG	1,916,879
43,237	Coca-Cola HBC AG - CDI	885,397
638	Coltene Holding AG	38,561
140	Conzzeta AG	84,437
32,592	Daetwyler Holding AG	4,160,727
821	dorma+kaba Holding AG	507,171
2,326	Dufry AG(d)	252,214
11,406	EFG International AG	99,435
844	Emmi AG	389,368
894	EMS-Chemie Holding AG	375,246
2,730	Energiedienst Holding AG	66,590
1,279	Flughafen Zuerich AG	943,034
178	Forbo Holding AG	188,913
854	Galenica AG	1,193,199
47,446	GAM Holding AG	662,848
3,045	Gategroup Holding AG	112,563
2,399	Georg Fischer AG	1,585,406
127	Gurit Holding AG	64,360
4,128	Helvetia Holdings AG	2,151,197
3,758	Highlight Communications AG	23,027
201	HOCHDORF Holding AG	33,793
1,537	Huber & Suhner AG	64,975

56

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
SWITZERLAND (continued)
5,293	Implenia AG	$259,694
249	Inficon Holding AG	70,660
136	Interroll Holding AG	104,879
104	Intershop Holding AG	42,029
7,531	Julius Baer Group Ltd.	319,667
1	Jungfraubahn Holding AG	92
1,015	Kardex AG	72,742
1,169	Komax Holding AG	248,156
19,796	Kudelski SA	271,803
403	Kuoni Reisen Holding AG	125,439
144	LEM Holding SA	105,789
13,174	Logitech International SA	209,034
10,301	Lonza Group AG	1,578,106
989	Luzerner Kantonalbank AG	367,340
275	MCH Group AG	16,417
73	Metall Zug AG - Class B	179,851
1,111	Meyer Burger Technology AG(d)	6,406
8,521	Micronas Semiconductor Holding AG	61,483
1,603	Mobilezone Holding AG	22,509
1,904	Mobimo Holding AG	401,983
111,727	OC Oerlikon Corp AG	997,176
2,840	Orascom Development Holding AG(d)	24,799
3,404	Oriflame Holding AG(d)	47,949
1,832	Orior AG	108,749
1,572	Panalpina Welttransport Holding AG	152,593
3,238	Partners Group Holding AG	1,167,800
208	Phoenix Mecano AG	88,833
140	Plazza AG(d)	27,134
1,315	Rieter Holding AG	243,754
154	Romande Energie Holding SA	139,798
78	Schaffner Holding AG	16,387
129,528	Schmolz & Bickenbach AG(d)	62,185
225	Schweiter Technologies AG	184,968
763	Siegfried Holding AG	140,623
441	Sika AG	1,578,180
1,983	Sonova Holding AG	238,192
763	St. Galler Kantonalbank AG	270,514
216,204	STMicroelectronics NV(e)	1,412,473
75,490	Stmicroelectronics NV(c)(e)	493,988
1,057	Straumann Holding AG	320,929
4,456	Sulzer AG	406,396
8,673	Swiss Life Holding AG	2,210,788
896	Swissquote Group Holding SA	23,022
953	Tamedia AG	158,567
717	Tecan Group AG	103,537
4,539	Temenos Group AG	220,625
4,427	Valiant Holding AG	483,088
1,601	Valora Holding AG	329,683
457	Vaudoise Assurances Holding SA	223,472
24	Vetropack Holding AG	33,264
7,402	Vontobel Holding AG	311,817
Shares		Value
SWITZERLAND (continued)
679	Walter Meier AG	$23,376
62	Ypsomed Holding AG	8,643
3,383	Zehnder Group AG	119,166
52	Zug Estates Holding AG - B Shares	75,002
31	Zuger Kantonalbank AG	144,743
		74,803,772
TAIWAN — 0.7%
32,000	Accton Technology Corp.	32,863
302,878	Acer, Inc.(d)	105,105
64,765	Achem Technology Corp.	20,802
9,000	Actron Technology Corp.	31,994
9,998	Adlink Technology, Inc.	20,883
54,060	Advancetek Enterprise Co. Ltd.	27,102
306,694	Airtac International Group	1,461,489
22,045	Alltek Technology Corp.	16,835
29,050	Altek Corp.	22,676
44,000	Ambassador Hotel (The)	35,176
18,000	AMPOC Far-East Co. Ltd.	11,442
24,139	Anpec Electronics Corp.	14,490
42,000	APCB, Inc.	15,055
164,230	Ardentec Corp.	107,158
63,427	Arima Communications Corp.(d)	12,868
28,000	Asia Optical Co., Inc.(d)	26,182
30,100	Asia Vital Components Co. Ltd.	25,462
11,000	Aten International Co. Ltd.	22,548
118,000	AU Optronics Corp.	30,686
27,800	Audix Corp.	26,874
12,000	Aurora Corp.	19,050
43,991	Bank of Kaohsiung Co. Ltd.	11,422
360,350	BES Engineering Corp.	67,063
28,000	Biostar Microtech International Corp.(d)	5,914
1,000	Boardtek Electronics Corp.	826
13,000	C Sun Manufacturing Ltd.	4,672
145,781	Capital Securities Corp.	38,160
69,000	Career Technology Manufacturing Co. Ltd.	45,231
13,000	Casetek Holdings Ltd.	67,453
149,000	Cathay Real Estate Development Co. Ltd.	57,969
19,760	Central Reinsurance Co. Ltd.	8,650
28,000	Chailease Holding Co. Ltd.	44,652
26,000	ChainQui Construction Development Co. Ltd.	16,879
87,000	Champion Building Materials Co. Ltd.(d)	17,463
1,923	Chang Wah Electromaterials, Inc.	4,586
46,185	Charoen Pokphand Enterprise	30,731
7,000	Chaun-Choung Technology Corp.	31,023
13,000	CHC Resources Corp.	23,173
731,920	Cheng Loong Corp.	239,706

57

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
TAIWAN (continued)
110,797	Cheng Uei Precision Industry Co. Ltd.	$141,971
311,659	Chia Hsin Cement Corp.	84,437
99,527	Chicony Electronics Co. Ltd.	206,663
48,120	Chien Kuo Construction Co. Ltd.	12,285
11,164	Chilisin Electronics Corp.	21,638
541,744	China Airlines Ltd.(d)	184,429
18,000	China Chemical & Pharmaceutical Co. Ltd.	10,373
11,000	China Ecotek Corp.	17,857
69,907	China General Plastics Corp.	29,441
41,108	China Life Insurance Co. Ltd.	29,197
63,077	China Metal Products	47,897
395,881	China Petrochemical Development Corp.(d)	94,912
12,114	China Steel Chemical Corp.	39,278
37,000	China Steel Structure Co. Ltd.	21,106
202,321	China Synthetic Rubber Corp.	139,856
44,800	China Wire & Cable Co. Ltd.	16,355
42,883	Chin-Poon Industrial Co. Ltd.	67,846
45,000	Chipbond Technology Corp.	63,813
12,751	Chipmos Technologies, Inc.	12,077
35,876	Chroma ATE, Inc.	71,231
64,000	Chun Yu Works & Co. Ltd.	26,647
112,779	Chun Yuan Steel	29,958
77,779	Chung Hwa Pulp Corp.	21,415
69,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	35,296
228,000	Chunghwa Picture Tubes Ltd.(d)	5,085
4,000	Cleanaway Co. Ltd.	19,910
51,348	Clevo Co.	48,772
26,300	CoAsia Microelectronics Corp.(d)	15,111
95,000	Compal Electronics, Inc.	55,323
366,000	Compeq Manufacturing Co. Ltd.	210,722
51,000	Concord Securities Co. Ltd.(d)	10,661
115,873	Continental Holdings Corp.(d)	33,398
221,500	Coretronic Corp.	174,076
50,000	Coxon Precise Industrial Co. Ltd.	67,806
84,838	CTCI Corp.	94,036
2,637	Cub Elecparts, Inc.	30,319
9,660	Cyberlink Corp.	19,809
6,000	Cyberpower Systems, Inc.	20,999
76,000	DA CIN Construction Co. Ltd.	32,878
15,678	Da-Li Development Co. Ltd.	9,048
42,000	Darfon Electronics Corp.	21,894
66,201	Delpha Construction Co. Ltd.(d)	32,236
24,000	Depo Auto Parts Industrial Co. Ltd.	82,218
7,000	DFI, Inc.	9,197
65,904	D-Link Corp.(d)	20,585
Shares		Value
TAIWAN (continued)
20,183	Dynamic Electronics Co. Ltd.(d)	$5,570
54,000	E Ink Holdings, Inc.(d)	23,432
63,675	Eastern Media International Corp.(d)	12,405
13,541	Edom Technology Co. Ltd.	7,174
34,320	Elan Microelectronics Corp.	43,818
14,000	E-LIFE MALL Corp.	23,188
14,400	Elite Advanced Laser Corp.	55,180
43,967	Elite Material Co. Ltd.	76,459
14,000	Elite Semiconductor Memory Technology, Inc.	11,706
96,489	Elitegroup Computer Systems Co. Ltd.	57,204
9,000	eMemory Technology, Inc.	104,822
8,480	ENG Electric Co. Ltd.	4,450
133,000	EnTie Commercial Bank Co. Ltd.	56,668
75,015	Epistar Corp.	63,832
105,806	Eternal Materials Co. Ltd.	102,933
28,000	E-Ton Solar Tech Co. Ltd.(d)	9,554
474,272	Eva Airways Corp.(d)	249,729
40,000	Everest Textile Co. Ltd.	17,749
99,000	Evergreen International Storage & Transport Corp.	38,685
297,138	Evergreen Marine Corp. Taiwan Ltd.	104,150
62,231	Everlight Chemical Industrial Corp.	38,420
75,643	Everlight Electronics Co. Ltd.	126,571
10,373	Excelsior Medical Co. Ltd.	15,656
192,062	Far Eastern Department Stores Ltd.	96,520
688,085	Far Eastern International Bank	192,041
478	Faraday Technology Corp.	640
43,000	Farglory F T Z Investment Holding Co. Ltd.(d)	18,796
156,133	Federal Corp.	70,074
56,320	Feng Hsin Steel Co. Ltd.	63,204
19,000	First Copper Technology Co. Ltd.	3,604
62,293	First Hotel	35,033
61,000	First Insurance Co. Ltd. (The)	19,993
11,045	FLEXium Interconnect, Inc.	26,615
9,955	Flytech Technology Co. Ltd.	30,248
48,000	Formosa Advanced Technologies Co. Ltd.	27,775
9,764	Formosa International Hotels Corp.	63,437
31,203	Formosa Oilseed Processing Co. Ltd.	24,098
120,000	Formosa Taffeta Co. Ltd.	107,062
61,000	Formosan Rubber Group, Inc.	31,201
73,628	Formosan Union Chemical.	32,451
33,000	Fortune Electric Co. Ltd.	15,243
55,439	Founding Construction & Development Co. Ltd.	28,085
90,321	Froch Enterprise Co. Ltd.	24,755

58

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
TAIWAN (continued)
23,518	FSP Technology, Inc.	$14,926
15,000	Fubon No. 1 REIT	7,098
89,000	Fubon No. 2 REIT	33,263
34,800	Fullerton Technology Co. Ltd.	23,647
105,412	Fwusow Industry Co. Ltd.	42,263
34,639	G Shank Enterprise Co. Ltd.	22,917
7,535	GeoVision, Inc.	16,184
77,000	Getac Technology Corp.	46,747
58,781	Gigabyte Technology Co. Ltd.	60,868
2,400	Gigasolar Materials Corp.	48,687
290,000	Ginko International Co. Ltd.	3,443,816
2,474	Gintech Energy Corp.(d)	2,401
12,000	Global Lighting Technologies, Inc.	23,497
76,650	Globe Union Industrial Corp.	32,650
164,770	Gold Circuit Electronics Ltd.(d)	44,840
370,852	Goldsun Building Materials Co. Ltd.	85,571
7,000	Gourmet Master Co. Ltd.	46,759
344,000	Grand Pacific Petrochemical	159,926
12,000	Grape King Bio Ltd.	65,838
59,000	Great China Metal Industry	49,053
40,000	Great Taipei Gas Co. Ltd.	26,651
127,946	Great Wall Enterprise Co. Ltd.	77,042
27,000	GTM Holdings Corp.(d)	9,326
35,000	Hannstar Board Corp.	10,427
333,000	HannStar Display Corp.(d)	42,113
30,300	Harvatek Corp.	11,490
110,000	Hey Song Corp.	109,931
66,666	Highwealth Construction Corp.	61,909
7,000	Hiroca Holdings Ltd.	26,334
620	Hitron Technology, Inc.	397
13,309	Hiwin Technologies Corp.	49,149
92,506	Ho Tung Chemical Corp.(d)	19,178
87,000	Hocheng Corp.	21,063
8,800	Holiday Entertainment Co. Ltd.	13,907
28,294	Holy Stone Enterprise Co. Ltd.	27,594
62,000	Hong Tai Electric Industrial	15,119
17,507	Hota Industrial Manufacturing Co. Ltd.	73,585
68,678	Hsin Kuang Steel Co. Ltd.	25,316
56,993	Hsing TA Cement Co.	16,674
11,000	Hu Lane Associate, Inc.	45,286
253,000	HUA ENG Wire & Cable Co. Ltd.(d)	49,842
479	Huaku Development Co. Ltd.	763
31,000	Hung Ching Development & Construction Co. Ltd.	14,122
109,514	Hung Poo Real Estate Development Corp.	67,288
39,000	Hung Sheng Construction Ltd.	16,393
41,991	Hwa Fong Rubber Co. Ltd.	14,683
34,341	Ichia Technologies, Inc.	16,076
22,000	I-Chiun Precision Industry Co. Ltd.	6,176
31,000	ILI Technology Corp.	45,931
Shares		Value
TAIWAN (continued)
3,000	Infortrend Technology, Inc.	$1,565
180,155	Inventec Corp.	135,134
2,000	I-Sheng Electric Wire & Cable Co. Ltd.	2,027
26,691	ITE Technology, Inc.	21,926
14,000	Jess-Link Products Co. Ltd.	11,586
139,723	Jih Sun Financial Holdings Co. Ltd.	28,600
4,680	Johnson Health Tech Co. Ltd.	7,046
13,000	Kaulin Manufacturing Co. Ltd.	6,188
165,823	KEE TAI Properties Co. Ltd.	70,241
142,825	Kenda Rubber Industrial Co. Ltd.	203,222
24,000	Kenmec Mechanical Engineering Co. Ltd.	8,867
49,000	Kerry TJ Logistics Co. Ltd.	54,495
171,000	Kindom Construction Corp.	72,094
132,000	King Slide Works Co. Ltd.	1,715,351
157,184	King Yuan Electronics Co. Ltd.	104,760
294,185	King’s Town Bank Co. Ltd.	186,171
27,062	King’s Town Construction Co. Ltd.	14,956
16,000	Kinik Co.	24,077
244,343	Kinpo Electronics, Inc.(d)	72,820
56,000	Kinsus Interconnect Technology Corp.	117,712
534,123	KMC Kuei Meng International, Inc.	1,964,490
16,328	KS Terminals, Inc.	17,374
11,000	Kung Long Batteries Industrial Co. Ltd.	45,289
40,000	Kung Sing Engineering Corp.(d)	13,066
104,982	Kuoyang Construction Co. Ltd.	33,135
171,936	Kwong Fong Industries Corp.	89,172
116,428	KYE Systems Corp.	33,929
32,000	L&K Engineering Co. Ltd.	18,001
102,714	Lealea Enterprise Co. Ltd.	27,487
43,000	LEE CHI Enterprises Co. Ltd.	14,572
60,638	Leofoo Development Co. Ltd.	18,731
167,788	Li Peng Enterprise Co. Ltd.(d)	40,038
32,080	Lian Hwa Food Corp.	28,300
262,616	Lien Hwa Industrial Corp.	148,063
70,000	Lingsen Precision Industries Ltd.	17,287
53,882	Lite-On Semiconductor Corp.	37,536
139,000	Lite-On Technology Corp.	147,893
64,000	Long Bon International Co. Ltd.	34,990
225,934	Long Chen Paper Co. Ltd.	67,881
6,000	Longwell Co.	5,421
9,451	Lotes Co. Ltd.	34,581
69,000	Lucky Cement Corp.	19,811
13,939	Lumax International Corp. Ltd.	17,779
183,509	Macronix International(d)	21,713
7,632	Makalot Industrial Co. Ltd.	51,543
44,000	Marketech International Corp.	29,072
145,892	Masterlink Securities Corp.	38,750

59

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
TAIWAN (continued)
2,152	Mayer Steel Pipe Corp.	$816
31,440	Meiloon Industrial Co. Ltd.	11,274
97,188	Mercuries & Associates Holding Ltd.	56,272
1,921	Mercuries Life Insurance Co. Ltd.	1,004
16,130	Merida Industry Co. Ltd.	71,341
27,091	Merry Electronics Co. Ltd.	45,778
55,404	Micro-Star International Co. Ltd.	70,302
17,369	Mirle Automation Corp.	17,297
39,000	Motech Industries Inc.(d)	47,606
4,000	Nak Sealing Technologies Corp.	9,814
24,000	Namchow Chemical Industrial Co. Ltd.	43,802
28,590	Nan Kang Rubber Tire Co. Ltd.(d)	23,441
49,000	Nan Ren Lake Leisure Amusement Co. Ltd.	11,945
38,000	Nan Ya Printed Circuit Board Corp.	37,607
35,969	Nantex Industry Co. Ltd.	26,111
21,000	National Petroleum Co. Ltd.	22,595
38,662	Neo Solar Power Corp.	25,402
10,000	New Era Electronics Co. Ltd.	6,801
34,043	Nichidenbo Corp.	22,272
40,267	Nien Hsing Textile Co. Ltd.	26,079
4,000	Nishoku Technology, Inc.	4,941
32,000	Novatek Microelectronics Corp.	134,156
23,000	Ocean Plastics Co. Ltd.(d)	16,924
171,000	OptoTech Corp.	51,433
71,000	Orient Semiconductor Electronics Ltd.(d)	23,711
35,500	Oriental Union Chemical Corp.	20,709
555,000	Pacific Hospital Supply Co. Ltd.	1,391,253
159,453	Pan Jit International, Inc.	64,340
7,000	Parade Technologies Ltd.	55,742
4,242	Paragon Technologies Co. Ltd.	3,425
13,166	PChome Online, Inc.	119,413
39,746	Phihong Technology Co. Ltd.	13,755
11,000	Phison Electronics Corp.	80,027
12,000	Pixart Imaging, Inc.	27,144
7,000	Portwell, Inc.	8,892
130,200	Powertech Technology, Inc.	273,444
5,100	Poya International Co. Ltd.	46,966
388,807	President Securities Corp.	147,299
312,370	Prince Housing & Development Corp.	86,755
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	23,415
16,000	Promise Technology, Inc.	10,209
628,520	Qisda Corp.	190,467
66,008	Radiant Opto-Electronics Corp.	129,035
135,677	Radium Life Tech Co. Ltd.	41,781
36,825	Realtek Semiconductor Corp.	91,623
Shares		Value
TAIWAN (continued)
45,771	Rechi Precision Co. Ltd.	$33,347
35,616	Rich Development Co. Ltd.	9,363
2,856	Richtek Technology Corp.	16,520
18,000	Ruentex Development Co. Ltd.	20,826
53,781	Ruentex Industries Ltd.	88,348
75,335	Sampo Corp.	26,232
18,557	San Fang Chemical Industry Co. Ltd.	20,196
17,600	San Shing Fastech Corp.	33,807
96,080	Sanyang Motor Co. Ltd.(d)	61,233
21,000	Sercomm Corp.	51,453
23,152	Sesoda Corp.	21,693
28,000	Sheng Yu Steel Co. Ltd.	14,227
62,000	Shihlin Electric & Engineering Corp.	73,748
23,000	Shihlin Paper Corp.(d)	19,898
1,138,606	Shin Kong Financial Holding Co. Ltd.	218,593
67,000	Shin Kong No.1 REIT	28,327
3,000	Shin Zu Shing Co. Ltd.	11,209
75,658	Shining Building Business Co. Ltd.(d)	21,444
99,000	Shinkong Insurance Co. Ltd.	66,372
198,314	Shinkong Synthetic Fibers Corp.	51,517
33,000	Shinkong Textile Co. Ltd.	34,835
95,000	Sigurd Microelectronics Corp.	60,165
42,000	Simplo Technology Co. Ltd.	127,114
68,316	Sinbon Electronics Co. Ltd.	126,967
57,170	Sincere Navigation Corp.	33,537
6,487	Sinmag Equipment Corp.	17,520
88,000	Sino-American Silicon Products, Inc.	112,680
151,000	Sinon Corp.	57,680
14,564	Sinphar Pharmaceutical Co. Ltd.	12,107
23,487	Sinyi Realty, Inc.	18,359
14,000	Sirtec International Co. Ltd.	14,668
12,000	Sitronix Technology Corp.	35,628
36,000	Siward Crystal Technology Co. Ltd.	20,677
14,013	Solartech Energy Corp.	7,880
15,000	Sonix Technology Co. Ltd.	16,061
132,000	Southeast Cement Co. Ltd.	54,860
5,198	Sporton International, Inc.	31,291
8,560	Standard Chemical & Pharmaceutical Co. Ltd.	8,888
70,481	Standard Foods Corp.	169,186
33,000	Stark Technology, Inc.	24,247
20,000	Sunonwealth Electric Machine Industry Co. Ltd.	12,039
37,109	Sunrex Technology Corp.	16,367
13,000	Sunspring Metal Corp.	17,485
35,138	Supreme Electronics Co. Ltd.	14,208
90,874	Sweeten Construction Co. Ltd.	42,191
15,000	Syncmold Enterprise Corp.	20,818
191,875	TA Chen Stainless Pipe Co. Ltd.	83,061

60

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
TAIWAN (continued)
676,807	TA Chong Bank Ltd.(d)	$261,913
107,340	Ta Ya Electric Wire & Cable(d)	13,973
53,000	Tah Hsin Industrial Corp.	35,962
3,251	TA-I Technology Co. Ltd.	1,443
750,159	Taichung Commercial Bank Co. Ltd.	207,252
11,000	Taiflex Scientific Co. Ltd.	12,011
10,000	Tainan Enterprises Co. Ltd.	11,387
878,045	Tainan Spinning Co. Ltd.	358,758
35,716	Taisun Enterprise Co. Ltd.(d)	12,690
56,924	Taita Chemical Co. Ltd.(d)	12,723
12,000	Taiwan Acceptance Corp.	24,830
2,205,184	Taiwan Business Bank(d)	532,899
31,088	Taiwan Cogeneration Corp.	21,600
6,000	Taiwan FamilyMart Co. Ltd.	36,233
16,000	Taiwan Fertilizer Co. Ltd.	20,266
54,320	Taiwan Fire & Marine Insurance Co. Ltd.	34,182
18,000	Taiwan FU Hsing Industrial Co. Ltd.	24,349
162,223	Taiwan Glass Industrial Corp.(d)	58,309
42,081	Taiwan Hon Chuan Enterprise Co. Ltd.	56,936
30,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	17,192
145,643	Taiwan Land Development Corp.	45,242
11,548	Taiwan Line Tek Electronic	5,757
46,150	Taiwan Mask Corp.	13,190
49,544	Taiwan Navigation Co. Ltd.	18,614
36,032	Taiwan Paiho Ltd.	90,129
102,000	Taiwan PCB Techvest Co. Ltd.	96,229
60,120	Taiwan Pulp & Paper Corp.(d)	19,184
41,408	Taiwan Secom Co. Ltd.	115,587
48,000	Taiwan Semiconductor Co. Ltd.	47,200
50,010	Taiwan Sogo Shin Kong Security Co. Ltd.	57,787
57,500	Taiwan Styrene Monomer(d)	29,399
52,875	Taiwan Surface Mounting Technology Corp.	44,209
123,469	Taiwan TEA Corp.	50,678
71,000	Taiwan Union Technology Corp.	52,089
10,322	Taiyen Biotech Co. Ltd.	10,127
850,000	Teco Electric and Machinery Co. Ltd.	667,273
16,000	Test Research, Inc.	21,976
24,000	Test Rite International Co. Ltd.	14,345
9,000	Thinking Electronic Industrial Co. Ltd.	13,741
25,525	Thye Ming Industrial Co, Ltd.	21,644
41,000	T-Mac Techvest PCB Co. Ltd.	12,761
220,100	Ton Yi Industrial Corp.	97,352
8,000	Tong Hsing Electronic Industries Ltd.	16,935
28,834	Tong Yang Industry Co. Ltd.	40,057
Shares		Value
TAIWAN (continued)
43,946	Tong-Tai Machine & Tool Co. Ltd.	$31,234
57,512	Topco Scientific Co. Ltd.	92,250
50,049	Topoint Technology Co. Ltd.	32,585
8,000	Toung Loong Textile Manufacturing Co.	22,462
13,137	Transcend Information, Inc.	35,589
7,988	Tsann Kuen Enterprise Co. Ltd.	4,889
36,942	TSRC Corp.	26,387
15,000	Ttet Union Corp.	33,435
116,315	Tung Ho Steel Enterprise Corp.	58,939
105,000	Tung Thih Electronic Co. Ltd.	1,187,930
91,815	TXC Corp.	96,877
37,000	TYC Brother Industrial Co. Ltd.	26,462
88,303	Tycoons Group Enterprise(d)	9,884
42,458	Tyntek Corp.	18,516
22,000	U-Ming Marine Transport Corp.	16,340
394,686	Union Bank of Taiwan	109,366
32,762	Union Insurance Co. Ltd.	14,219
258,037	Unitech Printed Circuit Board Corp.	90,096
16,000	United Integrated Services Co. Ltd.	20,713
269,433	Universal Cement Corp.	165,415
103,922	UPC Technology Corp.	27,345
62,337	USI Corp.	24,207
77,000	Vanguard International Semiconductor Corp.	110,541
39,800	Ve Wong Corp.	27,021
14,000	Visual Photonics Epitaxy Co. Ltd.	21,506
16,000	Voltronic Power Technology Corp.	248,907
1,212	Wafer Works Corp.(d)	427
69,000	Wah Lee Industrial Corp.	89,861
680,000	Walsin Lihwa Corp.(d)	146,134
172,942	Walsin Technology Corp.	98,008
110,000	Walton Advanced Engineering, Inc.	26,759
110,300	Wan Hai Lines Ltd.	58,801
32,000	Wei Chuan Foods Corp.(d)	16,963
30,100	Weikeng Industrial Co. Ltd.	16,947
28,006	Win Semiconductors Corp.	44,632
517,977	Winbond Electronics Corp.(d)	138,118
44,673	Wintek Corp.(b)(c)(d)	460
94,297	Wisdom Marine Lines Co. Ltd.	101,029
186,319	Wistron Corp.	105,874
32,850	Wistron NeWeb Corp.	83,719
128,865	WPG Holdings Co. Ltd.	125,466
60,120	WT Microelectronics Co. Ltd.	62,547
17,000	WUS Printed Circuit Co. Ltd.	13,411
10,204	Xxentria Technology Materials Corp.	26,456
175,786	Yageo Corp.	277,479
520,600	Yang Ming Marine Transport Corp.(d)	124,151
43,868	YC Co. Ltd.	15,613

61

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
TAIWAN (continued)
70,077	YC INOX Co. Ltd.	$40,144
162,624	YFY, Inc.	49,447
31,348	Yi Jinn Industrial Co. Ltd.	10,923
143,321	Yieh Phui Enterprise Co. Ltd.	31,372
11,110	Youngtek Electronics Corp.	15,607
155,000	Yulon Motor Co. Ltd.	137,922
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	30,213
28,350	YungShin Global Holding Corp.	40,195
64,000	Yungtay Engineering Co. Ltd.	83,447
7,000	Zeng Hsing Industrial Co. Ltd.	29,983
27,000	Zenitron Corp.	12,837
26,000	Zhen Ding Technology Holding Ltd.	55,272
72,826	Zig Sheng Industrial Co. Ltd.	19,909
26,169	Zinwell Corp.	44,019
4,000	Zippy Technology Corp.	4,931
		32,263,956
THAILAND — 0.2%
84,800	Amata Corp. Public Co. Ltd. - FOR	29,190
171,100	Ananda Development Public Co. Ltd. - FOR	16,568
463,768	AP Thailand Public Co. Ltd. - FOR	72,033
237,900	Asia Plus Group Holdings Securities Plc	22,903
146,200	Bangchak Petroleum Public Co. Ltd. (The) - FOR	119,677
8,125	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	6,708
10,504,250	Bangkok Chain Hospital Public Co. Ltd. - FOR	2,425,245
251,006	Bangkok Expressway & Metro Public Co. Ltd. - FOR(d)	37,582
26,500	Bangkok Insurance Public Co. Ltd. - FOR	264,759
1,178,400	Bangkok Land Public Co. Ltd. - FOR	47,159
152,800	Banpu Public Co. Ltd. - FOR	71,840
55,800	Berli Jucker Public Co. Ltd. - FOR	52,314
564,708	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	54,681
93,900	Central Plaza Hotel Public Co. Ltd. - FOR	103,800
48,222	CH Karnchang Public Co. Ltd. - FOR	34,750
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	6,964
38,400	Delta Electronics Thailand Public Co. Ltd. - FOR	85,166
13,400	Dhipaya Insurance Public Co. Ltd. - FOR	13,969
376,500	Dynasty Ceramic Public Co. Ltd.	45,307
Shares		Value
THAILAND (continued)
7,839,000	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(c)	$2,588,685
10,000	Electricity Generating Public Co. Ltd. - FOR	46,596
166,300	Erawan Group Public Co. Ltd. (The) - FOR	17,965
427,600	Esso Thailand Public Co. Ltd. - FOR(d)	58,158
1,210,200	G J Steel Public Co. Ltd. - FOR(d)	4,403
72,000	GFPT Public Co. Ltd. - FOR	24,583
256,400	Grand Canal Land Public Co. Ltd. - FOR	20,379
46,500	Hana Microelectronics Public Co. Ltd. - FOR	39,691
449,640	Home Product Center Public Co. Ltd. - FOR	85,568
63,100	ICC International Public Co. Ltd. - FOR	67,546
734,300	IRPC Public Co. Ltd. - FOR	87,543
314,991	Italian-Thai Development Public Co. Ltd. - FOR(d)	61,265
647,400	Jasmine International Public Co. Ltd.	56,166
17,500	KCE Electronics Public Co. Ltd. - FOR	37,343
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	17,423
288,060	Khon Kaen Sugar Industry Public Co. Ltd.	29,989
61,300	Kiatnakin Bank Public Co. Ltd. - FOR	68,192
59,000	Land and Houses Public Co. Ltd. - FOR	14,707
90,560	Land and Houses Public Co. Ltd. - NVDR	22,441
21,900	Lanna Resources Public Co. Ltd. - FOR	5,516
90,330	Loxley Public Co. Ltd. - FOR	6,825
104,200	LPN Development Public Co. Ltd. - FOR	42,867
51,900	Major Cineplex Group Public Co. Ltd. - FOR	40,669
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	19,782
369,000	MBK Public Co. Ltd. - FOR	143,542
34,000	Mermaid Maritime Public Co. Ltd.	2,879
3,100	Muang Thai Insurance Public Co. Ltd. - FOR	12,883
105,900	Polyplex Public Co. Ltd. - FOR	19,116
181,050	Precious Shipping Public Co. Ltd. - FOR(d)	24,929
40,700	Pruksa Real Estate Public Co. Ltd. - FOR	28,760

62

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
THAILAND (continued)
939,331	Quality Houses Public Co. Ltd. - FOR	$57,308
26,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	37,174
34,100	Regional Container Lines Public Co. Ltd. - FOR	5,058
38,000	Robinson Department Store Public Co. Ltd. - FOR	40,943
69,300	Saha-Union Public Co. Ltd. - FOR	72,243
54,300	Samart Corp. Public Co. Ltd. - FOR	28,873
35,700	Samart Telcoms Public Co. Ltd. - FOR	15,985
1,663,000	Sansiri Public Co. Ltd. - FOR	70,276
526,176	SC Asset Corp. Public Co. Ltd. - FOR	42,704
10,800	Siam City Cement Public Co. Ltd. - FOR	83,722
56,041	Siam Future Development Public Co. Ltd. - FOR	9,645
49,028	Siam Global House Public Co. Ltd. - FOR	12,349
165,200	Siamgas & Petrochemicals Public Co. Ltd. - FOR	48,082
39,200	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	23,696
92,817	Somboon Advance Technology Public Co. Ltd. - FOR	39,743
56,200	SPCG Public Co. Ltd.	32,085
81,900	Sri Trang Agro-Industry Public Co. Ltd. - FOR	23,837
364,000	Srithai Superware Public Co. Ltd. - FOR	21,800
141,350	STP & I Public Co. Ltd. - FOR	39,360
165,400	Supalai Public Co. Ltd. - FOR	84,245
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(d)	18,993
4,380	Thai Agro Energy	397
410,100	Thai Airways International Public Co. Ltd. - FOR(d)	94,685
22,200	Thai Carbon Black Public Co. Ltd. - FOR(d)	12,612
15,000	Thai Central Chemical Public Co. Ltd. - FOR	10,600
47,000	Thai Oil Public Co. Ltd. - FOR	84,510
18,200	Thai Stanley Electric Public Co. Ltd. - FOR	89,135
55,000	Thai Vegetable Oil Public Co. Ltd. - FOR	35,248
67,100	Thaicom Public Co. Ltd. - FOR	50,232
159,600	Thanachart Capital Public Co. Ltd. - FOR	168,611
17,300	Thitikorn Public Co. Ltd. - FOR	4,793
104,284	Thoresen Thai Agencies Public Co. Ltd. - FOR	22,472
Shares		Value
THAILAND (continued)
6,566,082	Ticon Industrial Connection Public Co. Ltd. - FOR(c)	$2,131,576
80,900	Tisco Financial Group Public Co. Ltd. - FOR	95,656
1,159,600	TPI Polene Public Co. Ltd. - FOR	72,693
27,100	TTCL Public Co. Ltd.	11,680
33,400	TTW Public Co. Ltd. - FOR	9,441
34,800	Unique Engineering & Construction Public Co. Ltd. - FOR	17,141
69,000	Vanachai Group Public Co. Ltd. - FOR	28,193
270,200	Vibhavadi Medical Center Public Co. Ltd. - FOR	15,728
223,000	Vinythai Public Co. Ltd. - FOR	60,536
		11,031,086
TURKEY — 0.1%
5,489	Adana Cimento Sanayii T.A.S. - Class A	10,927
8,195	Akcansa Cimento AS	36,559
0	Akenerji Elektrik Uretim AS - Placement Shares(d)	0
13,189	Akfen Holding AS	58,106
0	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	2
22,383	Aksa Akrilik Kimya Sanayii AS	78,083
47,331	Aksigorta AS	25,696
1	Alarko Holding AS	1
43,803	Albaraka Turk Katilim Bankasi AS	21,354
31,268	Anadolu Anonim Turk Sigorta Sirketi	17,153
1	Anadolu Cam Sanayii AS(d)	1
7,345	Anadolu Hayat Emeklilik AS	13,698
24,170	Arcelik AS	126,264
3,111	Aselsan Elektronik Sanayi Ve Ticaret AS	19,090
302,203	Asya Katilim Bankasi AS(d)	58,131
1	Aygaz AS	3
1	Baticim Bati Anadolu Cimento Sanayii AS	2
0	Bolu Cimento Sanayii AS	0
12,360	Borusan Mannesmann Boru Sanayi ve Ticaret AS	26,224
5,586	Boyner Perakende Ve Tekstil Yatirimlari AS(d)	158,516
9,168	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	22,759
0	Celebi Hava Servisi AS	5
9,101	Cimsa Cimento Sanayi VE Ticaret AS	44,404
11,012	Deva Holding AS(d)	14,730
0	Dogan Sirketler Grubu Holding AS(d)	0
20,278	Dogus Otomotiv Servis ve Ticaret AS	74,875

63

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
TURKEY (continued)
7,481	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	$6,552
1	Eregli Demir ve Celik Fabrikalari TAS	1
1,019	Ford Otomotiv Sanayi AS	11,160
7,020	Gentas Genel Metal Sanayi ve Ticaret AS	2,688
42,374	Global Yatirim Holding AS(d)	23,469
1,044	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	26,964
1,254	Goodyear Lastikleri TAS	31,623
15,729	Gozde Girisim Sermayesi Yatirim Ortakligi AS(d)	11,212
64,549	GSD Holding AS	21,713
20,444	Gubre Fabrikalari TAS	38,733
1	Hurriyet Gazetecilik ve Matbaacilik AS(d)	0
0	IS Finansal Kiralama AS	0
11,328	IS Yatirim Menkul Degerler AS	3,992
25,002	Izmir Demir Celik Sanayi AS(d)	16,972
30,850	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A	14,452
0	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B	0
41,670	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D	15,441
23,593	Karsan Otomotiv Sanayii Ve Ticaret AS(d)	11,463
125	Kartonsan Karton Sanayi ve Ticaret AS(d)	12,038
118	Konya Cimento Sanayii AS	12,820
5,811	Koza Altin Isletmeleri AS	24,754
4,718	Mardin Cimento Sanayii ve Ticaret AS	5,687
0	Menderes Tekstil Sanayi ve Ticaret AS(d)	0
13,216	Metro Ticari ve Mali Yatirimlar Holding AS(d)	2,825
5,288	Migros Ticaret AS(d)	28,674
0	NET Holding AS(d)	0
4,289	Netas Telekomunikasyon AS(d)	15,230
1,061	Otokar Otomotiv Ve Savunma Sanayi AS	34,581
59,936	Petkim Petrokimya Holding AS(d)	70,835
5,159	Pinar SUT Mamulleri Sanayii AS	25,677
38,573	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	46,634
93,519	Sekerbank TAS(d)	48,582
68,959	Selcuk Ecza Deposu Ticaret ve Sanayi AS	54,217
16,213	Soda Sanayii AS	25,412
24,515	TAV Havalimanlari Holding AS	145,484
14,398	Tofas Turk Otomobil Fabrikasi AS	99,570
Shares		Value
TURKEY (continued)
54,502	Trakya Cam Sanayii AS	$31,091
0	Turcas Petrol AS	0
38,898	Turk Hava Yollari AO(d)	96,592
1,453	Turk Traktor ve Ziraat Makineleri AS	35,718
1	Turkiye Sinai Kalkinma Bankasi AS	0
133,273	Turkiye Sise ve Cam Fabrikalari AS	135,222
43,081	Turkiye Vakiflar Bankasi TAO	55,219
14,505	Ulker Biskuvi Sanayi AS	92,805
10,576	Vestel Elektonik Sanayi ve Ticaret AS(d)	18,570
1	Zorlu Enerji Elektrik Uretim AS(d)	0
		2,161,255
UKRAINE — 0.0%
11,788	Kernel Holding SA	129,977
UNITED ARAB EMIRATES — 0.1%
135,053	Al Noor Hospitals Group Plc	2,239,534
803,345	Gulf Marine Services Plc(c)	989,886
64,871	Lamprell Plc(d)	77,615
		3,307,035
UNITED KINGDOM — 5.2%
1,160	4imprint Group Plc	19,558
142,630	Aberdeen Asset Management Plc	502,753
1	Acacia Mining Plc	3
25,242	Admiral Group Plc	641,348
129,757	Afren Plc(c)(d)	13
64,414	Amec Foster Wheeler Plc	381,375
133,911	Amlin Plc	1,280,003
8,207	Anglo Pacific Group Plc	6,663
1,031	Anglo-Eastern Plantations Plc	7,816
47,156	Ashmore Group Plc	148,294
136,120	Ashtead Group Plc	1,755,996
57,144	Assura Plc	44,501
5,635	Avon Rubber Plc	63,997
112,769	Babcock International Group Plc	1,477,797
138,254	Balfour Beatty Plc(d)	495,769
16,302	BARR (A.G.) Plc	122,631
259,149	Barratt Developments Plc	2,222,919
284,785	BBA Aviation Plc	663,457
212,875	Beazley Plc	1,144,609
52,442	Bellway Plc	2,082,362
47,274	Berendsen Plc	737,160
57,955	Berkeley Group Holdings Plc	2,930,023
2,780	Betfair Group Plc	174,064
3,046	Big Yellow Group Plc REIT	33,546
9,080	Bloomsbury Publishing Plc	19,408
913,158	Bodycote Plc	7,142,036
91,726	Booker Group Plc	218,289
2,938	Boot (Henry) Plc	9,336

64

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
36,479	Bovis Homes Group Plc	$488,819
5,675	Braemar Shipping Services Plc	37,469
1,304,657	Brammer Plc	3,156,881
42,050	Brewin Dolphin Holdings Plc	168,038
3,999	British Polythene Industries Plc	39,669
34,518	Britvic Plc	356,368
3,588	BTG Plc(d)	30,070
2,195	Bunzl Plc	58,722
391,725	Cable & Wireless Communications Plc	386,159
35,124	Capital & Counties Properties Plc	185,867
60,849	Capital & Regional Plc	56,069
221,512	Carillion Plc	870,566
52,386	Chemring Group Plc	125,515
54,990	Chesnara Plc	256,517
56,551	Cineworld Group Plc	408,082
1,606	Clarkson Plc	47,245
55,392	Close Brothers Group Plc	1,020,590
94,320	CNH Industrial NV	588,429
186,705	Cobham Plc	677,855
27,870	Communisis Plc	17,696
27,792	Computacenter Plc	327,766
7,150	Concentric AB	72,656
28,341	Connect Group Plc	59,339
5,916	Consort Medical Plc	85,657
1,730	Costain Group Plc	8,666
10,889	Cranswick Plc	324,973
8,161	Crest Nicholson Holdings Plc	66,737
4,000	Creston Plc	5,928
517,333	Croda International Plc	21,127,816
23,730	Daily Mail & General Trust Plc - Class A	229,787
42,282	Dairy Crest Group Plc	394,477
25,624	Darty Plc	37,173
4,483	De La Rue Plc	28,516
313,992	Debenhams Plc	352,548
8,007	Dechra Pharmaceuticals Plc	114,372
6,032	Derwent London Plc REIT	279,769
26,201	Development Securities Plc	78,832
62,073	Devro Plc	265,056
34,544	Dialog Semiconductor Plc(d)	1,056,806
4,728	Dignity Plc	158,758
1,075,651	Diploma Plc(c)	10,303,906
598,985	Direct Line Insurance Group Plc	3,217,462
119,908	Dixons Carphone Plc	813,210
42,149	Domino’s Pizza Group Plc	592,936
17,926	Drax Group Plc	64,701
188,197	DS Smith Plc	984,697
6,273	Dunelm Group Plc	78,559
25,606	E2V Technologies Plc	77,356
180,493	Electrocomponents Plc	541,437
1,966,162	Elementis Plc	6,038,255
188,369	Enterprise Inns Plc(d)	248,060
19,328	Essentra Plc	203,115
Shares		Value
UNITED KINGDOM (continued)
6,807	Euromoney Institutional Investor Plc	$87,071
41,143	Fenner Plc	62,408
7,847	Fidessa Group Plc	210,852
7,312	Firstgroup Plc(d)	9,739
315,745	Fortune Oil Plc - CVR Shares(b)(c)	405
2,969	Foxtons Group Plc	7,159
3,248	Fuller Smith & Turner Plc - Class A	53,340
112,080	G4S Plc	363,860
23,516	Galliford Try Plc	499,798
5,545	Games Workshop Group Plc	41,534
30,949	Gem Diamonds Ltd.	52,109
16,644	Genus Plc	341,592
332,244	GKN Plc	1,329,368
5,199	Go-Ahead Group Plc	182,538
10,693	Great Portland Estates Plc REIT	117,276
1,272,327	Greene King Plc	16,027,139
30,359	Greggs Plc	452,485
52,704	Halfords Group Plc	286,491
940,357	Halma Plc	11,252,579
47,098	Hammerson Plc REIT	393,464
35,661	Hansteen Holdings Plc REIT	56,544
48,772	Hargreaves Lansdown Plc	950,840
162,908	Hays Plc	295,793
7,436	Headlam Group Plc	52,113
45,677	Helical Bar Plc	262,761
228,310	Henderson Group Plc	908,386
29,542	Hikma Pharmaceuticals Plc	852,697
28,944	Hill & Smith Holdings Plc	310,443
337	Hilton Food Group Plc	2,506
5,026	Hogg Robinson Group Plc	5,048
429,996	Home Retail Group Plc	840,736
106,742	HomeServe Plc	617,983
137,108	Howden Joinery Group Plc	982,072
38,644	Hunting Plc	170,288
123,567	ICAP Plc	854,804
57,706	IG Group Holdings Plc	605,383
26,778	Imagination Technologies Group Plc(d)	50,797
22,425	IMI Plc	258,946
111,351	Inchcape Plc	1,144,950
113,029	Informa Plc	1,027,953
60,633	Inmarsat Plc	954,640
1,585,558	Interserve Plc(c)	10,604,871
41,164	Intertek Group Plc	1,668,426
65,846	Intu Properties Plc REIT	281,777
42,317	IP Group Plc(d)	112,248
36,974	ITE Group Plc	74,213
8,969	Ithaca Energy, Inc.(d)	2,721
25,597	J D Wetherspoon Plc	247,191
475,305	J Sainsbury Plc	1,668,846
11,592	James Fisher & Sons Plc	178,691
27,095	Jardine Lloyd Thompson Group Plc	323,019

65

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
20,600	JD Sports Fashion Plc	$336,653
12,709	John Menzies Plc	74,254
205,284	John Wood Group Plc	1,897,523
43,391	Johnson Matthey PLC	1,534,944
953	Johnston Press Plc(d)	482
49,926	Jupiter Fund Management Plc	297,160
134,990	Kcom Group Plc	224,242
32,608	Keller Group Plc	381,443
14,590	Kier Group Plc	278,218
84,172	Ladbrokes Plc	153,348
1,474,455	Laird Plc	7,498,243
29,845	Lancashire Holdings Ltd.	266,791
35,863	Lavendon Group Plc	69,326
20,610	Londonmetric Property Plc REIT	47,677
73,424	Lookers Plc	165,671
5,374	Low & Bonar Plc	4,813
6,395	LSL Property Services Plc	22,911
545,879	Man Strategic Holdings Plc	1,276,631
29,565	Marshalls Plc	130,041
166,779	Marston’s Plc	376,003
20,613	McBride Plc	45,558
9,060	McColl’s Retail Group Plc	17,937
18,776	Mears Group Plc	113,974
270,937	Meggitt Plc	1,409,147
67,373	Melrose Industries PLC	287,240
30,998	Merlin Entertainments Plc	183,757
31,505	Michael Page International Plc	182,946
7,044	Micro Focus International Plc	139,522
46,577	Millennium & Copthorne Hotels Plc	276,198
67,961	Mitchells & Butlers Plc	282,143
134,023	Mitie Group Plc	541,456
112,692	Moneysupermarket.com Group Plc	545,275
73,299	Morgan Advanced Materials Plc	222,954
14,135	Morgan Sindall Group Plc	144,243
18,180	Mothercare Plc(d)	54,344
28,165	N Brown Group Plc	125,211
204,239	National Express Group Plc	884,301
3,594	NCC Group Plc	16,216
69,409	Northgate Plc	331,346
23,821	Novae Group Plc	278,599
358,182	Oxford Instruments Plc(c)	3,750,152
5,048	PayPoint Plc	57,030
256,358	Pendragon Plc	144,623
17,405	Pennon Group Plc	220,616
68,756	Persimmon Plc	2,006,261
37,039	Petrofac Ltd.	422,102
36,290	Photo-Me International Plc	80,082
26,456	Playtech Plc	290,740
3,200	Poundland Group PLC WI	6,499
238,526	Premier Foods Plc(d)	127,000
17,849	Provident Financial Plc	750,789
70,653	PZ Cussons Plc	268,782
179,176	QinetiQ Group Plc	594,368
Shares		Value
UNITED KINGDOM (continued)
11,181	Rank Group Plc	$44,577
2,451	Rathbone Brothers Plc	78,998
67,866	Redrow Plc	431,318
8,153	Renishaw Plc	212,395
51,233	Renold Plc(d)	34,956
195,018	Rentokil Initial Plc	436,638
17,851	Restaurant Group Plc (The)	135,999
503,230	Rexam Plc	4,314,802
7,870	Ricardo Plc	89,163
13,079	Rightmove Plc	746,274
17,462	Robert Walters Plc	82,494
5,572,791	Rotork Plc	13,644,597
173,243	Royal Mail Plc	1,138,968
65,943	RPC Group Plc	708,404
124,524	RPS Group Plc	325,561
192,274	RSA Insurance Group Plc	1,147,962
13,220	Safestore Holdings Plc REIT	64,700
3	Sage Group Plc (The)	27
22,285	Savills Plc	240,457
21,495	SDL Plc	137,689
55,352	Segro Plc REIT	347,366
159,868	Senior Plc	500,202
76,015	Severfield Plc	63,991
19,927	Severn Trent Plc	625,333
19,812	Shaftesbury Plc REIT	237,833
131,875	Shanks Group Plc	167,504
172,927	SIG Plc	331,926
9,250	Skyepharma Plc(d)	52,111
124,753	Smiths Group Plc	1,687,815
46,937	Soco International Plc	107,849
214,668	Spectris Plc	4,862,762
183,962	Speedy Hire Plc	108,846
306,651	Spirax-Sarco Engineering Plc	13,384,521
129,217	Spirent Communications Plc	136,795
15,991	Sportech Plc(d)	13,460
38,490	Sports Direct International Plc(d)	228,876
19,974	St. Ives Plc	63,546
82,064	St. James’s Place Plc	1,123,571
54,495	St. Modwen Properties Plc	301,811
51,017	Stagecoach Group Plc	202,686
4,505	Stallergenes Greer Plc(d)	134,420
13,164	Steris Plc	911,475
32,001	Sthree Plc	140,279
7,112	Stobart Group Ltd.	10,414
3,783	Stock Spirits Group Plc	7,203
3,594	Stolt-Nielsen Ltd.	41,274
56,188	Subsea 7 SA(d)	336,461
8,341	SuperGroup Plc	175,050
54,149	Synthomer Plc	227,610
90,072	Talktalk Telecom Group Plc	282,319
93,409	Tate & Lyle Plc	837,008
826,520	Taylor Wimpey Plc	2,279,011
5,162	Ted Baker Plc	221,131
7,470	Telecom Plus Plc	107,391
94,379	Thomas Cook Group Plc(d)	144,375

66

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
3,226	Topps Tiles Plc	$6,278
63,929	Travis Perkins Plc	1,672,713
16,317	Trifast Plc	26,617
129,631	Trinity Mirror Plc	278,305
43,591	TT electronics Plc	98,793
95,743	Tullett Prebon Plc	461,029
49,578	UBM Plc	370,885
259,268	Ultra Electronics Holdings Plc	7,054,193
8,896	UNITE Group Plc (The)	81,811
6,032	UTV Media Plc	15,127
81,811	Vectura Group Plc(d)	196,499
162,796	Vesuvius Plc	703,971
417,662	Victrex Plc	9,271,937
11,826	Vitec Group Plc (The)	94,224
1,370	VP Plc	13,603
14,613	Weir Group Plc (The)	180,931
28,154	WH Smith Plc	742,924
244,679	William Hill Plc	1,362,172
15,003	Wilmington Plc	56,147
12,913	Wincanton Plc(d)	30,957
548,984	WM Morrison Supermarkets Plc	1,373,227
11,514	Workspace Group Plc REIT	132,830
9,736	WS Atkins Plc	201,082
12,348	Xaar Plc	84,523
77,049	Xchanging Plc	208,198
827	Zeal Network SE	30,124
		248,687,660
UNITED STATES — 47.9%
215,000	Aceto Corp.	4,912,750
450,000	Actuant Corp. - Class A	10,476,000
478,587	Advance Auto Parts, Inc.	72,769,153
55,898	Alacer Gold Corp.(d)	86,985
680,000	ANSYS, Inc.(c)(d)	59,969,200
31,200	Argonaut Gold, Inc.(d)	23,830
15,202	Arris International Plc(d)	387,195
350,000	B&G Foods, Inc.	12,747,000
9,026	Bizlink Holding, Inc.	43,184
270,000	Blackbaud, Inc.	16,599,600
128,754	Boart Longyear Ltd.(d)	4,556
65,000	Boston Beer Co., Inc. (The) - Class A(d)	11,651,250
525,000	Brady Corp. - Class A(c)	11,781,000
260,000	Bryn Mawr Bank Corp.(c)	6,819,800
200,000	Cantel Medical Corp.	11,874,000
465,000	Cardiovascular Systems, Inc.(d)	3,929,250
35,000	Casey’s General Stores, Inc.	4,225,900
500,000	Cepheid, Inc.(d)	14,725,000
415,000	CLARCOR, Inc.	19,446,900
275,000	Community Bank System, Inc.	10,351,000
182,200	CommVault Systems, Inc.(d)	6,836,144
150,000	CONMED Corp.	5,541,000
485,000	Cooper Cos., Inc. (The)	63,607,750
2,359,400	CoreLogic, Inc.(c)(d)	84,230,580
460,000	CR Bard, Inc.	84,304,200
560,000	CST Brands, Inc.	21,694,400
Shares		Value
UNITED STATES (continued)
725,000	CVB Financial Corp.	$11,099,750
5,985	Diligent Corp.(d)	23,215
936,234	Dun & Bradstreet Corp. (The)(c)	92,144,150
350,000	El Pollo Loco Holdings, Inc.(d)	4,242,000
1,279	Equinix Inc.	397,219
100,000	Esterline Technologies Corp.(d)	7,871,000
530,000	Financial Engines, Inc.	14,294,100
330,000	First Financial Bankshares, Inc.	8,619,600
965,000	Flowserve Corp.	37,287,600
600,000	Forum Energy Technologies, Inc.(d)	6,726,000
665,000	Fresh Market, Inc. (The)(d)	12,741,400
63,000	German American Bancorp, Inc.(c)	2,004,660
375,000	Globus Medical, Inc. - Class A(d)	9,356,250
145,000	Gorman-Rupp Co. (The)(c)	3,685,900
210,000	Guidewire Software, Inc.(d)	11,558,400
150,000	Halyard Health, Inc.(d)	3,720,000
175,000	HB Fuller Co.	6,513,500
200,000	Hibbett Sports, Inc.(d)	6,432,000
100,000	ICU Medical, Inc.(d)	9,625,000
625,000	IDEX Corp.	45,318,750
160,000	Independent Bank Corp.	7,313,600
881,200	Ingredion, Inc.(c)	88,754,464
200,000	Innospec, Inc.	9,970,000
300,000	Insulet Corp.(d)	9,954,000
350,000	Integra LifeScience Holdings Corp.(d)	21,507,500
770,000	JM Smucker Co. (The)	98,806,400
80,000	John Bean Technologies Corp.	3,664,800
415,000	John Wiley & Sons, Inc. - Class A	17,347,000
2,000,000	KAR Auction Services, Inc.(c)	66,840,000
4,300	Lancaster Colony Corp.	437,224
80,000	Landstar System, Inc.	4,592,800
300,000	LogMein, Inc.(d)	15,672,000
250,000	Lydall, Inc.(c)(d)	7,062,500
285,000	Masimo Corp.(d)	10,473,750
280,000	Medidata Solutions, Inc.(d)	11,964,400
350,000	Mentor Graphics Corp.	6,083,000
677	Movie Gallery, Inc.(b)(c)(d)	0
1,275,000	Nasdaq, Inc.	79,050,000
100,000	Navigators Group, Inc. (The)(c)(d)	8,761,000
125,000	NBT Bancorp, Inc.	3,237,500
2,538,900	Newell Rubbermaid, Inc.	98,458,542
14,950,067	Nexteer Automotive Group Ltd.(c)	15,351,926
365,000	NIC, Inc.(c)	7,223,350
275,000	NuVasive, Inc.(d)	12,683,000
375,000	Omnicell, Inc.(d)	10,496,250
544,200	Omnicom Group, Inc.	39,917,070
0	Ormat Technologies, Inc.	10
135,000	Owens & Minor, Inc.	4,677,750

67

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
UNITED STATES (continued)
3,184	Performance Sports Group Ltd.(d)	$22,728
100,000	Phibro Animal Health Corp. - Class A	3,355,000
500,000	PROS Holdings, Inc.(c)(d)	6,140,000
220,000	Prosperity Bancshares, Inc.	9,328,000
300,000	QLIK Technologies, Inc.(d)	7,512,000
590,000	Qualys, Inc.(d)	15,334,100
110,000	Raven Industries, Inc.	1,651,100
210,000	RBC Bearings, Inc.(c)(d)	12,459,300
66,803	REC Silicon ASA(d)	10,157
975,000	Rockwell Collins, Inc.	78,858,000
19,854,500	Samsonite International SA(c)	51,464,207
105,000	Sensient Technologies Corp.	6,265,350
41,559	Sims Metal Management Ltd.	199,422
440,000	Snap-on, Inc.	71,086,400
500,000	Snyder’s-Lance, Inc.	15,785,000
885,000	Spectrum Brands Holdings, Inc.(c)	84,110,400
90,000	SPS Commerce, Inc.(d)	5,875,200
125,000	Standex International Corp.	9,027,500
125,000	Stock Yards Bancorp, Inc.(c)	4,885,000
18,200	Tahoe Resources, Inc.	141,349
258,100	TreeHouse Foods, Inc.(d)	20,482,816
775,000	TriMas Corp.(c)(d)	13,399,750
430,000	UMB Financial Corp.	20,167,000
635,000	Universal Health Services, Inc., Series B	71,526,400
1,350,000	Vantiv, Inc. - Class A(d)	63,517,500
225,000	Washington Trust Bancorp, Inc.(c)	8,878,500
466,351	Waters Corp.(d)	56,526,405
230,000	WEX, Inc.(d)	16,700,300
1,100,000	Wolverine World Wide, Inc.	18,601,000
350,000	Woodward, Inc.	16,166,500
1,482,500	Wyndham Worldwide Corp.	96,214,250
		2,278,688,591
Total Common Stocks (Cost $3,690,019,181)		4,232,827,533
INVESTMENT COMPANY — 0.4%
17,492,600	SEI Daily Income Trust Government II Fund, Class A,0.01%(f)	17,492,600
Total Investment Company (Cost $17,492,600)		17,492,600
Shares		Value
EXCHANGE TRADED FUNDS — 0.2%
100,861	iShares MSCI Japan Small Cap Index Fund(c)	$5,663,345
55,000	SPDR Russell Nomura Small Cap Japan Fund(c)	2,813,800
Total Exchange Traded Funds (Cost $5,342,546)		8,477,145
RIGHTS/WARRANTS — 0.0%
Consumer Discretionary — 0.0%
30,492	Arca Continental SAB de CV Rights, Expire 2/18/16(d)	0
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
4,831	Minerva SA Rights, Expire 2/18/16(d)	0
		0
Energy — 0.0%
195,750	GCL New Energy Holdings Ltd. Rights, Expire 1/27/16(b)(c)(d)	0
129,250	International Standard Resources Holdings Ltd. Rights, Expire 11/30/16(d)	548
10,214	Saipem SpA Rights, Expire 2/11/16(d)	32,088
		32,636
Health Care — 0.0%
9,812	Intercell Contigent Value Rights(b)(c)(d)	0
201,026	KPJ Healthcare Berhad Warrants, Expire 1/23/19(c)(d)	24,675
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)(d)	0
		24,675
Industrials — 0.0%
428,722	Dialog Group Berhad Warrants, Expire 2/12/17(d)	39,725
44,423	Hanison Construction Holdings Ltd. Rights, Expire 2/5/16(d)	308
69,000	VS Industry Berhad Warrants, Expire 1/6/19(d)	6,892
		46,925
Information Technology — 0.0%
77,000	Ju Teng International Holdings Ltd. Warrants, Expire 10/14/16(d)	990
76	Wafer Works Corp. Rights, Expire 1/16/19(c)(d)	1
		991

68

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares			Value
Materials — 0.0%
30,310	China Hongqiao Group Ltd. Rights, Expire 2/5/16(d)		70
Telecommunication Services — 0.0%
87,600	Coolpad Group Ltd. Rights, Expire 3/2/16(c)(d)		901
Total Rights/Warrants (Cost $196,986)			106,198

Principal Amount			Value
U.S. GOVERNMENT AGENCIES — 8.2%
Federal Home Loan Bank — 8.2%
$14,000,000	0.16%, 02/05/2016(g)	0.3	$13,999,594
15,000,000	0.27%, 02/08/2016(g)	0.3	14,998,155
130,000,000	0.27%, 02/23/2016(g)	2.7	129,979,330
45,000,000	0.29%, 02/08/2016(g)	1.0	44,997,705
116,000,000	0.29%, 02/22/2016(g)	2.4	115,982,368
35,000,000	0.29%, 02/24/2016(g)	0.7	34,994,190
25,000,000	0.29%, 02/26/2016(g)	0.5	24,995,475
5,000,000	0.29%, 03/10/2016(g)	0.1	4,998,430
8,000,000	0.30%, 03/16/2016(g)	0.2	7,997,096
Total U.S. Government Agencies (Cost $392,938,568)			392,942,343

Shares
CASH SWEEP — 1.1%
50,623,943	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)		$50,623,943
Total Cash Sweep (Cost $50,623,943)			50,623,943
TOTAL INVESTMENTS — 98.9% (Cost $4,156,613,824)(a)			$4,702,469,762
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%			52,569,457
NET ASSETS — 100.0%			$4,755,039,219

(a)	Cost for federal income tax purposes is $4,162,452,681 and net unrealized appreciation of investments is as follows:
	Unrealized appreciation	$844,281,407
	Unrealized depreciation	(304,264,326)
	Net unrealized appreciation	$540,017,081
(b)	Fair valued security under the procedures established by the Fund’s Board of Directors. The aggregate value of fair val-
ued securities is $650,232, which is 0.01% of net assets.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $442,836,286 or 9.31% of net assets.
(d)	Non-income producing security.
(e)	Securities incorporated in the same country but traded on different exchanges.
(f)	The rate shown is the current yield as of January 31, 2016.
(g)	The rate represents the annualized yield at time of purchase.

BDR — Brazilian Depositary Receipt

CDI — CHESS Depositary Interests

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

NVDR — Non Voting Depositary Receipt

PDR — Phillippine Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

Portfolio Diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Banks	3.3%
Consumer Discretionary	15.4%
Consumer Staples	9.9%
Diversified Financials	3.1%
Energy	1.1%
Health Care	11.6%
Industrials	21.4%
Information Technology	11.5%
Insurance	2.4%
Materials	5.3%
Real Estate	2.5%
Telecommunication Services	0.6%
Utilities	0.9%
Other*	11.0%
100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. Government agencies, pending trades and Fund share transactions, interest and dividends receivable, preaids and accrued expenses payable.

69

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments	January 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS — 10.8%
BELGIUM — 0.1%
76,706	Groupe Bruxelles Lambert SA	$5,831,783
BERMUDA — 0.4%
25,597	Argo Group International Holdings Ltd.	1,454,678
27,752	Axis Capital Holdings Ltd.	1,496,110
62,591	Golar LNG Ltd.	1,165,444
17,808	PartnerRe Ltd.	2,500,243
120,062	RenaissanceRe Holdings Ltd.	13,524,984
132,567	Validus Holdings Ltd.	5,864,764
		26,006,223
CANADA — 0.1%
37,910	Enbridge, Inc.	1,311,686
49,063	TransCanada Corp.	1,695,617
		3,007,303
CHINA — 0.1%
3,061,000	China Shenhua Energy Co. Ltd. - H Shares	4,621,831
HONG KONG — 0.5%
4,772,000	Anxin-China Holdings Ltd.(b)(c)	44,280
2,236,000	China Lumena New Materials Corp.(b)(c)(d)	0
1,041,985	China Mobile Ltd.	11,445,351
1,898,600	Guangdong Investment Ltd.	2,429,150
4,270,000	Li & Fung Ltd.	2,456,300
940,000	Link REIT (The)	5,392,766
1,748,332	MTR Corp. Ltd.	7,915,626
297,500	Power Assets Holdings Ltd.	2,719,246
2,038,000	Sino Biopharmaceutical Ltd.	1,404,359
130,000	United Energy Group Ltd.(c)	6,664
		33,813,742
IRELAND — 0.1%
122,381	Eaton Corp. Plc	6,181,464
JAPAN — 1.5%
30,400	Ain Pharmaciez, Inc.	1,381,327
113,000	Ajinomoto Co, Inc.	2,687,604
15,900	Cosmos Pharmaceutical Corp.	2,401,377
54,510	East Japan Railway Co.	5,010,445
41,107	Hisamitsu Pharmaceutical Co., Inc.	1,849,573
154,600	Kewpie Corp.	3,382,043
25,300	Kobayashi Pharmaceutical Co. Ltd.	2,155,724
59,700	Konami Holdings Corp.	1,382,450
46,300	Lawson, Inc.	3,655,682
293,000	Lion Corp.	2,723,484
103,100	Miura Co. Ltd.	1,377,173
292,000	Nichirei Corp.	2,174,654
105,300	Nikon Corp.	1,549,119
80,000	Nissin Foods Holdings Co. Ltd.	4,078,080
36,656	Nitori Holdings Co. Ltd.	2,977,414
Shares		Value
JAPAN (continued)
29,200	Obic Co. Ltd.	$1,512,557
35,800	Oracle Corp. Japan	1,625,885
583,000	Osaka Gas Co. Ltd.	2,211,221
332,400	Otsuka Holdings Co. Ltd.	11,182,452
67,700	Park24 Co. Ltd.	1,885,955
15,900	Rinnai Corp.	1,460,152
112,900	Rohto Pharmaceutical Co. Ltd.	2,107,727
62,700	Sankyo Co. Ltd.	2,397,896
67,633	Sawai Pharmaceutical Co. Ltd.	4,690,229
49,600	Sohgo Security Services Co. Ltd.	2,423,117
848,300	Sumitomo Osaka Cement Co. Ltd.	3,457,742
675,000	Toray Industries Inc.	5,721,850
75,700	Toyo Suisan Kaisha Ltd.	2,621,550
21,200	Tsuruha Holdings, Inc.	1,759,277
93,428	West Japan Railway Co.	6,053,094
252,000	Yokogawa Electric Corp.	2,821,665
		92,718,518
MALAYSIA — 0.2%
1,699,500	DiGi.com Berhad	2,000,448
3,187,100	Malayan Banking Berhad	6,600,923
1,457,000	Public Bank Berhad	6,465,523
		15,066,894
NETHERLANDS — 0.1%
40,000	NXP Semiconductors NV(c)	2,991,200
PAKISTAN — 0.0%
848,800	Engro Corp. Ltd.	2,158,458
SINGAPORE — 0.3%
562,900	DBS Group Holdings Ltd.	5,595,981
1,051,200	Oversea-Chinese Banking Corp. Ltd.	5,882,607
479,000	United Overseas Bank Ltd.	6,089,426
		17,568,014
SOUTH KOREA — 0.3%
58,047	Dongbu Insurance Co. Ltd.(c)	3,297,045
7,479	Green Cross Corp.(c)	1,353,812
51,743	Green Cross Holdings Corp.(c)	2,095,593
114,807	Kia Motors Corp.	4,358,980
77,471	LG Display Co. Ltd.	1,423,872
281,619	LG Uplus Corp.	2,283,993
8,503	Shinsegae Co. Ltd.	1,514,845
		16,328,140
SPAIN — 0.0%
24,104	Tubacex SA	43,559
SWITZERLAND — 0.2%
165,486	Allied World Assurance Co. Holdings AG	6,055,133
54,116	CHUBB Ltd.	6,118,896
		12,174,029

70

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
TAIWAN — 0.1%
13,623,000	First Financial Holding Co. Ltd.	$6,218,264
805,000	Foxconn Technology Co. Ltd.	1,559,437
		7,777,701
THAILAND — 0.0%
1,411,692	Bangkok Expressway & Metro Public Co. Ltd. - FOR(c)(d)	211,364
UNITED KINGDOM — 0.0%
269,222	Meggitt Plc	1,400,228
UNITED STATES — 6.8%
43,001	3M Co.	6,493,151
24,500	Advance Auto Parts, Inc.	3,725,225
101,588	Altria Group, Inc.	6,208,043
103,707	American Electric Power Co., Inc.	6,323,016
88,352	American Financial Group, Inc.	6,271,225
125,851	American Water Works Co., Inc.	8,168,988
27,864	Amgen, Inc.	4,255,669
55,897	Antero Midstream Partners LP	1,110,114
32,009	Anthem, Inc.	4,176,854
86,324	AptarGroup, Inc.	6,293,020
159,804	Arthur J Gallagher & Co.	6,015,023
109,944	Baxter International, Inc.	4,023,950
174,259	Boardwalk Pipeline Partners LP	1,901,166
20,828	Buckeye Partners LP(c)	1,213,023
47,652	Calpine Corp.(c)	729,552
646,768	Capitol Federal Financial, Inc.	7,935,844
39,033	Cardinal Health, Inc.	3,176,115
32,963	Carnival Corp.	1,586,509
98,915	Caterpillar Inc.	6,156,470
79,195	Cheniere Energy Partners LP	1,877,713
75,167	Cheniere Energy Partners LP Holdings LLC	1,122,243
72,305	Church & Dwight Co., Inc.	6,073,620
50,000	Citigroup, Inc.	2,129,000
47,003	Clorox Co. (The)	6,065,737
80,502	Columbia Pipeline Group, Inc.	1,493,312
152,279	Commerce Bancshares, Inc.	6,263,235
42,794	Consolidated Edison, Inc.	2,969,476
131,275	Crane Co.	6,269,694
68,384	Danaher Corp.	5,925,474
187,978	Darden Restaurants, Inc.	11,853,893
17,250	Delek Logistics Partners LP(c)	484,552
47,681	Dollar Tree, Inc.(c)	3,877,419
32,306	Dominion Midstream Partners LP	901,337
108,516	Dover Corp.	6,342,760
75,823	DTE Energy Co.	6,445,713
182,033	Energy Transfer Equity LP	1,580,046
56,742	Energy Transfer Partners LP(c)	1,687,507
76,650	Enterprise Products Partners LP	1,832,701
21,636	EQT GP Holdings LP	467,338
16,157	EQT Midstream Partners LP(c)	1,099,807
12,571	Exelon Corp.	371,724
81,295	Exxon Mobil Corp.	6,328,816
Shares		Value
UNITED STATES (continued)
178,223	Franklin Resources, Inc.	$6,177,209
1,725,000	General Motors Co., Escrow Shares(b)(c)	258,750
150,000	Gilead Sciences, Inc.	12,450,000
428,726	Government Properties Income Trust, REIT	5,886,408
71,100	Hershey Co. (The)	6,264,621
68,165	IAC/InterActiveCorp	3,540,490
22,591	International Business Machines Corp.	2,819,131
16,223	ITC Holdings Corp.	647,298
61,459	Johnson & Johnson	6,418,778
89,828	Kimberly-Clark Corp.	11,535,712
82,677	Kinder Morgan, Inc.	1,360,037
120,000	Lexmark International, Inc. - Class A	3,385,200
31,416	Lockheed Martin Corp.	6,628,776
29,302	Macquarie Infrastructure Corp.	1,964,992
1,205	Magellan Midstream Partners LP	77,397
70,907	McCormick & Co., Inc. - Non Voting Shares	6,237,689
114,211	McDonald’s Corp.	14,137,038
75,649	Microsoft Corp.	4,167,503
282,813	NexPoint Residential Trust, Inc., REIT(d)	3,365,475
56,898	NextEra Energy Partners LP	1,535,677
19,454	NextEra Energy, Inc.	2,173,206
221,501	NiSource, Inc.	4,653,736
130,838	Northwest Bancshares, Inc.	1,644,634
99,561	NRG Yield, Inc. - Class A	1,234,556
85,502	Omnicom Group, Inc.	6,271,572
12,671	Panera Bread Co. - Class A(c)	2,458,174
98,926	Pattern Energy Group, Inc.	1,874,648
127,545	Paychex, Inc.	6,104,304
462,744	People’s United Financial, Inc.	6,649,631
9,149	PG&E Corp.	502,372
67,699	Philip Morris International, Inc.	6,093,587
94,844	Pinnacle West Capital Corp.	6,289,106
64,706	Plains All American Pipeline LP	1,365,944
168,488	Portland General Electric Co.	6,549,129
180,199	PPL Corp.	6,317,777
60,715	Praxair, Inc.	6,071,500
62,223	ProAssurance Corp.	3,118,617
29,891	Quest Diagnostics, Inc.	1,962,942
18,652	Raytheon Co.	2,391,932
26,518	Rice Midstream Partners LP	286,129
65,059	Sanderson Farms, Inc.	5,284,092
93,721	Schlumberger Ltd.	6,773,217
46,736	SemGroup Corp. - Class A	1,034,735
20,258	Sempra Energy	1,919,446
155,588	Sonoco Products Co.	6,147,282
11,256	Spectra Energy Partners LP	471,739
15,002	Sunoco Logistics Partners LP	334,095
56,983	Sunoco LP	1,937,992
53,986	SunPower Corp.(c)	1,373,404
71

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
UNITED STATES (continued)
64,031	TC PipeLines LP(c)	$2,768,700
7,637	Tesoro Logistics LP(c)	338,548
101,275	TJX Cos., Inc.	7,214,831
56,048	Travelers Cos., Inc. (The)	5,999,378
65,211	United Parcel Service, Inc. - Class B	6,077,665
66,856	United Technologies Corp.	5,862,603
1,358	Valero Energy Partners LP	60,268
167,600	Wal-Mart Stores, Inc.	11,121,936
116,888	Wec Energy Group Inc.	6,455,724
145,080	Westar Energy, Inc.	6,319,685
59,363	Western Refining Logistics LP(c)	1,435,991
166,161	Xcel Energy, Inc.	6,350,673
		427,379,755
Total Common Stocks (Cost $644,217,522)		675,280,206
CLOSED-END FUNDS — 6.5%
UNITED STATES — 6.5%
500,000	AllianceBernstein Global High Income Fund, Inc.(d)	5,395,000
426,882	Apollo Tactical Income Fund, Inc.(d)	5,707,412
525,715	Ares Dynamic Credit Allocation Fund, Inc.(d)	6,645,038
385,000	Avenue Income Credit Strategies Fund(d)	3,996,300
546,147	Babson Capital Global Short Duration High Yield Fund(d)	8,481,663
100,709	Babson Capital Participation Investors(d)	1,357,557
334,264	Blackrock Corp. High Yield Fund, Inc.	3,212,277
676,890	BlackRock Credit Allocation Income Trust(d)	8,291,903
3,970,654	BlackRock Debt Strategies Fund, Inc.(d)	13,142,865
250,000	BlackRock Defined Opportunity Credit Trust(d)	3,202,500
825,000	BlackRock Income Trust, Inc.(d)	5,337,750
587,223	Blackrock Limited Duration Income Trust(d)	8,250,483
1,141,941	Blackrock Multi-Sector Income Trust(d)	17,585,891
1,135,616	Blackstone/GSO Strategic Credit Fund(d)	14,649,446
662,043	Brookfield Mortgage Opportunity Income Fund, Inc.(d)	9,698,930
45,444	Brookfield Total Return Fund, Inc.	1,047,939
330,215	ClearBridge Energy MLP Fund, Inc.	4,170,616
Shares		Value
UNITED STATES (continued)
715,997	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(d)	$16,360,531
100,140	Cohen & Steers Quality Income Realty Fund, Inc.	1,140,595
75,446	Cohen & Steers REIT and Preferred Income Fund, Inc.	1,331,622
1,220,837	Doubleline Income Solutions Fund(d)	19,191,558
110,465	Fiduciary/Claymore MLP Opportunity Fund	1,238,313
445,000	First Trust High Income Long/Short Fund(d)	6,109,850
585,000	First Trust Intermediate Duration Preferred & Income Fund(d)	12,770,550
100,041	Guggenheim Credit Allocation Fund(d)	1,869,766
300,000	Guggenheim Strategic Opportunities Fund(d)	4,839,000
1,889,832	Invesco Dynamic Credit Opportunities Fund(d)	19,219,591
3,409,239	Invesco Senior Income Trust(d)	13,125,570
360,783	KKR Income Opportunities Fund(d)	4,737,081
440,024	Legg Mason BW Global Income Opportunities Fund, Inc.(d)	4,809,462
660,280	New America High Income Fund(d)	4,912,483
369,807	NexPoint Credit Strategies Fund(d)	6,700,903
195,544	Nuveen Mortgage Opportunity Term Fund(d)	4,427,116
371,911	Nuveen Preferred & Income Term Fund(d)	8,791,976
1,665,634	Nuveen Quality Preferred Income Fund(d)	13,974,669
1,097,508	PIMCO Corporate & Income Strategy Fund(d)	14,794,408
1,400,000	PIMCO Dynamic Credit Income Fund(d)	24,472,000
890,865	PIMCO Dynamic Income Fund(d)	23,590,105
650,900	PIMCO Income Strategy Fund II(d)	5,474,069
697,840	Pioneer Floating Rate Trust(d)	7,334,298
1,091,266	Prudential Global Short Duration High Yield Fund, Inc.(d)	15,266,811
743,916	Prudential Short Duration High Yield Fund, Inc.(d)	10,816,539
225,000	Stone Harbor Emerging Markets Income Fund(d)	2,463,750
92,785	Tortoise Energy Infrastructure Corp.	2,258,387
1,814,500	Voya Prime Rate Trust(d)	8,727,745
1,774,324	Wells Fargo Advantage Income Opportunities Fund(d)	12,562,214

72

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
UNITED STATES (continued)
1,468,159	Western Asset High Income Fund II, Inc.(d)	$8,823,636
227,433	Western Asset Mortgage Defined Opportunity Fund(d)	5,196,844
27,383	Western Asset Variable Rate Strategic Fund, Inc.	423,067
Total Closed-End Funds (Cost $483,292,187)		407,928,079
EXCHANGE TRADED FUNDS — 0.9%
UNITED STATES — 0.9%
24,000	iShares US Preferred Stock ETF	923,280
126,000	PowerShares Senior Loan Portfolio	2,794,680
110,000	Schwab Short-Term U.S. Treasury ETF	5,582,500
18,000	Utilities Select Sector SPDR Fund	817,560
20,000	Vanguard Long-Term Bond ETF	1,779,000
86,000	Vanguard Short-Term Bond ETF	6,897,200
360,000	Vanguard Short-Term Corporate Bond ETF	28,494,000
102,579	WisdomTree Europe SmallCap Dividend Fund	5,422,326
40,100	WisdomTree Japan Hedged Equity Fund	1,907,156
Total Exchange Traded Funds (Cost $55,934,262)		54,617,702
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
3,500	Actavis Plc	3,311,980
35,000	Exelon Corp.	1,505,700
104,500	New York Community Capital Trust V	5,196,785
Total Preferred Stocks (Cost $10,150,125)		10,014,465

Contracts		Value
CALL OPTIONS PURCHASED — 0.0%
75	London Metal Exchange Nickel Futures, Strike $15,000.00, Expires 03/02/16	5
200	London Metal Exchange Nickel Futures, Strike $9,500.00, Expires 12/07/16	883,200
250	London Metal Exchange Zinc Futures, Strike $1,750.00, Expires 03/01/16	112,500
250	London Metal Exchange Zinc Futures, Strike $2,050.00, Expires 03/01/16	3,750
Contracts			Value
700		New York Mercantile Exchange Natural Gas Futures, Strike $3.25, Expires 03/24/16	$30,800
Total Call Options Purchased (Cost $2,708,325)			1,030,255
PUT OPTIONS PURCHASED — 0.1%
800		London Metal Exchange Aluminium Futures, Strike $1,400.00, Expires 02/02/16	0
300		London Metal Exchange Aluminium Futures, Strike $1,500.00, Expires 02/03/16	44,775
250		London Metal Exchange Copper Futures, Strike $4,250.00, Expires 02/02/16	8,750
1,100		Russell 2000 Index, Strike $1,000.00, Expires 02/19/16	1,089,000
5,120		Russell 2000 Index, Strike $950.00, Expires 03/18/16	5,478,400
715		S&P 500 Index, Strike $1,850.00, Expires 03/31/16	2,481,050
Total Put Options Purchased (Cost $17,187,313)			9,101,975

Principal Amount			Value
BANK LOANS — 0.1%
UNITED STATES — 0.1%
$4,000,000		Starwood Capital Corp./Schulte Hospitality Group, Mezzanine Term Loan, 0.00%, 06/30/17(d)	3,980,000
4,000,000		Thor Equities 680 Madison Ave LLC, Mezzanine Loan, 5.22%, 08/09/17	4,000,000
Total Bank Loans (Cost $8,028,352)			7,980,000

Principal
Amount			Value
CORPORATE BONDS — 8.3%
AUSTRIA — 0.0%
$1,150,000		JBS Investments GmbH, 7.75%, 10/28/20(e)	1,017,750
BELGIUM — 0.1%
5,000,000		Sofina SA, Cnv., 1.00%, 09/19/16(f)	4,937,500
BERMUDA — 0.0%
7,000,000	(g)	Celestial Nutrifoods Ltd., Cnv., 16.00%, 06/12/12(b)(c)(d)(h)(i)	982,732

73

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount			Value
BERMUDA (continued)
$1,540,000		Digicel Ltd., 6.75%, 03/01/23(f)	$1,324,400
			2,307,132
BULGARIA — 0.0%
1,500,000	(j)	Bulgarian Telecommunications Co. EAD, 6.63%, 11/15/18(f)	1,612,267
CANADA — 0.1%
125,000		Gibson Energy, Inc., 6.75%, 07/15/21(e)	116,250
500,000		Quebecor Media, Inc., 5.75%, 01/15/23	505,000
1,500,000		Valeant Pharmaceuticals International, Inc., 6.75%, 08/15/18(e)	1,493,438
725,000		Valeant Pharmaceuticals International, Inc., 5.63%, 12/01/21(e)	659,750
			2,774,438
CAYMAN ISLANDS — 0.1%
650,000	(j)	Brakes Capital, 7.13%, 12/15/18(f)	949,344
1,150,000		Jafz Sukuk Ltd., 7.00%, 06/19/19(f)	1,257,836
2,000,000		Siem Industries, Inc., Cnv., 1.00%, 09/12/19(f)	1,794,600
330,000		TAM Capital 3, Inc., 8.38%, 06/03/21(f)	248,820
			4,250,600
CROATIA (HRVATSKA) — 0.0%
2,100,000	(j)	Agrokor dd, 9.13%, 02/01/20(f)	2,405,726
CZECH REPUBLIC — 0.0%
612,000	(j)	CE Energy AS, 7.00%, 02/01/21(f)	646,402
1,175,000	(j)	RPG Byty Sro, 6.75%, 05/01/20(f)	1,315,894
			1,962,296
FRANCE — 0.1%
247,500	(k)	Autodis SA, 6.50%, 02/01/19(f)	274,818
725,000	(k)	BUT SAS, 7.38%, 09/15/19(f)	812,877
575,000	(k)	Horizon Holdings III SASU, 5.13%, 08/01/22(f)	635,352
375,000	(k)	La Financiere Atalian SAS, 7.25%, 01/15/20(f)	426,547
450,000	(k)	Loxam SAS, 4.88%, 07/23/21(f)	496,013
Principal
Amount			Value
FRANCE (continued)
$2,300,000	(k)	Numericable-SFR SAS, 5.38%, 05/15/22(f)	$2,553,867
325,000		Numericable-SFR SAS, 6.00%, 05/15/22(e)	320,125
700,000	(k)	Numericable-SFR SAS, 5.63%, 05/15/24(f)	768,574
700,000	(k)	Orange SA, 4.00%, 10/01/21(f)(l)	737,453
650,000		SPCM SA, 6.00%, 01/15/22(f)	654,875
300,000	(k)	TDF Infrastructure SAS, 2.88%, 10/19/22(f)	337,071
			8,017,572
GERMANY — 0.1%
700,000	(k)	alstria office REIT-AG, 2.25%, 03/24/21(f)	760,902
1,580,000	(k)	Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20(f)	1,804,727
1,225,000	(k)	Rapid Holding GmbH, 6.63%, 11/15/20(f)	1,359,880
600,000	(k)	RWE AG, 2.75%, 04/21/75(f)(l)	547,573
1,000,000	(k)	Safari Holding Verwaltungs GmbH, 8.25%, 02/15/21(f)	1,131,902
325,000	(k)	Unitymedia GmbH, 3.75%, 01/15/27(f)	310,878
475,000	(k)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.63%, 02/15/26(f)	514,565
225,000	(k)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, 01/15/29(f)	263,874
			6,694,301
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 13.00%, 01/05/12(b)(c)(d)(h)(i)	1,133,154
IRELAND — 0.2%
500,000	(k)	Ardagh Packaging Finance Plc, 9.25%, 10/15/20(f)	561,390
1,875,000	(k)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 4.25%, 01/15/22(f)	2,007,819
1,475,000	(k)	eircom Finance Ltd., 9.25%, 05/15/20(f)	1,688,752
5,000,000		Jazz Investments I Ltd., Cnv., 1.88%, 08/15/21	5,084,375
650,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 4.38%, 04/30/18(f)	650,000

74

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount			Value
IRELAND (continued)
$1,725,000		Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18(f)	$1,716,720
			11,709,056
ITALY — 0.1%
125,000	(k)	Finmeccanica SpA, 4.88%, 03/24/25	147,586
525,000	(k)	Snai SpA, 7.63%, 06/15/18(f)	563,088
1,450,000	(m)	Telecom Italia SpA, 6.38%, 06/24/19	2,230,433
			2,941,107
JAPAN — 0.1%
3,000,000	(j)	SoftBank Group Corp., 4.75%, 07/30/25(f)	3,030,516
JERSEY CHANNEL ISLANDS — 0.1%
925,000	(m)	CPUK Finance Ltd., 7.00%, 08/28/20(f)	1,334,514
1,375,000	(k)	Mercury Bondco Plc, 8.25% cash or 9.00% payment-in-kind interest, 05/30/21(f)(n)	1,422,501
			2,757,015
LUXEMBOURG — 0.4%
550,000	(k)	Altice Financing SA, 8.00%, 12/15/19(f)	618,006
975,000		Altice Financing SA, 6.63%, 02/15/23(e)	957,937
1,000,000		Altice Finco SA, 8.13%, 01/15/24(e)	960,000
675,000		Altice Finco SA, 7.63%, 02/15/25(e)	621,000
1,650,000	(k)	Altice Luxembourg SA, 7.25%, 05/15/22(f)	1,691,361
550,000	(k)	Cirsa Funding Luxembourg SA, 5.88%, 05/15/23(f)	554,105
1,000,000		Cosan Luxembourg SA, 5.00%, 03/14/23(f)	770,000
650,000	(k)	Dakar Finance SA, 9.00% cash or 9.25% payment-in-kind interest, 11/15/20(f)(n)	673,159
600,000	(k)	Fiat Chrysler Finance Europe, 6.75%, 10/14/19(f)	723,229
275,000	(k)	Fiat Chrysler Finance Europe, 4.75%, 03/22/21(f)	308,333
900,000	(k)	Garfunkelux Holdco 3 SA, 7.50%, 08/01/22(f)	977,402
1,200,000		Gazprom OAO Via Gaz Capital SA, 8.15%, 04/11/18(f)	1,280,520
300,000	(k)	Gestamp Funding Luxembourg SA, 5.88%, 05/31/20(f)	333,519
Principal
Amount			Value
LUXEMBOURG (continued)
$600,000	(k)	Grand City Properties SA, 3.75%, 02/18/49(l)	$590,982
2,200,000	(k)	Greif Nevada Holdings, Inc. SCS, 7.38%, 07/15/21(f)	2,729,296
750,000	(k)	Intralot Capital Luxembourg SA, 6.00%, 05/15/21(f)	715,803
300,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.88%, 04/15/20(e)	287,250
1,675,000	(o)	Matterhorn Telecom SA, 3.63%, 05/01/22(f)	1,463,244
630,000		Minerva Luxembourg SA, 7.75%, 01/31/23(f)	587,475
2,085,000		Severstal OAO Via Steel Capital SA, 4.45%, 03/19/18(f)	2,088,128
775,000	(k)	SIG Combibloc Holdings SCA, 7.75%, 02/15/23(f)	864,740
600,000	(k)	Telecom Italia Finance SA, 7.75%, 01/24/33	837,326
1,275,000	(k)	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 05/01/22(f)	1,319,958
650,000		Tupy Overseas SA, 6.63%, 07/17/24(f)	547,625
600,000	(k)	Wind Acquisition Finance SA, 3.86%, 07/15/20(f)(l)	632,102
1,550,000	(k)	Wind Acquisition Finance SA, 4.00%, 07/15/20(f)	1,641,327
			24,773,827
MEXICO — 0.0%
850,000		Grupo Posadas SAB de CV, 7.88%, 06/30/22(f)	803,250
475,000		Petroleos Mexicanos, 6.88%, 08/04/26(f)	474,121
800,000		Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/21(f)	728,000
			2,005,371
NETHERLANDS — 0.5%
1,500,000	(k)	Cable Communications Systems NV, 7.50%, 11/01/20(f)	1,679,784
1,175,000	(k)	Grupo Antolin Dutch BV, 5.13%, 06/30/22(f)	1,304,693
1,206,000	(k)	Hydra Dutch Holdings 2 BV, 5.36%, 04/15/19(f)(l)	1,235,251
400,000	(k)	Koninklijke KPN NV, 6.13%, 09/14/18(f)(l)	448,105
1,150,000	(m)	Koninklijke KPN NV, 6.88%, 03/14/73(f)(l)	1,650,933
1,875,000	(k)	LGE HoldCo VI BV, 7.13%, 05/15/24(f)	2,183,719

75

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount			Value
NETHERLANDS (continued)
$600,000		Majapahit Holding BV, 7.75%, 01/20/20(f)	$669,600
600,000	(k)	NE Property Cooperatief UA, 3.75%, 02/26/21(f)	641,270
6,000,000		NXP Semiconductors NV, Cnv., 1.00%, 12/01/19	6,322,500
1,700,000	(k)	Samvardhana Motherson Automotive Systems Group BV, 4.13%, 07/15/21(f)	1,731,602
200,000	(k)	Schaeffler Finance BV, 2.75%, 05/15/19(f)	216,096
3,350,000	(k)	Schaeffler Holding Finance BV, 6.88% cash or 11.13% payment-in-kind interest, 08/15/18(f)(n)	3,745,347
4,000,000	(k)	Sonae Investments BV, Cnv., 1.63%, 06/11/19(d)(f)	4,262,114
1,200,000	(k)	Telefonica Europe BV, 7.63%, 09/18/21(f)(l)	1,373,128
800,000	(k)	Telefonica Europe BV, 5.88%, 03/31/49(f)(l)	818,321
500,000	(m)	Telefonica Europe BV, 6.75%, 11/26/49(f)(l)	705,340
539,000	(k)	United Group BV, 7.88%, 11/15/20(f)	614,842
1,000,000	(k)	Vonovia Finance BV, 4.00%, 12/29/49(f)(l)	1,018,297
			30,620,942
NORWAY — 0.1%
775,000	(k)	Lock AS, 5.50%, 08/15/20(f)(l)	837,219
1,150,000	(k)	Lock AS, 7.00%, 08/15/21(f)	1,278,329
1,250,000	(k)	Silk Bidco AS, 7.50%, 02/01/22(f)	1,367,659
			3,483,207
PERU — 0.0%
800,000		InRetail Consumer, 5.25%, 10/10/21(f)	784,000
POLAND — 0.0%
450,000	(k)	Play Finance 1 SA, 6.50%, 08/01/19(f)	502,302
1,075,000	(k)	Play Finance 2 SA, 5.25%, 02/01/19(f)	1,188,124
			1,690,426
PORTUGAL — 0.0%
800,000	(k)	EDP - Energias de Portugal SA, 5.38%, 09/16/75(f)(l)	827,637
SINGAPORE — 0.1%
5,000,000	(k)	OSIM International Ltd., Cnv., 3.10%, 09/18/19(f)(h)	3,268,461
Principal
Amount			Value
SPAIN — 0.0%
$725,000	(k)	Ence Energia y Celulosa SA, 5.38%, 11/01/22	$797,963
SWEDEN — 0.0%
1,125,000	(j)	Akelius Residential Property AB, 3.38%, 09/23/20(f)	1,236,179
TURKEY — 0.0%
1,300,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 05/09/20(f)	1,254,227
UNITED KINGDOM — 0.3%
825,000	(k)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(f)	1,257,837
125,000	(j)	Arrow Global Finance Plc, 5.14%, 11/01/21(f)(l)	135,520
325,000	(k)	Boparan Finance Plc, 4.38%, 07/15/21(f)	311,604
975,000	(k)	Boparan Finance Plc, 5.50%, 07/15/21(f)	1,229,517
600,000	(k)	Cognita Financing Plc, 7.75%, 08/15/21(f)	867,768
1,450,000	(k)	Co-operative Group Holdings 2011 Ltd., STEP, 5.63%, 07/08/20(f)	2,209,830
375,000	(k)	Co-operative Group Holdings 2011 Ltd., STEP, 7.50%, 07/08/26	579,726
490,000	(k)	Debenhams Plc, 5.25%, 07/15/21(f)	681,311
775,000	(k)	Infinis Plc, 7.00%, 02/15/19(f)	1,120,867
300,000		International Game Technology Plc, 5.63%, 02/15/20(e)	297,000
1,475,000	(k)	International Game Technology Plc, 4.75%, 02/15/23(f)	1,509,178
1,375,000		Jaguar Land Rover Automotive Plc, 3.50%, 03/15/20(e)	1,326,875
350,000	(k)	Jaguar Land Rover Automotive Plc, 3.88%, 03/01/23(f)	448,846
925,000	(k)	Jerrold Finco Plc, 9.75%, 09/15/18(f)	1,413,860
850,000	(k)	Moy Park Bondco Plc, 6.25%, 05/29/21(f)	1,186,948
1,050,000		OAS Finance Ltd., 8.00%, 07/02/21(c)(e)(i)	33,075
675,000	(k)	Premier Foods Finance Plc, 6.50%, 03/15/21(f)	894,485
950,000	(k)	Southern Water Greensands Financing Plc, 8.50%, 04/15/19(f)	1,503,179
925,000	(k)	TA Manufacturing Ltd., 3.63%, 04/15/23(f)	937,019
500,000	(k)	Virgin Media Secured Finance Plc, 6.25%, 03/28/29(f)	708,464

76

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount			Value
UNITED KINGDOM (continued)
$625,000	(k)	Worldpay Finance Plc, 3.75%, 11/15/22(f)	$682,137
			19,335,046
UNITED STATES — 5.9%
5,000,000		Akamai Technologies, Inc., Cnv., 0.49%, 02/15/19(h)	4,675,000
2,000,000		Allscripts Healthcare Solutions, Inc., Cnv., 1.25%, 07/01/20	2,063,750
1,750,000		Ally Financial, Inc., 3.25%, 11/05/18	1,715,000
5,000,000		AmTrust Financial Services, Inc., Cnv., 2.75%, 12/15/44	4,343,750
1,250,000		Antero Resources Corp., 5.13%, 12/01/22	1,053,125
5,000,000		Apollo Commercial Real Estate Finance, Inc., Cnv., 5.50%, 03/15/19	4,950,000
6,000,000		Ares Capital Corp., Cnv., 5.13%, 06/01/16	6,045,000
7,000,000		Atlas Air Worldwide Holdings, Inc., Cnv., 2.25%, 06/01/22	5,398,750
100,000	(j)	Ball Corp., 3.50%, 12/15/20	111,065
850,000	(j)	Ball Corp., 4.38%, 12/15/23	942,669
5,000,000		BlackRock Kelso Capital Corp., Cnv., 5.50%, 02/15/18	5,121,875
5,000,000		Blackstone Mortgage Trust, Inc., Cnv., 5.25%, 12/01/18	4,934,375
3,000,000		Blucora, Inc., Cnv., 4.25%, 04/01/19	2,379,375
1,450,000		Blue Cube Spinco, Inc., 9.75%, 10/15/23(e)	1,558,750
600,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22(e)	448,500
500,000		Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21(e)	407,500
13,000,000		Brocade Communications Systems, Inc., 1.38%, 01/01/20(e)	12,057,500
1,075,000		Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.63%, 01/15/22	784,750
10,000,000		Cardtronics, Inc., Cnv., 1.00%, 12/01/20	8,919,330
725,000	(j)	Cemex Finance LLC, 5.25%, 04/01/21(f)	688,393
Principal
Amount		Value
UNITED STATES (continued)
$1,000,000	Cemex Finance LLC, 9.38%, 10/12/22(e)	$1,010,000
525,000	Centene Escrow Corp., 5.63%, 02/15/21(e)	534,187
3,100,000	Chart Industries, Inc., Cnv., 2.00%, 08/01/18	2,545,875
6,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	5,880,000
7,000,000	Colony Capital, Inc., Cnv., 3.88%, 01/15/21	6,120,625
525,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23(e)	318,937
5,000,000	Echo Global Logistics, Inc., Cnv., 2.50%, 05/01/20	4,312,500
475,000	Endo Finance LLC, 5.75%, 01/15/22(e)	472,625
225,000	Endo Finance LLC/Endo Finco, Inc., 5.38%, 01/15/23(e)	223,312
600,000	Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 07/15/23(e)	603,000
5,000,000	Envestnet, Inc., Cnv., 1.75%, 12/15/19	4,215,625
750,000	EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 09/01/22	262,500
750,000	Exterran Partners LP/EXLP Finance Corp., 6.00%, 04/01/21	558,750
300,000	Exterran Partners LP/EXLP Finance Corp., 6.00%, 10/01/22	225,000
5,000,000	Finisar Corp., Cnv., 0.50%, 12/15/33	4,565,625
500,000	Forum Energy Technologies, Inc., 6.25%, 10/01/21	400,000
4,500,000	General Cable Corp., Cnv.,STEP, 4.50%, 11/15/29	2,275,313
800,000	Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24	584,000
900,000	H&E Equipment Services, Inc., 7.00%, 09/01/22	823,500
1,500,000	Harron Communications LP/Harron Finance Corp., 9.13%, 04/01/20(e)	1,578,750
750,000	Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25(e)	586,875
2,500,000	Hologic, Inc., Cnv., STEP, 2.00%, 03/01/42	3,068,750
10,000,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/43	12,181,250

77

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount			Value
UNITED STATES (continued)
$2,000,000		Hornbeck Offshore Services, Inc., Cnv., 1.50%, 09/01/19	$1,051,250
775,000	(j)	Huntsman International LLC, 5.13%, 04/15/21	763,993
2,000,000		Huron Consulting Group Inc, 1.25%, 10/01/19	1,887,500
5,000,000		Impax Laboratories, Inc., Cnv., 2.00%, 06/15/22(e)	4,640,625
7,000,000		JDS Uniphase Corp., Cnv., 0.63%, 08/15/33	6,466,250
3,000,000		Jefferies Group LLC, Cnv., 3.88%, 11/01/29	2,966,250
2,000,000		KB Home, Cnv., 1.38%, 02/01/19	1,730,000
28,984,645		Liberty Interactive LLC, Cnv., 3.75%, 02/15/30(d)	16,086,478
4,000,000		LinkedIn Corp., Cnv., 0.50%, 11/01/19	4,052,500
13,000,000		Live Nation Entertainment, Inc., Cnv., 2.50%, 05/15/19	12,837,500
13,000,000		Mentor Graphics Corp., Cnv., 4.00%, 04/01/31	13,373,750
6,000,000		MercadoLibre, Inc., Cnv., 2.25%, 07/01/19	6,153,750
3,000,000		Meritage Homes Corp., Cnv., 1.88%, 09/15/32	2,895,000
5,000,000		Micron Technology Inc., Series G, Cnv., 3.00%, 11/15/43	3,509,375
1,500,000		Micron Technology, Inc., Cnv., Series E, 1.63%, 02/15/33	1,795,313
925,000		MPLX LP, 4.88%, 12/01/24(e)	721,943
1,325,000	(j)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 5.75%, 10/01/20	1,517,899
900,000	(j)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.00%, 08/19/22	981,059
5,000,000		National Health Investors, Inc., Cnv., 3.25%, 04/01/21	4,878,125
225,000		Neptune Finco Corp, 10.13%, 01/15/23(e)	237,938
450,000		Neptune Finco Corp., 10.13%, 01/15/23(e)	473,625
5,000,000		Nuance Communications, Inc., Cnv., 2.75%, 11/01/31	5,025,000
500,000		NuStar Logistics LP, 6.75%, 02/01/21	450,000
12,000,000		ON Semiconductor Corp., Cnv., 1.00%, 12/01/20(e)	10,590,000
Principal
Amount			Value
UNITED STATES (continued)
$1,500,000		Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(e)	$1,477,500
800,000		Post Holdings, Inc., 7.38%, 02/15/22	843,000
12,000,000		Priceline Group, Inc. (The), Cnv., 0.90%, 09/15/21	11,557,500
200,000	(j)	PSPC Escrow Corp., 6.00%, 02/01/23(f)	173,357
3,000,000		Restoration Hardware Holdings, Inc., Cnv., 2.91%, 06/15/19(e)(h)	2,557,500
500,000		Rice Energy, Inc., 6.25%, 05/01/22	378,750
2,000,000		Rovi Corp., Cnv., 0.50%, 03/01/20(e)	1,855,000
2,475,000		Sabine Pass Liquefaction LLC, 5.63%, 04/15/23	2,171,813
500,000		Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	438,750
625,000		Sabine Pass Liquefaction LLC, 5.63%, 03/01/25	537,500
500,000		Safway Group Holding LLC/Safway Finance Corp., 7.00%, 05/15/18(e)	490,000
12,000,000		ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(e)(i)	1,200,000
5,000,000		Shutterfly, Inc., Cnv., 0.25%, 05/15/18	4,715,625
450,000		SM Energy Co., 5.63%, 06/01/25	240,750
3,395,000		Southern Star Central Corp., 5.13%, 07/15/22(e)	2,851,800
15,000,000		Starwood Property Trust, Inc., Cnv., 3.75%, 10/15/17	14,681,250
9,900,000		Starwood Property Trust, Inc., Cnv., REIT, 4.55%, 03/01/18	9,961,875
3,000,000		Starwood Waypoint Residential Trust, Cnv., 3.00%, 07/01/19	2,797,500
2,500,000		Starwood Waypoint Residential Trust, Cnv., REIT, 4.50%, 10/15/17	2,478,125
475,000		Team Health, Inc., 7.25%, 12/15/23(e)	496,375
8,000,000		Tesla Motors, Inc., Cnv., 0.25%, 03/01/19	6,860,000
4,000,000		Tesla Motors, Inc., Cnv., 1.25%, 03/01/21	3,215,000
500,000		Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20	465,000
6,000,000		TiVo, Inc., Cnv., 2.00%, 10/01/21	5,073,750

78

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount			Value
UNITED STATES (continued)
$775,000		TPC Group, Inc., 8.75%, 12/15/20(e)	$515,375
8,000,000		Twitter, Inc., Cnv., 0.25%, 09/15/19	6,840,000
675,000		Unit Corp., 6.63%, 05/15/21	438,750
9,000,000		Vector Group Ltd., Cnv., 1.75%, 04/15/20(l)	10,023,750
5,000,000		Verint Systems, Inc., Cnv., 1.50%, 06/01/21	4,562,500
1,740,000	(m)	Virgin Media Secured Finance Plc, 6.00%, 04/15/21(f)	2,568,842
525,000	(j)	VWR Funding, Inc., 4.63%, 04/15/22(f)	532,047
27,800,000		Washington Mutual Bank, 6.00%, 12/31/49(c)(i)	5,838,000
24,750,000		Washington Mutual Bank, 6.00%, 12/31/49(c)(i)	5,197,500
4,800,000		Washington Mutual Bank, 6.00%, 12/31/49(c)(i)	1,008,000
3,000,000		Washington Mutual Bank, 6.00%, 12/31/49(c)(i)	630,000
2,000,000		Washington Mutual Bank, 6.00%, 12/31/49(c)(i)	420,000
6,000,000		Web.com Group, Inc., Cnv., 1.00%, 08/15/18	5,527,500
5,000,000		WebMD Health Corp., Cnv., 2.25%, 03/31/16	5,000,000
9,000,000		WebMD Health Corp., Cnv., 2.50%, 01/31/18	9,303,750
7,000,000		Wright Medical Group, Inc., Cnv., 2.00%, 02/15/20(e)	6,628,125
2,000,000		Yahoo!, Inc., Cnv., 0.34%, 12/01/18(h)	1,928,750
			371,511,188
Total Corporate Bonds (Cost $574,177,210)			519,138,904
GOVERNMENT BONDS — 3.8%
BRAZIL — 0.5%
70,000	(k)	Brazil Letras do Tesouro Nacional, 11.29%, 07/01/16(h)	16,559
1,620,000	(k)	Brazil Letras do Tesouro Nacional, 11.31%, 10/01/16(h)	370,234
28,300,000	(k)	Brazil Letras do Tesouro Nacional, 15.21%, 01/01/19(h)	4,667,901
50,980,000	(k)	Brazil Letras do Tesouro Nacional, 15.05%, 07/01/19(h)	7,794,518
450,000	(k)	Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/27	79,735
1,410,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 10.00%, 05/15/19	994,339
Principal
Amount			Value
BRAZIL (continued)
$160,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/20	$112,726
840,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/22	570,523
1,292,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/23	854,913
80,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/24	53,205
2,400,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	1,426,466
21,010,000	(k)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	5,116,842
27,080,000	(k)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/21	5,609,016
3,650,000	(k)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/23	711,819
24,870,000	(k)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/25	4,619,436
			32,998,232
HUNGARY — 0.2%
239,740,000	(k)	Hungary Government Bond, 6.75%, 11/24/17	910,229
1,444,000	(k)	Hungary Government International Bond, 6.00%, 01/11/19	1,790,109
2,510,000		Hungary Government International Bond, 6.25%, 01/29/20	2,792,375
3,570,000		Hungary Government International Bond, 6.38%, 03/29/21	4,045,702
			9,538,415
INDONESIA — 0.4%
1,900,000,000	(k)	Indonesia Treasury Bond, 5.25%, 05/15/18	129,294
5,190,000,000	(k)	Indonesia Treasury Bond, 9.00%, 09/15/18	382,530
19,990,000,000	(k)	Indonesia Treasury Bond, 7.88%, 04/15/19	1,435,725
1,932,000,000	(k)	Indonesia Treasury Bond, 11.50%, 09/15/19	153,550
9,062,000,000	(k)	Indonesia Treasury Bond, 11.00%, 11/15/20	721,677

79

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount			Value
INDONESIA (continued)
$41,839,000,000	(k)	Indonesia Treasury Bond, 12.80%, 06/15/21	$3,594,023
6,125,000,000	(k)	Indonesia Treasury Bond, 8.25%, 07/15/21	444,273
19,566,000,000	(k)	Indonesia Treasury Bond, 7.00%, 05/15/22	1,313,997
33,599,000,000	(k)	Indonesia Treasury Bond, 12.90%, 06/15/22	2,943,638
11,914,000,000	(k)	Indonesia Treasury Bond, 10.25%, 07/15/22	933,634
23,599,000,000	(k)	Indonesia Treasury Bond, 5.63%, 05/15/23	1,439,942
43,000,000,000	(k)	Indonesia Treasury Bond, 9.50%, 07/15/23	3,264,441
950,000,000	(k)	Indonesia Treasury Bond, 11.75%, 08/15/23	80,588
52,918,000,000	(k)	Indonesia Treasury Bond, 8.38%, 03/15/24	3,847,628
600,000,000	(k)	Indonesia Treasury Bond, 10.00%, 09/15/24	46,942
82,128,000,000	(k)	Indonesia Treasury Bond, 8.38%, 09/15/26	5,984,881
716,000,000	(k)	Indonesia Treasury Bond, 7.00%, 05/15/27	45,464
1,300,000,000	(k)	Indonesia Treasury Bond, 10.25%, 07/15/27	104,244
363,000,000	(k)	Indonesia Treasury Bond, 10.00%, 02/15/28	28,585
1,078,000,000	(k)	Indonesia Treasury Bond, 6.13%, 05/15/28	62,888
388,000,000	(k)	Indonesia Treasury Bond, 9.00%, 03/15/29	28,924
4,640,000,000	(k)	Indonesia Treasury Bond, 8.38%, 03/15/34	324,689
			27,311,557
MALAYSIA — 0.5%
40,000	(k)	Bank Negara Malaysia Monetary Notes, 3.06%, 03/01/16(h)	9,605
9,433,000	(k)	Bank Negara Malaysia Monetary Notes, 3.05%, 04/19/16(h)	2,256,866
20,000	(k)	Bank Negara Malaysia Monetary Notes, 3.04%, 05/03/16(h)	4,780
690,000	(k)	Bank Negara Malaysia Monetary Notes, 2.74%, 05/12/16(h)	164,799
930,000	(k)	Bank Negara Malaysia Monetary Notes, 3.08%, 06/07/16(h)	221,790
1,180,000	(k)	Bank Negara Malaysia Monetary Notes, 3.04%, 07/19/16(h)	280,079
Principal
Amount			Value
MALAYSIA (continued)
$36,810,000	(k)	Bank Negara Malaysia Monetary Notes, 3.05%, 09/15/16(h)	$8,708,112
43,940,000	(k)	Bank Negara Malaysia Monetary Notes, 3.08%, 09/22/16(h)	10,396,278
390,000	(k)	Bank Negara Malaysia Monetary Notes, 3.04%, 10/06/16(h)	92,110
1,510,000	(k)	Bank Negara Malaysia Monetary Notes, 3.04%, 10/11/16(h)	356,760
1,190,000	(k)	Bank Negara Malaysia Monetary Notes, 3.04%, 10/18/16(h)	281,009
8,338,000	(k)	Malaysia Government Bond, 3.17%, 07/15/16	2,012,231
9,335,000	(k)	Malaysia Government Bond, 4.26%, 09/15/16	2,272,386
7,770,000	(k)	Malaysia Government Bond, 3.81%, 02/15/17	1,894,438
2,790,000	(k)	Malaysia Government Bond, 3.39%, 03/15/17	677,260
7,000,000	(k)	Malaysia Government Bond, 4.01%, 09/15/17	1,720,671
2,740,000	(k)	Malaysia Government Bond, 3.31%, 10/31/17	667,049
10,000	(k)	Malaysia Treasury Bill, 2.96%, 04/29/16(h)	2,391
130,000	(k)	Malaysia Treasury Bill, 2.79%, 05/27/16(h)	31,014
20,000	(k)	Malaysia Treasury Bill, 3.04%, 08/05/16(h)	4,746
			32,054,374
MEXICO — 0.8%
71,850,000	(k)	Mexican Bonos, 6.25%, 06/16/16	4,000,795
113,190,000	(k)	Mexican Bonos, 7.25%, 12/15/16	6,438,620
105,140,000	(k)	Mexican Bonos, 5.00%, 06/15/17	5,893,306
23,900,000	(k)	Mexican Bonos, 7.75%, 12/14/17	1,409,648
2,720,000	(k)	Mexican Udibonos, 5.00%, 06/16/16	825,996
2,712,000	(k)	Mexican Udibonos, 3.50%, 12/14/17	837,470
1,851,000	(k)	Mexican Udibonos, 4.00%, 06/13/19	580,177
1,465,000	(k)	Mexican Udibonos, 2.50%, 12/10/20	434,161
258,668,000	(k)	Mexico Cetes, 3.58%, 02/04/16(h)	1,425,389

80

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount			Value
MEXICO (continued)
$634,373,000	(k)	Mexico Cetes, 3.56%, 02/18/16(h)	$3,491,478
584,559,000	(k)	Mexico Cetes, 3.39%, 03/03/16(h)	3,213,314
347,249,000	(k)	Mexico Cetes, 3.26%, 03/17/16(h)	1,906,507
20,335,000	(k)	Mexico Cetes, 3.25%, 03/23/16(h)	111,587
829,125,000	(k)	Mexico Cetes, 2.66%, 03/31/16(h)	4,546,582
550,152,000	(k)	Mexico Cetes, 3.33%, 04/14/16(h)	3,012,016
187,951,000	(k)	Mexico Cetes, 3.26%, 04/28/16(h)	1,027,683
80,171,000	(k)	Mexico Cetes, 3.25%, 05/12/16(h)	437,777
157,938,000	(k)	Mexico Cetes, 3.25%, 05/26/16(h)	861,243
835,884,000	(k)	Mexico Cetes, 3.26%, 06/09/16(h)	4,551,801
181,734,000	(k)	Mexico Cetes, 3.25%, 06/23/16(h)	988,239
344,953,000	(k)	Mexico Cetes, 3.44%, 07/07/16(h)	1,874,464
31,125,000	(k)	Mexico Cetes, 3.43%, 07/21/16(h)	168,841
624,861,000	(k)	Mexico Cetes, 3.21%, 08/18/16(h)	3,379,629
101,695,000	(k)	Mexico Cetes, 3.24%, 10/13/16(h)	546,889
27,144,000	(k)	Mexico Cetes, 3.26%, 12/08/16(h)	145,174
			52,108,786
PHILIPPINES — 0.1%
44,980,000	(k)	Philippine Government Bond, 1.63%, 04/25/16.	944,179
312,450,000	(k)	Philippine Government Bond, 9.13%, 09/04/16.	6,808,446
1,640,000	(k)	Philippine Treasury Bill, 1.18%, 02/03/16(h)	34,409
4,510,000	(k)	Philippine Treasury Bill, 1.05%, 03/09/16(h)	94,524
2,040,000	(k)	Philippine Treasury Bill, 1.42%, 06/08/16(h)	42,564
5,020,000	(k)	Philippine Treasury Bill, 1.37%, 09/07/16(h)	104,499
2,060,000	(k)	Philippine Treasury Bill, 1.55%, 12/07/16(h)	42,800
			8,071,421
POLAND — 0.1%
8,188,000	(k)	Poland Government Bond, 1.79%, 01/25/17(l)	2,012,130
Principal Amount			Value
POLAND (continued)
$8,307,000	(k)	Poland Government Bond, 1.79%, 01/25/21(l)	$2,000,448
			4,012,578
PORTUGAL — 0.1%
2,560,000		Portugal Government International Bond, 5.13%, 10/15/24(e)	2,629,120
SERBIA — 0.1%
1,540,000		Republic of Serbia, 5.25%, 11/21/17(e)	1,591,547
3,280,000		Republic of Serbia, 7.25%, 09/28/21(e)	3,677,274
			5,268,821
SLOVENIA — 0.1%
2,660,000		Slovenia Government International Bond, 5.50%, 10/26/22(e)	2,995,463
400,000		Slovenia Government International Bond, 5.85%, 05/10/23(e)	458,840
			3,454,303
SOUTH KOREA — 0.7%
6,850,980,000	(k)	Korea Monetary Stabilization Bond, 2.80%, 04/02/16	5,727,400
26,400,000	(k)	Korea Monetary Stabilization Bond, 2.00%, 04/19/16	21,947
532,200,000	(k)	Korea Monetary Stabilization Bond, 1.74%, 05/09/16	444,193
6,862,000,000	(k)	Korea Monetary Stabilization Bond, 2.79%, 06/02/16	5,748,243
325,600,000	(k)	Korea Monetary Stabilization Bond, 1.62%, 06/09/16	271,680
77,500,000	(k)	Korea Monetary Stabilization Bond, 1.57%, 07/09/16	64,657
14,296,000,000	(k)	Korea Monetary Stabilization Bond, 2.46%, 08/02/16	11,981,166
2,506,200,000	(k)	Korea Monetary Stabilization Bond, 1.56%, 08/09/16	2,097,628
312,500,000	(k)	Korea Monetary Stabilization Bond, 1.52%, 09/09/16	260,630
2,990,700,000	(k)	Korea Monetary Stabilization Bond, 2.22%, 10/02/16	2,505,917
1,537,800,000	(k)	Korea Monetary Stabilization Bond, 1.53%, 10/08/16	1,282,591
481,600,000	(k)	Korea Monetary Stabilization Bond, 1.61%, 11/09/16	403,252
6,770,900,000	(k)	Korea Monetary Stabilization Bond, 2.07%, 12/02/16	5,672,003
434,300,000	(k)	Korea Monetary Stabilization Bond, 1.57%, 01/09/17	362,285

81

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount			Value
SOUTH KOREA (continued)
$769,600,000	(k)	Korea Monetary Stabilization Bond, 1.96%, 02/02/17	$644,513
203,100,000	(k)	Korea Monetary Stabilization Bond, 1.70%, 08/02/17	169,745
1,512,300,000	(k)	Korea Monetary Stabilization Bond, 1.56%, 10/02/17	1,261,290
2,153,100,000	(k)	Korea Treasury Bond, 2.75%, 06/10/16	1,803,872
2,454,640,000	(k)	Korea Treasury Bond, 3.00%, 12/10/16	2,072,735
2,197,000,000	(k)	Korea Treasury Bond, 2.00%, 12/10/17	1,847,034
			44,642,781
SRI LANKA — 0.0%
120,600,000	(k)	Sri Lanka Government Bonds, 10.60%, 07/01/19	857,688
3,400,000	(k)	Sri Lanka Government Bonds, 10.60%, 09/15/19	24,190
20,380,000	(k)	Sri Lanka Government Bonds, 9.25%, 05/01/20	139,052
101,930,000	(k)	Sri Lanka Government Bonds, 11.00%, 08/01/21	731,209
			1,752,139
UKRAINE — 0.2%
386,000		Ukraine Government International Bond, 7.75%, 09/01/19(e)	363,612
2,106,000	(k)	Ukraine Government International Bond, 7.75%, 09/01/20(e)	1,978,587
1,699,000	(k)	Ukraine Government International Bond, 7.75%, 09/01/21(e)	1,579,220
1,699,000	(k)	Ukraine Government International Bond, 7.75%, 09/01/22(e)	1,583,468
1,699,000	(k)	Ukraine Government International Bond, 7.75%, 09/01/23(e)	1,562,231
1,699,000	(k)	Ukraine Government International Bond, 7.75%, 09/01/24(e)	1,550,677
1,699,000		Ukraine Government International Bond, 7.75%, 09/01/25(e)	1,542,692
1,699,000	(k)	Ukraine Government International Bond, 7.75%, 09/01/26(e)	1,537,935
1,699,000		Ukraine Government International Bond, 7.75%, 09/01/27(e)	1,516,358
Principal Amount		Value
UKRAINE (continued)
$3,473,000	Ukraine Government International Bond, 3.31%, 05/31/40(e)(l)	$1,304,112
		14,518,892
Total Government Bonds (Cost $262,085,160)		238,361,419
ASSET-BACKED SECURITIES — 9.5%
CAYMAN ISLANDS — 2.6%
11,750,000	Adams Mill CLO Ltd., Series 2014-1A, Class F, 5.89%, 07/15/26(d)(e)(l)	6,175,691
7,500,000	Adams Mill CLO Ltd., Series 2014-1A, Class SUB, 1.00%, 07/15/26(d)(e)(h)	2,835,162
3,000,000	ALM VI Ltd., Series 2012-6A, Class DR, 5.97%, 07/15/26(e)(l)	2,508,884
1,000,000	ALM VII Ltd., Series 2013-7R2A, Class D, 5.62%, 04/24/24(e)(l)	856,640
2,000,000	ALM XVI Ltd., Series 2015-16A, Class D, 5.97%, 07/15/27(e)(l)	1,567,303
1,100,000	ALM XVII Ltd., Series 2015-17A, Class C1, 4.75%, 01/15/28(e)(l)	1,059,121
2,500,000	Anchorage Capital CLO Ltd., Series 2015-6A, Class F, 6.52%, 04/15/27(e)(l)	1,441,317
3,500,000	Apidos CLO XIX, Series 2014-19A, Class E, 6.07%, 10/17/26(e)(l)	2,833,449
5,000,000	Apidos CLO XVIII, Series 2014-18A, Class D, 5.52%, 07/22/26(e)(l)	4,021,358
2,500,000	Apidos CLO XX, Series 2015-20A, Class D, 6.22%, 01/16/27(e)(l)	2,003,262
1,000,000	Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.68%, 12/05/25(e)(l)	824,983
2,000,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 7.35%, 10/15/26(e)(l)	1,741,363
650,000	Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B2L, 6.61%, 08/15/24(e)(l)	589,877
1,000,000	Atrium CDO Corp., Series -8A, Class D, 4.82%, 10/23/22(e)(l)	975,604
5,000,000	Atrium XI, Series 11A, Class E, 5.42%, 10/23/25(e)(l)	4,001,841
2,000,000	Atrium XII, Series 12A, Class E, 5.95%, 10/22/26(e)(l)	1,660,392
1,000,000	Babson CLO Ltd., Series 16-1A, Class E, 7.00%, 01/22/28(e)(l)	863,000
2,500,000	Babson CLO Ltd., Series 2014-3A, Class E1, 5.72%, 01/15/26(e)(l)	1,621,013
750,000	Babson CLO Ltd., Series 2015-2A, Class E, 6.17%, 07/20/27(e)(l)	588,772

82

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$2,000,000	Battalion CLO IX Ltd., Series 2015-9A, Class D, 4.52%, 07/15/28(e)(l)	$1,756,437
1,250,000	Battalion CLO VII Ltd., Series 2014-7A, Class D, 5.92%, 10/17/26(e)(l)	929,354
1,500,000	Battalion CLO VIII Ltd., Series 2015-8A, Class D, 6.07%, 04/18/27(e)(l)	1,164,741
2,500,000	Benefit Street Partners CLO V Ltd., Series 2014-VA, Class E, 5.77%, 10/20/26(e)(l)	1,693,675
1,250,000	Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 6.17%, 04/18/27(e)(l)	985,378
2,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class C, 4.22%, 01/20/28(e)(l)	2,053,508
1,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class D, 5.82%, 01/20/28(e)(l)	959,202
650,000	BlueMountain CLO Ltd., Series 2011-1A, Class E, 6.11%, 08/16/22(e)(l)	637,498
2,500,000	BlueMountain CLO Ltd., Series 2012-1A, Class D, 4.97%, 07/20/23(e)(l)	2,412,263
1,250,000	BlueMountain CLO Ltd., Series 2014-4A, Class E, 5.71%, 11/30/26(e)(l)	995,013
1,000,000	BlueMountain CLO Ltd., Series 2015-1A, Class C, 4.37%, 04/13/27(e)(l)	903,193
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, 6.07%, 04/13/27(e)(l)	1,200,737
500,000	BlueMountain CLO Ltd., Series 2015-2A, Class E, 5.97%, 07/18/27(e)(l)	391,924
1,000,000	BlueMountain CLO Ltd., Series 2015-4A, Class D2, 4.51%, 01/20/27(e)(l)	963,300
1,000,000	BlueMountain CLO Ltd., Series 2015-4A, Class E, 6.96%, 01/20/27(e)(l)	882,000
2,500,000	Carlyle Global Market Strategies CLO 2015-3 Ltd., Series 2015-3A, Class D, 6.16%, 07/28/28(e)(l)	1,989,484
1,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, 5.92%, 04/20/27(e)(l)	1,179,324
3,250,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, 11.00%, 10/20/27(e)	2,981,875
Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	Carlyle Global Market Strategies CLO, Series 2015-2A, Class D, 5.62%, 04/27/27(e)(l)	$791,326
1,800,000	CIFC Funding Ltd., Series 2011-1A, Class D, 5.62%, 01/19/23(e)(l)	1,720,291
1,500,000	CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.20%, 05/26/27(e)(l)	1,287,708
1,000,000	Dryden Senior Loan Fund, Series 2014-34A, Class D, 4.22%, 10/15/26(e)(l)	803,171
1,000,000	Dryden Senior Loan Fund, Series 2014-36A, Class E, 5.54%, 11/09/25(e)(l)	801,219
1,250,000	Galaxy XI CLO Ltd., Series 2011-11A, Class E, 5.37%, 08/20/22(e)(l)	1,238,693
600,000	Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class E, 6.12%, 04/17/22(e)(l)	541,528
2,000,000	Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class E, 6.17%, 04/18/27(e)(l)	1,639,668
3,000,000	Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.79%, 07/17/23(e)(l)	2,766,587
21,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class E, 5.26%, 04/15/27(d)(e)(l)	16,066,539
20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 1.00%, 04/15/27(d)(e)(h)	12,068,800
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class F, 6.78%, 07/20/27(d)(e)(l)	4,624,132
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, 1.00%, 07/20/27(d)(e)	3,858,935
1,000,000	LCM IX LP, Series 9A, Class E, 4.82%, 07/14/22(e)(l)	965,324
1,000,000	LCM XIII LP, Series 13A, Class D, 4.42%, 01/19/23(e)(l)	919,095
1,000,000	LCM XVII LP, Series -17A, Class D, 4.12%, 10/15/26(e)(l)	876,038
1,500,000	LCM XVIII LP, Series -18A, Class D, 4.42%, 04/20/27(e)(l)	1,356,176
1,000,000	LCM XVIII LP, Series 18A, Class E, 10.00%, 04/20/27(e)(l)	611,283
1,000,000	LCM XVIII LP, Series 18A, Class E, 5.97%, 04/20/27(e)(l)	787,126
1,000,000	Madison Park Funding Ltd., Series 2012-9A, Class E, 5.61%, 08/15/22(e)(l)	858,538
1,000,000	Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 6.86%, 01/22/28(e)(l)	915,500

83

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,250,000	Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.55%, 07/25/23(e)(l)	$1,119,164
1,000,000	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.11%, 11/14/25(e)(l)	870,776
1,000,000	Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 4.64%, 01/23/27(e)(l)	945,000
1,000,000	Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 5.78%, 05/05/23(e)(l)	924,048
1,100,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.01%, 11/14/26(e)(l)	971,971
1,250,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.57%, 11/22/25(e)(l)	873,915
5,000,000	Octagon Loan Funding Ltd., Series 2014-1A, Class E, 5.56%, 11/18/26(e)(l)	3,489,088
1,375,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 7.02%, 10/20/28(e)(l)	1,212,830
1,750,000	OZLM Funding III Ltd., Series 2013-3A, Class D, 5.32%, 01/22/25(e)(l)	1,422,644
1,750,000	OZLM Funding Ltd., Series 2012-1A, Class DR, 7.00%, 07/22/27(e)(l)	1,589,045
1,500,000	OZLM VII Ltd., Series 2014-7A, Class D, 5.62%, 07/17/26(e)(l)	1,155,813
1,000,000	OZLM XI Ltd., Series 2015-11A, Class D, 5.72%, 01/30/27(e)(l)	783,909
1,250,000	OZLM XIII Ltd., Series 2015-13A, Class D, 5.73%, 07/30/27(e)(l)	953,721
1,200,000	OZLM XIV Ltd., Series 2015-14A, Class C, 4.73%, 01/15/29(e)(l)	1,109,743
500,000	OZLM XIV Ltd., Series 2015-14A, Class D, 6.73%, 01/15/29(e)(l)	405,096
2,000,000	Regatta V Funding Ltd., Series 2014-1A, Class D, 5.22%, 10/25/26(e)(l)	1,412,796
1,650,000	Sound Point CLO III Ltd., Series 2013-2A, Class E, 5.22%, 07/15/25(e)(l)	1,246,804
1,000,000	Sound Point CLO IX Ltd., Series 2015-2A, Class E, 6.12%, 07/20/27(e)(l)	782,917
1,000,000	Stewart Park CLO Ltd., Series 2015-1A, Class E, 6.07%, 04/15/26(e)(l)	787,255
1,500,000	Symphony CLO XV Ltd., Series 2014-15A, Class E, 5.67%, 10/17/26(e)(l)	1,197,628
1,000,000	Voya CLO Ltd., Series 2012-2AR, Class ER, 6.62%, 10/15/22(e)(l)	863,798
Principal Amount		Value
CAYMAN ISLANDS (continued)
$3,750,000	Voya CLO Ltd., Series 2015-1A, Class E, 7.12%, 04/18/27(e)(l)	$2,531,576
11,250,000	Washington Mill CLO Ltd., Series 2014-1A, Class F, 5.82%, 04/20/26(d)(e)(l)	6,642,788
17,600,000	Washington Mill CLO Ltd., Series 2014-1A, Class SUB, 1.00%, 04/20/26(d)(e)(h)	6,614,038
4,250,000	Webster Park CLO Ltd., Series 2015-1A, Class C, 4.56%, 01/20/27(e)(l)	4,058,750
2,650,000	Webster Park CLO Ltd., Series 2015-1A, Class D, 6.61%, 01/20/27(e)(l)	2,333,325
		164,044,053
UNITED STATES — 6.9%
12,354,957	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 0.67%, 05/25/35(l)	9,430,291
10,034,123	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 1.42%, 05/28/39(e)(l)	7,230,736
3,169,240	Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M2, 0.85%, 02/25/36(l)	2,674,850
8,782,842	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 22A, 0.57%, 12/25/36(l)	7,227,928
3,866,749	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.77%, 03/25/36(l)	1,349,014
3,866,749	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.77%, 03/25/36(l)	1,349,014
16,125,277	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.63%, 10/25/36(l)	12,707,445
8,000,000	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 1.63%, 12/25/36(e)(l)	7,432,602
3,828,117	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30(l)	2,037,164
3,588,859	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30(l)	1,933,823
6,077,135	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30(l)	3,347,865
3,800,000	Carrington Mortgage Loan Trust Series, Series 2006-NC2, Class A3, 0.57%, 06/25/36(l)	3,222,951

84

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$8,203,000	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, 0.57%, 07/25/36(l)	$6,763,291
3,710,809	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, 0.62%, 02/25/37(l)	3,497,539
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 0.84%, 02/25/37(l)	3,075,553
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.56%, 12/25/36(l)	4,397,097
12,415,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 0.64%, 12/25/36(l)	6,708,424
4,164,135	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28	3,976,019
2,958,895	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(l)	2,805,381
4,778,833	Countrywide Asset-Backed Certificates Trust, Series 2006-9, Class 2AV, 0.55%, 10/25/46(l)	3,607,211
2,295,221	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.58%, 09/25/46(l)	2,048,463
7,601,824	Countrywide Asset-Backed Certificates, Series 2006-12, Class 2A2, 0.57%, 12/25/36(l)	7,235,743
11,029,983	Countrywide Asset-Backed Certificates, Series 2006-16, Class 1A, 0.57%, 12/25/46(l)	8,402,972
5,860,649	Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A2, 0.58%, 03/25/37(l)	5,426,588
6,340,991	Countrywide Asset-Backed Certificates, Series 2006-BC5, Class 2A3, 0.59%, 03/25/37(l)	6,577,552
2,999,007	Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, STEP, 6.29%, 06/25/21	3,083,413
2,554,928	Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(l)	2,784,545
7,854,166	Countrywide Asset-Backed Certificates, Series 2007-S3, Class A3, 0.80%, 05/25/37(l)	6,110,732
4,162,350	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A4, 5.84%, 06/25/35	4,070,433
5,291,123	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35	4,820,856
Principal Amount		Value
UNITED STATES (continued)
$3,414,486	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.63%, 12/15/33(e)(l)	$2,893,128
3,136,884	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, 0.57%, 02/15/30(e)(l)	2,583,255
2,876,648	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, 0.52%, 05/15/35(e)(l)	2,405,396
3,142,214	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 0.58%, 11/25/36(l)	1,683,835
7,923,274	Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.58%, 11/25/36(l)	4,210,038
6,103,662	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 0.57%, 03/25/37(l)	3,791,348
8,626,129	Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.60%, 02/25/37(l)	4,674,990
7,461,832	Fremont Home Loan Trust, Series 2006-E, Class 2A3, 0.57%, 01/25/37(l)	3,705,216
5,599,260	GFT Mortgage Loan Trust, Series 2015-GFT1, Class A, STEP, 3.72%, 01/25/55(e)	5,531,509
5,383,408	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, 0.66%, 02/25/36(l)	4,972,869
4,646,519	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, 0.43%, 11/25/36(l)	4,200,393
3,985,424	Greenpoint Manufactured Housing, Series 1999-1, Class A5, 6.77%, 08/15/29(l)	3,880,880
3,621,403	Greenpoint Manufactured Housing, Series 2000-1, Class A4, 8.14%, 03/20/30(l)	3,806,404
9,470,107	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(l)	9,699,643
785,151	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(l)	566,874
1,000,000	Highbridge Loan Management Ltd., Series 2015-6A, Class E1, 5.78%, 03/17/27(e)(l)	769,805
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class D, 4.07%, 11/15/26(e)(l)	857,180

85

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$4,000,000	Invitation Homes Trust, Series 2015-SFR3, Class E, 4.18%, 08/17/32(e)(l)	$3,925,440
1,431,817	Irwin Home Equity Loan Trust, Series 2006-2, Class 2A2, STEP, 6.24%, 02/25/36(e)	1,489,881
11,311,732	Long Beach Mortgage Loan Trust, Series 2006-1, Class 1A, 0.65%, 02/25/36(l)	9,034,516
23,156,304	Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A3, 0.62%, 02/25/36(l)	13,494,683
1,467,816	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, 0.54%, 11/25/36(l)	613,151
20,246,625	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, 0.59%, 11/25/36(l)	8,543,401
3,979,530	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, 0.65%, 11/25/36(l)	1,699,956
8,988,820	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, 0.62%, 03/25/46(l)	3,446,123
21,997,609	Long Beach Mortgage Loan Trust, Series 2006-6, Class 1A, 0.57%, 07/25/36(l)	13,471,149
5,703,928	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 0.55%, 08/25/36(l)	2,929,679
7,873,755	Mastr Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.58%, 10/25/36(l)	4,389,096
5,215,703	Mastr Second Lien Trust, Series 2006-1, Class A, 0.74%, 03/25/36(l)	1,458,128
1,894,785	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.67%, 06/25/36(l)	1,235,088
12,762,646	Morgan Stanley ABS Capital I, Series 2006-HE6, Class A2C, 0.58%, 09/25/36(l)	5,598,494
4,222,533	Morgan Stanley ABS Capital I, Series 2007-HE1, Class A2D, 0.66%, 11/25/36(l)	2,464,850
10,109,199	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 0.56%, 05/25/37(l)	6,784,709
6,334,300	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	3,242,994
1,000,000	Neuberger Berman CLO Ltd., Series 2015-20A, Class D, 4.46%, 01/15/28(e)(l)	896,462
Principal Amount		Value
UNITED STATES (continued)
$1,250,000	Neuberger Berman CLO Ltd., Series 2015-20A, Class E, 6.96%, 01/15/28(e)(l)	$1,022,526
3,828,254	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	3,827,243
1,155,983	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(l)	898,766
2,117,963	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(l)	2,265,247
2,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class C, 4.33%, 09/18/24(e)	1,994,160
4,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(e)	3,930,000
15,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 03/18/26(e)	15,135,000
20,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(e)	20,120,800
13,000,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 07/18/25(e)	12,757,160
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(e)	3,961,720
2,500,000	Progress Residential Trust, Series 2014-SFR1, Class F, 5.13%, 10/17/31(e)(l)	2,489,000
6,000,000	Progress Residential Trust, Series 2015-SFR1, Class E, 4.43%, 02/17/32(e)(l)	5,857,315
16,735,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ2, Class A3, 0.69%, 05/25/36(l)	15,270,641
4,100,279	Residential Asset Securities Corp. Trust, Series 2002-KS4, Class AIIA, 0.92%, 07/25/32(l)	3,537,930
18	Santander Drive Auto Receivables Trust, Series 2012-AA, 0.00%, 12/16/19(c)(d)(e)	8,445,360
21	Santander Drive Auto Receivables Trust, Series 2014-S5, 0.00%, 12/16/19(c)(d)(e)	11,119,400
21	Santander Drive Auto Receivables Trust, Series 2014-S6, 0.00%, 12/16/19(c)(d)(e)	14,686,000
2,000,000	Silver Bay Realty Trust, Series 2014-1, Class E, 3.68%, 09/17/31(e)(l)	1,984,620

86

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$4,329,746	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.63%, 06/25/37(l)	$2,571,123
6,219,015	US Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 01/27/35(e)	6,171,380
		428,331,449
Total Asset-Backed Securities (Cost $644,227,697)		592,375,502

NON-AGENCY MORTGAGE-BACKED SECURITIES — 10.1%

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.0%
2,396,994	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.77%, 07/25/35(l)	2,268,509
3,223,842	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 3.91%, 03/25/37(l)	2,514,680
3,462,064	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	2,484,401
180,733	American Home Mortgage Assets Trust, Series 2007-4, Class A2, 0.62%, 08/25/37(l)	178,490
2,442,372	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4D, STEP, 5.33%, 09/25/35	2,130,314
33	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	32
714,630	Banc of America Funding Corp., Series 2005-F, Class 6A1, 2.91%, 09/20/35(l)	691,934
1,524,644	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.93%, 02/20/36(l)	1,231,740
1,480,168	Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.83%, 06/20/36(l)	1,214,498
3,963,807	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	3,289,357
8,733,438	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.59%, 02/20/47(l)	7,057,510
1,740,790	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.90%, 10/25/35(l)	1,524,761
9,264,202	BCAP LLC Trust, Series 2007-AA2, Class 12A1, 0.64%, 05/25/47(l)	6,861,157
5,755,346	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 3.94%, 03/27/47(e)(l)	5,527,262
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,250,000	BCAP LLC Trust, Series 2012-RR4, Class 8A4, 0.44%, 06/26/47(e)(l)	$5,429,824
4,202,660	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.50%, 02/25/36(l)	3,507,332
1,276,943	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 2.62%, 08/25/35(l)	1,120,708
6,722,167	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.58%, 02/25/36(l)	6,635,470
1,244,339	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 2.80%, 05/25/47(l)	1,112,026
7,043,200	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.39%, 05/25/37(l)	6,124,223
3,755,535	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 2.96%, 11/25/35(l)	2,799,011
3,573,986	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.86%, 04/25/36(l)	2,815,791
7,938,141	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 0.74%, 11/25/36(l)	5,916,501
3,662,880	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, 0.72%, 11/25/36(l)	7,224,321
701,073	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.84%, 05/25/35(l)	687,585
701,211	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.14%, 06/25/36(l)	663,627
6,818,643	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(e)	5,642,665
964,670	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	884,208
2,475,499	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.73%, 08/25/35(l)	2,114,095
4,379,380	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.74%, 08/25/35(l)	3,500,324
7,403,519	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.77%, 09/25/35(l)	6,143,072
2,876,844	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 2.67%, 12/25/35(l)	2,418,651

87

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$217,466	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.29%, 12/25/35(l)	$187,667
7,010,022	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.87%, 04/25/35(l)	5,742,446
3,470,856	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, 0.87%, 05/25/35(l)	2,804,842
1,878,882	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	1,684,160
5,832,794	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.78%, 05/25/36(l)	3,473,003
3,374,263	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	2,722,678
6,937,170	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	5,776,235
3,244,671	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	2,247,767
2,531,896	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.77%, 06/25/36(l)	1,702,901
2,531,896	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 7.00%, 06/25/36(l)	706,514
2,610,029	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	2,266,507
2,652,586	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.83%, 03/25/36(l)	1,689,720
7,450,901	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	6,267,871
2,790,576	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	2,389,202
2,021,384	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	1,707,951
2,505,116	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	2,153,835
5,728,147	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	4,924,915
418,950	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	394,452
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,188,601	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.83%, 05/25/36(l)	$926,328
6,727,933	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	4,958,867
5,149,123	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.15%, 11/20/36(l)	3,781,766
	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 2A1, 0.61%, 08/25/46	0
10,774,705	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, 2.02%, 11/25/46(l)	9,031,839
6,448,506	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, 0.61%, 11/25/46(l)	5,038,957
7,613,927	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, 1.14%, 11/25/46(l)	6,139,259
2,650,000	Countrywide Alternative Loan Trust, Series 2006-OA16, Class A1D, 0.70%, 10/25/46(l)	2,063,369
6,340,508	Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1, 0.54%, 12/25/46(l)	5,480,248
8,593,706	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.62%, 03/20/47(l)	6,636,293
3,671,795	Countrywide Alternative Loan Trust, Series 2006-OA22, Class A1, 0.58%, 02/25/47(l)	3,045,839
1,880,134	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 0.64%, 05/25/36(l)	1,515,109
10,340,135	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 0.63%, 07/25/46(l)	7,785,521
16,199,810	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.61%, 07/25/46(l)	13,245,153
10,354,144	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, 0.66%, 03/25/36(l)	9,671,599
8,437,303	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.60%, 11/25/36(l)	8,363,309
7,419,334	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, 0.60%, 04/25/46(l)	6,309,435
3,737,779	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	3,024,424

88

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,764,856	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	$3,102,769
1,933,448	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,592,783
6,943,514	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	5,382,639
7,222,625	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	5,933,190
1,845,344	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,430,616
6,630,573	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 2.59%, 03/25/47(l)	6,185,413
3,753,656	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 5.24%, 11/25/36	3,527,839
6,561,607	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, 1.13%, 03/25/47(l)	4,949,290
5,243,739	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 2A1, 0.56%, 03/25/47(l)	3,520,518
2,985,929	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	2,435,664
4,246,904	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 2.59%, 01/25/36(l)	3,841,536
1,184,218	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	1,130,042
3,740,430	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 2.56%, 03/20/36(l)	3,594,912
16,788,055	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.25%, 04/25/46(l)	9,245,612
5,330,692	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.62%, 04/25/46(l)	4,672,807
2,017,133	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 0.84%, 07/25/36(e)(l)	1,837,402
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,313,200	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	$3,791,450
466,816	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	441,955
4,144,906	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	3,929,107
832,250	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 2.56%, 01/27/36(e)(l)	817,265
2,582,631	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 3.15%, 08/25/46(e)(l)	2,529,514
6,804,280	Credit Suisse Mortgage Capital Certificates, Series 2013-7R, Class 6A1, 3.75%, 06/26/47(e)(l)	6,816,506
4,671,572	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 12.87%, 04/27/37(e)(l)	3,658,619
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, 0.37%, 05/25/28(e)(l)	2,720,200
1,963,645	Credit Suisse Mortgage Trust, Series 2015-5R, Class 3A1, 4.75%, 01/29/37(e)	1,989,389
12,047,482	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, 0.40%, 10/27/36(e)(l)	5,029,824
7,404,114	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, 0.40%, 01/27/37(e)(l)	6,677,008
2,761,987	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-1, Class 1A3B, 0.57%, 08/25/37(l)	2,359,916
3,455,871	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA2, Class A1, 1.03%, 04/25/47(l)	3,008,571
3,764,552	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.55%, 08/25/47(l)	3,055,916
2,000,000	Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.42%, 07/25/24(l)	1,756,709
2,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M3, 4.17%, 09/25/24(l)	2,252,724
1,304,426	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.24%, 11/19/35(l)	1,197,410

89

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,179,591	GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.65%, 06/25/37(l)	$5,070,014
6,960,996	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.77%, 01/25/35(e)(l)	5,835,893
2,554,656	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 0.77%, 01/25/36(e)(l)	2,218,632
1,233,959	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.93%, 01/25/35(l)	1,240,928
1,900,700	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.70%, 05/25/35(l)	1,818,452
514,226	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	496,321
1,238,153	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	1,216,565
1,809,213	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.04%, 01/25/36(l)	1,625,293
1,924,260	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	1,739,935
2,189,528	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.23%, 04/25/37(l)	1,648,692
2,641,175	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.60%, 12/25/36(l)	2,329,295
775,906	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.38%, 04/25/47(l)	592,330
6,611,686	Impac CMB Trust, Series 2005-7, Class A1, 0.95%, 11/25/35(l)	5,520,758
62,927,604	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 0.00%, 07/25/47(h)	6,478,900
4,397,186	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.89%, 06/25/36(l)	3,341,102
6,439,352	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.15%, 01/25/37(l)	5,236,877
12,593,829	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 0.64%, 11/25/36(l)	10,701,426
602,919	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.49%, 03/25/37(l)	639,987
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,067,331	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.58%, 03/25/37(l)	$4,780,191
5,592,214	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.16%, 10/25/37(l)	4,378,728
590,465	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	574,074
5,115,790	JPMorgan Resecuritization Trust, Series 2015-3, Class 2A1, 4.30%, 05/25/25(e)(l)	5,013,781
8,182,268	Lehman XS Trust, Series 2006-12N, Class A31A, 0.63%, 08/25/46(l)	6,203,492
5,862,322	Lehman XS Trust, Series 2007-20N, Class A1, 1.57%, 12/25/37(l)	4,209,966
4,438,404	LSTAR Securities Investment Trust, Series 2014-1, 3.53%, 09/01/21(e)(l)	4,419,607
4,227,767	LSTAR Securities Investment Trust, Series 2015-2, Class A, 2.24%, 01/01/20(e)(l)	4,155,846
1,257,473	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.38%, 07/25/35(l)	1,066,434
7,424,024	Mastr Resecuritization Trust, Series 2008-3, Class A1, 0.66%, 08/25/37(e)(l)	5,171,352
3,768,576	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.71%, 05/25/36(l)	3,045,928
1,398,698	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	1,198,162
11,969,736	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.52%, 05/26/37(e)(l)	8,707,020
11,885,025	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(l)	6,019,485
6,608,325	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(e)	6,209,687
2,895,486	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(e)	2,784,596
1,790,690	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,483,017
1,521,951	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.75%, 04/25/37(l)	946,239

90

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,344,049	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.19%, 11/25/35(l)	$2,169,286
310,626	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	289,358
7,352,046	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 3.65%, 08/25/36(l)	6,310,008
3,925,971	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.57%, 05/25/35(l)	3,351,428
3,947,583	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 2.66%, 10/25/36(l)	2,896,556
6,455,012	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 4.33%, 10/25/36(l)	4,359,966
891,910	Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A, 0.70%, 02/25/36(l)	686,671
3,920,847	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, 0.60%, 09/25/47(l)	3,172,253
5,289,594	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.64%, 05/25/46(l)	2,889,812
6,260,924	Structured Asset Securities Corp, Series 2005-RF3, Class 1A, 0.77%, 06/25/35(e)(l)	5,061,225
730,400	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1, 2.69%, 02/25/37(l)	635,440
2,913,283	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 2.74%, 04/25/37(l)	2,456,214
1,121,094	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 2.81%, 04/25/37(l)	874,370
4,340,324	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 5.75%, 06/25/47(l)	3,843,934
202,091	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 2.57%, 12/25/35(l)	190,465
3,753,885	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.15%, 10/25/46(l)	3,358,394
8,550,195	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 2A, 1.90%, 01/25/47(l)	7,671,881
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,050,179	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1A, 1.26%, 02/25/46(l)	$5,521,263
2,370,656	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 2.22%, 07/25/37(l)	2,011,018
5,141,557	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, 1.06%, 05/25/47(l)	4,269,199
2,284,370	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	1,985,587
5,533,291	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	2,710,120
2,517,257	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.25%, 08/25/46(l)	1,680,980
511,636	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.73%, 07/25/36(l)	503,609
1,107,389	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.74%, 04/25/36(l)	1,077,955
		560,085,172
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
5,020,000	BXHTL Mortgage Trust, Series 2015-JWRZ, 4.00%, 05/15/29(e)(l)	4,655,862
4,000,000	BXHTL Mortgage Trust, Series 2015-JWRZ, 4.32%, 05/15/29(e)(l)	3,730,940
3,000,000	Carefree Portfolio Trust, Series 2014-CARE, Class E, 4.43%, 11/15/19(e)(l)	2,959,251
1,500,000	Carefree Portfolio Trust, Series 2014-CMZA, Class MZA, 6.40%, 11/15/19(e)(l)	1,500,870
7,000,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.68%, 12/15/27(e)(l)	6,629,003
1,500,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 01/10/48(e)(l)	926,433
3,000,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.23%, 09/15/48(e)	2,148,250
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class D, 4.43%, 01/10/23(e)(l)	881,915

91

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$2,000,000	Commercial Mortgage Trust, Series 2014-PAT, Class E, 3.57%, 08/15/27(e)(l)	$2,001,580
4,482,000	Commercial Mortgage Trust, Series 2014-PAT, Class F, 2.87%, 08/15/27(e)(l)	4,408,540
2,000,000	Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.95%, 08/10/48(l)	1,421,787
15,000,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.49%, 12/15/34(e)(l)	13,679,537
10,000,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 3.49%, 12/15/34(e)(l)	9,081,091
3,000,000	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 4.33%, 07/15/31(e)(l)	2,980,858
1,000,000	GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 6.38%, 07/31/31(e)(l)	990,071
4,500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, 6.28%, 02/12/51(l)	4,499,993
3,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 6.65%, 10/15/19(e)(l)	2,910,450
2,113,300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.15%, 02/15/51(l)	2,128,636
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.15%, 09/15/57(e)	1,299,459
		68,834,526
Total Non-Agency Mortgage-Backed Securities (Cost $597,105,048)		628,919,698

U.S. GOVERNMENT AGENCIES — 43.8%
Federal Home Loan Bank — 43.8%
24,090,000	0.18%, 02/01/16(p)	24,090,000
35,000,000	0.12%, 02/02/16(p)	34,999,755
2,000,000	0.19%, 02/02/16(p)	1,999,986
78,000,000	0.14%, 02/03/16(p)	77,998,908
25,000,000	0.31%, 02/03/16(p)	24,999,650
4,000,000	0.24%, 02/03/16(p)	3,999,944
122,000,000	0.18%, 02/04/16(p)	121,997,316
94,000,000	0.27%, 02/05/16(p)	93,997,274
77,000,000	0.19%, 02/05/16(p)	76,997,767
48,000,000	0.16%, 02/05/16(p)	47,998,608
Principal Amount		Value
Federal Home Loan Bank (continued)
$40,000,000	0.24%, 02/05/16(p)	$39,998,840
26,400,000	0.33%, 02/05/16(p)	26,399,234
110,000,000	0.20%, 02/08/16(p)	109,994,434
50,000,000	0.24%, 02/08/16(p)	49,997,450
46,500,000	0.27%, 02/08/16(p)	46,497,630
25,000,000	0.27%, 02/08/16(p)	24,996,925
22,000,000	0.20%, 02/08/16(p)	21,998,878
15,900,000	0.18%, 02/08/16(p)	15,898,044
15,000,000	0.26%, 02/08/16(p)	14,999,235
7,000,000	0.25%, 02/08/16(p)	6,999,643
50,000,000	0.17%, 02/09/16(p)	49,997,100
42,000,000	0.26%, 02/09/16(p)	41,997,564
14,000,000	0.25%, 02/09/16(p)	13,999,188
1,600,000	0.34%, 02/09/16(p)	1,599,907
190,000,000	0.26%, 02/10/16(p)	189,987,650
37,000,000	0.33%, 02/10/16(p)	36,997,595
5,000,000	0.33%, 02/10/16(p)	4,999,675
25,000,000	0.18%, 02/11/16(p)	24,998,200
10,000,000	0.27%, 02/11/16(p)	9,999,280
45,000,000	0.33%, 02/12/16(p)	44,996,445
95,000,000	0.27%, 02/16/16(p)	94,987,100
7,000,000	0.30%, 02/16/16(p)	6,999,244
89,000,000	0.26%, 02/17/16(p)	88,989,676
41,000,000	0.27%, 02/17/16(p)	40,995,244
27,000,000	0.30%, 02/17/16(p)	26,996,868
25,000,000	0.27%, 02/17/16(p)	24,997,100
20,000,000	0.25%, 02/17/16(p)	19,997,680
108,000,000	0.20%, 02/18/16(p)	107,986,738
95,000,000	0.28%, 02/18/16(p)	94,988,315
50,000,000	0.26%, 02/18/16(p)	49,993,850
100,000,000	0.26%, 02/19/16(p)	99,987,000
100,000,000	0.27%, 02/19/16(p)	99,987,000
30,000,000	0.26%, 02/19/16(p)	29,996,100
50,000,000	0.27%, 02/22/16(p)	49,992,400
17,000,000	0.31%, 02/22/16(p)	16,997,416
4,000,000	0.29%, 02/22/16(p)	3,999,392
1,550,000	0.34%, 02/22/16(p)	1,549,764
83,000,000	0.30%, 02/23/16(p)	82,986,803
55,000,000	0.27%, 02/23/16(p)	54,991,255
8,000,000	0.28%, 02/23/16(p)	7,998,728
3,000,000	0.27%, 02/23/16(p)	2,999,523
150,000,000	0.29%, 02/24/16(p)	149,975,100
37,000,000	0.29%, 02/24/16(p)	36,993,858
49,000,000	0.28%, 02/25/16(p)	48,991,523
100,000,000	0.28%, 03/02/16(p)	99,975,200
9,000,000	0.28%, 03/03/16(p)	8,997,696

92

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
Federal Home Loan Bank (continued)
$100,000,000	0.30%, 03/04/16(p)	$99,973,600
		2,739,756,298
Total U.S. Government Agencies (Cost $2,739,760,310)		2,739,756,298
U.S. GOVERNMENT SECURITIES — 0.8%
U.S. Treasury Bills — 0.8%
50,000,000	0.21%, 03/24/16(p)	49,980,750
Total U.S. Government Securities (Cost $49,984,833)		49,980,750

Shares
CASH SWEEP — 2.9%
UNITED STATES — 2.9%
180,157,407	Citibank - US Dollars on Deposit in Custody Account, 0.02%(q)	180,157,407
Total Cash Sweep (Cost $180,157,407)		180,157,407
TOTAL INVESTMENTS — 97.8% (Cost $6,269,015,751)(a)		6,114,642,660
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%		136,479,118
NET ASSETS — 100.0%		$6,251,121,778

Contracts		Value
CALL OPTIONS WRITTEN — 0.0%
(500)	Citigroup, Inc., Strike $52.50, Expires 06/17/16	(18,000)
(500)	Gilead Sciences, Inc., Strike $110.00, Expires 05/20/16	(14,000)
(100)	London Metal Exchange Aluminium Futures, Strike $1,450.00, Expires 12/06/16	(390,000)
(300)	London Metal Exchange Aluminium Futures, Strike 1,500.00, Expires 12/06/16	(960,000)
(50)	London Metal Exchange Copper Futures, Strike $4,300.00, Expires 12/06/16	(695,075)
(50)	London Metal Exchange Copper Futures, Strike $4,400.00, Expires 12/06/16	(620,038)
(150)	London Metal Exchange Nickel Futures, Strike $11,500.00, Expires 12/07/16	(276,300)
Total Call Options Written (Premiums received $(3,103,726))		(2,973,413)
PUT OPTIONS WRITTEN — (0.1)%
(50)	London Metal Exchange Nickel Futures, Strike $8,500.00, Expires 12/07/16	(278,100)
Contracts		Value
(100)	London Metal Exchange Zinc Futures, Strike $1,400.00, Expires 12/06/16	$(179,800)
(75)	London Metal Exchange Nickel Futures, Strike $11,500.00, Expires 03/02/16	(1,308,600)
(5,120)	Russell 2000 Index, Strike $900.00, Expires 03/18/16	(2,969,600)
(715)	S&P 500 Index, Strike $1,750.00, Expires 03/31/16	(1,201,200)
Total Put Options Written (Premiums received $(7,655,207))		(5,937,300)

Contracts/ Notional Amount ($)		Value
STRUCTURED OPTIONS — (3.0)%
41,470	Apple, Inc., One purchased call strike 120.57, One written call strike 156.74, One written put strike 120.57 with a barrier level strike of 102.48, Expires 01/20/17, Broker Bank of America N.A.	(917,001)
$16,400,000	AUD/USD foreign exchange rate, One purchased call strike 0.775, One written call strike 0.72, One written put strike 0.775 with a barrier level strike of 0.80 ($10,000,000 notional amount), Expires 02/04/16, Broker Bank of America N.A.	1,129,079
$23,850,000	AUD/USD foreign exchange rate, One purchased put strike 0.76, One written put strike 0.71, One written call strike 0.77 with a barrier level strike of 0.79 ($15,000,000 notional amount), Expires 04/11/16, Broker Bank of America N.A.(r)	1,154,460
$78,125,000	CAD/MXN foreign exchange rate, One written put strike 1.05, Expires 09/04/15, Broker Goldman Sachs International	(609,162)
1,166,559	ConocoPhillips, One purchased call strike 46.29, One written call strike 48.6045, One purchased put strike 46.29 with a barrier level strike of 34.7175 (216,029 contracts), One written put strike 46.29 with a barrier level strike of 34.7175 (216,029 contracts), Expires 11/18/16, Broker JPMorgan Chase Bank N.A.(s)	(1,454,172)

93

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
174,624	ConocoPhillips, One purchased call strike 58.4113, One written call strike 64.7106, One written put strike 57.266 with a barrier level strike of 37.2229, Expires 08/18/16, Broker JPMorgan Chase Bank N.A.	$(3,489,763)
3,007	DAXK Index, One purchased call strike 4,988.05, One written put strike 4,988.05 with a barrier level strike of 4,401.95, Expires 06/16/16, Broker JPMorgan Chase Bank N.A.	(227,653)
6,398	DAXK Index, One purchased call strike 5,079.97, One written call strike 5,333.9685, One purchased put strike 4,978.3706 (1,969 contracts), One purchased put strike 4,978.3706 with a barrier level strike of 4,622.7727 (1,969 contracts), One written put strike 5,079.97 with a barrier level strike of 4,622.7727 (3,937 contracts), Expires 09/15/16, Broker Goldman Sachs International(s)	(241,441)
3,904	DAXK Index, One purchased call strike 5,122.64, One written put strike 5,122.64 with a barrier level strike of 4,564.27, Expires 11/17/16, Broker JPMorgan Chase Bank N.A.	(819,700)
1,864	DAXK Index, One purchased call strike 5,417.135, One purchased put strike 5,256.23, One written put strike 5,363.50 with a barrier level strike of 4,398.07 (3,729 contracts), Expires 09/15/16, Broker JPMorgan Chase Bank N.A.(s)	(882,030)
4,762	DAXK Index, One purchased call strike 5,670.00, One written call strike 5,953.50, One purchased put strike 5,556.60 (1,764 contracts), One purchased put strike 5,556.60 with a barrier level strike of 5,159.70 (1,764 contracts), One written put strike 5,670.00 with a barrier level strike of 5,159.70 (3,527 contracts), Expires 08/18/16, Broker Goldman Sachs International(s)	(1,365,146)
Contracts/ Notional Amount ($)		Value
5,313	DAXK Index, One purchased call strike 5,702.50, One written call strike 5,987.625, One purchased put strike 5,588.45 (1,754 contracts), One purchased put strike 5,588.45 with a barrier level strike of 5,189.275 (1,754 contracts), One written put strike 5,702.50 with a barrier level strike of 5,189.275 (3,507 contracts), Expires 07/14/16, Broker Goldman Sachs International(s)	$(1,408,355)
5,891	DAXK Index, One purchased call strike 5,813.84, One written call strike 6,104.532, One purchased put strike 5,697.5632 (1,720 contracts), One purchased put strike 5,697.5632 with a barrier level strike of 5,290.59 (1,720 contracts), One written put strike 5,813.84 with a barrier level strike of 5,290.59 (3,440 contracts), Expires 06/16/16, Broker JPMorgan Chase Bank N.A.(s)	(1,523,058)
7,106	DAXK Index, One purchased call strike 5,889.604, One written call strike 6,184.0842, One purchased put strike 5,771.812 (2,547 contracts), One purchased put strike 5,771.812 with a barrier level strike of 5,359.54 (2,547 contracts), One written put strike 5,889.604 with a barrier level strike of 5,359.54 (5,094 contracts), Expires 07/29/16, Broker Citibank N.A.(s)	(2,554,557)
5,160	DAXK Index, One purchased call strike 6,163.15, One written call strike 6,471.31, One purchased put strike 6,039.89 with a barrier level strike of 5,608.47 (1,623 contracts), One written put strike 6,163.15 with a barrier level strike of 5,608.47 (3,245 contracts), Expires 05/19/16, Broker Credit Suisse International(s)	(2,207,658)
$5,000,000	EUR/MXN foreign exchange rate, One purchased call strike 17.75, One written put strike 20.10, Expires 02/23/16, Broker Bank of America N.A.	126,127

94

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
$30,500,000	EUR/USD foreign exchange rate, One purchased call strike 1.11, One written call strike 1.04, One written call strike 1.11 with a barrier level strike of 1.15 ($15,000,000 notional amount), Expires 03/07/16, Broker Bank of America N.A.(r)	$767,773
$24,300,000	EUR/USD foreign exchange rate, One purchased call strike 1.12, One written call strike 1.05, One written put strike 1.12 with a barrier level strike of 1.17 ($10,000,000 notional amount), Expires 02/24/16, Broker Bank of America N.A.(r)	789,944
$27,050,000	EUR/USD foreign exchange rate, One purchased call strike 1.15, One written call strike 1.08, One written put strike 1.15 with a barrier level strike of 1.20 ($10,000,000 notional amount), Expires 02/16/16, Broker Goldman Sachs International(r)	1,419,598
$57,600,000	EUR/USD foreign exchange rate, One purchased put strike 1.085, One written put strike 1.03, One written call strike 1.085 with a barrier level strike of 1.13 ($20,000,000 notional amount), Expires 07/29/16, Broker JPMorgan Chase Bank N.A.(r)	173,395
$10,000,000	Euro STOXX 50 Index, One purchased call strike 2,595.70, Expires 01/19/18, Broker Citibank N.A.	1,967,020
5,505	Euro STOXX 50 Index, One purchased call strike 2,725,10, Expires 12/21/18, One written put strike 2,725.10 with a barrier level strike of 2,125.58, Expires 12/16/16, Broker Goldman Sachs International	2,068,417
$7,875,000	Euro STOXX 50 Index, One purchased call strike 2,797.2047, Expires 12/21/18, One written put strike 2,797.2047 with a barrier level strike of 2,041.959 ($7,500,000 notional amount), Expires 12/16/16, Broker JPMorgan Chase Bank N.A.(r)	1,016,375
Contracts/ Notional Amount ($)		Value
5,339	Euro STOXX 50 Index, One purchased call strike 2,810.00, Expires 06/15/18, Broker Goldman Sachs International	$2,168,599
10,073	Euro STOXX 50 Index, One purchased call strike 2,978.40, One written call strike 3,097.54, One written put strike 2,431.86 (5,036 contracts), Expires 01/19/17, Broker Citibank N.A.(s)	(13,470)
11,500	Euro STOXX 50 Index, One purchased call strike 3,004.34, One written call strike 3,154.557, One purchased put strike 2,944.2532 (3,329 contracts), One purchased put strike 2,944.2532 with a barrier level strike of 2,613.776 (3,329 contracts), One written put strike 3,004.34 with a barrier level strike of 2,613.776 (6,657 contracts), Expires 12/15/16, Broker JPMorgan Chase Bank N.A.(s)	198,064
14,621	Euro STOXX 50 Index, One purchased call strike 3,077.68, One written call strike 3,200.7872, One purchased put strike 3,016.1264 (4,874 contracts), One written put strike 3,077.68 with a barrier level strike of 2,152.5294 (9,748 contracts), Expires 12/16/16, Broker BNP Paribas SA(s)	38,187
9,735	Euro STOXX 50 Index, One purchased call strike 3,081.75, One written call strike 3,205.02, One purchased put strike 3,050.9325 (3,245 contracts), One written put strike 3,081.75 with a barrier level strike of 2,223.1745 (6,490 contracts), Expires 12/30/16, Broker BNP Paribas SA(s)	(52,248)
27,951	Euro STOXX 50 Index, One purchased call strike 3,087.54, One written call strike 3,241.92, One written put strike 3,087.54 with a barrier level strike of 2,778.79 (6,478 contracts), Expires 12/15/16, Broker Credit Suisse International(s)	(54,535)

95

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
14,376	Euro STOXX 50 Index, One purchased call strike 3,130.25, One written call strike 3,255.46, One purchased put strike 3,067.645 (4,792 contracts), One written put strike 3,130.25 with a barrier level strike of 2,213.3998 (9,584 contracts), Expires 12/30/16, Broker BNP Paribas SA(s)	$(177,459)
4,750	Euro STOXX 50 Index, One purchased call strike 3,158.20, One written put strike 3,158.20 with a barrier level strike of 2,662.36, Expires 10/20/16, Broker Credit Suisse International	(505,571)
14,226	Euro STOXX 50 Index, One purchased call strike 3,163.15, One written call strike 3,289.676, One purchased put strike 3,099.887 (4,742 contracts), One written put strike 3,163.15 with a barrier level strike of 2,246.47 (9,484 contracts), Expires 01/19/17, Broker BNP Paribas SA(s)	(336,879)
18,695	Euro STOXX 50 Index, One purchased call strike 3,209.44, One written call strike 3,337.8176, One purchased put strike 3,145.2512 (6,232 contracts), One written put strike 3,209.44 with a barrier level strike of 2,281.9118 (12,463 contracts), Expires 12/30/16, Broker BNP Paribas SA(s)	(536,990)
9,439	Euro STOXX 50 Index, One purchased call strike 3,231.34, One written call strike 3,392.907, One purchased put strike 3,134.3998 (3,095 contracts), One written put strike 3,231.34 with a barrier level strike of 2,423.505 (6,189 contracts), Expires 09/15/16, Broker Goldman Sachs International(s)	(319,898)
3,822	Euro STOXX 50 Index, One purchased call strike 3,270.22, One written put strike 3,270.22 with a barrier level strike of 2,812.39, Expires 09/20/16, Broker JPMorgan Chase Bank N.A.	(792,356)
Contracts/ Notional Amount ($)		Value
4,603	Euro STOXX 50 Index, One purchased call strike 3,291.33, One written put strike 3,258.74 with a barrier level strike of 2,792.74, Expires 05/19/16, Broker Credit Suisse International	$(776,603)
2,981	Euro STOXX 50 Index, One purchased call strike 3,354.40, One purchased put strike 3,220.224, One written put strike 3,354.40 with a barrier level strike of 2,636.56 (5,962 contracts), Expires 08/31/16, Broker JPMorgan Chase Bank N.A.(s)	(903,550)
2,972	Euro STOXX 50 Index, One purchased call strike 3,365.20, One purchased put strike 3,264.24, One written put strike 3,365.20 with a barrier level strike of 2,648.41 (5,943 contracts), Expires 07/14/16, Broker BNP Paribas SA(s)	(826,221)
24,018	Euro STOXX 50 Index, One purchased call strike 3,394.61, One written call strike 3,529.05, One written put strike 3,361.00 with a barrier level strike of 2,688.80 (5,951 contracts) Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(s)	(1,451,676)
5,823	Euro STOXX 50 Index, One purchased call strike 3,434.45, One written call strike 2,284.733 on S&P 500 Index (9,629 contracts), One written put strike 2,077.03 on S&P 500 Index with a barrier level strike of 1,729.13 (9,629 contracts) Expires 11/17/16, Broker JPMorgan Chase Bank N.A.(s)	(1,154,748)
2,896	Euro STOXX 50 Index, One purchased call strike 3,452.50, One purchased put strike 3,383.45, One written put strike 3,452.50 with a barrier level strike of 2,744.74 (5,793 contracts), Expires 06/30/16, Broker BNP Paribas SA(s)	(1,000,075)

96

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
2,872	Euro STOXX 50 Index, One purchased call strike 3,482.44, One purchased put strike 3,343.15, One written put strike 3,482.44 with a barrier level strike of 2,761.58 (5,743 contracts), Expires 09/15/16, Broker Credit Suisse International(s)	$(1,612,564)
9,617	Euro STOXX 50 Index, One purchased call strike 3,483.42, One written call strike 3,657.59, One purchased put strike 3,413.75 with a barrier level strike of 3,169.91 (2,871 contracts), One written put strike 3,483.42 with a barrier level strike of 3,169.91 (5,741 contracts), Expires 07/14/16, Broker Credit Suisse International(s)	(1,188,178)
2,842	Euro STOXX 50 Index, One purchased call strike 3,519.00, One purchased put strike 3,413.43, One written put strike 3,519.00 with a barrier level strike of 2,801.48 (5,683 contracts), Expires 09/15/16, Broker BNP Paribas SA(s)	(1,456,874)
4,256	Euro STOXX 50 Index, One purchased call strike 3,524.28, One purchased put strike 3,418.5516, One written put strike 3,524.28 with a barrier level strike of 2,822.9483 (8,512 contracts), Expires 08/18/16, Broker Goldman Sachs International(s)	(2,283,279)
20,458	Euro STOXX 50 Index, One purchased call strike 3,773.59, One written call strike 3,962.27, One purchased put strike 3,698.12 with a barrier level strike of 3,433.97 (5,300 contracts), One written put strike 3,773.59 with a barrier level strike of 3,433.97 (10,600 contracts), Expires 05/19/16, Broker Credit Suisse International(s)	(4,080,962)
Contracts/ Notional Amount ($)		Value
330,472	Euro STOXX Banks Index, One purchased call strike 131.63, One written call strike 138.2115, One purchased put strike 128.9974 (75,971 contracts), One purchased put strike 128.9974 with a barrier level strike of 114.518 (75,971 contracts), One written put strike 131.63 with a barrier level strike of 114.518 (151,941 contracts), Expires 11/17/16, Broker JPMorgan Chase Bank N.A.(s)	$(1,696,505)
110,862	Euro STOXX Banks Index, One purchased call strike 135.3032, One written put strike 135.3032 with a barrier level strike of 112.1528, Expires 10/20/16, Broker BNP Paribas SA	(3,106,688)
410,016	Euro STOXX Banks Index, One purchased call strike 137.19, One written call strike 144.0495, One purchased put strike 134.4462 (109,338 contracts), One purchased put strike 134.4462 with a barrier level strike of 119.355 (109,338 contracts), One written put strike 137.19 with a barrier level strike of 119.355 (218,675 contracts), Expires 01/19/17, Broker Bank of America N.A.(s)	(3,243,999)
145,391	Euro STOXX Banks Index, One purchased call strike 137.56, One written put strike 137.56 with a barrier level strike of 114.863, Expires 02/16/17, Broker Bank of America N.A.	(4,460,116)
194,209	Euro STOXX Banks Index, One purchased call strike 141.60, One written call strike 148.68, One purchased put strike 138.768 (70,621 contracts), One purchased put strike 138.768 with a barrier level strike of 124.608 (70,621 contracts), One written put strike 141.60 with a barrier level strike of 124.608 (141,243 contracts), Expires 04/14/16, Broker Bank of America N.A.(s)	(2,389,725)

97

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
328,530	Euro STOXX Banks Index, One purchased call strike 144.888, One written call strike 152.132, One purchased put strike 141.99 (69,019 contracts), One purchased put strike 141.99 with a barrier level strike of 131.848 (69,019 contracts), One written put strike 144.888 with a barrier level strike of 131.848 (138,038 contracts), Expires 09/29/16, Broker Bank of America N.A.(s)	$(2,847,481)
202,138	Euro STOXX Banks Index, One purchased call strike 145.94, One written call strike 153.237, One purchased put strike 143.0212 (68,521 contracts), One purchased put strike 143.0212 with a barrier level strike of 132.805 (68,521 contracts), One written put strike 145.94 with a barrier level strike of 132.805 (137,043 contracts), Expires 02/18/16, Broker Bank of America N.A.(s)	(2,904,162)
344,451	Euro STOXX Banks Index, One purchased call strike 160.73, One written call strike 168.767, One purchased put strike 157.515 (84,840 contracts), One purchased put strike 157.515 with a barrier level strike of 146.264 (84,840 contracts), One written put strike 160.73 with a barrier level strike of 146.264 (169,680 contracts), Expires 07/29/16, Broker Bank of America N.A.(s)	(5,021,677)
303,828	Euro STOXX Banks Index, One purchased call strike 161.44, One written call strike 169.512, One purchased put strike 158.211 (92,914 contracts), One written put strike 161.44 with a barrier level strike of 146.91 (185,828 contracts), Expires 05/19/16, Broker Bank of America N.A.(s)	(5,435,929)
118,652	Exxon Mobil Corp., One purchased call strike 87.65, One written call strike 93.55, One written put strike 84.28 with a barrier level strike of 57.31, Expires 04/15/16, Broker Bank of America N.A.	(222,840)
Contracts/ Notional Amount ($)		Value
114,247	Exxon Mobil Corp., One purchased call strike 90.16, One written call strike 96.28, One written put strike 87.53 with a barrier level strike of 59.52, Expires 03/18/16, Broker Bank of America N.A.	$(203,634)
1,681	FTSE 100 Index, One purchased call strike 5,950.01, One purchased put strike 5,831.01, One written put strike 5,950.01 with a barrier level strike of 5,051.56 (3,361 contracts), Expires 12/15/16, Broker Credit Suisse International(s)	183,574
3,267	FTSE 100 Index, One purchased call strike 6,122.48, One written put strike 6,122.48 with a barrier level strike of 4,916.35, Expires 11/17/16, Broker Credit Suisse International	(102,383)
3,204	FTSE 100 Index, One purchased call strike 6,242.32, One written put strike 6,242.32 with a barrier level strike of 5,137.43, Expires 10/20/16, Broker Credit Suisse International	(434,940)
113,148	GameStop Corp., One purchased call strike 44.19, One written put strike 44.19 with a barrier level strike of 28.06, Expires 07/15/16, Broker Bank of America N.A.	(1,718,481)
988	IBEX 35 Index, One purchased call strike 10,118.92, One written put strike 10,118.92 with a barrier level level strike 8,778.1631, Expires 09/15/16, Broker Goldman Sachs International	(1,175,947)
3,195	IBEX 35 Index, One purchased call strike 10,202.31, One written call strike 10,610.40, One written put strike 9,284.10 (980 contracts), Expires 12/15/16, Broker Credit Suisse International(s)	(897,684)

98

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
3,149	IBEX 35 Index, One purchased call strike 11,062.23, One written call strike 11,615.34, One purchased call strike 10,840.9854, One purchased put strike 10,840.9854 with a barrier level level strike 9,865.30 (904 contracts), One written put strike 11,062.23 with a barrier level strike of 10,066.42 (1,808 contracts), Expires 07/14/16, Broker BNP Paribas SA(s)	$(2,117,593)
3,280	IBEX 35 Index, One purchased call strike 11,585.31, One written call strike 12,164.58, One purchased put strike 11,353.60 with a barrier level strike of 10,542.63 (863 contracts), One written put strike 11,585.31 with a barrier level strike of 10,542.63 (1,726 contracts), Expires 05/20/16, Broker Citibank N.A.(s)	(2,781,675)
3,697	IBEX 35 Index, One purchased call strike 9,467.6932, One written call strike 9,846.4009, One purchased put strike 9,278.3393 (1,056 contracts), One written put strike 9,467.6932 with a barrier level level strike 7,067.633 (2,112 contracts), Expires 01/19/17, Broker JPMorgan Chase Bank N.A.(s)	(524,713)
5,571	IBEX 35 Index, One purchased call strike 9,747.40, One written call strike 10,039.82, One purchased put strike 9,454.98 (1,026 contracts), One written put strike 9,747.40 with a barrier level strike of 7,310.55 (2,052 contracts), Expires 10/20/16, Broker Credit Suisse International(s)	(489,031)
4,079	IBEX 35 Index, One purchased call strike 9,863.96, One written call strike 10,258.5184, One purchased put strike 9,568.0412 (1,014 contracts), One written put strike 9,863.96 with a barrier level strike of 7,397.97 (2,028 contracts), Expires 10/31/16, Broker JPMorgan Chase Bank N.A.(s)	(637,158)
Contracts/ Notional Amount ($)		Value
10,558	IBEX 35 Index, One purchased call strike 9,944.62, One written call strike 10,342.4048, One purchased put strike 9,745.7276 (2,011 contracts), One purchased put strike 9,745.7276 with a barrier level level strike 9,149.05 (2,011 contracts), One written put strike 9,944.62 with a barrier level level strike 9,149.05 (4,022 contracts), Expires 11/17/16, Broker JPMorgan Chase Bank N.A.(s)	$(1,997,770)
2,468,966	iShares China Large-Cap ETF, One purchased call strike 36.25, One written call strike 37.3375, One written put strike 36.25 with a barrier level strike of 31.90 (275,862 contracts), Expires 10/20/16, Broker BNP Paribas SA(s)	(1,292,447)
2,308,841	iShares China Large-Cap ETF, One purchased call strike 37.508, One written call strike 38.6332, One written put strike 37.508 with a barrier level strike of 33.007 (266,610 contracts), Expires 11/18/16, Broker Goldman Sachs International(s)	(1,382,464)
2,114,686	iShares China Large-Cap ETF , One purchased call strike 38.54, One written call strike 39.6962, One written put strike 38.54 with a barrier level strike of 34.686 (259,471 contracts), Expires 12/15/16, Broker BNP Paribas SA(s)	(1,932,774)
252,067	iShares China Large-Cap ETF , One purchased call strike 39.672, One written put strike 39.672 with a barrier level strike of 30.726, Expires 08/18/16, Broker Goldman Sachs International	(2,225,726)
300,707	iShares China Large-Cap ETF, One purchased call strike 33.255, One purchased put strike 32.5899, One written put strike 33.255 with a barrier level strike of 25.4434 (601,413 contracts), Expires 02/17/17, Broker BNP Paribas SA(s)	(1,034,015)

99

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
2,052,499	iShares China Large-Cap ETF, One purchased call strike 35.81, One written call strike 37.24, One written put strike 35.81 with a barrier level strike of 32.23 (279,252 contracts), Expires 09/16/16, Broker Barclays Bank Plc(s)	$(1,001,257)
291,804	iShares iBoxx $ High Yield Corporate Bond ETF, One purchased call strike 83.10 with a barrier level strike of 94.24, One purchased put strike 85.67 with a barrier level strike of 64.26, One written put strike 85.67 with a barrier level strike of 77.11, Expires 12/16/16, Broker Bank of America N.A.	(808,151)
244,763	iShares MSCI EAFE Index Fund, One purchased call strike 61.8966, One purchased call strike 61.8966 with a barrier level strike of 70.4764, One purchased put strike 60.671 with a barrier level strike of 52.0912, One written put strike 61.2838 with a barrier level strike of 51.4784, Expires 12/16/16, Broker Goldman Sachs International	(1,073,946)
243,273	iShares MSCI EAFE Index Fund, One purchased call strike 62.2756, One written call strike 62.2756 with a barrier level strike of 70.291, One purchased put strike 61.0424 with a barrier level strike of 49.327, One written put strike 61.659 with a barrier level strike of 53.952, Expires 01/20/17, Broker JPMorgan Chase Bank N.A.	(1,271,178)
158,983	iShares MSCI EAFE Index Fund, One purchased call strike 63.53, One written call strike 66.05, One purchased put strike 61.64, One written put strike 62.90 with a barrier level strike of 52.84, Expires 03/18/16, Broker BNP Paribas SA	(1,375,420)
Contracts/ Notional Amount ($)		Value
547,346	iShares MSCI EAFE Index Fund, One purchased call strike 67.1677, One written call strike 69.8278, One purchased call strike 65.1727 (150,370 contracts), One written put strike 66.5027 with a barrier level strike of 52.9713 (300,740 contracts), Expires 05/19/16, Broker Citibank N.A.(s)	$(1,837,638)
300,404	iShares MSCI Emerging Markets ETF, One purchased call strike 33.2885, One written put strike 33.2885 with a barrier level strike of 27.463, Expires 11/17/16, Broker BNP Paribas SA	(560,922)
295,805	iShares MSCI Emerging Markets ETF, One purchased call strike 33.806, One written put strike 33.806 with a barrier level strike of 27.2375, Expires 02/17/17, Broker BNP Paribas SA	(722,020)
584,812	iShares MSCI Emerging Markets ETF, One purchased call strike 34.199, One written put strike 34.199 with a barrier level strike of 26.9728, Expires 01/20/17, Broker BNP Paribas SA	(1,499,900)
1,939,640	iShares MSCI Emerging Markets ETF, One purchased call strike 34.5425, One written call strike 35.5788, One written put strike 34.5425 with a barrier level strike of 30.3974 (289,498 contracts), Expires 11/18/16, Broker BNP Paribas SA(s)	(791,912)
1,719,346	iShares MSCI Emerging Markets ETF, One purchased call strike 34.897, One written call strike 36.2929, One purchased put strike 34.1991 (429,836 contracts), One written put strike 34.897 with a barrier level strike of 28.807 (859,673 contracts), Expires 01/20/17, Broker JPMorgan Chase Bank N.A.(s)	(1,298,462)

100

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
1,883,875	iShares MSCI Emerging Markets ETF, One purchased call strike 35.565, One written call strike 36.632, One written put strike 35.565 with a barrier level strike of 31.6529 (281,175 contracts), Expires 12/16/16, Broker Goldman Sachs International(s)	$(1,227,032)
465,362	iShares MSCI South Korea Index Fund, One purchased call strike 56.73, One written call strike 60.1338, One written put strike 56.73 with a barrier level strike of 51.6243 (176,274 contracts), Expires 03/18/16, Broker JPMorgan Chase Bank N.A.(s)	(1,472,604)
504,926	iShares MSCI South Korea Index Fund, One purchased call strike 56.84, One written call strike 60.25, One written put strike 56.84 with a barrier level strike of 51.72 (175,932 contracts), Expires 04/15/16, Broker Bank of America N.A.(s)	(1,434,071)
554,027	iShares MSCI South Korea Index Fund, One purchased call strike 58.2102, One written call strike 61.1207, One written put strike 58.2102 with a barrier level strike of 52.9713 (171,791 contracts), Expires 05/20/16, Broker Citibank N.A.(s)	(1,767,707)
2,606,052	iShares MSCI Taiwan ETF, One purchased call strike 13.814, One written call strike 14.5047, One written put strike 13.814 with a barrier level strike of 12.4326 (723,903 contracts), Expires 08/18/16, Broker Goldman Sachs International(s)	(813,262)
810,365	Medtronic Plc, One purchased call strike 66.76, One written call strike 69.43, One written put strike 66.76 with a barrier level strike of 60.75 (149,790 contracts), Expires 11/18/16, Broker Credit Suisse International(s)	1,081,112
Contracts/ Notional Amount ($)		Value
48,086	MSCI Singapore Free Index, One purchased call strike 311.9392, One written call strike 327.5361, One written put strike 311.9392 with a barrier level strike of 286.984, Expires 10/31/16, Broker BNP Paribas SA	$(1,304,159)
69,042	MSCI Singapore Free Index, One purchased call strike 333.13256, One written call strike 353.120514, One written put strike 333.13256 with a barrier level strike of 306.481955 (30,018 contracts), Expires 10/31/16, Broker BNP Paribas SA(s)	(1,240,767)
120,352	MSCI Singapore Free Index, One purchased call strike 340.2515, One written call strike 357.2641, One written put strike 340.2515 with a barrier level strike of 313.0314 (44,085 contracts), Expires 11/30/16, Broker BNP Paribas SA(s)	(2,534,620)
36,309	MSCI Singapore Free Index, One purchased call strike 344.263, One written call strike 364.92, One written put strike 344.263 with a barrier level strike of 323.61, Expires 09/15/16, Broker BNP Paribas SA	(2,320,934)
84,313	MSCI Singapore Free Index, One purchased call strike 357.04, One written call strike 374.892, One written put strike 357.04 with a barrier level strike of 335.6176 (28,011 contracts), Expires 10/31/16, Broker BNP Paribas SA(s)	(2,157,970)
27,094	MSCI Singapore Free Index, One purchased call strike 369.0812, One written call strike 391.2261, One written put strike 369.0812 with a barrier level strike of 346.9363, Expires 09/30/16, Broker BNP Paribas SA	(2,431,800)
113,400	MSCI Singapore Free Index, One purchased call strike 373.52, One written call strike 399.67, One written put strike 373.52 with a barrier level strike of 339.90 (54,000 contracts), Expires 07/14/16, Broker UBS AG(s)	(3,593,074)

101

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
195,047	NeuStar, Inc., One purchased call strike 26.9166, One written call strike 30.7619, One written put strike 25.6349 with a barrier level strike of 21.7897, Expires 05/20/16, Broker JPMorgan Chase Bank N.A.	$(276,255)
22,427	OMX Stockholm 30 Index, One purchased call strike 1,359.9886, One written call strike 1,414.3881, One purchased put strike 1,359.9886 with a berrier level strike of 1,223.99 (11,030 contracts), One written put strike 1,251.1895 (11,030 contracts), Expires 05/19/16, Broker JPMorgan Chase Bank N.A.(s)	(43,914)
10,315	OMX Stockholm 30 Index, One purchased call strike 1,425.12, One purchased put strike 1,425.12, One written put strike 1,454.20 with a barrier level strike of 1,337.864, Expires 01/19/17, Broker BNP Paribas SA	(1,055,873)
6,900	OMX Stockholm 30 Index, One purchased call strike 1,449.20, One written put strike 1,350.37, Expires 06/17/16, Broker Citibank N.A.	(551,519)
10,265	OMX Stockholm 30 Index, One purchased call strike 1,461.253, One written put strike 1,361.1572, Expires 05/19/16, Broker Goldman Sachs International	(868,082)
13,489	OMX Stockholm 30 Index, One purchased call strike 1,482.73, One written put strike 1,376.7148, Expires 05/19/16, Broker JPMorgan Chase Bank N.A.	(1,338,574)
36,409	OMX Stockholm 30 Index, One purchased call strike 1,557.3075, One written put strike 1,483.15 with a barrier level strike of 1,364.498 (13,485 contracts), Expires 05/19/16, Broker Goldman Sachs International(s)	(2,180,739)
Contracts/ Notional Amount ($)		Value
20,814	Russell 2000 Index, One purchased call strike 1,057.00, One written call strike 1,109.85, One purchased put strike 1,035.86 (9,461 contracts), One written put strike 1,057.00 with a barrier level strike of 724.05 (18,921 contracts), Expires 01/19/17, Broker UBS AG(s)	$(62,948)
36,000	Russell 2000 Index, One purchased call strike 1,111.1032, One written call strike 1,155.5473, One purchased put strike 1,111.1032 with a barrier level strike of 888.8826 (13,500 contracts), One written put strike 1,111.1032 with a barrier level strike of 795.5499 (13,500 contracts), Expires 12/30/16, Broker Goldman Sachs International(s)	(735,694)
17,512	Russell 2000 Index, One purchased call strike 1,142.07, One written call strike 1,210.5942, One purchased put strike 1,119.2286 (8,756 contracts), One written put strike 1,142.07 with a barrier level strike of 788.83, Expires 02/16/17, Broker BNP Paribas SA(s)	(463,900)
17,400	Russell 2000 Index, One purchased call strike 1,149.4305, One written call strike 1,218.3964, One purchased put strike 1,126.4419 (8,700 contracts), One written put strike 1,149.4305 with a barrier level strike of 837.705, Expires 11/17/16, Broker Goldman Sachs International(s)	(611,682)
26,034	Russell 2000 Index, One purchased call strike 1,152.354, One written call strike 1,198.448, One purchased put strike 1,152.354 with a barrier level strike of 921.883 (8,678 contracts), One written put strike 1,152.354 with a barrier level strike of 830.847 (8,678 contracts), Expires 12/30/16, Broker BNP Paribas SA(s)	(650,212)

102

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
25,828	Russell 2000 Index, One purchased call strike 1,161.5407, One written call strike 1,231.2331, One purchased put strike 1,138.3099 (12,914 contracts), One written put strike 1,161.5407 with a barrier level strike of 831.0823, Expires 01/19/17, Broker Goldman Sachs International(s)	$(1,286,414)
17,191	Russell 2000 Index, One purchased call strike 1,163.41, One written call strike 1,233.2146, One purchased put strike 1,140.1418 (8,595 contracts), One written put strike 1,163.41 with a barrier level strike of 944.69, Expires 01/19/17, Broker BNP Paribas SA(s)	(636,847)
25,982	Russell 2000 Index, One purchased call strike 1,166.18, One written call strike 1,223.91, One purchased put strike 1,131.54 (12,991 contracts), One written put strike 1,154.63 with a barrier level strike of 789.77, Expires 12/15/16, Broker Credit Suisse International(s)	(720,694)
12,978	Russell 2000 Index, One purchased call strike 1,167.32, One written put strike 1,155.76 with a barrier level strike of 1,058.68, Expires 03/17/16, Broker Credit Suisse International	(1,393,403)
16,916	Russell 2000 Index, One purchased call strike 1,182.32, One written call strike 1,253.2592, One purchased put strike 1,135.0272 (8,458 contracts), One written put strike 1,182.32 with a barrier level strike of 869.0052, Expires 08/31/16, Broker JPMorgan Chase Bank N.A.(s)	(764,570)
16,623	Russell 2000 Index, One purchased call strike 1,203.1517, One written call strike 1,251.2778, One purchased put strike 1,130.9626 (8,312 contracts), One written put strike 1,203.1517 with a barrier level strike of 930.1566, Expires 03/17/16, Broker Goldman Sachs International(s)	(313,747)
Contracts/ Notional Amount ($)		Value
16,583	Russell 2000 Index, One purchased call strike 1,206.02, One written call strike 1,278.3812, One purchased put strike 1,157.7792 (8,292 contracts), One written put strike 1,206.02 with a barrier level strike of 851.4501, Expires 10/20/16, Broker JPMorgan Chase Bank N.A.(s)	$(840,383)
16,511	Russell 2000 Index, One purchased call strike 1,211.3449, One written call strike 1,284.0256, One purchased put strike 1,162.8911 (8,255 contracts), One written put strike 1,211.3449 with a barrier level strike of 889.1272, Expires 09/15/16, Broker Goldman Sachs International(s)	(1,030,834)
17,599	Russell 2000 Index, One purchased call strike 1,214.8418, One written call strike 1,287.7323, One purchased put strike 1,166.2482 (8,232 contracts), One written put strike 1,214.8418 with a barrier level strike of 886.8345 (16,463 contracts), Expires 09/15/16, Broker Goldman Sachs International(s)	(952,979)
16,332	Russell 2000 Index, One purchased call strike 1,224.6129, One written call strike 1,298.0897, One purchased put strike 1,187.8745 (8,166 contracts), One written put strike 1,224.6129 with a barrier level strike of 892.1305, Expires 05/19/16, Broker Goldman Sachs International(s)	(338,815)
16,167	Russell 2000 Index, One purchased call strike 1,237.07, One written call strike 1,311.2942, One purchased put strike 1,199.9579 (8,084 contracts), One written put strike 1,237.07 with a barrier level strike of 917.2874, Expires 06/16/16, Broker Goldman Sachs International(s)	(807,793)

103

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
24,210	Russell 2000 Index, One purchased call strike 1,239.1588, One written call strike 1,325.8999, One purchased put strike 1,201.984, One written put strike 1,239.1588 with a barrier level strike of 954.1522 (12,105 contracts), Expires 03/31/16, Broker Goldman Sachs International(s)	$(736,971)
24,206	Russell 2000 Index, One purchased call strike 1,239.35, One written call strike 1,326.10, One purchased put strike 2,235.01 on S&P 500 Index (7,248 contracts), One written put strike 44.63 on Utilities Select Sector SPDR Fund with a barrier level strike of 36.78 (678,963 contracts), Expires 04/14/16, Broker BNP Paribas SA(s)	1,772,468
22,303	Russell 2000 Index, One purchased call strike 1,242.00, One written call strike 1,304.10, One purchased put strike 1,204.74 (8,052 contracts), One written put strike 1,242.00 with a barrier level strike of 931.50 (16,103 contracts), Expires 08/18/16, Broker Credit Suisse International(s)	(1,274,635)
8,128	Russell 2000 Index, One purchased call strike 1,242.52, One purchased put strike 1,205.62, One written put strike 1,230.22 with a barrier level strike of 965.72 (16,257 contracts), Expires 04/15/16, Broker Credit Suisse International(s)	(1,901,811)
20,091	Russell 2000 Index, One purchased call strike 1,244.35, One written call strike 1,319.01, One purchased put strike 1,207.02 (10,045 contracts), One written put strike 1,244.35 with a barrier level strike of 905.89, Expires 06/16/16, Broker Credit Suisse International(s)	(864,403)
Contracts/ Notional Amount ($)		Value
20,054	Russell 2000 Index, One purchased call strike 1,246.4592, One written call strike 1,308.7822, One purchased put strike 1,209.0655 (8,023 contracts), One written put strike 1,246.4592 with a barrier level strike of 1,034.5612 (16,045 contracts), Expires 10/20/16, Broker Goldman Sachs International(s)	$(1,220,486)
15,981	Russell 2000 Index, One purchased call strike 1,251.4933, One written call strike 1,339.0978, One purchased put strike 1,213.9485 (7,990 contracts), One written put strike 1,251.4933 with a barrier level strike of 968.6558, Expires 04/29/16, Broker Goldman Sachs International(s)	(2,059,887)
15,948	Russell 2000 Index, One purchased call strike 1,254.09, One written call strike 1,329.3354, One purchased put strike 1,216.4673 (7,974 contracts), One written put strike 1,254.09 with a barrier level strike of 908.5882, Expires 08/18/16, Broker Goldman Sachs International(s)	(1,055,544)
19,907	Russell 2000 Index, One purchased call strike 1,255.83, One written call strike 1,331.18, One purchased put strike 1,230.71 (9,954 contracts), One written put strike 1,255.83 with a barrier level strike of 939.36, Expires 06/16/16, Broker Credit Suisse International(s)	(1,219,311)
19,784	Russell 2000 Index, One purchased call strike 1,263.65, One written call strike 1,339.469, One purchased put strike 1,225.7405 (9,892 contracts), One written put strike 1,263.65 with a barrier level strike of 928.78, Expires 08/18/16, Broker BNP Paribas SA(s)	(1,559,424)

104

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
19,772	Russell 2000 Index, One purchased call strike 1,264.44, One written call strike 1,340.3064, One purchased put strike 1,226.5068 (9,886 contracts), One written put strike 1,264.44 with a barrier level strike of 922.5354, Expires 09/15/16, Broker Goldman Sachs International(s)	$(1,619,451)
19,314	Russell 2000 Index, One purchased call strike 1,294.37, One written call strike 1,372.0322, One purchased put strike 1,255.5389 (9,657 contracts), One written put strike 1,294.37 with a barrier level strike of 981.7796, Expires 07/14/16, Broker Goldman Sachs International(s)	(2,944,645)
15,930	S&P 500 Index, One purchased call strike 1,883.20, One written call strike 1,958.528, One purchased put strike 1,845.536 with a barrier level strike of 1,421.816 (5,310 contracts), One written put strike 1,883.20 with a barrier level strike of 1,421.816 (5,310 contracts), Expires 01/19/17, Broker BNP Paribas SA(s)	237,666
15,784	S&P 500 Index, One purchased call strike 1,900.63, One written call strike 1,976.65, One written put strike 1,680.15 (7,892 contracts), One purchased put strike 1,900.63 with a barrier level strike of 1,615.53 (7,892 contracts), Expires 01/19/17, Broker Bank of America N.A.(s)	148,558
5,209	S&P 500 Index, One purchased call strike 1,919.61, One written put strike 1,919.61 with a barrier level strike of 1,587.52, Expires 01/19/17, Broker Bank of America N.A.	132,007
6,159	S&P 500 Index, One purchased call strike 2,049.84, One written put strike 2,029.54 with a barrier level strike of 1,663.21, Expires 03/18/16, Broker Bank of America N.A.	(90,085)
Contracts/ Notional Amount ($)		Value
9,658	S&P 500 Index, One purchased call strike 2,070.77, One written call strike 2,153.60, One purchased put strike 1,946.52 (4,829 contracts), One written put strike 2,070.77 with a barrier level strike of 1,680.43, Expires 03/17/16, Broker Bank of America N.A.(s)	$(83,182)
14,659	S&P 500 Index, One purchased call strike 2,087.67, One written call strike 2,170.35, One written put strike 2,087.67 with a barrier level strike of 1,901.64 (4,838 contracts), Expires 04/18/16, Broker Bank of America N.A.(s)	(467,893)
7,236	S&P 500 Index, One purchased call strike 2,093.59, One purchased put strike 2,052.13, One written put strike 2,072.86 with a barrier level strike of 1,671.76 (14,473 contracts), Expires 04/15/16, Broker Bank of America N.A.(s)	53,184
4,766	S&P 500 Index, One purchased call strike 2,098.41, One purchased put strike 2,056.44, One written put strike 2,098.41 with a barrier level strike of 1,694.47 (9,531 contracts), Expires 03/18/16, Broker Bank of America N.A.(s)	159,017
7,144	S&P 500 Index, One purchased call strike 2,099.6275, One purchased put strike 2,057.6349, One written put strike 2,099.6275 with a barrier level strike of 1,688.1005 (14,288 contracts), Expires 04/15/16, Broker Goldman Sachs International(s)	(163,237)
9,510	S&P 500 Index, One purchased call strike 2,103.066, One written call strike 2,229.25, One purchased put strike 2,039.974 (4,755 contracts), One written put strike 2,103.066 with a barrier level strike of 1,680.35, Expires 06/16/16, Broker BNP Paribas SA(s)	(381,094)

105

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
21,553	S&P 500 Index, One purchased call strike 2,110.1264, One written call strike 2,194.53, One purchased put strike 2,089.0251 (7,109 contracts), One written put strike 2,110.1264 with a barrier level strike of 1,941.32 (14,217 contracts), Expires 07/14/16, Broker BNP Paribas SA(s)	$(883,505)
12,685	S&P 500 Index, One purchased call strike 2,111.38, One written call strike 2,195.00, One written put strike 2,111.38 with a barrier level strike of 1,902.34 (5,740 contracts), Expires 02/18/16, Broker Bank of America N.A.(s)	(429,021)
5,913	S&P 500 Index, One purchased call strike 2,113.89, One purchased put strike 2,050.47, One written put strike 2,113.89 with a barrier level strike of 1,682.66 (11,826 contracts), Expires 07/14/16, Broker Bank of America N.A.(s)	(603,157)
4,692	S&P 500 Index, One purchased call strike 2,131.30, One purchased put strike 2,067.36, One written put strike 2,131.30 with a barrier level strike of 1,705.04 (9,384 contracts), Expires 06/16/16, Broker Bank of America N.A.(s)	(465,452)
9,433	S&P 500 Index, One purchased call strike 2,141.40, One written put strike 5,672.08 on DAXK Index (3,023 contracts), Expires 06/16/16, Broker Bank of America N.A.(s)	(2,879,193)
7,042	S&P 500 Index, One purchased call strike 2,151.41, One purchased put strike 2,023.60, One written put strike 2,151.41 with a barrier level strike of 1,541.56 (14,084 contracts), Expires 01/19/17, Broker Bank of America N.A.(s)	(1,067,297)
Contracts/ Notional Amount ($)		Value
10,598	S&P 500 Index, One purchased call strike 1,887.14, One written call strike 1,962.63, One purchased put strike 1,887.14 with a barrier level strike of 1,698.42 (5,299 contracts), One written put strike 1,715.41 (5,299 contracts), Expires 12/30/16, Broker Citibank N.A.(s)	$353,380
14,711	S&P 500 Index, One purchased call strike 1,903.32, One written call strike 1,979.45, One purchased put strike 1,865.25 (5,254 contracts), One written put strike 1,903.32 with a barrier level strike of 1,414.17 (10,508 contracts), Expires 01/19/17, Broker UBS AG(s)	100,276
5,286	S&P 500 Index, One purchased call strike 1,910.67, One purchased put strike 1,853.92, One written put strike 1,891.75 with a barrier level strike of 1,453.81 (10,572 contracts), Expires 01/19/17, Broker Credit Suisse International(s)	153,441
31,217	S&P 500 Index, One purchased call strike 1,922.00, One written call strike 1,998.88, One purchased put strike 1,883.56 (10,406 contracts), One written put strike 1,922.00 with a barrier level strike of 1,441.50 (20,812 contracts), Expires 12/30/16, Broker UBS AG(s)	182,124
77,817	S&P 500 Index, One purchased call strike 1,927.60, One written call strike 2,004.70, One purchased put strike 1,908.32 (25,939 contracts), One written put strike 1,927.60 with a barrier level strike of 1,515.09 (51,878 contracts), Expires 12/30/16, Broker UBS AG(s)	40,117,224
5,174	S&P 500 Index, One purchased call strike 1,952.23, One purchased put strike 1,894.24, One written put strike 1,932.90 with a barrier level strike of 1,454.51 (10,347 contracts), Expires 01/19/17, Broker UBS AG(s)	(39,975,291)

106

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
5,194	S&P 500 Index, One purchased call strike 1,963.85, One purchased put strike 1,886.83, One written put strike 1,925.34 with a barrier level strike of 1,578.78 (10,388 contracts), Expires 02/18/16, Broker Credit Suisse International(s)	$146,078
17,292	S&P 500 Index, One purchased call strike 1,966.27, One written call strike 2,044.92, One purchased put strike 1,907.28 (5,086 contracts), One written put strike 1,966.27 with a barrier level strike of 1,474.70 (10,172 contracts), Expires 10/31/16, Broker Credit Suisse International(s)	124,020
20,074	S&P 500 Index, One purchased call strike 1,992.68, One written call strike 2,072.39, One purchased put strike 1,952.83 (7,528 contracts), One written put strike 1,992.68 with a barrier level strike of 1,522.41 (15,055 contracts), Expires 12/30/16, Broker Citibank N.A.(s)	(608,440)
22,533	S&P 500 Index, One purchased call strike 1,997.0343, One written call strike 2,076.9157, One purchased put strike 1,957.0936 (7,511 contracts), One written put strike 1,997.0343 with a barrier level strike of 1,531.7253 (15,022 contracts), Expires 02/16/17, Broker Goldman Sachs International(s)	(315,987)
5,054	S&P 500 Index, One purchased call strike 1,998.49, One purchased put strike 1,939.13, One written put strike 1,978.70 with a barrier level strike of 1,691.79 (10,108 contracts), Expires 12/15/16, Broker Credit Suisse International(s)	(195,778)
Contracts/ Notional Amount ($)		Value
14,957	S&P 500 Index, One purchased call strike 2,005.80, One written call strike 2,086.03, One purchased put strike 1,965.68 (4,986 contracts), One written put strike 2,005.80 with a barrier level strike of 1,534.44 (9,971 contracts), Expires 01/31/17, Broker Credit Suisse International(s)	$(232,210)
4,979	S&P 500 Index, One purchased call strike 2,008.50, One purchased put strike 1,928.16, One written put strike 2,008.50 with a barrier level strike of 1,663.04 (9,958 contracts), Expires 03/17/16, Broker JPMorgan Chase Bank N.A.(s)	(61,605)
14,870	S&P 500 Index, One purchased call strike 2,017.50, One written call strike 2,118.375, One purchased put strike 1,997.325 (7,435 contracts), One written put strike 2,017.50 with a barrier level strike of 1,530.2738, Expires 12/30/16, Broker Goldman Sachs International(s)	(291,617)
14,849	S&P 500 Index, One purchased call strike 2,020.28, One written call strike 2,101.09, One purchased put strike 1,979.87 (4,950 contracts), One written put strike 2,020.28 with a barrier level strike of 1,543.49 (9,900 contracts), Expires 01/19/17, Broker Credit Suisse International(s)	(255,449)
12,276	S&P 500 Index, One purchased call strike 2,036.54, One written call strike 2,118.00, One purchased put strike 1,995.81 (4,910 contracts), One written put strike 2,036.54 with a barrier level strike of 1,520.277 (9,821 contracts), Expires 01/19/17, Broker Citibank N.A.(s)	(273,750)

107

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
14,678	S&P 500 Index, One purchased call strike 2,043.83, One written call strike 2,125.5832, One purchased put strike 2,002.9534 (4,893 contracts), One written put strike 2,043.83 with a barrier level strike of 1,563.53 (9,786 contracts), Expires 02/16/17, Broker JPMorgan Chase Bank N.A.(s)	$(349,008)
7,331	S&P 500 Index, One purchased call strike 2,046.0802, One written call strike 2,127.9234, One purchased put strike 2,005.1586 (2,444 contracts), One written put strike 2,046.0802 with a barrier level strike of 1,555.021 (4,887 contracts), Expires 02/16/17, Broker Goldman Sachs International(s)	(172,301)
29,259	S&P 500 Index, One purchased call strike 2,050.62, One written call strike 2,132.64, One purchased put strike 2,009.61 (9,753 contracts), One written put strike 2,050.62 with a barrier level strike of 1,611.79 (19,506 contracts), Expires 01/19/17, Broker Credit Suisse International(s)	(1,219,453)
4,877	S&P 500 Index, One purchased call strike 2,050.74, One written put strike 2,050.74 with a barrier level strike of 1,768.76, Expires 01/19/16, Broker Bank of America N.A.	(61,667)
6,089	S&P 500 Index, One purchased call strike 2,052.8029, One purchased put strike 1,991.2188, One written put strike 2,052.8029 with a barrier level strike of 1,621.7143 (12,178 contracts), Expires 08/18/16, Broker Goldman Sachs International(s)	(481,533)
4,836	S&P 500 Index, One purchased call strike 2,067.94, One purchased put strike 1,985.22, One written put strike 2,067.94 with a barrier level strike of 1,604.72 (9,671 contracts), Expires 10/20/16, Broker Credit Suisse International(s)	(729,472)
Contracts/ Notional Amount ($)		Value
7,253	S&P 500 Index, One purchased call strike 2,068.17, One purchased put strike 2,006.1249, One written put strike 2,068.17 with a barrier level strike of 1,634.8884 (14,506 contracts), Expires 08/18/16, Broker Goldman Sachs International(s)	$(684,570)
7,219	S&P 500 Index, One purchased call strike 2,077.81, One purchased put strike 1,994.70, One written put strike 2,098.59 with a barrier level strike of 1,585.37 (14,438 contracts), Expires 08/18/16, Broker Credit Suisse International(s)	(686,343)
4,806	S&P 500 Index, One purchased call strike 2,080.8252, One purchased put strike 1,997.5922, One written put strike 2,080.8252 with a barrier level strike of 1,637.8175 (9,612 contracts), 09/15/16, Broker Goldman Sachs International(s)	(554,219)
9,455	S&P 500 Index, One purchased call strike 2,083.49, One written call strike 2,187.6645, One purchased put strike 2,041.8202 (4,800 contracts), One purchased put strike 2,041.8202 with a barrier level strike of 1,895.9759 (4,800 contracts), One written put strike 2,083.49 with a barrier level strike of 1,895.9759 (9,599 contracts), Expires 04/14/16, Broker Goldman Sachs International(s)	(373,345)
4,798	S&P 500 Index, One purchased call strike 2,084.35, One purchased put strike 2,021.8195, One written put strike 2,084.35 with a barrier level strike of 1,644.5522 (9,595 contracts), Expires 08/18/16, Broker Goldman Sachs International(s)	(496,914)

108

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
4,795	S&P 500 Index, One purchased call strike 2,085.3301, One purchased put strike 2,022.7702, One written put strike 2,085.3301 with a barrier level strike of 1,668.2641 (9,591 contracts), Expires 09/15/16, Broker Goldman Sachs International(s)	$(607,033)
4,784	S&P 500 Index, One purchased call strike 2,090.1919, One purchased put strike 2,048.38, One written put strike 2,090.1919 with a barrier level strike of 1,670.0634 (9,568 contracts), Expires 06/16/16, Broker Goldman Sachs International(s)	(342,677)
10,617	S&P 500 Index, One purchased call strike 2,090.89, One written call strike 2,195.4345, One purchased put strike 2,049.0722 (4,783 contracts), One purchased put strike 2,049.0722 with a barrier level strike of 1,902.71 (4,783 contracts), One written put strike 2,090.89 with a barrier level strike of 1,902.71 (9,565 contracts), Expires 08/18/16, Broker JPMorgan Chase Bank N.A.(s)	(515,888)
13,629	S&P 500 Index, One purchased call strike 2,107.27, One written call strike 2,212.6335, One purchased put strike 2,001.9065 with a barrier level strike of 1,580.4525 (9,491 contracts), One written put strike 88.074 on iShares iBoxx High Yield Corp. Bond ETF with a barrier level strike of 74.8629 (227,082 contracts), Expires 08/18/16, Broker Goldman Sachs International(s)	(1,657,629)
14,196	S&P 500 Index, One purchased call strike 2,113.31, One written call strike 2,197.8424, One purchased put strike 2,071.0438 (4,732 contracts), One written put strike 2,113.31 with a barrier level strike of 1,669.51 (9,464 contracts), Expires 01/19/17, Broker JPMorgan Chase Bank N.A.(s)	(653,393)
Contracts/ Notional Amount ($)		Value
5,903	S&P 500 Index, One purchased call strike 2,117.66, One purchased put strike 2,054.13, One written put strike 2,117.66 with a barrier level strike of 1,685.66 (11,805 contracts), Expires 07/14/16, Broker Credit Suisse International(s)	$(715,202)
4,717	S&P 500 Index, One purchased call strike 2,119.9811, One purchased put strike 2,077.5815, One written put strike 2,119.9811 with a barrier level strike of 1,710.8247 (9,434 contracts), Expires 06/16/16, Broker Goldman Sachs International(s)	(480,781)
9,408	S&P 500 Index, One purchased call strike 2,125.9333, One written call strike 2,253.4893, One purchased put strike 2,062.1553 (4,704 contracts), One written put strike 2,125.9333 with a barrier level strike of 1,709.2504, Expires 06/16/16, Broker Goldman Sachs International(s)	(507,068)
7,141	S&P 500 Index, One purchased call strike 2,142.45, One written put strike 1,974.42, Expires 04/14/16, Broker Bank of America N.A.	(588,833)
17,308	S&P 500 Index, One purchased put strike 2,001.9284, One purchased call strike 2,042.3714, One written put strike 2,022.1499 with a barrier level strike of 1,536.8339 (34,617 contracts), Expires 07/15/16, Broker Goldman Sachs International(s)	(69,832)
10,279	S&P 500 Index, One purchased put strike 2,093.49 with a barrier level strike of 1,361.93, One written put strike 43.41 on Utilities Select Sector SPDR Fund with a barrier level strike of 34.73 (460,713 contracts), Expires 12/15/16, Broker Bank of America N.A.(s)	287,820

109

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/ Notional Amount ($)		Value
1,684,327	Select Sector Financial SPDR Fund, One purchased call strike 22.65, One written call strike 23.556, One purchased put strike 23.81, One written put strike 22.65 with a barrier level strike of 20.385 (441,501 contracts), Expires 10/20/16, Broker JPMorgan Chase Bank N.A.(s)	$(221,217)
1,342,495	Select Sector Financial SPDR Fund, One purchased call strike 23.65, One written call strike 25.07, One written put strike 23.65 with a barrier level strike of 21.52 (528,541 contracts), Expires 02/19/16, Broker Credit Suisse International(s)	(626,986)
1,223,796	Select Sector Financial SPDR Fund, One purchased call strike 24.71, One written call strike 26.19, One written put strike 24.71 with a barrier level strike of 22.73 (485,633 contracts), Expires 06/16/16, Broker UBS AG(s)	(1,592,109)
408,345	Select Sector Financial SPDR Fund, One purchased call strike 24.734, One written put strike 24.489121 with a barrier level strike of 22.2851, Expires 02/18/16, Broker BNP Paribas SA	(901,211)
187,758	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 159.78, One written put strike 159.78 with a barrier level strike of 130.78, Expires 09/29/16, Broker Credit Suisse International	993,603
92,972	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 162.95, One written put strike 161.34 with a barrier level strike of 136.33, Expires 04/14/16, Broker Barclays Bank Plc	365,382
93,440	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 163.7406, One written put strike 86.00 on iShares iBoxx High Yield Corporate Bond ETF with a barrier level strike of 73.96 (174,419 contracts), Expires 10/20/16, Broker JPMorgan Chase Bank N.A.(s)	(749,478)
Contracts/ Notional Amount ($)		Value
92,149	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 164.41, One written put strike 162.78 with a barrier level strike of 137.55, Expires 05/19/16, Broker Barclays Bank Plc	$234,058
120,330	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 166.21, One written put strike 166.21 with a barrier level strike of 137.54, Expires 12/15/16, Broker Credit Suisse International	(99,794)
119,508	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 167.353, One written put strike 167.353 with a barrier level strike of 139.0703, Expires 11/17/16, Broker Goldman Sachs International	(193,017)
89,793	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 168.72, One written put strike 167.05 with a barrier level strike of 147.84, Expires 03/18/16, Broker Barclays Bank Plc	(61,957)
236,499	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 169.134, One written call strike 175.8994, One purchased put strike 165.7513 (88,687 contracts), One written put strike 169.134 with a barrier level strike of 131.4509 (177,374 contracts), Expires 12/30/16, Broker Goldman Sachs International(s)	(335,376)
87,570	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 171.2922, One purchased put strike 166.1534, One written put strike 171.2922 with a barrier level strike of 143.029 (175,139 contracts), Expires 03/17/16, Broker BNP Paribas SA(s)	(6,373)

110

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/
Notional
Amount ($)		Value
87,499	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 173.1443, One purchased put strike 168.0014, One written put strike 171.43 with a barrier level strike of 146.95 (174,999 contracts), Expires 01/19/17, Broker BNP Paribas SA(s)	$(505,345)
57,394	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 174.2344, One purchased put strike 169.0074, One written put strike 174.2344 with a barrier level strike of 135.9028 (114,789 contracts), Expires 10/20/16, Broker Goldman Sachs International(s)	(437,445)
57,148	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 174.983, One purchased put strike 167.9837, One written put strike 174.983 with a barrier level strike of 135.9618 (114,297 contracts), Expires 09/15/16, Broker Goldman Sachs International(s)	(418,766)
85,885	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 176.3994, One purchased put strike 171.1598, One written put strike 174.6529 with a barrier level strike of 134.832 (171,769 contracts), Expires 01/31/17, Broker JPMorgan Chase Bank N.A.(s)	(758,623)
70,724	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 176.744, One purchased put strike 171.4417, One written put strike 176.744 with a barrier level strike of 139.8045 (141,448 contracts), Expires 08/18/16, Broker Goldman Sachs International(s)	(584,970)
56,240	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 177.81, One purchased put strike 174.25, One written put strike 177.81 with a barrier level strike of 136.91 (112,480 contracts), Expires 06/16/16, Broker UBS AG(s)	(152,764)
Contracts/
Notional
Amount ($)		Value
56,590	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 178.4771, One purchased put strike 173.1758, One written put strike 176.71 with a barrier level strike of 140.4845 (113,180 contracts), Expires 04/15/16, Broker Goldman Sachs International(s)	$(13,117)
84,024	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 180.3052, One purchased put strike 176.7348, One written put strike 178.52 with a barrier level strike of 145.3153 (168,048 contracts), Expires 04/15/16, Broker Goldman Sachs International(s)	(108,341)
55,432	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 180.40, One purchased put strike 174.99, One written put strike 180.40 with a barrier level strike of 142.88 (110,865 contracts), Expires 09/15/16, Broker BNP Paribas SA(s)	(692,108)
68,310	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 182.99, One purchased put strike 177.5003, One written put strike 182.99 with a barrier level strike of 143.7752 (136,619 contracts), Expires 07/14/16, Broker Goldman Sachs International(s)	(727,574)
154,727	SPDR S&P 500 ETF Trust, One purchased call strike 193.2739, One written call strike 199.9649, One purchased put strike 189.4084, One written put strike 193.2739 with a barrier level strike of 161.3837 (104,018 contracts), Expires 11/17/16, Broker Citibank N.A.(s)	199,674
926,871	SPDR S&P Homebuilders ETF, One purchased call strike 35.28, One written call strike 37.04, One written put strike 35.28 with a barrier level strike of 32.10 (283,447 contracts), Expires 05/19/16, Broker UBS AG(s)	(1,427,768)

111

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/
Notional
Amount ($)		Value
953,282	SPDR S&P Regional Banking ETF, One purchased call strike 42.1701, One written call strike 44.2786, One written put strike 42.1701 with a barrier level strike of 38.3748 (284,562 contracts), Expires 05/31/16, Broker Citibank N.A.(s)	$(1,280,429)
4,713	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,040.91, One written call strike 8,523.3646, One written put strike 8,040.91 with a barrier level strike of 7,397.6372 (1,244 contracts), Expires 10/19/16, Broker Goldman Sachs International(s)	(159,349)
3,702	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,105.00, One written call strike 8,429.20, One purchased put strike 8,105.00 with a barrier level strike of 6,808.20 (1,234 contracts), One written put strike 8,105.00 with a barrier level strike of 6,078.75 (1,234 contracts), Expires 12/21/16, Broker Goldman Sachs International(s)	(196,181)
6,373	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,316.30, One written call strike 8,815.278, One written put strike 8,316.30 with a barrier level strike of 7,817.322 (1,503 contracts), Expires 09/19/16, Broker Goldman Sachs International(s)	(662,960)
9,168	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,344.33, One written call strike 8,678.1032, One written put strike 8,344.33 with a barrier level strike of 7,509.897 (1,798 contracts), Expires 11/17/16, Broker Goldman Sachs International(s)	(824,674)
Contracts/
Notional
Amount ($)		Value
1,165	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,582.57, One written call strike 9,097.5242, One written put strike 8,582.57 with a barrier level strike of 8,067.6158, Expires 09/21/16, Broker BNP Paribas SA	$(1,039,728)
4,330	Taiwan Stock Exchange Weighted Index, One purchased call strike 9,285.64, One written call strike 9,842.78, One written put strike 9,285.64 with a barrier level strike of 8,728.50 (1,077 contracts), Expires 07/20/16, Broker BNP Paribas SA(s)	(1,633,329)
4,757	Taiwan Stock Exchange Weighted Index, One purchased call strike 9,554.95, One written call strike 10,128.247, One written put strike 9,554.95 with a barrier level strike of 8,981.653 (1,570 contracts), Expires 06/15/16, Broker BNP Paribas SA(s)	(2,699,539)
195,752	Teradata Corp., One purchased call strike 25.5425, One written call strike 33.2053, One written put strike 25.5425 with a barrier level strike of 19.2718, Expires 01/20/17, Broker JPMorgan Chase Bank N.A.	(207,862)
$15,000,000	USD/BRL foreign exchange rate, One purchased put strike 3.93, One written call strike 4.2743, Expires 03/15/16, Broker JPMorgan Chase Bank N.A.	(97,805)
$100,000,000	USD/CNY (Offshore) foreign exchange rate, One purchased call strike 7.00, One written call strike 7.40, Expires 02/03/17, Broker JPMorgan Chase Bank N.A.	0
$100,000,000	USD/CNY (Offshore) foreign exchange rate, One purchased put strike 6.60, One written put strike 6.90, Expires 08/17/16, Broker BNP Paribas SA	1,697,152

112

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/
Notional
Amount ($)		Value
$100,000,000	USD/CNY (Offshore) foreign exchange rate, One purchased put strike 6.60, One written put strike 6.90, Expires 08/15/16, Broker Bank of America N.A.	$1,637,914
$13,300,000	USD/JPY foreign exchange rate, One purchased call strike 117.00, One written put strike 125.00, One written call strike 117.00 with a barrier level strike of 109.00 ($7,500,000 notional amount), Expires 03/17/16, Broker Goldman Sachs International(r)	441,892
$24,380,000	USD/JPY foreign exchange rate, One purchased call strike 120.00, One written call strike 128.00, One written put strike 120.00 with a barrier level strike of 113.50 ($10,000,000 notional amount), Expires 02/22/16, Broker Bank of America N.A.(r)	346,700
$5,000,000	USD/MXN foreign exchange rate, One purchased call strike 14.50, One written put strike 16.015, Expires 03/17/16, Broker Bank of America N.A.	652,424
$12,000,000	USD/MXN foreign exchange rate, One purchased call strike 15.10, One written put strike 16.575, Expires 06/19/16, Broker Bank of America N.A.	1,292,409
$10,000,000	USD/MXN foreign exchange rate, One purchased call strike 15.30, One written put strike 17.297, Expires 05/17/16, Broker Bank of America N.A.	707,551
$10,000,000	USD/MXN foreign exchange rate, One purchased call strike 16.20, One written put strike 17.93, Expires 08/12/16, Broker Bank of America N.A.	554,603
$25,000,000	USD/MXN foreign exchange rate, One purchased call strike 16.50, One written put strike 17.98, Expires 10/31/16, Broker JPMorgan Chase Bank N.A.	(1,476,941)
$5,000,000	USD/MXN foreign exchange rate, One purchased put strike 14.55, One written put strike 16.20, Expires 02/04/16, Broker Goldman Sachs International	(552,859)
Contracts/
Notional
Amount ($)		Value
$10,000,000	USD/MXN foreign exchange rate, One purchased put strike 15.20, One written call strike 16.61, Expires 05/31/16, Broker JPMorgan Chase Bank N.A.	$(1,047,131)
$35,000,000	USD/MXN foreign exchange rate, One purchased put strike 16.45, One written call strike 18.361, Expires 12/15/16, Broker Bank of America N.A.	1,876,848
$15,000,000	USD/MXN foreign exchange rate, One purchased put strike 16.65, One written call strike 17.87, Expires 01/30/17, Broker Bank of America N.A.	1,036,782
1,517,953	WisdomTree Japan Hedged Equity Fund, One purchased call strike 51.8989, One written call strike 53.9543, One written put strike 51.385 with a barrier level strike of 47.7881 (291,914 contracts), Expires 11/18/16, Broker Goldman Sachs International(s)	(245,421)
809,031	WisdomTree Japan Hedged Equity Fund, One purchased call strike 53.6815, One written call strike 55.8075, One written put strike 53.6815 with a barrier level strike of 48.898 (188,147 contracts), Expires 03/18/16, Broker JPMorgan Chase Bank N.A.(s)	(404,721)
597,646	WisdomTree Japan Hedged Equity Fund, One purchased call strike 54.38, One written call strike 57.099, One written put strike 54.38 with a barrier level strike of 49.4858 (183,891 contracts), Expires 08/31/16, Broker JPMorgan Chase Bank N.A.(s)	(712,483)
370,879	WisdomTree Japan Hedged Equity Fund, One purchased call strike 54.4653, One written put strike 54.4653 with a barrier level strike of 50.1512, Expires 10/31/16, Broker Goldman Sachs International	(1,643,510)

113

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Contracts/
Notional
Amount ($)		Value
948,890	WisdomTree Japan Hedged Equity Fund, One purchased call strike 54.8219, One written call strike 56.9718, One written put strike 53.747 with a barrier level strike of 49.4472 (186,057 contracts), Expires 12/15/16, Broker Goldman Sachs International(s)	$(585,504)
803,879	WisdomTree Japan Hedged Equity Fund, One purchased call strike 55.68, One written call strike 58.464, One written put strike 56.7936 with a barrier level strike of 51.2256 (215,517 contracts), Expires 04/15/16, Broker Goldman Sachs International(s)	(1,144,041)
762,683	WisdomTree Japan Hedged Equity Fund, One purchased call strike 56.511, One written call strike 58.7714, One written put strike 56.511 with a barrier level strike of 51.9901 (212,348 contracts), Expires 02/18/16, Broker Goldman Sachs International(s)	(1,299,645)
700,213	WisdomTree Japan Hedged Equity Fund, One purchased call strike 56.697, One written call strike 59.5318, One written put strike 56.697 with a barrier level strike of 52.1612 (211,651 contracts), Expires 05/19/16, Broker Goldman Sachs International(s)	(1,250,557)
1,002,073	WisdomTree Japan Hedged Equity Fund, One purchased call strike 57.88, One written call strike 60.774, One written put strike 58.4588 with a barrier level strike of 52.6708 (259,157 contracts), Expires 08/18/16, Broker JPMorgan Chase Bank N.A.(s)	(1,916,170)
621,547	WisdomTree Japan Hedged Equity Fund, One purchased call strike 57.92, One written call strike 60.816, One written put strike 58.4992 with a barrier level strike of 53.2864 (207,182 contracts), Expires 02/18/16, Broker Goldman Sachs International(s)	(1,733,714)
Contracts/
Notional
Amount ($)		Value
716,415	WisdomTree Japan Hedged Equity Fund, One purchased call strike 58.7927, One written call strike 61.1444, One written put strike 58.7927 with a barrier level strike of 54.0893 (204,107 contracts), Expires 02/18/16, Broker Citibank N.A.(s)	$(1,854,083)
537,653	WisdomTree Japan Hedged Equity Fund, One purchased call strike 58.96, One written call strike 61.908, One written put strike 58.96 with a barrier level strike of 54.2432 (169,607 contracts), Expires 07/14/16, Broker Goldman Sachs International(s)	(1,476,351)
211,291	WisdomTree Japan Hedged Equity Fund, One purchased call strike 59.16, One written put strike 59.7516 with a barrier level strike of 54.6283, Expires 03/18/16, Broker Goldman Sachs International	(2,018,003)
Total Structured Options (Premiums received $1,794,669)		$(188,584,388)

FUTURES CONTRACTS: SHORT POSITION
		Unrealized
		Appreciation/
Contracts		(Depreciation)
75	London Metal Exchange Copper, February 2016	$145,519
450	Chicago Mercantile Exchange S&P 500 E-Mini Index, March 2016	(1,132,788)
175	Eurex Exchange Euro Stoxx 50 Index, March 2016	5,681
825	Intercontinental Exchange Russell 2000 Mini Index, March 2016	(2,440,330)
300	Intercontinental Exchange Brent Crude Oil, June 2016	(1,391,640)
	Net unrealized depreciation	$(4,813,558)

114

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

FUTURES CONTRACTS: LONG POSITION

		Unrealized
		Appreciation/
Contracts		(Depreciation)
50	London Metal Exchange Nickel, February 2016	$(68,400)
75	COMEX Silver, March 2016	22,070
75	COMEX Gold, April 2016	311,920
125	London Metal Exchange Zinc, April 2016	329,571
4,300	Intercontinental Exchange Brent Crude Oil, June 2016	(532,000)
73	London Metal Exchange Nickel, December 2016	(124,410)
	Net unrealized depreciation	$(61,249)

Unrealized
Appreciation/
(Depreciation)
SWAP AGREEMENTS (PURCHASED)
Commodity Index Swap Agreement with Cargill, Inc. based on a basket of commodity Indexes, paying a fixed amount and paying the closing settlement price if over the target value of the basket and receiving the closing settlement price if under the target value of the basket on a monthly basis until the termination date, expiring 09/16/16 (Underlying notional amount $2,816,703)	$(229,013)
Commodity Index Swap Agreement with Cargill, Inc. based on a basket of commodity Indexes, paying a fixed amount and paying the closing settlement price if over the target value of the basket and receiving the closing settlement price if under the target value of the basket on a monthly basis until the termination date, expiring 02/24/16 (Underlying notional amount $94,000)	6,213
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Soybean Index, receiving a fixed amount per bushel and paying the closing settlement price of CBOT July 2016 Soybean Futures contracts minus CBOT November 2016 Soybean Futures contracts on the termination date, expiring 06/28/16 (Underlying notional amount $217,098)	40,215
Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cocoa Index, paying a fixed amount per metric ton and receiving the closing settlement price of ICE March 2017 Cocoa Futures contracts on the termination date, expiring 02/03/17 (Underlying notional amount $747,825)	$55,358
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, paying a fixed amount per bushel and receiving the closing settlement price of KCBT July 2016 minus CBOT July 2016 Wheat Futures contracts on the termination date, expiring 06/28/16 (Underlying notional amount $287,474)	(208,724)
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, paying a fixed amount per bushel and receiving the closing settlement price of KCBT December 2016 minus CBOT December 2016 Wheat Futures contracts on the termination date, expiring 11/28/16 (Underlying notional amount $65,000)	60,000
Commodity Index Swap Agreement with Macquarie Bank Ltd. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, paying a fixed amount per bushel and receiving the closing settlement price of KCBT July 2016 minus CBOT June 2016 Wheat Futures contracts on the termination date, expiring 06/28/16 (Underlying notional amount $22,500)	31,250

115

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Macquarie Bank Ltd. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, paying a fixed amount per bushel and receiving the closing settlement price of KCBT December 2016 minus CBOT December 2016 Wheat Futures contracts on the termination date, expiring 11/28/16 (Underlying notional amount $236,113)	$133,263
Commodity Index Swap Agreement with Macquarie Bank Ltd. based on the Macquarie Commodity Customized Product 183E Index, paying a fixed amount per metric ton of December 2016 Zinc Futures contracts and receiving the closing settlement price of December 2016 Aluminium and Lead Futures contracts on the termination date, expiring 12/19/16 (Underlying notional amount $44,655)	325,032
Commodity Index Swap Agreement with Macquarie Bank Ltd. based on the Macquarie Commodity Customized Product 184E Index, paying a fixed amount per metric ton of December 2016 Zinc Futures contracts and receiving the closing settlement price of December 2016 Aluminium Futures contracts on the termination date, expiring 12/19/16 (Underlying notional amount $68,250)	491,750
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Hang Seng China Enterprises (“HSCEI”) Index over the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index over the volatility strike price of 19.70 and paying variance of a basket of the HSCEI Index under the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index under the volatility strike price of 19.70, expiring 12/28/18 (Underlying vega amount $500,000)	595,751
Unrealized Appreciation/ (Depreciation)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 23.00 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 20.60 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 23.00, expiring 12/21/18 (Underlying vega amount $200,000)	$466,617
Variance swap with Goldman Sachs International receiving variance of the Russell 2000 Index over the target volatility of 26.30 and paying variance of the Russell 2000 Index under the target volatility of 26.30, expiring 08/19/16 (Underlying vega amount $3,000,000)	(20,296)
$1,747,416

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Live Cattle Index, receiving a fixed amount per pound and paying the closing settlement price of CME April 2016 minus June 2016 Live Cattle Futures contracts on the termination date, expiring 03/30/16 (Underlying notional amount $3,404,412)	$(729,830)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Live Cattle Index, receiving a fixed amount per pound and paying the closing settlement price of CME June 2016 minus August 2016 Live Cattle Futures contracts on the termination date, expiring 05/31/16 (Underlying notional amount $1,492,139)	(39,725)

116

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange (“ICE”) Sugar Index, receiving a fixed amount per pound and paying the closing settlement price of ICE March 2016 minus May 2016 Sugar No. 11 Futures contracts on the termination date, expiring 02/25/16 (Underlying notional amount $350,560)	$158,666
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange (“ICE”) Sugar Index, receiving a fixed amount per pound and paying the closing settlement price of ICE May 2016 minus July 2016 Sugar No. 11 Futures contracts on the termination date, expiring 04/27/16 (Underlying notional amount $220,690)	114,850
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) and Chicago Board of Trade (“CBOT”) Wheat Index, receiving a fixed amount per bushel and paying the closing settlement price of KCBT July 2016 minus CBOT July 2016 Wheat Futures contracts on the termination date, expiring 06/28/16 (Underlying notional amount $82,725)	82,725
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.018% and paying a floating rate based on 3-month LIBOR, expiring 08/22/23 (Underlying notional amount $15,940,000)	(2,189,881)
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.848% and paying a floating rate based on 3-month LIBOR, expiring 08/22/43 (Underlying notional amount $9,110,000)	(3,161,369)
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 44.89 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 44.89, expiring 10/10/16 (Underlying vega amount $1,000,000)	90,239
Unrealized
Appreciation/
(Depreciation)
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 45.5625 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 45.5625, expiring 07/25/17 (Underlying vega amount $500,000)	$8,756
Variance swap with Bank of America N.A. paying variance of the Merrill Lynch Core Portfolio Gross Index over the target volatility of 46.24 and receiving variance of the Merrill Lynch Core Portfolio Gross Index under the target volatility of 46.24, expiring 09/23/16 (Underlying vega amount $1,000,000)	247,692
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.25 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.25, expiring 11/06/17 (Underlying vega amount $2,000,000)	(169,151)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.25 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.25, expiring 10/09/17 (Underlying vega amount $2,000,000)	47,379
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying vega amount $500,000)	5,047,228
$(492,421)

117

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

At January 31, 2016, the Strategic Oportunities Fund held investments in restricted securities with a fair value of $1,200,000 or 0.02% of net assets, as follows:

			01/31/16
Acquisition		Acquisition	Carrying Value
Cost	Issuer	Date	Per Unit
$12,000,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(e)(h)	01/19/11	$10.00

(a)	Cost for federal income tax purposes is $6,272,816,375 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$130,818,195
Unrealized depreciation	(288,991,910)
Net unrealized depreciation	$(158,173,715)

(b)	Level 3 fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $3,618,916, which is 0.06% of net assets.
(c)	Non-income producing security.
(d)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $380,277,622 or 6.05% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (e) below) that amount to $94,336,845 or 1.50% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $557,268,443, which is 8.86% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (d) above.
(f)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors except those also included in footnote (d) above.
(g)	Principal amount denoted in Singapore Dollars.
(h)	Zero coupon bond. The rate represents the yield at time of purchase.
(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
(j)	Principal amount denoted in Euros.
(k)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(l)	Variable rate security. Rate shown is the rate as of January 31, 2016.
(m)	Principal amount denoted in British Pounds.
(n)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(o)	Principal amount denoted in Swiss Francs.
(p)	The rate represents the annualized yield at time of purchase.
(q)	The rate shown is the current yield as of January 31, 2016.
(r)	Notional Amount is shown parenthetically for any leg of Structured Option which has a different notional amount than the amount shown under Notional Amount column.
(s)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CNY — Chinese Yuan

Cnv. — Convertible

COMEX — Commodity Exchange, Inc.

ETF — Exchange Traded Fund

EUR — Euro

FOR — Foreign Ownership Restrictions

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Asset-Backed Securities	9.5%
Banks	0.8%
Collateralized Mortgage Obligations	9.0%
Commercial Mortgage-Backed Securities	1.1%
Consumer Discretionary	2.6%
Consumer Staples	1.7%
Diversified Financials	1.3%
Energy	1.1%
Government Bonds	3.8%
Health Care	1.9%
Industrials	2.2%
Information Technology	2.5%
Insurance	1.1%
Materials	0.7%
Real Estate	1.1%
Telecommunication Services	1.0%
U.S. Government Agencies and Securities	44.6%
Utilities	1.4%
Other*	12.6%
100.0%

*	Includes cash and equivalents, closed-end funds, exchange traded funds, purchased or written options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

118

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	January 31, 2016 (Unaudited)

Principal Amount		Value
CORPORATE BONDS — 40.9%
Banks — 7.0%
$3,800,000	Bank of America NA, 1.25%, 02/14/17	$3,795,440
3,000,000	Capital One NA, 1.65%, 02/05/18	2,977,530
5,000,000	Commonwealth Bank of Australia, 1.13%, 03/13/17	4,991,820
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(b)	2,023,708
2,500,000	International Bank For Reconstruction & Development, 1.38%, 04/10/18	2,525,198
6,125,000	KFW, 1.25%, 02/15/17	6,152,759
10,000,000	Wells Fargo & Co. MTN, 1.25%, 07/20/16	10,022,500
8,000,000	Westpac Banking Corp., 1.55%, 05/25/18	7,974,456
		40,463,411
Consumer Discretionary — 0.7%
2,000,000	Hyundai Capital America, 1.45%, 02/06/17(b)	1,995,206
1,820,000	Whirlpool Corp., 1.65%, 11/01/17	1,815,341
		3,810,547
Consumer Staples — 4.3%
3,000,000	Anheuser-Busch Inbev Finance, Inc., 1.90%, 02/01/19	3,005,526
7,070,000	Anheuser-Busch Inbev Worldwide, Inc., 1.38%, 07/15/17	7,067,837
4,000,000	Coca-Cola Co. (The), 1.15%, 04/01/18	4,001,548
4,500,000	CVS Health Corp., 1.90%, 07/20/18	4,518,360
3,000,000	McDonald’s Corp. MTN, 2.10%, 12/07/18	3,026,475
3,000,000	PepsiCo, Inc., 1.00%, 10/13/17	2,993,166
		24,612,912
Diversified Financials — 10.8%
5,000,000	Daimler Finance North America LLC, 2.00%, 08/03/18(b)	4,976,680
10,800,000	Ford Motor Credit Co. LLC, 3.00%, 06/12/17	10,889,014
Principal Amount		Value
Diversified Financials (continued)
$9,325,000	General Electric Capital Corp., 2.90%, 01/09/17	$9,484,541
1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	1,420,601
2,930,000	Goldman Sachs Group, Inc. (The), 5.95%, 01/18/18	3,144,959
6,010,000	Goldman Sachs Group, Inc. (The), 2.63%, 01/31/19	6,053,699
6,000,000	JPMorgan Chase & Co., 1.25%, 01/28/19(c)	5,916,384
12,000,000	Morgan Stanley, 1.75%, 02/25/16	12,008,232
3,000,000	Morgan Stanley, 2.45%, 02/01/19	3,010,803
3,900,000	Toronto-Dominion Bank (The), 1.05%, 07/02/19(c)	3,863,816
1,775,000	Toyota Motor Credit Corp. MTN, 1.13%, 05/16/17	1,777,034
		62,545,763
Energy — 3.8%
3,000,000	Cameron International Corp., 1.15%, 12/15/16	2,976,870
5,310,000	Enterprise Products Operating LLC, 1.65%, 05/07/18	5,162,244
1,700,000	Occidental Petroleum Corp., 1.75%, 02/15/17	1,697,248
3,000,000	Petroleos Mexicanos, 5.50%, 02/04/19	3,000,000
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(b)	994,499
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,001,341
6,000,000	Shell International Finance BV, 1.25%, 11/10/17	5,985,858
1,000,000	Transcanada Pipelines Ltd., 1.88%, 01/12/18	981,951
		21,800,011
Health Care — 4.0%
6,000,000	AbbVie, Inc., 1.75%, 11/06/17	5,992,296
2,000,000	Cardinal Health, Inc., 1.95%, 06/15/18	1,994,278
3,000,000	Gilead Sciences, Inc,, 1.85%, 09/04/18	3,023,100
2,000,000	Johnson & Johnson, 1.13%, 11/21/17	2,008,260
5,000,000	Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17(b)	5,016,680

119

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount		Value
Health Care (continued)
$1,000,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	$999,989
3,950,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	3,956,869
		22,991,472
Industrials — 2.1%
5,400,000	Eaton Corp., 5.60%, 05/15/18	5,814,455
118,570	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	119,536
6,460,000	Precision Castparts Corp., 1.25%, 01/15/18	6,439,412
		12,373,403
Information Technology — 2.4%
6,500,000	Apple, Inc., 0.58%, 05/03/18(c)	6,482,684
2,125,000	Hewlett Packard Enterprise Co., 2.45%, 10/05/17(b)	2,129,001
3,000,000	Microsoft Corp., 1.30%, 11/03/18	3,010,314
1,900,000	National Semiconductor Corp., 6.60%, 06/15/17	2,043,720
		13,665,719
Insurance — 1.8%
2,500,000	MetLife, Inc., 1.76%, 12/15/17	2,505,165
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(b)	5,032,190
3,000,000	New York Life Global Funding, 1.45%, 12/15/17(b)	3,007,263
		10,544,618
Materials — 0.4%
1,005,000	Airgas, Inc., 2.95%, 06/15/16	1,010,128
1,525,000	Ecolab, Inc., 2.00%, 01/14/19	1,524,844
		2,534,972
Telecommunication Services — 2.6%
4,000,000	America Movil Sab de CV, 2.38%, 09/08/16	4,009,952
6,715,000	AT&T, Inc., 1.40%, 12/01/17	6,688,919
4,000,000	Verizon Communications, Inc., 1.35%, 06/09/17	3,995,288
		14,694,159
Principal
Amount		Value
Utilities — 1.0%
$6,000,000	Duke Energy Corp., 1.63%, 08/15/17	$5,986,356
Total Corporate Bonds (Cost $236,465,934)		236,023,343
ASSET-BACKED SECURITIES — 7.5%
CAYMAN ISLANDS — 4.1%
8,500,000	Anchorage Capital CLO Ltd., Series 2013-1A, Class 1A, 1.51%, 07/13/25(b)(c)	8,370,885
3,555,000	CIFC Funding Ltd., Series 2013-IA, Class A1, 1.47%, 04/16/25(b)(c)	3,497,758
6,000,000	OCP CLO Ltd., Series 2013-4A, Class A1A, 2.02%, 10/24/25(b)(c)	5,877,180
726,385	Sapphire Valley CDO I Ltd. Series 2006-1A, Class A, 0.56%, 12/15/22(b)(c)	716,549
5,000,000	Saratoga Investment Corp. CLO Ltd. Series 2013-1A, Class A1, 1.92%, 10/20/23(b)(c)	4,934,400
		23,396,772
UNITED STATES — 3.4%
2,399,513	Ally Auto Receivables Trust Series 2014-1, Class A3, 0.97%, 10/15/18	2,396,483
2,000,000	AmeriCredit Automobile Receivables Trust Series 2014-2, Class A3, 0.94%, 02/08/19	1,995,201
2,975,000	CNH Equipment Trust 2015-A, Class A4, 1.85%, 04/15/21	2,989,020
2,500,000	Fifth Third Auto Trust Series 2014-2, Class A3, 0.89%, 11/15/18	2,494,966
4,000,000	Ford Credit Floorplan Master Owner Trust Series 2015-1, Class A1, 1.42%, 01/15/20	4,001,378
2,050,000	Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/18	2,046,700
2,000,000	Toyota Auto Receivables Owner Trust Series 2014-B, Class A4, 1.31%, 09/16/19	1,998,882
2,000,000	World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3, 1.16%, 09/15/17	1,998,239
		19,920,869
Total Asset-Backed Securities (Cost $43,599,465)		43,317,641

120

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS — 4.0%
California — 0.7%
$3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	$4,140,560
District Of Columbia — 0.2%
1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	1,326,034
Georgia — 0.5%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,168,172
Illinois — 0.5%
2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	2,628,158
Minnesota — 0.1%
605,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 4.00%, 02/01/16	604,999
New Jersey — 1.1%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,534,785
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds (County Guaranty) 2.27%, 06/15/16	100,633
4,600,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series Q 1.10%, 06/15/16	4,604,508
		6,239,926
New York — 0.5%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,585,621
110,000	New York State Dormitory Authority University & College Improvement Revenue Bonds, Series G 2.83%, 03/15/16	110,321
		2,695,942
Principal
Amount		Value
Ohio — 0.4%
$2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	$2,138,350
Total Municipal Bonds (Cost $22,659,904)		22,942,141
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
2,050,313	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	2,059,285
Total Collateralized Mortgage Obligations (Cost $2,096,540)		2,059,285
U.S. GOVERNMENT AGENCIES — 5.1%
Fannie Mae — 2.5%
6,720,000	0.88%, 12/20/17	6,727,130
7,575,000	1.13%, 10/19/18	7,597,967
		14,325,097
Federal Home Loan Bank — 0.9%
5,200,000	0.63%, 10/26/17	5,183,662
		5,183,662
Ginnie Mae — 0.0%
242	9.00%, 02/15/20(f)	244
		244
Overseas Private Investment Corp. — 0.9%
4,878,746	5.14%, 12/15/23	5,337,778
		5,337,778
Private Export Funding Corp. — 0.1%
500,000	2.25%, 12/15/17	511,019
		511,019
Small Business Administration — 0.6%
502,642	4.73%, 02/10/19	533,975
674,444	4.11%, 03/10/20	710,837
1,774,401	4.08%, 03/10/21	1,887,124
		3,131,936
Tennessee Valley Authority — 0.1%
725,000	6.25%, 12/15/17	796,745
		796,745
Total U.S. Government Agencies (Cost $28,637,414)		29,286,481

121

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount		Value
U.S. GOVERNMENT SECURITIES — 41.3%
U.S. Treasury Notes — 41.3%
$7,900,000	0.38%, 04/30/16	$7,898,373
4,180,000	0.63%, 08/15/16	4,182,324
2,800,000	0.63%, 08/31/17	2,793,986
3,000,000	0.88%, 11/30/17	3,005,391
17,585,000	0.75%, 02/28/18	17,558,218
4,300,000	0.88%, 10/15/18	4,292,776
103,526,000	1.88%, 11/30/21	105,657,186
21,540,000	0.63%, 01/15/24(d)	22,094,507
68,115,000	2.38%, 08/15/24	70,911,461
Total U.S. Government Securities (Cost $233,526,040)		238,394,222
GOVERNMENT BONDS — 0.2%
SOUTH KOREA — 0.2%
1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	1,433,669
Total Government Bonds (Cost $1,399,449)		1,433,669

Shares
INVESTMENT COMPANY — 0.5%
2,803,930	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	2,803,930
Total Investment Company (Cost $2,803,930)		2,803,930

		Value
TOTAL INVESTMENTS — 99.8% (Cost $571,188,676)(a)		$576,260,712
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,039,241
NET ASSETS — 100.0%		$577,299,953

(a)	Cost for federal income tax purposes is $571,199,503 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$6,500,302
Unrealized depreciation	(1,439,093)
Net unrealized appreciation	$5,061,209

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $51,752,161 which is 8.96% of net assets.
(c)	Variable rate security. Rate shown is the rate as of January 31, 2016.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	Rate shown represents current yield at January 31, 2016.
(f)	This security is considered either fully or partially illiquid.
These securities or portions thereof have a value of $244 or less than 0.01% of net assets.

AGM — Assured Guaranty Municipal Corp.

CLO — Collateralized Loan Obligation

COP — Certificates of Participation

GO — General Obligations

MTN — Medium Term Note

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
U.S. Government Agencies and Securities	46.4%
Corporate Bonds	40.9
Municipal Bonds	4.0
Government Bonds	0.2
Asset Backed Securities	7.5
Collateralized Mortgage Obligations	0.3
Other*	0.7
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

122

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	January 31, 2016 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS — 89.7%
Alabama — 1.3%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$5,824,400
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/22	3,730,263
2,990,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/24	3,788,061
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/26	4,590,299
1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	1,879,200
		19,812,223
Arizona — 1.1%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/25	1,099,621
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,397,000
2,500,000	Arizona School Facilities Board Advance Refunding COP, Series A, 5.00%, 09/01/23	3,074,225
1,000,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/22	1,210,510
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/24	2,121,181
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	391,794
2,010,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,134,660
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	227,699
Principal
Amount		Value
Arizona (continued)
$2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	$3,353,774
		16,010,464
Arkansas — 0.2%
590,000	Fayetteville School District No 1 Refunding GO (State Aid Withholding), 2.00%, 06/01/16	593,475
2,160,000	Pulaski County Special School District School Improvements GO, (State Aid Withholding), 3.00%, 02/01/17	2,215,253
910,000	Rogers School District No 30 Refunding GO (State Aid Withholding), 3.00%, 02/01/16	910,000
		3,718,728
California — 4.3%
2,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series D, 5.00%, 09/01/24	2,515,600
6,250,000	California State Public Works Board Refunding Revenue Bonds, Series F, 5.00%, 05/01/24	7,830,250
1,750,000	City & County of San Francisco Courthouse Project Refunding COP, 5.00%, 04/01/16	1,764,000
1,155,000	City & County of San Francisco Juvenile Hall Project Refunding COP, 5.00%, 04/01/16	1,164,240
1,150,000	City of Roseville Water Utility Advance Revenue Refunding COP, 5.00%, 12/01/22	1,416,973
9,250,000	Los Angeles Community College District Refunding GO, Series A, 5.00%, 08/01/23	11,596,355
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,184,154
1,300,000	San Mateo County Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/23	1,633,073

123

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount		Value
California (continued)
$750,000	State of California Refunding GO, 5.00%, 03/01/23	$928,478
8,000,000	State of California Refunding GO, 5.00%, 03/01/24	10,025,760
8,000,000	State of California Refunding GO, 5.00%, 10/01/25	10,073,600
10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	10,192,500
3,000,000	University of California Refunding Revenue Bonds, Series I, 5.00%, 05/15/23	3,745,290
		64,070,273
Colorado — 0.8%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding), 5.00%, 12/01/19	573,899
300,000	City of Commerce Advance Refunding Revenue Bonds. (BAM), 5.00%, 08/01/25	376,001
3,935,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	4,935,041
100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	126,009
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,121,520
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,454,562
1,600,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	1,677,584
370,000	University of Northern Colorado Refunding Revenue Bonds, Series A (State Higher Education Intercept Program), 3.00%, 06/01/16	373,367
		11,637,983
Principal
Amount		Value
Connecticut — 2.3%
$3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A, 5.00%, 08/01/22	$3,775,459
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds, 5.00%, 08/01/22	1,522,363
8,000,000	State of Connecticut Special Tax Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/25	9,890,080
2,000,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	2,501,160
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 10/01/19	9,147,440
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	6,115,100
1,000,000	University of Connecticut University and College Improvements Revenue Bonds, Series A, 3.00%, 02/15/16	1,001,100
		33,952,702
District Of Columbia — 0.5%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	5,755,300
1,000,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	1,183,380
		6,938,680
Florida — 2.5%
1,000,000	County of Sarasota Refunding Revenue Bonds, 5.00%, 10/01/24	1,247,370
5,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	5,312,300
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,549,377

124

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount		Value
Florida (continued)
$4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	$4,246,051
500,000	Florida Water Pollution Control Financing Corp. Water Polution Control Revenue Bonds, Series A, 4.00%, 01/15/17	517,049
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,100,315
1,200,000	Lee County School Board Refunding COP, 5.00%, 08/01/25	1,446,648
4,000,000	Miami-Dade County Refunding GO, Series B, 5.00%, 07/01/24	5,001,960
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,141,760
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	1,857,456
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	2,352,440
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	557,375
1,975,000	State of Florida Refunding GO, Series A, 4.00%, 01/01/17	2,039,405
		37,369,506
Georgia — 1.9%
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding), 5.00%, 02/01/23	926,490
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/23	3,259,696
2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/24	2,547,531
1,750,000	Douglas County School District
	Refunding GO (State Aid Withholding), 4.00%, 04/01/16	1,761,148
Principal
Amount		Value
Georgia (continued)
$395,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 4.00%, 05/01/16	$398,713
375,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 5.00%, 05/01/23	460,725
1,000,000	Fulton County Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,081,280
1,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	1,098,989
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/18	1,365,650
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	5,645,900
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,324,903
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	657,934
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,083,389
2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	3,175,715
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,623,420
		28,411,483
Hawaii — 1.0%
5,000,000	City & County Honolulu Wastewater System Refunding Revenue Bonds, Junior Series A, 5.00%, 07/01/24	6,252,450

125

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount		Value
Hawaii (continued)
$1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	$1,185,240
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	434,007
5,000,000	State of Hawaii Refunding GO, Series EP, 5.00%, 08/01/25	6,250,600
		14,122,297
Idaho — 0.1%
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,831,605
Illinois — 1.5%
1,250,000	Chicago Park District Alternative Revenue Source Refunding GO, 4.00%, 01/01/17	1,279,313
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	933,633
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,398,222
2,215,000	Cook County Community College District No 508 University & College Improvements GO, 5.00%, 12/01/21	2,580,098
2,575,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	2,766,426
3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B, 5.00%, 12/01/17	3,224,160
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D, 5.00%, 12/01/22	2,407,980
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	3,817,100
2,500,000	State of Illinois School Improvements GO, 3.00%, 02/01/16	2,500,000
Principal
Amount		Value
Illinois (continued)
$780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	$908,333
		21,815,265
Indiana — 1.1%
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	1,072,418
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	678,256
500,000	Carmel 2002 School Building Corp. Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/16	510,649
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program), 5.00%, 07/15/20	576,689
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	676,228
175,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	178,736
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	1,589,829
1,350,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	1,630,220
5,000,000	Indiana Finance Authority Southern Industrial Gas & Electric Refunding Revenue Bonds, Series E, 1.95%, 05/01/37(b)	5,077,450

126

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount		Value
Indiana (continued)
$500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1, 5.00%, 07/01/19	$563,129
1,060,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 07/15/16	1,072,911
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	509,525
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	750,692
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	606,754
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	1,092,720
		16,586,206
Iowa — 0.1%
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,113,938
Kansas — 0.3%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/23	1,564,441
2,170,000	Topeka Public Building Commission KBI Forensic Laboratory Project Revenue Bonds, 5.00%, 12/01/17	2,340,388
		3,904,829
Principal
Amount		Value
Kentucky — 0.9%
$3,500,000	Kentucky Asset Liability Commission Federal Highway Trust First Series Revenue Bonds, 5.00%, 09/01/17	$3,724,840
8,185,000	Kentucky Asset Liability Commission Highway Trust Refunding Revenue Bonds, 5.00%, 09/01/16	8,393,308
605,000	Warren County School District Finance Corp. Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 2.00%, 06/01/16	607,965
		12,726,113
Louisiana — 0.3%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,031,100
2,000,000	State of Louisiana Interstate 49 South Project Revenue Bonds, 5.00%, 09/01/22	2,389,820
		4,420,920
Maine — 0.7%
4,000,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/16	4,121,080
2,250,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/19	2,554,448
1,315,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	1,339,867
485,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	494,070
700,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	741,985
520,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	616,028

127

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount		Value
Maine (continued)
$115,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC, State Resolution Funding GTY), 5.00%, 07/01/16(c)	$117,175
		9,984,653
Maryland — 0.4%
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, 5.00%, 10/01/20	1,177,710
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,386,177
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,066,290
2,000,000	State of Maryland School Improvements GO, Series B, 5.00%, 08/01/17	2,132,580
		5,762,757
Massachusetts — 5.7%
4,000,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 09/23/16	4,017,800
4,000,000	City of Lawrence Refunding GO Notes, Series B, 1.75%, 09/01/16	4,027,600
4,450,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 4.00%, 06/15/17	4,661,242
4,000,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 5.00%, 06/15/22	4,928,960
9,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A, 5.00%, 05/01/19	10,180,260
9,650,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/22	11,819,417
850,000	Commonwealth of Massachusetts Refunding GO, Series A, 5.00%, 08/01/16	869,984
Principal
Amount		Value
Massachusetts (continued)
$2,000,000	Commonwealth of Massachusetts Refunding GO, Series C (AMBAC), 5.50%, 12/01/24	$2,618,580
5,000,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 08/26/16	5,022,000
4,500,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 08/05/16	4,518,450
1,000,000	Massachusetts Port Authority Refunding Revenue Bonds, Series C, 2.00%, 07/01/16	1,007,350
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	9,155,582
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	615,205
4,500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A (NATL-RE, GO of Authority), 5.25%, 08/01/16	4,611,330
1,450,000	Metrowest Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 09/23/16	1,450,348
13,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 1.50%, 08/05/16	13,049,270
1,275,000	Town of Belmont Municipal Purpose Loan Refunding GO, 4.00%, 04/15/16	1,285,098
		83,838,476
Michigan — 1.8%
945,000	Brighton Area School District School Improvements GO, Series I (Q-SBLF), 5.00%, 05/01/16	955,631
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/23	243,887
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	677,316

128

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount		Value
Michigan (continued)
$1,050,000	Grand Blanc Community Schools Refunding GO, (Q-SBLF), 4.00%, 05/01/16	$1,058,852
1,000,000	Grand Valley State University & College Improvements Revenue Bonds, Series A, 5.00%, 12/01/23	1,212,310
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	435,511
250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	281,158
1,295,000	Lake Shore Public Schools Refunding GO, (Q-SBLF), 3.00%, 11/01/16	1,315,798
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,497,073
1,155,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/16	1,167,844
775,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/18	843,805
1,160,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/21	1,372,361
2,000,000	Romulus Community Schools Refunding GO (Q-SBLF), 5.00%, 05/01/22	2,382,860
325,000	State of Michigan Environmental Program Refunding GO, Series A, 5.00%, 05/01/16	328,851
5,000,000	State of Michigan Trunk Line Refunding Revenue Bonds, 5.00%, 11/15/16	5,179,650
4,530,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	4,977,066
2,045,000	Ypsilanti School District Refunding GO (Assured GTY, Q-SBLF), 5.00%, 05/01/16	2,066,984
		25,996,957
Minnesota — 1.6%
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	451,817
Principal
Amount		Value
Minnesota (continued)
$910,000	Rockford Independent School District No. 883 Refunding GO (School District Credit Program), 5.00%, 02/01/17	$949,922
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	6,185,151
1,875,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/21	2,246,813
1,520,000	State of Minnesota Public Improvements COP, 4.50%, 06/01/16	1,541,295
1,000,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/23	1,229,530
1,395,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/24	1,735,101
2,740,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/25	3,377,077
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	3,554,070
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,190,450
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	1,248,240
		23,709,466
Mississippi — 0.3%
1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	1,986,511
570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Interception), 5.00%, 01/01/23	695,480
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds, 5.00%, 11/01/22	377,568

129

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal
Amount		Value
Mississippi (continued)
$2,000,000	State of Mississippi Public Improvements Revenue Bonds, Series E, 2.00%, 10/15/16	$2,018,680
		5,078,239
Missouri — 1.3%
1,020,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	1,164,830
300,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	345,969
2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation), 5.00%, 12/01/26	2,805,839
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	5,030,120
500,000	Jackson County Reorganized School District No. 4 Blue Springs Refunding GO, Series B, (State Aid Direct Deposit), 5.00%, 03/01/18	538,335
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,538,948
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	2,401,380
300,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 4.00%, 03/01/17	311,073
1,250,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/24	1,567,600
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	2,222,064
		18,926,158
Principal
Amount		Value
Nevada — 0.2%
$2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	$2,983,845
New Hampshire — 0.2%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds, 5.00%, 09/01/19	2,547,675
New Jersey — 4.8%
500,000	Bergen County Improvement Authority Public Improvements Revenue Bonds, Series B (County GTY), 4.00%, 02/15/16	500,745
240,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/16	247,382
200,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/17	212,293
3,495,000	County of Sussex Public Improvements Refunding GO, 2.00%, 02/15/16	3,497,516
2,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	2,141,580
735,000	Middlesex County Improvement Authority Regional Educational Services Refunding Revenue Bonds, (County GTY), 3.00%, 07/15/16	743,350
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	245,407
5,300,000	New Jersey Building Authority Refunding Revenue Bonds, Series A, 5.00%, 06/15/16	5,387,238
795,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 12/15/16	826,108

130

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
New Jersey (continued)
$560,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 12/15/16	$580,866
1,090,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18	1,183,904
410,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18	431,644
3,245,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/21	3,567,748
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	5,755,350
11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	12,490,648
505,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Revenue Bonds, 4.00%, 09/01/16	514,797
6,225,000	New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund Revenue Bonds, 5.00%, 06/15/16	6,327,464
1,000,000	New Jersey Educational Facilities Authority University and College Improvements Revenue Bonds, 5.00%, 06/15/23	1,119,350
25,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2012, 5.00%, 09/01/16	25,657
1,160,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2013, 5.00%, 09/01/16	1,190,960
Principal Amount		Value
New Jersey (continued)
$15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16	$15,394
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18	44,191
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,492,478
9,220,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series C, 5.00%, 01/01/25	11,501,305
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A, 5.25%, 12/15/21	2,256,400
2,255,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series D, 5.25%, 12/15/23	2,569,122
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	1,916,027
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A, 5.25%, 12/15/22	1,702,995
500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series B, 5.00%, 06/15/19	541,959
825,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/16	859,295
750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19(d)	827,003
		70,716,176

131

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
New Mexico — 0.7%
$4,805,000	City of Albuquerque General Purpose Public Improvements GO, Series A, 5.00%, 07/01/16	$4,898,698
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,018,450
250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	262,205
800,000	Santa Fe Public School District School Improvements GO (State Aid Withholding), 4.00%, 08/01/16	814,656
3,000,000	State of New Mexico Severance Tax Permanent Fund Public Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	3,058,500
		10,052,509
New York — 26.9%
4,300,000	Bridgehampton Union Free School District Cash Flow Management GO, (State Aid Withholding), 1.50%, 06/28/16	4,315,867
10,000,000	City of New York Advance Refunding GO, Series A, 5.00%, 08/01/25	12,483,400
5,000,000	City of New York Public Improvements GO, Series C, Sub-Series C-A, 5.00%, 08/01/17(d)	5,329,150
3,330,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	4,062,467
5,000,000	City of New York Refunding GO, Series B, 5.00%, 08/01/17	5,329,150
1,855,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,168,736
650,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	792,974
8,170,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	9,967,073
1,870,000	City of New York Refunding GO, Series E, 5.00%, 08/01/16	1,913,590
Principal Amount		Value
New York (continued)
$4,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/17	$4,263,320
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/17	10,658,300
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/21	11,973,500
18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	22,569,260
3,360,000	City of New York Refunding GO, Series I, 5.00%, 08/01/16	3,438,322
5,000,000	Clarence Central School District Cash Flow Management GO, (State Aid Withholding), 1.75%, 06/28/16	5,020,400
3,500,000	County of Rockland Cash Flow Management GO, 2.00%, 03/16/16	3,506,125
2,175,000	County of Rockland Public Improvements GO, Series C, (AGM), 3.00%, 05/01/16	2,188,420
445,000	County of Rockland Refunding GO (BAM), 2.00%, 02/15/16	445,267
505,000	County of Rockland Refunding GO (BAM), 2.00%, 02/15/17	509,919
20,000,000	County of Suffolk Cash Flow Management GO, 2.00%, 07/27/16	20,144,200
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/18	2,184,580
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	5,943,250
5,240,000	Geneva City School District Cash Flow Management GO, (State Aid Withholding), 1.00%, 06/17/16	5,246,445
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,314,582

132

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
New York (continued)
$1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	$2,296,546
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,779,900
1,250,000	New York City Municipal Water Finance Authority Fiscal 2014 Refunding Revenue Bonds, Series CC-2, 5.00%, 06/15/18	1,299,688
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C, 5.00%, 11/01/23	1,684,166
1,605,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 05/01/22	1,814,918
595,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 05/01/22(c)	671,600
1,230,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	1,318,412
770,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	828,559
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	19,268,135
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,367,400
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	1,200,726
Principal Amount		Value
New York (continued)
$2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	$2,935,002
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	1,040,833
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	1,857,826
1,725,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18	1,870,573
225,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18	243,614
4,700,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.00%, 02/01/17	4,912,910
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	578,057
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/20	709,091
1,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	1,478,974
3,220,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Series E, (AGM, GO of Corp.) OID, 5.25%, 04/01/16	3,247,692
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17(d)	736,673

133

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
New York (continued)
$5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	$5,410,845
10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	12,051,300
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	11,304,566
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/22	9,458,930
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/24	17,464,580
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	928,161
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18	16,561
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	1,872,395
550,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds (NATL-RE, FGIC, State Appropriation), 5.00%, 02/15/16	551,045
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	2,321,169
750,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 4.00%, 07/01/16	761,363
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	17,764,500
Principal Amount		Value
New York (continued)
$4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	$5,106,150
1,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A (NATL-IBC), 5.88%, 05/15/17	1,558,755
4,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E, 5.00%, 02/15/23	5,537,430
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	1,245,494
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/25	9,605,519
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,202,000
2,850,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series G, 5.00%, 03/15/17	2,994,267
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 4.00%, 06/15/16	2,027,840
2,160,000	New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E, 1.10%, 11/01/16	2,165,767
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	7,754,880
200,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 4.00%, 03/15/16	200,915
200,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/16	201,149

134

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
New York (continued)
$1,420,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/17	$1,492,037
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/20	1,658,228
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	5,620,350
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,140,312
1,000,000	New York State Thruway Authority Refunding Revenue Bonds, 5.00%, 01/01/25	1,240,970
410,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/16	412,353
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	420,247
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	9,424,320
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,537,800
1,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, Series A1, 4.00%, 12/15/16	1,031,550
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,725,326
3,550,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 189, 5.00%, 05/01/23	4,399,835
14,390,000	Sales Tax Asset Receivable Corp. Fiscal 2015 Refunding Revenue Bonds, Series A, 5.00%, 10/15/26	18,029,951
Principal Amount		Value
New York (continued)
$4,700,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/25	$6,009,561
5,390,000	Triborough Bridge & Tunnel Authority Toll Road Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	6,748,388
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, 5.00%, 12/15/24	1,977,008
1,000,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, Series TE, 5.00%, 12/15/18	1,039,220
		398,322,629
North Carolina — 2.4%
680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	784,774
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,078,869
475,000	Buncombe County Refunding Revenue Bonds, Series A, 5.00%, 06/01/16	482,434
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,516,340
1,005,000	City of Charlotte Equipment Acquisition Refunding COP, 5.00%, 12/01/16	1,043,160
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,737,093
245,000	County of Wake Refunding GO, Series D, 4.00%, 02/01/16	244,999
2,840,000	County of Wake School Improvements GO, Series A, 5.00%, 04/01/17	2,989,128
615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	643,026
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	721,312
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	803,527

135

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
North Carolina (continued)
$1,565,000	Johnston County School Improvements GO, (NATL-RE), 5.00%, 02/01/20(c)	$1,565,000
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	391,209
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,405,000
2,320,000	State of North Carolina Highway Improvements Revenue Bonds, 5.00%, 03/01/16	2,328,538
10,000,000	State of North Carolina Refunding Revenue Bonds, Series B, 5.00%, 06/01/24	12,561,000
1,595,000	Town of Cary Public Improvements GO, 5.00%, 03/01/17	1,673,107
		34,968,516
Ohio — 2.8%
2,500,000	City of Columbus GO, Series A, 5.00%, 02/15/22	3,049,675
2,000,000	City of Columbus Refunding GO, Series 5, 5.00%, 08/15/23	2,504,940
1,100,000	County of Cuyahoga Refunding Revenue Bonds, 5.00%, 12/01/22	1,361,833
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	1,245,300
1,665,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	2,062,769
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds, 5.00%, 12/01/23	1,247,530
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,618,717
5,000,000	Ohio State Water Development Authority Refunding Revenue Bonds, Series B, 5.00%, 06/01/22	6,140,650
Principal Amount		Value
Ohio (continued)
$400,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 4.00%, 06/01/16	$404,815
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 5.00%, 06/01/24	392,954
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,071,740
5,000,000	State of Ohio Highway Improvements GO, Series Q, 5.00%, 05/01/16	5,060,250
8,000,000	State of Ohio Highway Improvements GO, Series R, 4.00%, 05/01/16	8,076,800
210,000	State of Ohio Highway Improvements Revenue Bonds, 5.00%, 12/15/24	263,861
500,000	State of Ohio Refunding GO, Series B, 4.00%, 08/01/16	509,359
3,875,000	State of Ohio University & College Improvements GO, Series A, 5.00%, 05/01/24(c)	3,920,221
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	1,830,496
		41,761,910
Oklahoma — 0.8%
4,400,000	Oklahoma Capital Improvement Authority Refunding Revenue Bonds, Series B, 2.00%, 07/01/16	4,431,240
5,275,000	Tulsa County Independent School District No 3 Broken Arrow Combined Purpose School Improvements GO, 2.00%, 04/01/16	5,291,089
2,680,000	University of Oklahoma Refunding Revenue Bonds, Series C, 2.00%, 07/01/16	2,697,581
		12,419,910
Oregon — 0.5%
575,000	City of Portland Water System Refunding Revenue Bonds, 5.00%, 10/01/16	592,561

136

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
Oregon (continued)
$1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	$1,372,813
815,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	862,343
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	1,932,536
2,200,000	Yamhill Clackamas & Washington Counties School District No 29J Newberg Refunding GO (NATL-RE, School Board GTY), 5.50%, 06/15/17	2,342,736
		7,102,989
Rhode Island — 0.3%
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A, 5.00%, 05/15/22	3,565,890
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	749,648
		4,315,538
South Carolina — 1.0%
4,530,000	County of Charleston Refunding GO, Series A, 5.00%, 11/01/21	5,510,790
880,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	913,546
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,270,054
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	1,894,246
Principal Amount		Value
South Carolina (continued)
$330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	$371,943
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	766,428
3,500,000	Town of Lexington Waterworks & Sewer System Refunding Revenue Notes, 2.50%, 12/01/16	3,550,925
		15,277,932
Tennessee — 0.1%
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 11/01/25	1,126,251
Texas — 10.4%
4,220,000	Alamo Community College District Refunding GO, 4.00%, 02/15/17	4,375,591
800,000	Austin Independent School District Refunding GO (PSF-GTD), 5.00%, 08/01/16	818,560
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	425,259
1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/21	1,204,860
935,000	City of Conroe Public Improvements GO, 5.00%, 03/01/25	1,157,408
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/25	435,631
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/26	1,538,888
1,095,000	City of Friendswood Waterworks & Sewer System Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	1,098,592
300,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	363,627

137

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	$2,010,365
800,000	City of San Antonio Water System Refunding Revenue Bonds, Series A, 3.00%, 05/15/16	806,432
1,505,000	City of Southlake Refunding GO, 5.00%, 02/15/16	1,507,814
1,430,000	Clear Creek Independent School District GO, (PSF-GTD), Series B, 3.00%, 02/15/35(b)	1,476,432
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	265,121
875,000	County of Bexar Limited Tax Refunding GO, 3.00%, 06/15/16	883,978
1,200,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	1,216,704
580,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	588,074
4,410,000	County of Bexar Refunding GO, 5.00%, 06/15/22	5,403,838
675,000	County of Collin Advance Refunding GO, 5.00%, 02/15/24	845,627
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,190,450
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	447,502
1,095,000	Cypress-Fairbanks Independent School District Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/17	1,134,792
3,140,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-1 (PSF-GTD), 2.00%, 02/15/40(b)	3,164,052
4,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-2 (PSF-GTD), 3.00%, 02/15/40(b)	4,130,120
2,000,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	2,501,640
Principal Amount		Value
Texas (continued)
$1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/22	$1,351,045
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	256,532
8,630,000	Denton Independent School District GO, (PSF-GTD), 2.00%, 08/01/43(b)	8,685,664
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD), 5.00%, 08/15/25	1,863,360
520,000	Forsan Independent School District Refunding GO (PSF-GTD), 4.00%, 02/15/17	538,897
885,000	Frenship Independent School District Refunding GO (PSF-GTD), 5.00%, 02/15/26	1,088,497
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	283,183
13,000,000	Goose Creek Consolidated Independent School District School Improvements GO, Series B, (PSF-GTD), 3.00%, 02/15/35(b)	13,422,110
720,000	Hallsville Independent School District Refunding GO, (PSF-GTD), 4.00%, 02/15/16	721,079
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,149,810
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	510,935
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,265,798
135,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	135,278
1,750,000	Lamar Consolidated Independent School District School Improvements GO, Series A, (PSF-GTD), 2.00%, 08/15/47(b)	1,763,405

138

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
Texas (continued)
$4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	$4,560,075
1,085,000	Mercedes Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/22	1,323,505
1,405,000	Mission Consolidated Independent School District Refunding Revenve Bonds, (PSF-GTD), 3.25%, 02/15/17	1,444,481
8,585,000	North East Independent School District School Improvements GO, Series B, (PSF-GTD), 2.00%, 08/01/42(b)	8,645,954
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/22	302,699
1,105,000	Pasadena Independent School District GO, (PSF-GTD), 5.00%, 02/15/17	1,156,537
265,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/17(c)	282,517
260,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/18	277,599
1,500,000	Richardson Independent School District School Improvements GO, Series A, (PSF-GTD), 3.00%, 02/15/16	1,501,710
925,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/22	1,123,838
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/23	1,257,058
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/24	1,343,084
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,262,180
705,000	San Elizario Independent School District School Improvements GO, (PSF-GTD), 5.00%, 05/01/25	892,199
Principal Amount		Value
Texas (continued)
$1,100,000	San Felipe-Del Rio Consolidated Independent School District Refunding GO, (PSF-GTD), 3.00%, 02/15/16	$1,101,221
145,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	157,237
2,695,000	State of Texas Public Finance Authority Refunding GO, 5.00%, 10/01/20	3,177,971
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,460,195
6,950,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/20	8,205,935
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/24	7,311,025
1,070,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, 5.00%, 04/01/17	1,126,186
1,775,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, Series A, 5.00%, 04/01/16(c)	1,788,792
3,150,000	Tomball Independent School District School Improvements GO, Series B-3, (PSF-GTD), 2.00%, 02/15/43(b)	3,174,129
4,850,000	Tyler Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	5,960,893
1,000,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/22	1,217,040
1,680,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/23	2,073,120
1,235,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/24	1,541,885
2,085,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/25	2,629,581

139

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,700,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/20	$1,966,815
4,580,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/21	5,436,918
2,075,000	University of Texas Financing Systems Refunding Revenue Bonds, Series A, 5.00%, 08/15/17	2,216,121
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	156,385
1,370,000	Wichita Falls Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/01/25	1,737,749
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD), 5.00%, 02/01/23	1,492,922
		153,332,506
Utah — 0.2%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,259,459
1,085,000	Uintah County School District Refunding GO, (School Board GTY), 5.00%, 02/01/24	1,359,245
		3,618,704
Virginia — 2.8%
155,000	City of Norfolk Water Refunding Revenue Bonds, 5.00%, 11/01/22	187,837
600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	633,767
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,535,423
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Interception), 5.00%, 09/01/21	2,342,400
Principal Amount		Value
Virginia (continued)
$5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	$6,025,550
500,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 09/15/25	609,029
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,957,261
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,423,600
2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/24	3,091,386
8,010,000	Virginia Public School Authority School Improvements Revenue Bonds, Series II, 5.00%, 04/15/17	8,443,661
1,150,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25	1,453,922
10,000,000	Virginia Resources Authority Refunding Revenue Bonds, Series B, 5.00%, 10/01/25	12,619,500
		41,323,336
Washington — 2.6%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/21	1,237,175
430,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/23	535,005
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	105,575
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,722,304

140

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Principal Amount		Value
Washington (continued)
$800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	$829,760
680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	739,915
1,035,000	King County Refunding GO, 5.00%, 07/01/25	1,310,434
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,671,315
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY), 5.00%, 12/01/24	1,469,454
1,000,000	Pierce County School District No 403 Bethel Refunding GO, (School Board GTY), 3.00%, 06/01/16	1,008,940
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY), 5.00%, 12/01/25	6,201,550
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,462,845
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,015,940
2,000,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	2,438,620
9,375,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/16	9,616,406
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/19	3,692,228
1,435,000	Washington Health Care Facilities Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/15/24	1,777,520
		38,834,986
Principal Amount		Value
West Virginia — 0.0%
$125,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	$132,211
Wisconsin — 1.0%
3,000,000	Milwaukee Redevelopment Authority Public Schools Refunding Revenue Bonds, 4.00%, 08/01/16	3,051,930
1,925,000	State of Wisconsin Public Improvements GO, Series A, 5.00%, 05/01/16	1,947,754
10,000,000	State of Wisconsin Refunding GO, Series 1, 5.00%, 05/01/16	10,118,200
		15,117,884
Total Municipal Bonds (Cost $1,288,243,627)		1,326,695,428
U.S. GOVERNMENT SECURITIES — 9.0%
U.S. Treasury Notes — 9.0%
8,500,000	0.38%, 10/31/2016	8,486,723
10,000,000	1.00%, 09/30/2016	10,028,520
110,500,000	2.25%, 11/15/2024	113,810,691
Total U.S. Government Securities (Cost $129,310,460)		132,325,934

141

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2016 (Unaudited)

Shares		Value
INVESTMENT COMPANY — 0.3%
4,369,762	SEI Daily Income Trust Government II Fund, Class A, 0.01%, (e)	$4,369,762
Total Investment Company (Cost $4,369,762)		4,369,762
TOTAL INVESTMENTS — 99.0% (Cost $1,421,923,849)(a)		$1,463,391,124
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		15,288,786
NET ASSETS — 100.0%		$1,478,679,910

(a)	Cost for federal income tax purposes is $1,421,963,291 and net unrealized appreciation of investments is as follows:
	Unrealized appreciation	$42,118,613
	Unrealized depreciation	(690,780)
	Net unrealized appreciation	$41,427,833
(b)	Variable rate security. Rate shown is the rate as of January 31, 2016.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(e)	Rate shown represents current yield at January 31, 2016.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Insured by AMBAC Indemnity Corp.

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

XLCA — XL Capital Insurance

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	1.3%
Arizona	1.1%
Arkansas	0.2%
California.	4.3%
Colorado	0.8%
Connecticut.	2.3%
District Of Columbia	0.5%
Florida	2.5%
Georgia	1.9%
Hawaii	1.0%
Idaho	0.1%
Illinois	1.5%
Indiana	1.1%
Iowa.	0.1%
Kansas	0.3%
Kentucky	0.9%
Louisiana	0.3%
Maine.	0.7%
Maryland	0.4%
Massachusetts	5.7%
Michigan	1.8%
Minnesota	1.6%
Mississippi.	0.3%
Missouri	1.3%
Nevada	0.2%
New Hampshire	0.2%
New Jersey	4.8%
New Mexico	0.7%
New York	26.9%
North Carolina	2.4%
Ohio	2.8%
Oklahoma	0.8%
Oregon	0.5%
Rhode Island	0.3%
South Carolina	1.0%
Tennessee	0.1%
Texas	10.4%
Utah	0.2%
Virginia	2.8%
Washington	2.6%
West Virginia	0.0%
Wisconsin	1.0%
Other*	10.3%
100.0%

*	Includes cash and equivalents, investment companies, U.S. Government Securities, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

142

Old Westbury Funds, Inc.
Notes To Financial Statements
January 31, 2016 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Restatement, as amended, permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At January 31, 2016, the Corporation consisted of six separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Core Fund (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Fund (“Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Strategic Opportunities Fund:

The consolidated financial statements of the Strategic Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Strategic Opportunities Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on May 1, 2015. The Strategic Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM”)(“Adviser”), a commodity pool operator registered with the CFTC effective January 1, 2013. The Strategic Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Strategic Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Strategic Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Strategic Opportunities Fund. The portion of the Strategic Opportunities Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Strategic Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other instruments in which the Subsidiary invests. As of January 31, 2016, the Subsidiary represented $103,454,632, or 1.65% of the Strategic Opportunities Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

143

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2016 (Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

In August 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-15, “Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” Under GAAP, a reporting entity’s continued existence is the basis for preparing financial statements as a going concern (commonly referred to as the going concern basis of accounting) unless and until the entity’s liquidation becomes imminent. This ASU provides guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related disclosures in the entity’s financial statements. The ASU becomes effective for all entities for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange (e.g., exchange traded funds) will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 pm Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls will be valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available.

144

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2016 (Unaudited)

In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The Large Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 18 days during the period ended Jaunary 31, 2016. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of January 31, 2016, foreign securities were fair valued as the change in the S&P 500 Index exceeded the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the period ended January 31, 2016.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

145

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2016 (Unaudited)

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market-related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

C. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements and written options in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

E. Collectibles.The Strategic Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Strategic Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of October 31, 2015, the Strategic Opportunities Fund held no collectibles.

F. Commodities.In order to gain exposure to the commodities markets, the Strategic Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors

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affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Strategic Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

G. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

H. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

I. Loan Participations and Assignments. The Strategic Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

J. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

K. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not

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been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies and instrumentalities on the open market (“quantitative easing”). The Board of Governors of the Federal Reserve System recently ended this quantitative easing and, to the extent it raises the federal funds rate, there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Funds’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•      Level 1 - quoted prices in active markets for identical securities.

•      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•      Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The summary of inputs used to value the Funds’ investments as of January 31, 2016 is as follows:

			Level 2	Level 3
			Significant	Significant
	Level 1		Observable	Unobservable
	Quoted Prices		Inputs	Inputs(d)	Total
Large Cap Core Fund
Equity Securities(b)	$739,174,469(a	)	$191,407,579	$—	$930,582,048
U.S. Government Agencies			24,995,052		24,995,052
Investment Company	83,890,109		—	—	83,890,109
Total	$823,064,578		$216,402,631	$—	$1,039,467,209
Large Cap Strategies Fund
Equity Securities:(b)	$7,709,560,282(a	)	$3,404,335,699	$—	$11,113,895,981
Exchange Traded Funds	1,240,228,880(a	)	—	—	1,240,228,880
U.S. Government Agencies	—		201,959,831	—	201,959,831
Investment Company	186,577,524		—	—	186,577,524
Other Financial Instruments - Assets* Foreign currency exchange contracts	—		4,125,785	—	4,125,785
Other Financial Instruments - Liabilities* Foreign currency exchange contracts	—		(8,741,984)	—	(8,741,984)
Total	$9,136,366,686		$3,601,679,331	$—	$12,738,046,017
Small & Mid Cap Fund
Equity Securities:(b)
Australia	$351,617		$83,765,000	$6,817	$84,123,434
Austria	—		8,427,225	—	8,427,225
Bahamas	—		79,918	—	79,918
Belgium	—		20,385,940	—	20,385,940
Bermuda	42,431,826		1,602,366	—	44,034,192
Brazil	17,907,038		3,560	33,002	17,943,600
Cambodia	—		254,045	—	254,045
Canada	76,446,144		29,070	—	76,475,214
Cayman Islands	76,379		—	—	76,379
Chile	1,784,757		—	—	1,784,757
China	51,487		44,351,711	182,256	44,585,454
Denmark	—		32,170,404	—	32,170,404
Faeroe Islands	—		257,713	—	257,713
Finland	—		19,427,823	1,009	19,428,832
France	—		124,215,880	—	124,215,880
Georgia	—		92,919	—	92,919
Germany	—		134,807,811	—	134,807,811
Gibraltar	—		58,466	—	58,466
Greece	—		1,111,822	—	1,111,822
Guernsey	—		2,752	—	2,752
Hong Kong	76,007		48,730,775	392,303	49,199,085
Hungary	—		15,884	—	15,884
India	1,812,325		58,671,821	28,123	60,512,269
Indonesia	193,682		19,283,869	3,539	19,481,090
Ireland	6,706,959		22,977,729	—	29,684,688
Isle Of Man (U.K.)	—		98,554	—	98,554
Israel	70,337,925		10,096,260	—	80,434,185
Italy	202,342		32,436,810	—	32,639,152
Japan	—		365,783,748	—	365,783,748
Jersey Channel Islands	—		1,449,256	—	1,449,256
Luxembourg	223,907		14,196,260	—	14,420,167
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		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs(d)	Total
Malaysia	—	22,723,887	—	22,723,887
Malta	—	398,553	—	398,553
Martinique	—	120,386	—	120,386
Mexico	19,562,725	56,120	—	19,618,845
Mongolia	—	1,523	—	1,523
Netherlands	1,357,727	29,814,105	—	31,171,832
New Zealand	—	23,461,902	—	23,461,902
Norway	—	3,850,796	—	3,850,796
Peru	2,587,874	—	—	2,587,874
Philippines	—	9,677,300	—	9,677,300
Poland	—	2,914,936	—	2,914,936
Portugal	—	3,364,866	—	3,364,866
Qatar	—	211,877	—	211,877
Singapore	154,171	68,521,101	—	68,675,272
South Africa	—	17,176,369	401	17,176,770
South Korea	—	38,140,706	1,917	38,142,623
Spain	—	35,352,483	—	35,352,483
Sweden	—	38,267,641	—	38,267,641
Switzerland	20,307,450	54,496,322	—	74,803,772
Taiwan	—	32,263,496	460	32,263,956
Thailand	397	11,030,689	—	11,031,086
Turkey	—	2,161,255	—	2,161,255
Ukraine	—	129,977	—	129,977
United Arab Emirates	—	3,307,035	—	3,307,035
United Kingdom	914,196	247,773,059	405	248,687,660
United States	2,227,224,386	51,464,205	—	2,278,688,591
Total Equities	$2,490,711,321	$1,741,465,980	$650,232	$4,232,827,533
Exchange Traded Funds	8,477,145	—	—	8,477,145
Investment Company	17,492,600	—	—	17,492,600
Rights/Warrants
Hong Kong	1,916	901	—	2,817
Italy	32,088	—	—	32,088
Malaysia	71,292	—	—	71,292
Taiwan	—	1		1
Total Rights/Warrants	$105,296	$902	$—	$106,198
U.S. Government Agencies	—	392,942,343	—	392,942,343
Cash Sweep	50,623,943	—	—	50,623,943
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			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
	Quoted Prices		Inputs		Inputs(d)		Total
Other financial instruments - Assets*:
Foreign currency exchange contracts	$—		$462,581		$—		$462,581
Other financial instruments -Liabilities*:
Foreign currency exchange contracts	—		(1,173,574)		—		(1,173,574)
Total	$2,567,410,305		$2,133,698,232		$650,232		$4,701,758,769

Strategic Opportunities Fund
Equity Securities:(b)
Belgium	$—		$5,831,783		$—		$5,831,783
Bermuda	26,006,223		—		—		26,006,223
Canada	3,007,303		—		—		3,007,303
China	—		4,621,831		—		4,621,831
Hong Kong	—		33,769,462		44,280		33,813,742
Ireland	6,181,464		—		—		6,181,464
Japan	—		92,718,518		—		92,718,518
Malaysia	—		15,066,894		—		15,066,894
Netherlands	2,991,200		—		—		2,991,200
Pakistan	—		2,158,458		—		2,158,458
Singapore	—		17,568,014		—		17,568,014
South Korea	—		16,328,140		—		16,328,140
Spain	—		43,559		—		43,559
Switzerland	12,174,029		—		—		12,174,029
Taiwan	—		7,777,701		—		7,777,701
Thailand	—		211,364		—		211,364
United Kingdom	—		1,400,228		—		1,400,228
United States	427,121,005		—		258,750		427,379,755
Total Equities	$477,481,224		$197,495,952		$303,030		$675,280,206
Closed-End Funds	$407,928,079(a	)	$—		$—		$407,928,079
Exchange Traded Funds	54,617,702(a	)	—		—		54,617,702
Preferred Stock	10,014,465(a	)	—		—		10,014,465
Bank Loans	—		7,980,000(a	)	—		7,980,000
Corporate Bonds	—		515,823,018(a	)	3,315,886(c	)	519,138,904
Government Bonds	—		238,361,419(a	)	—		238,361,419
Asset-Backed Securities	—		592,375,502(a	)	—		592,375,502
Non-Agency Mortgage-Backed Securities	—		628,919,698(a	)	—		628,919,698
U.S. Government Agencies	—		2,739,756,298		—		2,739,756,298
U.S. Government Securities	—		49,980,750		—		49,980,750
Cash Sweep	180,157,407		—		—		180,157,407
Other financial instruments - Assets*:
Commodity contracts	1,892,860		1,499,322		—		3,392,182
Equity contracts	9,054,131		60,984,990		—		70,039,121
Foreign exchange currency contracts	—		27,361,995		—		27,361,995

Other financial instruments - Liabilities*:
Commodity contracts	(6,824,363)		(1,207,292)		—		(8,031,655)
Equity contracts	(7,775,918)		(255,275,916)		—		(263,051,834)
Interest rate contracts			(5,351,250)		—		(5,351,250)
Foreign exchange currency contracts	—		(13,719,807)		—		(13,719,807)
Total	$1,126,545,587		$4,784,984,679		$3,618,916		$5,915,149,182
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		Level 2		Level 3
		Significant		Significant
	Level 1	Observable		Unobservable
	Quoted Prices	Inputs		Inputs(d)	Total
Fixed Income Fund
Corporate Bonds	$—	$236,023,343(a	)	$—	$236,023,343
Asset-Backed Securities	—	43,317,641(a	)	—	43,317,641
Municipal Bonds	—	22,942,141(a	)	—	22,942,141
Collateralized Mortgage Obligations	—	2,059,285(a	)		2,059,285
U.S. Government Agencies	—	29,286,481		—	29,286,481
U.S. Government Securities	—	238,394,222		—	238,394,222
Government Bonds	—	1,433,669(a	)	—	1,433,669
Investment Company	2,803,930	—		—	2,803,930
Total	$2,803,930	$573,456,782		$—	$576,260,712
Municipal Bond Fund
Municipal Bonds	$—	$1,326,695,428(a	)	$—	$1,326,695,428
U.S. Government Securities	—	132,325,934		—	132,325,934
Investment Company	4,369,762	—		—	4,369,762
Total	$4,369,762	$1,459,021,362		$—	$1,463,391,124

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At January 31, 2016, the change in the S&P 500 Index exceeded the Funds’ predetermined level (see footnote 3.A) and transfers between levels occurred for the Funds for this reason of $186,942,586, $2,937,812,630, $2,045,262,952 and $116,193,663 for the Large Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Fund and Strategic Opportunities Fund, respectively. Certain investments for reasons other than exceeding the predetermined level for the Small & Mid Cap Fund were transferred from Level 2 into Level 1 in the amount of $480,485.
(c)	Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Fund’s Portfolio of Investments.
(d)	The Small & Mid Cap Fund and Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value as well as a change in NAV less than 1% of NAV for the respective Fund for the period ended January 31, 2016. There were transfers into Level 3 of $33,081 and out of Level 3 in the amount of $1,200,193 for the Small & Mid Cap Fund. In addition, there were no significant purchases and sales during the period. As of January 31, 2016, the percentage of NAV was 0.01% and 0.06% for the Small & Mid Cap Fund and Strategic Opportunities Fund, respectively.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of

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relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the period ended January 31, 2016.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

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For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of January 31, 2016
	Derivative Assets		Derivative Liabilities
Large Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$4,125,785	Unrealized depreciation on forward foreign currency exchange contracts	$8,741,984
Total		$4,125,785		$8,741,984

Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$462,581	Unrealized depreciation on forward foreign currency exchange contracts	$1,173,574
Total		$462,581		$1,173,574

Strategic Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity risk	Investments, at value (purchased options)	$1,083,780	Written option contracts, at value	$4,707,913
	Unrealized appreciation on swap contracts	1,499,322	Unrealized depreciation on swap contracts	1,207,292
			Variation margin	4,295,128
Interest Rate Risk			Unrealized depreciation on swap contracts	5,351,250
Equity Risk	Unrealized appreciation on swap contracts	6,503,662	Unrealized depreciation on swap contracts	189,447
	Structured option contracts, at value	54,481,328	Structured option contracts, at value	255,086,469
	Investments, at value (purchased options)	9,048,450	Written option contracts, at value	4,202,800
Foreign Currency Exchange Risk	Structured option contracts, at value	15,804,651	Structured option contracts, at value	3,783,898
	Unrealized appreciation on forward foreign currency exchange contracts	11,557,344	Unrealized depreciation on forward foreign currency exchange contracts	9,935,909
Total		$99,978,537		$288,760,106

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a future commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

154

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2016 (Unaudited)

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

As of January 31, 2016, the Large Cap Strategies Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	186,000,000	Japanese Yen	21,995,058,000	Barclays Plc	04/28/16	$3,895,626
U.S. Dollar	72,520,532	Euro	66,991,501	Bank of New York Mellon Corp.	02/29/16	(1,103,288)
U.S. Dollar	206,020,961	Euro	193,002,002	Bank of New York Mellon Corp.	02/29/16	(3,207,708)
U.S. Dollar	178,713,348	Japanese Yen	21,583,765,000	Bank of New York Mellon Corp.	03/15/16	230,159
U.S. Dollar	75,755,256	Euro	70,308,787	Bank of New York Mellon Corp.	04/08/16	(557,431)
U.S. Dollar	107,235,121	Euro	100,455,980	Citibank, N.A.	02/29/16	(1,655,867)
U.S. Dollar	107,281,906	Euro	100,501,947	Citibank, N.A.	02/29/16	(1,669,754)
U.S. Dollar	75,724,782	Euro	70,271,962	Citibank, N.A.	04/08/16	(547,936)
						$(4,616,199)

As of January 31, 2016, the Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	195,997,118	Euro	180,377,500	Bank of New York Mellon Corp.	03/07/16	$410,277
U.S. Dollar	101,587,799	Euro	94,326,719	Citibank, N.A.	04/07/16	(790,903)
U.S. Dollar	10,783,187	New Zealand Dollar	16,659,000	Citibank, N.A.	04/28/16	52,304
U.S. Dollar	48,350,114	Euro	44,900,000	JPMorgan Chase Bank N.A.	04/07/16	(382,671)
						$(710,993)

As of October 31, 2015, the Strategic Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	3,913,011	Euro	3,535,300	Bank of America N.A.	03/29/16	$76,903
U.S. Dollar	3,912,930	Euro	3,552,300	Bank of America N.A.	03/29/16	58,375
U.S. Dollar	500,841	Euro	451,900	Bank of America N.A.	03/29/16	10,490
U.S. Dollar	2,347,810	Euro	2,117,500	Bank of America N.A.	03/30/16	50,073
Australian Dollar	6,144,084	U.S. Dollar	4,436,557	Bank of New York Mellon Corp.	02/19/16	(92,280)
Swedish Krona	164,370,000	U.S. Dollar	19,403,067	Bank of New York Mellon Corp.	03/18/16	(223,911)
Singapore Dollar	4,400,417	U.S. Dollar	3,164,629	Barclays Plc	02/12/16	(76,544)
U.S. Dollar	3,125,851	Singapore Dollar	4,400,417	Barclays Plc	02/12/16	37,766
Chilean Unidad de Fomento	261,700,000	U.S. Dollar	363,296	Barclays Plc	02/25/16	2,580
U.S. Dollar	1,161,987	Japanese Yen	137,140,000	Barclays Plc	02/25/16	28,681
U.S. Dollar	3,771,936	Japanese Yen	447,710,000	Barclays Plc	02/26/16	72,061
155

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	140,869	Barclays Plc	03/03/16	$(183)
U.S. Dollar	1,995,954	Japanese Yen	238,049,400	Barclays Plc	03/09/16	27,896
U.S. Dollar	1,235,649	Japanese Yen	146,370,000	Barclays Plc	03/28/16	24,667
Japanese Yen	1,222,323,000	U.S. Dollar	10,000,000	Barclays Plc	04/15/16	117,055
Swedish Krona	43,218,820	U.S. Dollar	5,000,000	Barclays Plc	04/15/16	47,837
Swedish Krona	86,596,030	U.S. Dollar	9,992,641	Barclays Plc	05/13/16	131,423
U.S. Dollar	1,747,966	Japanese Yen	205,823,000	Barclays Plc	05/26/16	42,261
U.S. Dollar	3,167,842	Japanese Yen	393,370,000	Barclays Plc	06/10/16	(93,781)
Japanese Yen	930,384,000	U.S. Dollar	7,945,223	Barclays Plc	06/17/16	(229,109)
Indonesian Rupiah	61,200,000,000	U.S. Dollar	4,216,328	Barclays Plc	07/15/16	93,963
U.S. Dollar	4,002,616	Indonesian Rupiah	61,200,000,000	Barclays Plc	07/15/16	(307,675)
U.S. Dollar	1,518,492	Japanese Yen	185,480,000	Barclays Plc	07/29/16	(22,017)
U.S. Dollar	382,751	Japanese Yen	47,210,000	Barclays Plc	08/12/16	(9,587)
Singapore Dollar	1,151,000	U.S. Dollar	818,227	Barclays Plc	08/17/16	(13,948)
U.S. Dollar	813,629	Singapore Dollar	1,151,000	Barclays Plc	08/17/16	9,350
U.S. Dollar	598,931	Japanese Yen	73,417,000	Barclays Plc	08/24/16	(11,511)
U.S. Dollar	211,359	Japanese Yen	25,530,000	Barclays Plc	09/20/16	(1,161)
Brazil Real	462,771	U.S. Dollar	116,175	Citibank, N.A.	02/02/16	(580)
Brazil Real	5,083,000	U.S. Dollar	1,273,520	Citibank, N.A.	02/02/16	(3,840)
U.S. Dollar	1,455,125	Brazil Real	5,545,771	Citibank, N.A.	02/02/16	69,850
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	606,261	Citibank, N.A.	02/08/16	(15,032)
U.S. Dollar	3,334,386	Euro	2,903,000	Citibank, N.A.	02/09/16	188,790
Japanese Yen	1,165,172,000	U.S. Dollar	9,758,478	Citibank, N.A.	02/19/16	(130,653)
Japanese Yen	1,774,177,500	U.S. Dollar	15,000,000	Citibank, N.A.	02/19/16	(339,959)
U.S. Dollar	24,714,183	Canadian Dollar	32,314,635	Citibank, N.A.	02/19/16	1,647,188
Chilean Unidad de Fomento	1,016,252,000	U.S. Dollar	1,419,049	Citibank, N.A.	03/03/16	730
U.S. Dollar	1,185,084	Euro	1,080,000	Citibank, N.A.	03/10/16	13,906
Indian Rupee	12,050,000	U.S. Dollar	178,545	Citibank, N.A.	03/11/16	(2,204)
U.S. Dollar	14,249,655	Euro	13,298,791	Citibank, N.A.	03/16/16	(174,664)
U.S. Dollar	700,585	Euro	620,368	Citibank, N.A.	03/29/16	27,431
U.S. Dollar	1,056,513	Euro	952,000	Citibank, N.A.	04/08/16	23,218
Euro	7,500,000	U.S. Dollar	8,022,697	Citibank, N.A.	05/13/16	126,545
Japanese Yen	2,339,987,200	U.S. Dollar	19,051,935	Citibank, N.A.	05/13/16	331,510
Polish Zloty	31,055,100	U.S. Dollar	7,791,763	Citibank, N.A.	05/13/16	(191,764)
United Kingdom Pound	5,185,687	U.S. Dollar	7,835,962	Citibank, N.A.	05/13/16	(444,693)
U.S. Dollar	801,698	Australian Dollar	1,138,000	Citibank, N.A.	05/19/16	406
U.S. Dollar	1,444,725	Japanese Yen	177,080,000	Citibank, N.A.	05/19/16	(22,429)
U.S. Dollar	2,289,744	Japanese Yen	284,100,000	Citibank, N.A.	06/10/16	(65,868)
U.S. Dollar	2,282,955	Australian Dollar	3,190,000	Citibank, N.A.	06/14/16	39,382
U.S. Dollar	31,231	Australian Dollar	43,500	Citibank, N.A.	06/17/16	641
U.S. Dollar	7,765,916	Canadian Dollar	11,075,500	Citibank, N.A.	06/17/16	(142,388)
U.S. Dollar	66,719	Australian Dollar	87,700	Citibank, N.A.	06/20/16	5,054
U.S. Dollar	328,714	Japanese Yen	39,830,000	Citibank, N.A.	06/20/16	(1,648)
U.S. Dollar	439,996	Euro	398,462	Citibank, N.A.	07/28/16	5,905
U.S. Dollar	1,093,450	Euro	999,800	Citibank, N.A.	07/29/16	4,209
156

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	375,468	Euro	341,847	Citibank, N.A.	08/10/16	$2,860
U.S. Dollar	2,282,884	Australian Dollar	3,169,000	Citibank, N.A.	09/14/16	62,600
U.S. Dollar	5,098,737	Euro	4,616,000	Citibank, N.A.	01/23/17	33,556
U.S. Dollar	59,812,404	Hong Kong Dollar	465,744,000	Citibank, N.A.	06/12/17	350,870
Chilean Unidad de Fomento	91,184,000	U.S. Dollar	131,313	Deutsche Bank AG	02/08/16	(3,624)
Indian Rupee	58,118,733	U.S. Dollar	874,492	Deutsche Bank AG	02/08/16	(19,822)
U.S. Dollar	1,818,422	Euro	1,580,000	Deutsche Bank AG	02/09/16	106,386
Indian Rupee	6,884,000	U.S. Dollar	103,534	Deutsche Bank AG	02/10/16	(2,330)
U.S. Dollar	100,998	Indian Rupee	6,884,000	Deutsche Bank AG	02/10/16	(207)
Chilean Unidad de Fomento	239,038,000	U.S. Dollar	338,581	Deutsche Bank AG	02/12/16	(3,971)
Chilean Unidad de Fomento	304,306,500	U.S. Dollar	429,205	Deutsche Bank AG	02/16/16	(3,395)
Chilean Unidad de Fomento	118,660,000	U.S. Dollar	167,233	Deutsche Bank AG	02/17/16	(1,210)
Chilean Unidad de Fomento	2,239,980,000	U.S. Dollar	3,113,029	Deutsche Bank AG	02/26/16	18,330
U.S. Dollar	3,429,407	Euro	3,010,100	Deutsche Bank AG	02/26/16	166,486
Chilean Unidad de Fomento	339,476,000	U.S. Dollar	470,221	Deutsche Bank AG	02/29/16	4,205
Chilean Unidad de Fomento	111,242,000	U.S. Dollar	155,063	Deutsche Bank AG	03/02/16	367
U.S. Dollar	428,298	Euro	380,000	Deutsche Bank AG	03/02/16	16,323
U.S. Dollar	609,808	Euro	540,850	Deutsche Bank AG	03/04/16	23,411
U.S. Dollar	120,568	Euro	107,000	Deutsche Bank AG	03/07/16	4,545
U.S. Dollar	2,112,135	Euro	1,900,000	Deutsche Bank AG	03/09/16	51,795
Chilean Unidad de Fomento	304,306,500	U.S. Dollar	428,540	Deutsche Bank AG	03/11/16	(3,766)
Chilean Unidad de Fomento	82,860,000	U.S. Dollar	115,264	Deutsche Bank AG	03/16/16	336
U.S. Dollar	1,938,956	Euro	1,720,000	Deutsche Bank AG	03/23/16	72,965
U.S. Dollar	902,800	Euro	800,000	Deutsche Bank AG	03/29/16	34,730
U.S. Dollar	677,792	Euro	615,000	Deutsche Bank AG	03/29/16	10,463
U.S. Dollar	165,396	Euro	150,689	Deutsche Bank AG	03/31/16	1,876
Chilean Unidad de Fomento	308,731,000	U.S. Dollar	425,942	Deutsche Bank AG	04/07/16	3,821
U.S. Dollar	803,722	Euro	742,242	Deutsche Bank AG	04/13/16	(2,016)
Chilean Unidad de Fomento	118,660,000	U.S. Dollar	160,705	Deutsche Bank AG	04/15/16	4,350
Indian Rupee	93,183,000	U.S. Dollar	1,371,952	Deutsche Bank AG	04/20/16	(16,665)
Chilean Unidad de Fomento	81,840,000	U.S. Dollar	110,834	Deutsche Bank AG	04/21/16	2,942
Indian Rupee	13,777,000	U.S. Dollar	199,320	Deutsche Bank AG	04/25/16	917
Indian Rupee	22,003,000	U.S. Dollar	320,216	Deutsche Bank AG	04/27/16	(511)
U.S. Dollar	952,192	Euro	860,000	Deutsche Bank AG	04/27/16	18,253
Chilean Unidad de Fomento	29,726,000	U.S. Dollar	40,992	Deutsche Bank AG	04/28/16	307
Indian Rupee	17,195,000	U.S. Dollar	250,783	Deutsche Bank AG	04/28/16	(974)
Indian Rupee	61,156,466	U.S. Dollar	887,222	Deutsche Bank AG	04/29/16	1,119
157

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	757,944	Euro	684,003	Deutsche Bank AG	04/29/16	$15,087
U.S. Dollar	370,969	Euro	330,000	Deutsche Bank AG	05/09/16	12,452
Indian Rupee	6,884,000	U.S. Dollar	99,638	Deutsche Bank AG	05/10/16	181
U.S. Dollar	54,291	Euro	50,759	Deutsche Bank AG	05/19/16	(874)
U.S. Dollar	713,617	Euro	670,000	Deutsche Bank AG	06/06/16	(14,982)
U.S. Dollar	3,400,343	Euro	3,001,450	Deutsche Bank AG	06/13/16	135,596
U.S. Dollar	3,187,680	Euro	2,900,000	Deutsche Bank AG	06/14/16	33,174
U.S. Dollar	523,049	Euro	459,000	Deutsche Bank AG	06/15/16	23,750
U.S. Dollar	100,937	Japanese Yen	12,210,000	Deutsche Bank AG	06/17/16	(327)
U.S. Dollar	100,082	Japanese Yen	12,230,000	Deutsche Bank AG	06/22/16	(1,365)
U.S. Dollar	629,665	Euro	571,000	Deutsche Bank AG	07/25/16	7,677
U.S. Dollar	1,086,880	Euro	997,000	Deutsche Bank AG	07/27/16	776
U.S. Dollar	261,250	Euro	230,990	Deutsche Bank AG	08/31/16	9,262
U.S. Dollar	2,100,721	Euro	1,852,488	Deutsche Bank AG	10/11/16	76,505
U.S. Dollar	51,118	Euro	45,895	Deutsche Bank AG	11/04/16	920
U.S. Dollar	2,094,548	Euro	1,905,000	Deutsche Bank AG	11/09/16	10,515
U.S. Dollar	200,156	Euro	184,184	Deutsche Bank AG	11/17/16	(1,403)
U.S. Dollar	1,178,059	Japanese Yen	143,060,000	Deutsche Bank AG	11/18/16	(15,818)
U.S. Dollar	3,322,035	Euro	3,008,000	Deutsche Bank AG	01/23/17	21,329
U.S. Dollar	1,071,741	Euro	971,000	Deutsche Bank AG	01/23/17	6,254
U.S. Dollar	694,668	Euro	629,000	Deutsche Bank AG	01/23/17	4,460
U.S. Dollar	293,123	Euro	255,000	Goldman Sachs Group, Inc.	02/09/16	16,813
U.S. Dollar	521,897	Euro	475,000	Goldman Sachs Group, Inc.	02/12/16	7,167
U.S. Dollar	272,926	Japanese Yen	32,163,000	Goldman Sachs Group, Inc.	02/12/16	7,195
U.S. Dollar	1,815,309	Euro	1,580,000	Goldman Sachs Group, Inc.	02/17/16	102,958
U.S. Dollar	2,505,710	Japanese Yen	295,495,910	Goldman Sachs Group, Inc.	02/17/16	64,109
U.S. Dollar	940,000	Australian Dollar	1,354,684	Goldman Sachs Group, Inc.	04/06/16	(15,648)
U.S. Dollar	407,696	Euro	373,000	Goldman Sachs Group, Inc.	05/09/16	2,463
U.S. Dollar	405,445	Euro	377,000	Goldman Sachs Group, Inc.	05/12/16	(4,176)
U.S. Dollar	545,369	Japanese Yen	66,920,000	Goldman Sachs Group, Inc.	05/12/16	(8,949)
U.S. Dollar	737,876	Euro	682,000	Goldman Sachs Group, Inc.	05/16/16	(3,238)
U.S. Dollar	795,367	Euro	740,000	Goldman Sachs Group, Inc.	05/24/16	(8,995)
U.S. Dollar	138,670	Japanese Yen	16,246,000	Goldman Sachs Group, Inc.	01/10/17	2,784
U.S. Dollar	1,093,001	Euro	996,000	Goldman Sachs Group, Inc.	01/27/17	56
U.S. Dollar	1,385,321	Japanese Yen	162,280,000	Goldman Sachs Group, Inc.	01/27/17	27,528
Indian Rupee	42,909,500	U.S. Dollar	646,120	HSBC Holdings Plc	02/05/16	(14,843)
U.S. Dollar	2,107,933	Euro	1,856,000	HSBC Holdings Plc	02/10/16	96,786
U.S. Dollar	3,509,113	Japanese Yen	413,370,000	HSBC Holdings Plc	02/12/16	93,845
Indian Rupee	69,908,000	U.S. Dollar	1,037,629	HSBC Holdings Plc	02/16/16	(10,755)
U.S. Dollar	1,183,380	Japanese Yen	145,609,000	HSBC Holdings Plc	02/24/16	(19,891)
U.S. Dollar	434,532	Japanese Yen	51,260,000	HSBC Holdings Plc	02/25/16	10,927
U.S. Dollar	1,963,142	Japanese Yen	234,458,000	HSBC Holdings Plc	02/29/16	25,440
U.S. Dollar	456,782	Japanese Yen	54,300,000	HSBC Holdings Plc	03/04/16	7,946
U.S. Dollar	320,227	Euro	288,000	HSBC Holdings Plc	03/09/16	7,923
Mexican Peso	50,041,430	U.S. Dollar	3,146,073	HSBC Holdings Plc	03/11/16	(395,115)
Singapore Dollar	2,488,300	U.S. Dollar	1,756,468	HSBC Holdings Plc	03/16/16	(11,538)
U.S. Dollar	1,740,496	Singapore Dollar	2,488,300	HSBC Holdings Plc	03/16/16	(4,434)
U.S. Dollar	1,986,671	Euro	1,864,543	HSBC Holdings Plc	04/18/16	(37,663)
U.S. Dollar	2,583,803	Euro	2,263,000	HSBC Holdings Plc	04/20/16	126,726
Indian Rupee	74,579,000	U.S. Dollar	1,082,105	HSBC Holdings Plc	04/29/16	1,207
U.S. Dollar	305,443	Japanese Yen	37,330,000	HSBC Holdings Plc	05/25/16	(3,909)
U.S. Dollar	783,169	Euro	720,487	HSBC Holdings Plc	06/09/16	(413)
158

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	2,323,952	Japanese Yen	285,300,000	HSBC Holdings Plc	06/09/16	$(41,529)
U.S. Dollar	3,379,502	Japanese Yen	418,940,000	HSBC Holdings Plc	06/10/16	(94,134)
U.S. Dollar	102,002	Japanese Yen	12,230,000	HSBC Holdings Plc	06/16/16	576
U.S. Dollar	836,306	Japanese Yen	98,220,000	HSBC Holdings Plc	07/19/16	20,830
U.S. Dollar	3,284,103	Euro	2,975,000	HSBC Holdings Plc	08/05/16	42,051
Singapore Dollar	864,000	U.S. Dollar	614,291	HSBC Holdings Plc	08/17/16	(10,557)
U.S. Dollar	2,495,471	Japanese Yen	307,492,000	HSBC Holdings Plc	08/22/16	(61,022)
Mexican Peso	102,610,000	U.S. Dollar	5,859,645	HSBC Holdings Plc	08/29/16	(287,952)
U.S. Dollar	575,917	Japanese Yen	70,138,000	HSBC Holdings Plc	11/14/16	(9,305)
U.S. Dollar	1,705,366	Japanese Yen	199,698,335	HSBC Holdings Plc	01/31/17	34,191
Brazil Real	779,257	U.S. Dollar	196,108	JPMorgan Chase Bank N.A.	02/02/16	(1,458)
U.S. Dollar	204,170	Brazil Real	779,257	JPMorgan Chase Bank N.A.	02/02/16	9,520
Indian Rupee	2,633,000	U.S. Dollar	39,527	JPMorgan Chase Bank N.A.	02/09/16	(813)
Chilean Unidad de Fomento	41,242,000	U.S. Dollar	58,231	JPMorgan Chase Bank N.A.	02/12/16	(500)
Euro	8,855,647	U.S. Dollar	10,000,000	JPMorgan Chase Bank N.A.	02/12/16	(403,648)
U.S. Dollar	3,657,687	Euro	3,186,000	JPMorgan Chase Bank N.A.	02/17/16	204,807
Euro	10,933,416	U.S. Dollar	12,500,000	JPMorgan Chase Bank N.A.	02/19/16	(650,184)
Euro	15,000,000	U.S. Dollar	17,099,025	JPMorgan Chase Bank N.A.	02/19/16	(841,779)
U.S. Dollar	16,457,041	Euro	15,000,000	JPMorgan Chase Bank N.A.	02/19/16	199,795
U.S. Dollar	11,774,972	Euro	10,933,416	JPMorgan Chase Bank N.A.	02/19/16	(74,843)
Indian Rupee	2,633,000	U.S. Dollar	39,061	JPMorgan Chase Bank N.A.	03/03/16	(476)
Singapore Dollar	2,807,550	U.S. Dollar	1,984,310	JPMorgan Chase Bank N.A.	03/03/16	(14,837)
U.S. Dollar	511,403	Japanese Yen	60,600,000	JPMorgan Chase Bank N.A.	03/03/16	10,511
U.S. Dollar	1,964,503	Singapore Dollar	2,807,550	JPMorgan Chase Bank N.A.	03/03/16	(4,970)
U.S. Dollar	12,791,223	Euro	11,944,925	JPMorgan Chase Bank N.A.	03/16/16	(164,647)
Australian Dollar	6,255,646	U.S. Dollar	4,486,699	JPMorgan Chase Bank N.A.	03/18/16	(69,700)
Euro	22,000,000	U.S. Dollar	24,381,983	JPMorgan Chase Bank N.A.	03/18/16	(518,501)
Euro	35,000,000	U.S. Dollar	38,827,145	JPMorgan Chase Bank N.A.	03/18/16	(862,514)
Mexican Peso	200,746,224	U.S. Dollar	12,000,000	JPMorgan Chase Bank N.A.	03/18/16	(970,094)
U.S. Dollar	19,965,266	Mexican Peso	332,067,240	JPMorgan Chase Bank N.A.	03/18/16	1,719,989
Malaysian Ringgit	15,609,000	Japanese Yen	427,591,385	JPMorgan Chase Bank N.A.	04/08/16	228,937
Indian Rupee	488,000,000	Japanese Yen	854,780,800	JPMorgan Chase Bank N.A.	04/11/16	32,336
Malaysian Ringgit	10,882,486	Japanese Yen	306,019,424	JPMorgan Chase Bank N.A.	04/13/16	93,508
Euro	35,000,000	U.S. Dollar	37,564,031	JPMorgan Chase Bank N.A.	04/15/16	432,241
Euro	4,610,228	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	04/15/16	4,617
Indian Rupee	2,633,000	U.S. Dollar	38,915	JPMorgan Chase Bank N.A.	04/18/16	(609)
U.S. Dollar	221,364	Euro	203,185	JPMorgan Chase Bank N.A.	04/21/16	747
U.S. Dollar	3,020,000	Japanese Yen	360,802,420	JPMorgan Chase Bank N.A.	04/22/16	33,201
Euro	15,000,000	U.S. Dollar	16,044,976	JPMorgan Chase Bank N.A.	05/13/16	253,508
U.S. Dollar	19,931,444	Mexican Peso	339,632,200	JPMorgan Chase Bank N.A.	05/13/16	1,343,570
U.S. Dollar	11,281,397	Swedish Krona	98,313,000	JPMorgan Chase Bank N.A.	05/13/16	(212,514)
U.S. Dollar	3,507,432	Australian Dollar	4,954,000	JPMorgan Chase Bank N.A.	05/18/16	19,052
U.S. Dollar	2,554,112	Australian Dollar	3,628,000	JPMorgan Chase Bank N.A.	05/19/16	(447)
U.S. Dollar	207,721	Euro	180,987	JPMorgan Chase Bank N.A.	05/20/16	11,020
U.S. Dollar	480,506	Japanese Yen	57,068,000	JPMorgan Chase Bank N.A.	05/20/16	7,666
U.S. Dollar	3,424,586	Australian Dollar	4,733,000	JPMorgan Chase Bank N.A.	06/14/16	95,798
Japanese Yen	1,240,569,000	U.S. Dollar	10,595,348	JPMorgan Chase Bank N.A.	06/17/16	(306,723)
U.S. Dollar	13,697,851	Euro	12,552,085	JPMorgan Chase Bank N.A.	06/17/16	42,778
U.S. Dollar	166,921	Australian Dollar	220,000	JPMorgan Chase Bank N.A.	06/20/16	12,232
U.S. Dollar	2,487,982	Australian Dollar	3,281,000	JPMorgan Chase Bank N.A.	06/22/16	181,224
159

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Indonesian Rupiah	15,770,000,000	Australian Dollar	1,433,636	JPMorgan Chase Bank N.A.	06/23/16	$107,612
Euro	27,321,310	U.S. Dollar	30,000,001	JPMorgan Chase Bank N.A.	06/24/16	(270,733)
Indonesian Rupiah	6,910,000,000	Australian Dollar	629,498	JPMorgan Chase Bank N.A.	06/24/16	46,097
Malaysian Ringgit	14,979,000	Euro	3,099,510	JPMorgan Chase Bank N.A.	07/19/16	224,719
U.S. Dollar	3,317,988	Euro	2,975,000	JPMorgan Chase Bank N.A.	07/29/16	76,846
U.S. Dollar	1,773,396	Euro	1,606,300	JPMorgan Chase Bank N.A.	08/05/16	22,906
U.S. Dollar	1,743,522	Euro	1,584,300	JPMorgan Chase Bank N.A.	08/11/16	16,592
U.S. Dollar	1,795,550	Euro	1,612,000	JPMorgan Chase Bank N.A.	08/22/16	37,650
U.S. Dollar	1,798,436	Japanese Yen	221,633,000	JPMorgan Chase Bank N.A.	08/22/16	(44,224)
U.S. Dollar	1,242,439	Japanese Yen	146,373,000	JPMorgan Chase Bank N.A.	08/26/16	25,284
U.S. Dollar	848,028	Euro	737,287	JPMorgan Chase Bank N.A.	08/29/16	43,784
U.S. Dollar	947,298	Japanese Yen	112,727,000	JPMorgan Chase Bank N.A.	08/29/16	9,804
U.S. Dollar	608,503	Japanese Yen	72,717,000	JPMorgan Chase Bank N.A.	08/31/16	3,701
U.S. Dollar	4,530,000	Japanese Yen	535,701,945	JPMorgan Chase Bank N.A.	09/26/16	69,517
U.S. Dollar	159,175	Euro	147,287	JPMorgan Chase Bank N.A.	11/14/16	(1,986)
U.S. Dollar	2,283,066	Australian Dollar	3,208,000	JPMorgan Chase Bank N.A.	12/12/16	43,296
U.S. Dollar	1,141,829	Australian Dollar	1,595,000	JPMorgan Chase Bank N.A.	12/14/16	28,315
U.S. Dollar	636,596	Euro	572,000	JPMorgan Chase Bank N.A.	12/15/16	9,926
Hong Kong Dollar	465,744,000	U.S. Dollar	60,000,000	JPMorgan Chase Bank N.A.	06/12/17	(538,466)
Chilean Unidad de Fomento	40,920,000	U.S. Dollar	56,255	Morgan Stanley	02/16/16	1,003
Chilean Unidad de Fomento	40,920,000	U.S. Dollar	57,682	Morgan Stanley	02/16/16	(423)
U.S. Dollar	894,458	Euro	816,000	Morgan Stanley	03/10/16	9,568
U.S. Dollar	762,990	Euro	686,000	Morgan Stanley	06/06/16	16,991
U.S. Dollar	455,013	Euro	403,000	Morgan Stanley	08/15/16	15,662
U.S. Dollar	451,840	Euro	403,000	Morgan Stanley	08/17/16	12,453
U.S. Dollar	407,324	Japanese Yen	50,022,000	Standard Chartered Bank	05/12/16	(7,023)
U.S. Dollar	261,425	Japanese Yen	31,954,500	Standard Chartered Bank	05/16/16	(3,299)
U.S. Dollar	1,404,159	Japanese Yen	166,449,000	Standard Chartered Bank	05/26/16	24,755
U.S. Dollar	1,098,221	Japanese Yen	127,990,000	Standard Chartered Bank	07/19/16	35,578
U.S. Dollar	675,006	Japanese Yen	78,840,000	Standard Chartered Bank	01/17/17	15,371
Swedish Krona	41,051,225	U.S. Dollar	5,000,000	UBS AG	02/12/16	(215,743)
Euro	10,000,000	U.S. Dollar	10,802,350	UBS AG	06/10/16	73,762
U.S. Dollar	22,998,261	Mexican Peso	416,128,625	UBS AG	06/17/16	281,677
						$1,621,435

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements

160

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2016 (Unaudited)

are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

A summary of the Strategic Opportunities Fund’s written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2015	5,516	$3,623,270
Options written	56,130	16,166,244
Options terminated in closing purchase transactions	(48,878)	(7,357,767)
Options exercised	(1)	(711)
Options expired	(5,057)	(1,672,103)
Contracts outstanding at January 31, 2016	7,710	$10,758,933

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities,

161

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2016 (Unaudited)

depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently marked-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Federal Income Taxes:

As of October 31, 2015, the Fixed Income Fund had a long-term capital loss carryforward of $4,613,007, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, as amended, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

8.	Commitments:

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of January 31, 2016, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

162

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	3/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	3/28/16

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	3/28/16

* Print the name and title of each signing officer under his or her signature.